UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Large Cap Value Index Fund Fidelity® Large Cap Value Index Fund : FLCOX

This annual shareholder report contains information about Fidelity® Large Cap Value Index Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Value Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 23% and contributed most to the fund's performance for the fiscal year. Consumer staples stocks also helped (+17%). Utilities rose roughly 21%, industrials gained approximately 6%, lifted by the capital goods industry (+9%), and communication services advanced about 17%. Other contributors included the real estate (+16%), information technology (+3%) and consumer discretionary (+3%) sectors.
•Conversely, energy returned -11% and detracted most. Health care (-1%), hampered by the pharmaceuticals, biotechnology & life sciences industry (-3%), and materials (-4%) also hurt.
•Turning to individual stocks, the biggest contributor was Berkshire Hathaway (+34%), from the financial services industry. Another notable contributor was Walmart (+66%), a stock in the consumer staples distribution & retail category. JPMorgan Chase (+30%), a stock in the banks industry, helped. In food, beverage & tobacco, Philip Morris International (+89%) helped. Lastly, AT&T (+73%), a stock in the telecommunication services industry, also boosted the fund.
•In contrast, the biggest detractor was UnitedHealth Group (-14%), from the health care equipment & services category. In pharmaceuticals, biotechnology & life sciences, Thermo Fisher Scientific returned approximately -24% and hurt the fund. ConocoPhillips (-27%) and Exxon Mobil (-8%), within the energy sector, hindered the fund. Lastly, in semiconductors & semiconductor equipment, Intel returned roughly -33% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2016 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Large Cap Value Index Fund	8.52%	12.99%	9.16%
Russell 1000® Value Index	8.55%	13.00%	9.17%
Russell 1000® Index	11.94%	15.42%	13.24%
A   From June 7, 2016
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,569,753,709
Number of Holdings	873
Total Advisory Fee	$3,244,299
Portfolio Turnover	14%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.4
Industrials	14.4
Health Care	14.2
Information Technology	8.7
Consumer Staples	8.5
Energy	6.3
Consumer Discretionary	5.9
Utilities	4.9
Real Estate	4.8
Communication Services	4.5
Materials	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.9
Ireland - 0.8
Canada - 0.1
Bailiwick Of Jersey - 0.1
Bermuda - 0.1
United Kingdom - 0.0
Brazil - 0.0
Puerto Rico - 0.0
Belgium - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	4.0
JPMorgan Chase & Co	2.9
Exxon Mobil Corp	2.0
Walmart Inc	1.7
Johnson & Johnson	1.7
UnitedHealth Group Inc	1.6
Procter & Gamble Co/The	1.3
Bank of America Corp	1.2
Philip Morris International Inc	1.1
Wells Fargo & Co	1.1
18.6
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913284.100    2830-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Mid Cap Index Fund Fidelity® Mid Cap Index Fund : FSMDX

This annual shareholder report contains information about Fidelity® Mid Cap Index Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 18% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+18%), benefiting from the software & services industry (+53%). Utilities rose 28%, real estate gained about 13%, lifted by the equity real estate investment trusts industry (+13%), and communication services advanced roughly 18%. Other contributors included the industrials (+4%), energy (+4%) and consumer discretionary (+0%) sectors.
•In contrast, health care returned -8% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-14%). Materials (-11%) and consumer staples (-3%), especially the food, beverage & tobacco industry (-9%), also hurt.
•Turning to individual stocks, the top contributor was Palantir Technologies (+439%), from the software & services category. From the same group, AppLovin (+282%) and MicroStrategy (+176%) contributed. In capital goods, Howmet Aerospace gained 108% and lifted the fund. Lastly, Williams Companies (+59%), from the energy sector, also boosted the fund.
•Conversely, the biggest detractor was Super Micro Computer (-61%), from the technology hardware & equipment category. Microchip Technology (-49%), a stock in the semiconductors & semiconductor equipment group, hurt the fund. In health care equipment & services, Dexcom returned -44% and detracted. Halliburton, within the energy sector, returned -46% and hurt the fund's performance. Lastly, in materials, Dow (-40%) also hurt the fund's performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2015 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mid Cap Index Fund	7.32%	12.96%	8.81%
Russell Midcap® Index	7.33%	12.96%	8.81%
Russell 3000® Index	11.40%	15.12%	11.68%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$37,720,699,375
Number of Holdings	810
Total Advisory Fee	$9,016,812
Portfolio Turnover	15%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	16.8
Financials	16.6
Information Technology	14.0
Consumer Discretionary	9.9
Health Care	9.1
Real Estate	7.8
Utilities	6.3
Energy	5.2
Materials	5.2
Consumer Staples	5.1
Communication Services	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.8
Brazil - 0.4
Korea (South) - 0.2
Canada - 0.2
Bailiwick Of Jersey - 0.1
Bermuda - 0.1
United Kingdom - 0.1
Puerto Rico - 0.1
Belgium - 0.0

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	2.3
MicroStrategy Inc Class A	0.8
Arthur J Gallagher & Co	0.7
Williams Cos Inc/The	0.6
AppLovin Corp Class A	0.6
Howmet Aerospace Inc	0.6
Digital Realty Trust Inc	0.6
AFLAC Inc	0.5
Bank of New York Mellon Corp/The	0.5
Hilton Worldwide Holdings Inc	0.5
7.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913274.100    2352-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Mid Cap Index Fund Fidelity Flex® Mid Cap Index Fund : FLAPX

This annual shareholder report contains information about Fidelity Flex® Mid Cap Index Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 18% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped, gaining roughly 18% and benefiting from the software & services industry (+53%). The utilities sector rose about 28%. Real estate (+14%) also contributed, lifted by the equity real estate investment trusts industry (+13%). Other contributors included the communication services (+18%), industrials (+4%) and energy (+4%) sectors.
•In contrast, health care returned -8% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-14%). Materials (-11%) also hurt. Other detractors were the consumer staples (-3%) sector, held back by the food, beverage & tobacco industry (-9%), and the consumer discretionary (0%) sector, especially the consumer durables & apparel industry (-8%).
•Turning to individual stocks, the top contributor was Palantir Technologies (+439%), from the software & services category. Within the same category, AppLovin (+281%) and MicroStrategy (+176%) boosted the fund. Another notable contributor was Howmet Aerospace (+108%), a stock in the capital goods industry. Lastly, Williams Companies, within the energy sector, gained 59% and also lifted the fund.
•Conversely, the biggest detractor was Super Micro Computer (-61%), from the technology hardware & equipment category. Microchip Technology (-49%), from the semiconductors & semiconductor equipment category, hindered the fund. Dexcom, within the health care equipment & services group, returned -44% and hurt the fund. Halliburton (-46%), a stock in the energy sector, hurt the fund's performance. Lastly, Dow (-40%), from the materials sector, also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Mid Cap Index Fund	7.31%	12.99%	9.42%
Russell Midcap® Index	7.33%	12.96%	9.38%
Russell 1000® Index	11.94%	15.42%	12.76%
A   From March 9, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$495,172,449
Number of Holdings	812
Total Advisory Fee	$0
Portfolio Turnover	17%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	16.9
Financials	16.7
Information Technology	14.0
Consumer Discretionary	9.9
Health Care	9.1
Real Estate	7.8
Utilities	6.3
Energy	5.2
Materials	5.2
Consumer Staples	5.1
Communication Services	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.7
Brazil - 0.5
Korea (South) - 0.2
Canada - 0.2
Bailiwick Of Jersey - 0.1
Bermuda - 0.1
United Kingdom - 0.1
Puerto Rico - 0.1
Belgium - 0.0

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	2.2
MicroStrategy Inc Class A	0.8
Arthur J Gallagher & Co	0.7
Williams Cos Inc/The	0.6
AppLovin Corp Class A	0.6
Howmet Aerospace Inc	0.6
Digital Realty Trust Inc	0.6
AFLAC Inc	0.5
Bank of New York Mellon Corp/The	0.5
Hilton Worldwide Holdings Inc	0.5
7.6
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913286.100    2920-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Large Cap Growth Index Fund Fidelity® Large Cap Growth Index Fund : FSPGX

This annual shareholder report contains information about Fidelity® Large Cap Growth Index Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Growth Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, information technology gained 16% and contributed most to the fund's performance for the fiscal year. Communication services, which gained about 18%, also helped, benefiting from the media & entertainment industry (+18%), as did consumer discretionary, which advanced 13%. The financials sector rose approximately 22%, boosted by the financial services industry (+21%), while industrials gained 14% and health care advanced 5%. Other contributors included the consumer staples (+9%), real estate (+25%), energy (+23%), utilities (+50%) and materials (+7%) sectors.
•Turning to individual stocks, the biggest contributor was Apple (+25%), from the technology hardware & equipment group. Nvidia (+26%) and Broadcom (+50%), within the semiconductors & semiconductor equipment industry, boosted the fund. In automobiles & components, Tesla gained 54% and lifted the fund. Lastly, Meta Platforms (+28%), from the media & entertainment category, also contributed.
•In contrast, the biggest detractor was Merck (-32%), from the pharmaceuticals, biotechnology & life sciences group. Advanced Micro Devices (-39%) and Applied Materials (-23%), from the semiconductors & semiconductor equipment group, hurt. In software & services, Adobe (-19%) detracted. Lastly, Alphabet, within the media & entertainment group, returned -2% and also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2016 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Large Cap Growth Index Fund	14.46%	17.20%	16.78%
Russell 1000® Growth Index	14.53%	17.23%	16.82%
Russell 1000® Index	11.94%	15.42%	13.24%
A   From June 7, 2016
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$31,225,667,730
Number of Holdings	397
Total Advisory Fee	$10,042,570
Portfolio Turnover	9%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.5
Consumer Discretionary	14.6
Communication Services	12.8
Health Care	7.8
Financials	7.5
Industrials	4.9
Consumer Staples	3.8
Materials	0.6
Real Estate	0.6
Energy	0.5
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Brazil - 0.2
Korea (South) - 0.1
Mexico - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.4
Microsoft Corp	10.7
NVIDIA Corp	9.2
Amazon.com Inc	6.4
Meta Platforms Inc Class A	4.0
Alphabet Inc Class A	3.4
Broadcom Inc	3.3
Tesla Inc	3.1
Alphabet Inc Class C	2.8
Eli Lilly & Co	2.8
57.1
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913283.100    2826-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Small Cap Index Fund Fidelity Flex® Small Cap Index Fund : FLXSX

This annual shareholder report contains information about Fidelity Flex® Small Cap Index Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 16% and contributed most to the fund's performance for the fiscal year. Consumer staples stocks also helped, gaining roughly 29%. The utilities sector rose approximately 16%. Other contributors included the real estate (+5%), industrials (+2%) and communication services (+5%) sectors.
•In contrast, energy returned about -32% and detracted most. Consumer discretionary (-9%) and health care (-2%), especially the pharmaceuticals, biotechnology & life sciences industry (-3%), also hurt. Other detractors included the materials (-6%) and information technology (-1%) sectors.
•Turning to individual stocks, the biggest contributor was Sprouts Farmers Market (+159%), from the consumer staples distribution & retail group. Another notable contributor was Insmed (+191%), a stock in the pharmaceuticals, biotechnology & life sciences category. Rocket Lab, within the capital goods group, gained 479% and lifted the fund. Carpenter Technology (+129%), from the materials sector, boosted the fund. Lastly, in consumer discretionary distribution & retail, Carvana gained 55% and also lifted the fund.
•Conversely, the biggest detractor was Atkore (-63%), from the capital goods category. Another notable detractor was Vaxcyte (-41%), a stock in the pharmaceuticals, biotechnology & life sciences category. Lastly, PBF Energy (-67%), Murphy Oil (-52%) and SM Energy (-52%), from the energy sector, also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Small Cap Index Fund	0.96%	9.98%	6.13%
Russell 2000® Index	0.87%	9.88%	6.03%
Russell 3000® Index	11.40%	15.12%	12.35%
A   From March 9, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$450,996,065
Number of Holdings	1,946
Total Advisory Fee	$0
Portfolio Turnover	10%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Industrials	17.3
Health Care	17.1
Information Technology	12.6
Consumer Discretionary	9.1
Real Estate	6.2
Energy	4.6
Materials	3.8
Consumer Staples	3.3
Utilities	3.3
Communication Services	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
Canada - 0.6
Puerto Rico - 0.3
Thailand - 0.3
Brazil - 0.3
Norway - 0.2
Cameroon - 0.2
Bermuda - 0.1
India - 0.1
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Sprouts Farmers Market Inc	0.7
Insmed Inc	0.6
FTAI Aviation Ltd	0.6
Carpenter Technology Corp	0.5
Applied Industrial Technologies Inc	0.5
SouthState Corp	0.5
Mueller Industries Inc	0.4
Rocket Lab USA Inc Class A	0.4
Halozyme Therapeutics Inc	0.4
ExlService Holdings Inc	0.4
5.0
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913287.100    2921-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Small Cap Index Fund Fidelity® Small Cap Index Fund : FSSNX

This annual shareholder report contains information about Fidelity® Small Cap Index Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Index Fund	$ 3	0.02%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 16% and contributed most to the fund's performance for the fiscal year. Consumer staples stocks also helped, gaining about 28%. The utilities sector rose roughly 16%. Real estate (+5%) also contributed, lifted by the equity real estate investment trusts industry (+6%). Other contributors included the industrials (+2%), communication services (+5%) and information technology (-1%) sectors.
•In contrast, energy returned about -32% and detracted most. Consumer discretionary (-9%) also hurt. Other detractors were the health care (-2%) sector, held back by the pharmaceuticals, biotechnology & life sciences industry (-3%), and the materials (-6%) sector.
•Turning to individual stocks, the biggest contributor was Sprouts Farmers Market (+159%), from the consumer staples distribution & retail category. In pharmaceuticals, biotechnology & life sciences, Insmed (+191%) contributed. Rocket Lab (+480%), from the capital goods group, contributed. Carpenter Technology (+129%), a stock in the materials sector, helped. Lastly, Carvana (+55%), a stock in the consumer discretionary distribution & retail group, also helped.
•Conversely, the biggest detractor was Atkore (-63%), from the capital goods group. Vaxcyte, within the pharmaceuticals, biotechnology & life sciences group, returned -41% and hindered the fund. Lastly, PBF Energy (-67%), Murphy Oil (-52%) and SM Energy (-52%), from the energy sector, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
April 30, 2015 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Small Cap Index Fund	1.03%	9.98%	6.47%
Russell 2000® Index	0.87%	9.88%	6.32%
Russell 3000® Index	11.40%	15.12%	11.68%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$23,709,030,915
Number of Holdings	1,948
Total Advisory Fee	$6,547,695
Portfolio Turnover	14%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Industrials	17.4
Health Care	17.0
Information Technology	12.5
Consumer Discretionary	9.1
Real Estate	6.1
Energy	4.6
Materials	3.8
Consumer Staples	3.3
Utilities	3.2
Communication Services	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
Canada - 0.6
Puerto Rico - 0.3
Thailand - 0.3
Brazil - 0.3
Norway - 0.2
Cameroon - 0.2
Bermuda - 0.1
India - 0.1
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Sprouts Farmers Market Inc	0.8
Insmed Inc	0.6
FTAI Aviation Ltd	0.6
Carpenter Technology Corp	0.5
Applied Industrial Technologies Inc	0.5
SouthState Corp	0.5
Mueller Industries Inc	0.5
Rocket Lab USA Inc Class A	0.4
Halozyme Therapeutics Inc	0.4
ExlService Holdings Inc	0.4
5.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913275.100    2358-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Large Cap Growth Index Fund Fidelity® Series Large Cap Growth Index Fund : FHOFX

This annual shareholder report contains information about Fidelity® Series Large Cap Growth Index Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Growth Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, information technology gained 16% and contributed most to the fund's performance for the fiscal year. Communication services, which gained roughly 18%, also helped, benefiting from the media & entertainment industry (+18%), as did consumer discretionary, which advanced 13%. The financials sector rose about 22%, boosted by the financial services industry (+21%), while industrials gained 14% and health care advanced 5%. Other contributors included the consumer staples (+9%), real estate (+25%), energy (+22%), utilities (+50%) and materials (+7%) sectors.
•Turning to individual stocks, the biggest contributor was Apple (+25%), from the technology hardware & equipment category. In semiconductors & semiconductor equipment, Nvidia (+26%) and Broadcom (+50%) contributed. In automobiles & components, Tesla gained roughly 54% and helped. Lastly, Meta Platforms, within the media & entertainment group, gained approximately 27% and also boosted the fund.
•Conversely, the biggest detractor was Merck (-32%), from the pharmaceuticals, biotechnology & life sciences category. In semiconductors & semiconductor equipment, Advanced Micro Devices (-39%) and Applied Materials (-24%) hurt the fund. In software & services, Adobe (-19%) hurt. Lastly, in media & entertainment, Alphabet returned -2% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Large Cap Growth Index Fund	14.52%	17.23%	15.30%
Russell 1000® Growth Index	14.53%	17.23%	15.30%
Russell 1000® Index	11.94%	15.42%	12.05%
A   From August 17, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,752,226,354
Number of Holdings	397
Total Advisory Fee	$0
Portfolio Turnover	28%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.4
Consumer Discretionary	14.6
Communication Services	12.8
Health Care	7.8
Financials	7.5
Industrials	4.9
Consumer Staples	3.8
Materials	0.6
Real Estate	0.6
Energy	0.5
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Brazil - 0.2
Korea (South) - 0.1
Mexico - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.4
Microsoft Corp	10.7
NVIDIA Corp	9.2
Amazon.com Inc	6.4
Meta Platforms Inc Class A	4.0
Alphabet Inc Class A	3.4
Broadcom Inc	3.3
Tesla Inc	3.1
Alphabet Inc Class C	2.8
Eli Lilly & Co	2.8
57.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913290.100    3222-TSRA-0625

Item 2.

Code of Ethics

As of the end of the period, April 30, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund, Fidelity Series Large Cap Growth Index Fund, and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$41,500	$-	$7,700	$800
Fidelity Flex Small Cap Index Fund	$51,400	$-	$7,500	$1,000
Fidelity Large Cap Growth Index Fund	$41,400	$-	$7,700	$800
Fidelity Large Cap Value Index Fund	$41,300	$-	$7,700	$800
Fidelity Mid Cap Index Fund	$41,900	$-	$7,700	$800
Fidelity Series Large Cap Growth Index Fund	$40,300	$-	$7,700	$800
Fidelity Small Cap Index Fund	$52,000	$-	$7,500	$1,000

April 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$39,900	$-	$7,700	$1,000
Fidelity Flex Small Cap Index Fund	$49,800	$-	$7,700	$1,200
Fidelity Large Cap Growth Index Fund	$39,400	$-	$9,400	$1,000
Fidelity Large Cap Value Index Fund	$39,200	$-	$9,400	$1,000
Fidelity Mid Cap Index Fund	$42,100	$-	$9,400	$1,000
Fidelity Series Large Cap Growth Index Fund	$39,000	$-	$7,900	$1,000
Fidelity Small Cap Index Fund	$54,400	$-	$9,500	$1,200

A Amounts may reflect rounding

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2025A	April 30, 2024A
Audit-Related Fees	$250,000	$75,000
Tax Fees	$-	$-
All Other Fees	$3,964,900	$935,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2025A	April 30, 2024A
Deloitte Entities	$4,590,700	$5,102,900

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Index Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	796,016	45,420,673
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	553,151	6,057,004
Liberty Global Ltd Class C (b)	531,404	6,026,121

TOTAL BELGIUM		12,083,125
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	173,731	42,030,741
BRAZIL - 0.4%
Financials - 0.4%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	10,918,993	135,723,083
Capital Markets - 0.0%
XP Inc Class A	1,389,472	22,370,499
TOTAL BRAZIL		158,093,582
CANADA - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	611,682	61,596,378
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	470,927	13,402,582
TOTAL CANADA		74,998,960
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	210,601	5,107,074
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	136,007	6,994,840
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	420,598	8,020,804
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (b)	3,892,430	90,966,089
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	232,064	22,143,547
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,457,970	41,071,015
UNITED STATES - 98.4%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent Inc (b)	814,766	29,535,268
Iridium Communications Inc	383,458	9,252,841
		38,788,109
Entertainment - 1.8%
Electronic Arts Inc	888,927	128,974,418
Liberty Media Corp-Liberty Formula One Class A (b)	70,898	5,710,834
Liberty Media Corp-Liberty Formula One Class C (b)	707,240	62,710,971
Liberty Media Corp-Liberty Live Class A (b)	65,126	4,557,517
Liberty Media Corp-Liberty Live Class C (b)	154,375	11,039,357
Live Nation Entertainment Inc (b)	531,480	70,394,526
Madison Square Garden Sports Corp Class A (b)	61,935	11,926,823
Playtika Holding Corp	292,116	1,539,451
ROBLOX Corp Class A (b)	1,768,093	118,550,636
Roku Inc Class A (b)	429,488	29,282,492
Take-Two Interactive Software Inc (b)	578,047	134,869,926
TKO Group Holdings Inc Class A	263,199	42,877,749
Warner Bros Discovery Inc (b)	8,196,166	71,060,759
		693,495,459
Interactive Media & Services - 0.3%
Angi Inc Class A (b)	145,285	1,664,966
IAC Inc Class A (b)	260,229	9,092,401
Match Group Inc	853,426	25,312,615
Pinterest Inc Class A (b)	1,994,303	50,495,752
TripAdvisor Inc Class A (b)	373,206	4,646,415
Trump Media & Technology Group Corp (b)(c)	272,555	6,688,500
ZoomInfo Technologies Inc (b)	969,493	8,298,860
		106,199,509
Media - 1.4%
Charter Communications Inc Class A (b)	311,479	122,056,161
Fox Corp Class A	747,378	37,211,951
Fox Corp Class B	428,749	19,825,353
Interpublic Group of Cos Inc/The	1,277,896	32,100,748
Liberty Broadband Corp Class A (b)	55,324	4,926,602
Liberty Broadband Corp Class C (b)	369,924	33,437,431
New York Times Co/The Class A	539,256	28,073,667
News Corp Class A	1,274,011	34,551,178
News Corp Class B (c)	387,943	12,189,169
Nexstar Media Group Inc	101,392	15,174,327
Omnicom Group Inc	659,093	50,196,523
Paramount Global Class A (c)	39,513	895,364
Paramount Global Class B (c)	2,026,213	23,787,741
Sirius XM Holdings Inc (c)	741,539	15,883,765
Trade Desk Inc (The) Class A (b)	1,508,854	80,919,840
		511,229,820
TOTAL COMMUNICATION SERVICES		1,349,712,897

Consumer Discretionary - 9.6%
Automobile Components - 0.1%
BorgWarner Inc	771,584	21,897,554
Gentex Corp	767,265	16,711,032
Lear Corp	195,173	16,736,085
QuantumScape Corp Class A (b)(c)	1,287,040	5,032,326
		60,376,997
Automobiles - 0.2%
Harley-Davidson Inc	389,298	8,728,061
Lucid Group Inc Class A (b)(c)	3,350,460	8,409,655
Rivian Automotive Inc Class A (b)(c)	2,846,085	38,877,521
Thor Industries Inc (c)	171,524	12,421,768
		68,437,005
Broadline Retail - 0.5%
Dillard's Inc Class A (c)	10,242	3,550,492
eBay Inc	1,607,444	109,563,383
Etsy Inc (b)	382,278	16,621,447
Kohl's Corp (c)	454,879	3,047,689
Macy's Inc	962,664	10,993,623
Nordstrom Inc (c)	334,743	8,080,696
Ollie's Bargain Outlet Holdings Inc (b)	204,353	21,683,897
		173,541,227
Distributors - 0.3%
Genuine Parts Co	473,059	55,608,085
LKQ Corp	880,328	33,637,333
Pool Corp	126,604	37,112,697
		126,358,115
Diversified Consumer Services - 0.4%
ADT Inc	1,258,367	10,092,103
Bright Horizons Family Solutions Inc (b)	193,238	24,235,910
Duolingo Inc Class A (b)	126,661	49,331,926
Grand Canyon Education Inc (b)	94,186	16,799,957
H&R Block Inc	460,390	27,793,744
Service Corp International/US	471,664	37,685,954
		165,939,594
Hotels, Restaurants & Leisure - 3.4%
Aramark	885,410	29,599,256
Boyd Gaming Corp	217,638	15,047,491
Caesars Entertainment Inc (b)	380,791	10,304,204
Carnival Corp (b)	3,464,503	63,538,985
Cava Group Inc (b)	257,154	23,768,744
Choice Hotels International Inc (c)	93,353	11,772,747
Churchill Downs Inc	237,701	21,490,547
Darden Restaurants Inc	394,963	79,245,376
Domino's Pizza Inc	118,206	57,964,676
DraftKings Inc Class A (b)	1,531,626	50,987,830
Dutch Bros Inc Class A (b)	367,401	21,948,536
Expedia Group Inc Class A	412,717	64,767,679
Hilton Worldwide Holdings Inc	807,710	182,122,452
Hyatt Hotels Corp Class A	143,162	16,131,494
Las Vegas Sands Corp	1,182,931	43,378,080
Light & Wonder Inc Class A (b)	300,250	25,635,345
Marriott Vacations Worldwide Corp	129,922	7,121,025
MGM Resorts International (b)	796,605	25,061,193
Norwegian Cruise Line Holdings Ltd (b)	1,497,737	24,008,724
Penn Entertainment Inc (b)	271,790	4,136,644
Planet Fitness Inc Class A (b)	284,379	26,899,410
Royal Caribbean Cruises Ltd	798,153	171,531,061
Texas Roadhouse Inc	226,866	37,650,681
Travel + Leisure Co	233,787	10,270,263
Vail Resorts Inc (c)	129,518	18,028,906
Wendy's Co/The (c)	638,956	7,986,950
Wingstop Inc	100,512	26,524,112
Wyndham Hotels & Resorts Inc	258,180	22,022,754
Wynn Resorts Ltd	341,987	27,464,976
Yum! Brands Inc	952,456	143,287,481
		1,269,697,622
Household Durables - 1.6%
DR Horton Inc	956,152	120,800,244
Garmin Ltd	519,538	97,086,066
Leggett & Platt Inc	494,765	4,759,638
Lennar Corp Class A	765,479	83,138,675
Lennar Corp Class B (c)	53,274	5,506,933
Mohawk Industries Inc (b)	179,736	19,114,924
Newell Brands Inc	1,436,866	6,868,218
NVR Inc (b)	9,309	66,333,607
PulteGroup Inc	687,622	70,536,265
SharkNinja Inc (b)	222,069	17,876,555
Somnigroup International Inc	567,157	34,630,606
Toll Brothers Inc	340,588	34,355,112
TopBuild Corp (b)	100,180	29,629,237
Whirlpool Corp (c)	182,567	13,926,211
		604,562,291
Leisure Products - 0.2%
Brunswick Corp/DE	237,321	10,928,632
Hasbro Inc	471,287	29,172,665
Mattel Inc (b)	1,132,792	18,000,065
Polaris Inc (c)	200,267	6,801,067
YETI Holdings Inc (b)	288,474	8,235,933
		73,138,362
Specialty Retail - 2.3%
Advance Auto Parts Inc (c)	207,999	6,805,727
AutoNation Inc (b)	87,208	15,187,273
Bath & Body Works Inc	738,801	22,540,819
Best Buy Co Inc	721,196	48,096,561
Burlington Stores Inc (b)	213,949	48,147,083
CarMax Inc (b)	524,171	33,898,139
Carvana Co Class A (b)	364,694	89,112,979
Dick's Sporting Goods Inc	190,338	35,734,056
Five Below Inc (b)	185,555	14,081,769
Floor & Decor Holdings Inc Class A (b)	356,504	25,468,646
GameStop Corp Class A (b)(c)	1,321,056	36,804,620
Gap Inc/The	692,365	15,162,794
Lithia Motors Inc Class A	88,670	25,959,029
Murphy USA Inc	61,370	30,597,241
Penske Automotive Group Inc	62,685	9,758,174
Restoration Hardware Inc (b)	24,079	4,431,257
Ross Stores Inc	1,094,643	152,155,377
Tractor Supply Co	1,797,901	91,009,749
Ulta Beauty Inc (b)	156,411	61,882,448
Valvoline Inc (b)	435,681	14,926,431
Wayfair Inc Class A (b)(c)	347,248	10,473,000
Williams-Sonoma Inc	411,369	63,544,169
		855,777,341
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	404,507	6,083,785
Carter's Inc	140,232	4,634,668
Columbia Sportswear Co (c)	114,291	7,105,471
Crocs Inc (b)	196,436	18,940,359
Deckers Outdoor Corp (b)	514,241	56,993,331
PVH Corp	202,506	13,968,864
Ralph Lauren Corp Class A	135,372	30,451,931
Skechers USA Inc Class A (b)	455,274	21,862,257
Tapestry Inc	786,709	55,580,992
Under Armour Inc Class A (b)(c)	628,312	3,593,944
Under Armour Inc Class C (b)	708,320	3,853,261
VF Corp	577,591	6,861,781
		229,930,644
TOTAL CONSUMER DISCRETIONARY		3,627,759,198

Consumer Staples - 5.1%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (b)	31,137	7,653,474
Brown-Forman Corp Class A	201,062	6,958,756
Brown-Forman Corp Class B (c)	327,212	11,400,066
Celsius Holdings Inc (b)	599,629	20,963,030
Coca-Cola Consolidated Inc	20,455	27,733,094
Molson Coors Beverage Co Class B	590,256	33,957,428
		108,665,848
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	1,410,616	31,005,340
BJ's Wholesale Club Holdings Inc (b)	442,149	51,979,036
Casey's General Stores Inc	123,801	57,269,105
Dollar General Corp	743,238	69,633,968
Dollar Tree Inc (b)	683,595	55,897,563
Grocery Outlet Holding Corp (b)	325,012	5,456,951
Kroger Co/The	2,229,802	161,014,003
Maplebear Inc (b)	561,537	22,399,711
Performance Food Group Co (b)	514,461	41,496,424
Sysco Corp	1,656,949	118,306,159
US Foods Holding Corp (b)	728,078	47,805,601
Walgreens Boots Alliance Inc	2,433,260	26,692,862
		688,956,723
Food Products - 2.1%
Archer-Daniels-Midland Co	1,611,888	76,967,652
Bunge Global SA	450,576	35,469,343
Conagra Brands Inc	1,635,342	40,409,301
Darling Ingredients Inc (b)	537,444	17,300,322
Flowers Foods Inc	640,228	11,261,611
Freshpet Inc (b)	158,164	11,631,381
General Mills Inc	1,864,178	105,773,460
Hershey Co/The	491,581	82,187,427
Hormel Foods Corp	979,801	29,296,050
Ingredion Inc	218,788	29,059,422
JM Smucker Co	351,154	40,828,676
Kellanova	872,493	72,216,246
Lamb Weston Holdings Inc	482,428	25,477,023
McCormick & Co Inc/MD	844,935	64,772,717
Pilgrim's Pride Corp	135,158	7,376,924
Post Holdings Inc (b)	173,710	19,658,761
Seaboard Corp	858	2,218,770
Smithfield Foods Inc	85,348	1,895,578
The Campbell's Company (c)	657,351	23,967,017
Tyson Foods Inc Class A	947,017	57,995,321
		755,763,002
Household Products - 0.4%
Church & Dwight Co Inc	813,149	80,778,222
Clorox Co/The	422,274	60,089,590
Reynolds Consumer Products Inc	181,124	4,165,852
Spectrum Brands Holdings Inc	93,472	5,898,083
		150,931,747
Personal Care Products - 0.5%
BellRing Brands Inc (b)	433,647	33,451,530
Coty Inc Class A (b)	1,451,008	7,327,590
elf Beauty Inc (b)(c)	183,651	11,362,487
Kenvue Inc	6,445,915	152,123,594
		204,265,201
TOTAL CONSUMER STAPLES		1,908,582,521

Energy - 5.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	3,392,137	120,081,650
Halliburton Co	3,130,590	62,048,294
NOV Inc	1,492,735	17,330,653
Weatherford International PLC	29,507	1,221,589
		200,682,186
Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream Corp	1,170,484	19,371,510
Antero Resources Corp (b)	989,085	34,449,831
APA Corp	666,889	10,363,455
Cheniere Energy Inc	753,766	174,202,860
Chord Energy Corp	229,869	20,741,080
Civitas Resources Inc	51,592	1,405,881
Coterra Energy Inc	2,498,411	61,360,974
Devon Energy Corp	2,133,463	64,878,610
Diamondback Energy Inc	643,084	84,893,519
DT Midstream Inc	343,058	33,345,238
EQT Corp	1,992,166	98,492,687
Expand Energy Corp	782,130	81,263,307
Hess Corp	946,513	122,147,503
HF Sinclair Corp	581,131	17,474,609
Kinder Morgan Inc	6,542,801	172,075,666
Matador Resources Co	420,029	16,607,947
New Fortress Energy Inc Class A (c)	327,493	1,778,287
ONEOK Inc	2,100,698	172,593,348
Ovintiv Inc	906,683	30,446,415
Permian Resources Corp Class A	2,335,381	27,557,496
Range Resources Corp	813,724	27,609,655
Targa Resources Corp	731,674	125,043,087
Texas Pacific Land Corp	63,123	81,357,341
Viper Energy Inc Class A	438,176	17,671,638
Williams Cos Inc/The	4,102,047	240,256,893
		1,737,388,837
TOTAL ENERGY		1,938,071,023

Financials - 16.0%
Banks - 2.3%
Bank OZK	367,958	15,675,011
BOK Financial Corp	73,981	6,892,810
Citizens Financial Group Inc	1,499,217	55,306,115
Columbia Banking System Inc	711,410	15,949,812
Comerica Inc	454,316	24,419,485
Commerce Bancshares Inc/MO	399,648	24,274,620
Cullen/Frost Bankers Inc	195,924	22,819,268
East West Bancorp Inc	463,446	39,647,805
Fifth Third Bancorp	2,268,701	81,537,114
First Citizens BancShares Inc/NC Class A	38,480	68,461,307
First Hawaiian Inc	424,341	9,700,435
First Horizon Corp	1,759,494	31,811,652
FNB Corp/PA	1,233,155	16,141,999
Huntington Bancshares Inc/OH	4,883,290	70,954,204
KeyCorp	3,185,051	47,266,157
M&T Bank Corp	553,874	94,025,650
Pinnacle Financial Partners Inc	252,498	25,310,400
Prosperity Bancshares Inc	298,866	20,293,001
Regions Financial Corp	3,064,961	62,555,854
Synovus Financial Corp	480,717	20,824,660
TFS Financial Corp	168,305	2,181,233
Webster Financial Corp	575,253	27,209,467
Western Alliance Bancorp	361,883	25,226,864
Wintrust Financial Corp	216,165	24,031,063
Zions Bancorp NA	491,473	22,101,541
		854,617,527
Capital Markets - 5.1%
Affiliated Managers Group Inc	99,737	16,519,439
Ameriprise Financial Inc	322,473	151,891,233
Ares Management Corp Class A	625,244	95,368,467
Bank of New York Mellon Corp/The	2,407,265	193,568,180
Blue Owl Capital Inc Class A	1,775,217	32,894,771
Carlyle Group Inc/The	748,446	28,919,953
Cboe Global Markets Inc	352,258	78,130,824
Coinbase Global Inc Class A (b)	683,200	138,614,448
Evercore Inc Class A	122,419	25,131,397
FactSet Research Systems Inc	127,372	55,052,726
Franklin Resources Inc	1,112,598	20,872,338
Houlihan Lokey Inc Class A	175,712	28,479,401
Interactive Brokers Group Inc Class A	355,359	61,068,444
Invesco Ltd	1,307,925	18,219,395
Janus Henderson Group PLC	441,808	14,672,444
Jefferies Financial Group Inc	600,167	28,045,804
Lazard Inc	381,017	14,821,561
LPL Financial Holdings Inc	265,561	84,923,752
MarketAxess Holdings Inc	124,014	27,480,262
Morningstar Inc	88,188	25,108,887
MSCI Inc	255,809	139,444,044
Nasdaq Inc	1,369,489	104,368,757
Northern Trust Corp	649,045	60,997,249
Raymond James Financial Inc	678,877	93,033,304
Robinhood Markets Inc Class A (b)	2,263,615	111,166,133
SEI Investments Co	332,322	26,017,489
State Street Corp	982,623	86,569,086
Stifel Financial Corp	335,169	28,720,632
T Rowe Price Group Inc	747,606	66,200,511
TPG Inc Class A (c)	292,292	13,576,963
Tradeweb Markets Inc Class A	385,135	53,264,171
Virtu Financial Inc Class A	266,638	10,438,878
		1,933,580,943
Consumer Finance - 0.9%
Ally Financial Inc	941,758	30,757,816
Credit Acceptance Corp (b)(c)	20,978	10,225,097
Discover Financial Services	840,039	153,449,924
OneMain Holdings Inc	398,355	18,750,570
SLM Corp	701,836	20,290,079
SoFi Technologies Inc Class A (b)	3,600,388	45,040,854
Synchrony Financial	1,306,043	67,848,934
		346,363,274
Financial Services - 1.9%
Affirm Holdings Inc Class A (b)	876,466	43,612,948
Block Inc Class A (b)	1,877,517	109,778,419
Corebridge Financial Inc	965,602	28,610,787
Corpay Inc (b)	226,814	73,798,471
Equitable Holdings Inc (c)	1,058,400	52,337,880
Euronet Worldwide Inc (b)	140,356	13,909,280
Fidelity National Information Services Inc	1,813,425	143,042,965
Global Payments Inc	863,148	65,866,824
Jack Henry & Associates Inc	242,722	42,095,276
MGIC Investment Corp	843,785	21,018,684
Rocket Cos Inc Class A (c)	480,897	6,208,380
Shift4 Payments Inc Class A (b)(c)	207,921	17,007,938
Toast Inc Class A (b)	1,556,686	55,386,888
UWM Holdings Corp Class A	434,179	2,040,641
Voya Financial Inc	331,038	19,597,450
Western Union Co/The	1,190,316	11,796,032
WEX Inc (b)	136,601	17,808,672
		723,917,535
Insurance - 5.5%
AFLAC Inc	1,852,138	201,290,358
Allstate Corp/The	884,401	175,456,314
American Financial Group Inc/OH	243,287	30,814,731
Arch Capital Group Ltd	1,211,320	109,842,498
Arthur J Gallagher & Co	825,333	264,676,041
Assurant Inc	174,032	33,542,928
Assured Guaranty Ltd	165,827	14,548,003
Axis Capital Holdings Ltd	255,503	24,610,049
Brighthouse Financial Inc (b)	202,070	11,764,515
Brown & Brown Inc	791,842	87,577,725
Cincinnati Financial Corp	514,549	71,630,366
CNA Financial Corp	73,108	3,520,881
Everest Group Ltd	144,743	51,938,131
Fidelity National Financial Inc/US	881,717	56,473,974
First American Financial Corp	349,117	21,229,805
Globe Life Inc	276,218	34,068,728
Hanover Insurance Group Inc/The	119,314	19,818,055
Hartford Insurance Group Inc/The	970,692	119,074,788
Kemper Corp	205,067	12,123,561
Kinsale Capital Group Inc	73,949	32,187,042
Lincoln National Corp	590,656	18,824,207
Loews Corp	596,648	51,806,946
Markel Group Inc (b)	42,429	77,161,379
Old Republic International Corp	772,405	29,042,428
Primerica Inc	110,717	29,015,604
Principal Financial Group Inc	777,927	57,683,287
Prudential Financial Inc	1,220,819	125,390,319
Reinsurance Group of America Inc	224,477	42,046,787
RLI Corp	275,998	20,426,612
Ryan Specialty Holdings Inc Class A	340,185	22,285,519
Unum Group	608,594	47,263,410
W R Berkley Corp	976,693	70,019,121
White Mountains Insurance Group Ltd	8,203	14,498,392
Willis Towers Watson PLC	337,439	103,863,724
		2,085,516,228
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp (c)	3,327,043	29,377,790
Annaly Capital Management Inc	1,325,233	25,974,567
Rithm Capital Corp	1,927,100	21,544,977
Starwood Property Trust Inc (c)	1,189,641	22,829,211
		99,726,545
TOTAL FINANCIALS		6,043,722,052

Health Care - 9.1%
Biotechnology - 1.4%
Alnylam Pharmaceuticals Inc (b)	433,668	114,158,764
Apellis Pharmaceuticals Inc (b)	161,222	3,097,075
Biogen Inc (b)	496,707	60,141,284
BioMarin Pharmaceutical Inc (b)	639,134	40,706,444
Exact Sciences Corp (b)	617,704	28,192,011
Exelixis Inc (b)	939,547	36,783,265
GRAIL Inc (c)	91,933	3,171,229
Incyte Corp (b)	536,781	33,634,697
Ionis Pharmaceuticals Inc (b)(c)	540,027	16,584,229
Natera Inc (b)	385,542	58,189,854
Neurocrine Biosciences Inc (b)	338,287	36,430,127
Roivant Sciences Ltd (b)	1,441,612	16,751,531
Sarepta Therapeutics Inc (b)	312,239	19,483,714
Ultragenyx Pharmaceutical Inc (b)	303,452	11,828,559
United Therapeutics Corp (b)	147,650	44,751,239
Viking Therapeutics Inc (b)(c)	367,468	10,608,801
		534,512,823
Health Care Equipment & Supplies - 2.7%
Align Technology Inc (b)	255,799	44,329,967
Baxter International Inc	1,731,713	53,977,494
Cooper Cos Inc/The (b)	661,956	54,061,947
DENTSPLY SIRONA Inc	723,892	10,062,099
Dexcom Inc (b)	1,317,699	94,057,355
Enovis Corp (b)	210,442	7,279,189
Envista Holdings Corp (b)	605,560	9,737,405
GE HealthCare Technologies Inc	1,535,684	108,004,656
Globus Medical Inc Class A (b)	377,052	27,061,022
Hologic Inc (b)	752,985	43,823,727
IDEXX Laboratories Inc (b)	274,602	118,806,555
Inspire Medical Systems Inc (b)	99,728	15,794,921
Insulet Corp (b)	235,342	59,374,433
Masimo Corp (b)	146,279	23,545,068
Penumbra Inc (b)	124,148	36,355,500
QuidelOrtho Corp (b)	237,114	6,589,397
ResMed Inc	490,148	115,964,115
Solventum Corp (b)	467,964	30,941,780
STERIS PLC	331,529	74,507,827
Teleflex Inc	87,137	11,942,126
Zimmer Biomet Holdings Inc	669,244	68,965,594
		1,015,182,177
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (b)	314,020	7,348,068
Amedisys Inc (b)	106,765	10,131,999
Cardinal Health Inc	817,379	115,487,479
Cencora Inc	582,615	170,513,932
Centene Corp (b)	1,699,787	101,732,252
Chemed Corp	49,053	28,524,810
DaVita Inc (b)	160,437	22,709,857
Encompass Health Corp	331,746	38,810,965
Henry Schein Inc (b)	417,766	27,142,257
Humana Inc	406,415	106,578,270
Labcorp Holdings Inc	282,881	68,177,150
Molina Healthcare Inc (b)	190,932	62,436,673
Premier Inc Class A (c)	333,006	6,776,671
Quest Diagnostics Inc	373,426	66,551,982
Tenet Healthcare Corp (b)	322,195	46,057,775
Universal Health Services Inc Class B	191,494	33,907,843
		912,887,983
Health Care Technology - 0.4%
Certara Inc (b)	409,603	5,677,098
Doximity Inc Class A (b)	417,776	23,763,099
Veeva Systems Inc Class A (b)	495,286	115,743,385
		145,183,582
Life Sciences Tools & Services - 1.8%
10X Genomics Inc Class A (b)	386,990	3,200,407
Agilent Technologies Inc	967,383	104,090,412
Avantor Inc (b)	2,293,918	29,797,995
Azenta Inc (b)	138,155	3,639,003
Bio-Rad Laboratories Inc Class A (b)	64,431	15,726,318
Bio-Techne Corp	534,775	26,925,921
Bruker Corp	374,607	15,006,756
Charles River Laboratories International Inc (b)	174,811	20,736,081
Fortrea Holdings Inc (b)	358,435	2,233,050
Illumina Inc (b)	539,013	41,827,409
IQVIA Holdings Inc (b)	607,977	94,278,994
Medpace Holdings Inc (b)	85,719	26,434,882
Mettler-Toledo International Inc (b)	70,285	75,245,012
QIAGEN NV (United States)	727,496	31,100,454
Repligen Corp (b)	188,739	26,044,095
Revvity Inc (c)	410,545	38,357,219
Sotera Health Co (b)	495,859	5,702,379
Waters Corp (b)	198,033	68,862,015
West Pharmaceutical Services Inc	244,598	51,681,111
		680,889,513
Pharmaceuticals - 0.4%
Elanco Animal Health Inc (b)	1,099,225	10,420,652
Jazz Pharmaceuticals PLC (b)	200,964	23,504,749
Organon & Co	934,135	12,078,366
Perrigo Co PLC	468,748	12,056,199
Royalty Pharma PLC Class A	1,302,761	42,756,616
Viatris Inc	4,112,082	34,623,730
		135,440,312
TOTAL HEALTH CARE		3,424,096,390

Industrials - 16.6%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (b)	243,872	149,566,698
BWX Technologies Inc	308,338	33,645,843
Curtiss-Wright Corp	128,862	44,443,215
HEICO Corp	150,444	37,725,337
HEICO Corp Class A	268,096	53,868,530
Hexcel Corp	281,344	13,636,744
Howmet Aerospace Inc	1,361,106	188,622,069
Huntington Ingalls Industries Inc	133,265	30,696,260
L3Harris Technologies Inc	638,150	140,405,763
Loar Holdings Inc (b)(c)	116,553	11,023,582
Spirit AeroSystems Holdings Inc Class A (b)	385,521	13,878,756
Standardaero Inc	356,894	9,643,275
Textron Inc	634,434	44,645,121
Woodward Inc	197,901	37,120,291
		808,921,484
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	391,653	34,943,281
Expeditors International of Washington Inc	469,979	51,655,392
GXO Logistics Inc (b)	403,931	14,638,459
		101,237,132
Building Products - 1.3%
A O Smith Corp (c)	399,091	27,082,315
AAON Inc	227,652	20,777,798
Advanced Drainage Systems Inc	238,678	27,087,566
Allegion plc	291,947	40,639,022
Armstrong World Industries Inc	140,563	20,384,446
AZEK Co Inc/The Class A (b)	477,580	23,668,865
Builders FirstSource Inc (b)	384,756	46,028,360
Carlisle Cos Inc	152,134	57,731,811
Fortune Brands Innovations Inc	423,660	22,801,381
Hayward Holdings Inc (b)	474,945	6,331,017
Lennox International Inc (c)	107,682	58,875,135
Masco Corp	730,758	44,291,242
Owens Corning	290,667	42,265,888
Simpson Manufacturing Co Inc	141,442	21,738,221
Trex Co Inc (b)	364,989	21,103,664
		480,806,731
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (b)	171,596	36,711,248
MSA Safety Inc	123,290	19,408,312
Rollins Inc	925,792	52,890,497
Tetra Tech Inc	902,680	28,154,589
Veralto Corp	827,732	79,379,499
Vestis Corp	405,298	3,550,410
		220,094,555
Construction & Engineering - 1.0%
AECOM	441,475	43,551,509
API Group Corp (b)	772,052	29,206,727
Comfort Systems USA Inc	118,758	47,212,243
EMCOR Group Inc	152,671	61,175,270
Everus Construction Group Inc	171,374	6,896,089
MasTec Inc (b)	212,146	27,010,429
Quanta Services Inc	488,225	142,898,575
Valmont Industries Inc	66,245	19,424,359
WillScot Holdings Corp	610,813	15,343,623
		392,718,824
Electrical Equipment - 1.3%
Acuity Inc	103,316	25,168,811
AMETEK Inc	771,832	130,887,271
Generac Holdings Inc (b)	192,725	22,043,886
Hubbell Inc	180,680	65,619,362
nVent Electric PLC	567,238	31,147,039
Regal Rexnord Corp	227,035	24,029,384
Rockwell Automation Inc	380,646	94,278,401
Sensata Technologies Holding PLC	519,107	11,108,889
Vertiv Holdings Co Class A	1,207,712	103,114,451
		507,397,494
Ground Transportation - 0.8%
Avis Budget Group Inc (b)(c)	58,749	5,441,920
JB Hunt Transport Services Inc	274,152	35,798,768
Knight-Swift Transportation Holdings Inc	538,083	21,076,711
Landstar System Inc	118,048	15,836,139
Lyft Inc Class A (b)	1,271,830	15,770,692
Old Dominion Freight Line Inc	651,302	99,831,571
Ryder System Inc	140,604	19,356,953
Saia Inc (b)	89,461	21,828,484
Schneider National Inc Class B (c)	154,489	3,319,968
U-Haul Holding Co (b)(c)	21,498	1,319,762
U-Haul Holding Co Class N	333,757	18,289,884
XPO Inc (b)	386,396	41,004,344
		298,875,196
Machinery - 3.7%
AGCO Corp	213,775	18,134,533
Allison Transmission Holdings Inc	290,475	26,793,414
CNH Industrial NV Class A	2,989,082	34,583,679
Crane Co	165,376	26,622,228
Cummins Inc	460,216	135,229,870
Donaldson Co Inc	405,081	26,625,974
Dover Corp	463,250	79,053,613
Esab Corp	191,652	23,021,238
Flowserve Corp	450,765	20,388,101
Fortive Corp	1,170,335	81,560,646
Gates Industrial Corp PLC (b)	817,174	15,460,932
Graco Inc	562,221	45,882,856
IDEX Corp	257,718	44,835,200
Ingersoll Rand Inc	1,360,345	102,610,823
ITT Inc	281,674	38,594,971
Lincoln Electric Holdings Inc	188,649	33,239,954
Middleby Corp/The (b)	181,810	24,244,364
Nordson Corp	195,739	37,106,242
Oshkosh Corp	225,111	18,855,297
Otis Worldwide Corp	1,345,795	129,559,686
Pentair PLC	558,259	50,650,839
RBC Bearings Inc (b)	94,878	31,174,064
Snap-on Inc	174,442	54,741,644
Stanley Black & Decker Inc	349,687	20,988,214
Timken Co/The	229,414	14,739,850
Toro Co/The	345,566	23,595,246
Westinghouse Air Brake Technologies Corp	573,439	105,937,121
Xylem Inc/NY	814,993	98,263,706
		1,362,494,305
Marine Transportation - 0.0%
Kirby Corp (b)	192,924	18,592,086
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)	414,904	18,367,800
American Airlines Group Inc (b)(c)	2,229,435	22,182,878
Delta Air Lines Inc	2,175,162	90,551,995
Southwest Airlines Co (c)	2,011,241	56,234,298
United Airlines Holdings Inc (b)	1,102,544	75,877,078
		263,214,049
Professional Services - 2.9%
Amentum Holdings Inc	507,565	11,075,068
Booz Allen Hamilton Holding Corp Class A	426,911	51,237,858
Broadridge Financial Solutions Inc	390,037	94,544,969
CACI International Inc (b)	74,686	34,196,479
Clarivate PLC (b)(c)	1,413,359	6,091,577
Concentrix Corp (c)	160,345	8,187,216
Dayforce Inc (b)	507,039	29,342,347
Dun & Bradstreet Holdings Inc	1,031,654	9,253,936
Equifax Inc	414,205	107,747,147
FTI Consulting Inc (b)	117,462	19,531,581
Genpact Ltd	568,590	28,577,333
Jacobs Solutions Inc	412,553	51,074,061
KBR Inc	453,418	23,945,005
Leidos Holdings Inc	449,318	66,130,623
ManpowerGroup Inc	167,285	7,204,965
Parsons Corp (b)	155,364	10,387,637
Paychex Inc	1,075,715	158,259,191
Paycom Software Inc	170,906	38,691,409
Paylocity Holding Corp (b)	144,828	27,821,459
Robert Half Inc	350,409	15,523,119
Science Applications International Corp	165,957	20,085,776
SS&C Technologies Holdings Inc	715,586	54,098,302
TransUnion	658,207	54,604,853
Verisk Analytics Inc	473,261	140,288,758
		1,067,900,669
Trading Companies & Distributors - 1.9%
Air Lease Corp Class A	356,865	16,687,007
Core & Main Inc Class A (b)	640,022	33,716,359
Fastenal Co	1,915,707	155,114,796
Ferguson Enterprises Inc	674,450	114,427,187
MSC Industrial Direct Co Inc Class A	155,318	11,878,721
SiteOne Landscape Supply Inc (b)	152,351	17,491,418
United Rentals Inc	221,016	139,560,553
Watsco Inc	115,660	53,185,094
Wesco International Inc	144,204	23,499,484
WW Grainger Inc	145,190	148,719,569
		714,280,188
TOTAL INDUSTRIALS		6,236,532,713

Information Technology - 14.0%
Communications Equipment - 0.4%
Ciena Corp (b)	478,525	32,137,739
F5 Inc (b)	192,609	50,991,307
Juniper Networks Inc	1,087,736	39,506,572
Lumentum Holdings Inc (b)	233,011	13,756,969
Ubiquiti Inc (c)	13,121	4,283,350
		140,675,937
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics Inc (b)	180,182	20,065,068
Avnet Inc	294,987	13,861,439
CDW Corp/DE	453,953	72,886,694
Cognex Corp	589,493	16,093,159
Coherent Corp (b)	424,512	27,304,612
Corning Inc	2,577,265	114,379,021
Crane NXT Co	163,278	7,661,004
Ingram Micro Holding Corp (c)	63,182	1,123,376
IPG Photonics Corp (b)	96,605	5,785,673
Jabil Inc	359,815	52,734,486
Keysight Technologies Inc (b)	587,354	85,401,272
Littelfuse Inc	84,230	15,355,971
TD SYNNEX Corp	256,498	28,419,978
Teledyne Technologies Inc (b)	153,969	71,754,173
Trimble Inc (b)	817,041	50,770,928
Vontier Corp	505,887	16,092,265
Zebra Technologies Corp Class A (b)	173,500	43,430,520
		643,119,639
IT Services - 2.2%
Akamai Technologies Inc (b)	507,275	40,876,220
Amdocs Ltd	369,778	32,754,935
Cloudflare Inc Class A (b)	1,024,624	123,754,087
Cognizant Technology Solutions Corp Class A	1,676,171	123,315,900
DXC Technology Co (b)	608,935	9,450,670
EPAM Systems Inc (b)	185,304	29,076,051
Gartner Inc (b)	253,621	106,794,731
Globant SA (b)(c)	144,406	16,977,813
GoDaddy Inc Class A (b)	469,308	88,384,776
Kyndryl Holdings Inc (b)	764,603	24,788,429
MongoDB Inc Class A (b)	238,533	41,068,227
Okta Inc Class A (b)	547,655	61,424,985
Twilio Inc Class A (b)	514,012	49,710,101
VeriSign Inc (b)	279,653	78,895,704
		827,272,629
Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology Inc	10,194	177,885
Astera Labs Inc (b)	374,572	24,463,297
Cirrus Logic Inc (b)	184,185	17,689,127
Enphase Energy Inc (b)	450,784	20,100,459
Entegris Inc (c)	525,416	41,570,914
First Solar Inc (b)	360,909	45,409,570
GlobalFoundries Inc (b)	346,680	12,158,068
Lattice Semiconductor Corp (b)	472,587	23,123,682
MACOM Technology Solutions Holdings Inc (b)	216,288	22,439,880
Microchip Technology Inc	1,808,617	83,341,071
MKS Instruments Inc	246,929	17,319,600
Monolithic Power Systems Inc	159,408	94,544,886
ON Semiconductor Corp (b)	1,456,299	57,815,070
Onto Innovation Inc (b)	169,871	20,719,166
Qorvo Inc (b)	327,784	23,492,279
Skyworks Solutions Inc	378,153	24,307,675
Teradyne Inc	543,200	40,310,872
Universal Display Corp	161,849	20,333,090
Wolfspeed Inc (b)(c)	614,733	2,182,302
		591,498,893
Software - 7.1%
ANSYS Inc (b)	292,723	94,221,679
Appfolio Inc Class A (b)	76,638	15,827,280
AppLovin Corp Class A (b)	882,687	237,716,436
Bentley Systems Inc Class B (c)	474,163	20,384,267
BILL Holdings Inc (b)	343,838	15,668,698
Ccc Intelligent Solutions Holdings Inc Class A (b)	1,604,948	14,861,818
Confluent Inc Class A (b)	838,269	19,959,185
Datadog Inc Class A (b)	1,024,198	104,632,068
Docusign Inc (b)	674,615	55,149,776
Dolby Laboratories Inc Class A	200,325	15,382,957
DoubleVerify Holdings Inc (b)	493,295	6,541,092
Dropbox Inc Class A (b)	758,032	21,641,814
Dynatrace Inc (b)	1,003,704	47,143,977
Elastic NV (b)	293,731	25,319,612
Fair Isaac Corp (b)	79,894	158,963,494
Five9 Inc (b)(c)	259,239	6,517,268
Gen Digital Inc	1,831,227	47,373,842
Gitlab Inc Class A (b)	426,527	19,906,015
Guidewire Software Inc (b)	273,892	56,084,865
HubSpot Inc (b)	166,828	102,015,322
Informatica Inc Class A (b)	277,177	5,219,243
Manhattan Associates Inc (b)	205,555	36,463,401
MicroStrategy Inc Class A (b)(c)	778,007	295,728,241
nCino Inc (b)(c)	95,694	2,220,100
Nutanix Inc Class A (b)	842,430	57,874,941
Palantir Technologies Inc Class A (b)	6,931,114	820,921,142
Pegasystems Inc	151,196	13,922,128
Procore Technologies Inc (b)	364,679	23,372,277
PTC Inc (b)	398,997	61,832,565
RingCentral Inc Class A (b)	278,470	7,100,985
SentinelOne Inc Class A (b)	961,477	17,787,325
Teradata Corp (b)	334,280	7,187,020
Tyler Technologies Inc (b)	141,589	76,925,304
UiPath Inc Class A (b)	1,475,639	17,619,130
Unity Software Inc (b)(c)	1,044,402	22,005,550
Zoom Communications Inc Class A (b)	886,985	68,776,817
Zscaler Inc (b)	313,945	71,004,941
		2,691,272,575
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co	4,442,478	72,056,993
HP Inc	3,163,469	80,889,903
NetApp Inc	687,087	61,666,058
Pure Storage Inc Class A (b)	1,037,636	47,067,169
Sandisk Corp/DE	388,703	12,481,253
Super Micro Computer Inc (b)(c)	1,671,014	53,238,506
Western Digital Corp (b)	1,176,300	51,592,518
		378,992,400
TOTAL INFORMATION TECHNOLOGY		5,272,832,073

Materials - 5.2%
Chemicals - 2.2%
Albemarle Corp (c)	279,560	16,368,238
Ashland Inc	183,941	10,004,551
Axalta Coating Systems Ltd (b)	771,809	25,083,793
Celanese Corp	206,354	9,184,816
CF Industries Holdings Inc	589,423	46,193,081
Chemours Co/The	596,955	7,390,302
Corteva Inc	2,330,963	144,496,396
Dow Inc	2,454,915	75,095,850
DuPont de Nemours Inc	1,429,647	94,342,406
Eastman Chemical Co	413,480	31,837,960
Element Solutions Inc	797,341	16,273,730
FMC Corp	239,504	10,040,008
Huntsman Corp	671,183	8,933,445
International Flavors & Fragrances Inc	712,404	55,895,218
LyondellBasell Industries NV Class A1	924,851	53,835,577
Mosaic Co/The	1,102,292	33,509,677
NewMarket Corp	23,379	14,385,099
Olin Corp	440,527	9,524,194
PPG Industries Inc	799,079	86,987,740
RPM International Inc	436,973	46,646,868
Scotts Miracle-Gro Co/The	161,100	8,116,217
Westlake Corp	141,748	13,101,768
		817,246,934
Construction Materials - 0.7%
Eagle Materials Inc	113,001	25,582,296
Martin Marietta Materials Inc	205,619	107,740,244
Vulcan Materials Co	443,275	116,284,331
		249,606,871
Containers & Packaging - 1.4%
Amcor PLC (c)	7,747,376	71,275,859
AptarGroup Inc	221,170	33,164,442
Avery Dennison Corp	273,478	46,794,821
Ball Corp	1,002,757	52,083,199
Crown Holdings Inc	397,397	38,281,253
Graphic Packaging Holding CO	1,010,782	25,582,892
International Paper Co	1,762,348	80,504,057
Packaging Corp of America	299,297	55,552,516
Sealed Air Corp	517,653	14,266,517
Silgan Holdings Inc	279,626	14,442,683
Smurfit WestRock PLC	1,748,116	73,455,834
Sonoco Products Co	341,287	13,992,766
		519,396,839
Metals & Mining - 0.9%
Alcoa Corp	844,933	20,726,206
ATI Inc (b)	418,606	22,763,794
Cleveland-Cliffs Inc (b)(c)	1,698,128	13,992,575
MP Materials Corp (b)(c)	437,110	10,691,710
Nucor Corp	793,001	94,660,529
Reliance Inc	181,037	52,180,295
Royal Gold Inc	219,501	40,105,028
Steel Dynamics Inc	483,915	62,768,615
United States Steel Corp (c)	750,503	32,804,486
		350,693,238
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	212,096	18,306,006
TOTAL MATERIALS		1,955,249,888

Real Estate - 7.8%
Diversified REITs - 0.1%
WP Carey Inc	738,112	46,087,713
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	445,633	32,379,694
Healthcare Realty Trust Inc	1,234,285	19,168,446
Healthpeak Properties Inc	2,404,615	42,898,332
Medical Properties Trust Inc (c)	2,030,774	11,209,872
Omega Healthcare Investors Inc	911,188	35,581,891
Ventas Inc	1,407,788	98,657,783
		239,896,018
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	2,417,595	34,136,442
Park Hotels & Resorts Inc	876,347	8,710,889
		42,847,331
Industrial REITs - 0.3%
Americold Realty Trust Inc	979,787	18,949,081
EastGroup Properties Inc	168,105	27,471,719
First Industrial Realty Trust Inc	454,248	21,613,120
Lineage Inc (c)	217,860	10,507,387
Rexford Industrial Realty Inc	772,218	25,560,416
STAG Industrial Inc Class A (c)	633,202	20,914,662
		125,016,385
Office REITs - 0.2%
BXP Inc	354,237	22,575,524
Cousins Properties Inc	583,721	16,075,676
Highwoods Properties Inc	377,966	10,749,353
Kilroy Realty Corp (c)	426,074	13,425,592
Vornado Realty Trust	595,501	21,009,275
		83,835,420
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (b)	1,026,824	125,457,356
CoStar Group Inc (b)	1,398,012	103,690,550
Howard Hughes Holdings Inc (b)	104,288	6,938,281
Jones Lang LaSalle Inc (b)	160,901	36,590,496
Seaport Entertainment Group Inc (c)	36,245	694,092
Zillow Group Inc Class A (b)	162,649	10,731,581
Zillow Group Inc Class C (b)	516,955	34,806,580
		318,908,936
Residential REITs - 1.7%
American Homes 4 Rent Class A	1,134,893	42,433,649
AvalonBay Communities Inc	476,904	100,140,303
Camden Property Trust	350,070	39,837,966
Equity LifeStyle Properties Inc	636,667	41,243,288
Equity Residential	1,269,317	89,182,212
Essex Property Trust Inc	215,617	60,189,486
Invitation Homes Inc	2,061,270	70,474,821
Mid-America Apartment Communities Inc	389,632	62,204,749
Sun Communities Inc	425,303	52,920,452
UDR Inc	1,109,935	46,484,078
		605,111,004
Retail REITs - 1.4%
Agree Realty Corp (c)	340,167	26,400,361
Brixmor Property Group Inc	1,022,014	25,458,368
Federal Realty Investment Trust	293,303	27,576,348
Kimco Realty Corp	2,266,053	45,275,739
NNN REIT Inc (c)	641,051	26,353,607
Realty Income Corp	2,947,566	170,546,169
Regency Centers Corp	603,393	43,552,907
Simon Property Group Inc	1,094,153	172,197,799
		537,361,298
Specialized REITs - 2.6%
Crown Castle Inc	1,471,240	155,598,343
CubeSmart	776,290	31,571,714
Digital Realty Trust Inc	1,117,845	179,458,837
EPR Properties	256,717	12,704,924
Extra Space Storage Inc	709,003	103,883,120
Gaming and Leisure Properties Inc	881,199	42,174,184
Iron Mountain Inc	984,323	88,264,243
Lamar Advertising Co Class A	298,486	33,970,692
Millrose Properties Inc Class A	415,981	10,416,164
National Storage Affiliates Trust	249,094	9,266,297
Rayonier Inc	521,975	12,767,509
SBA Communications Corp Class A	363,176	88,397,038
VICI Properties Inc	3,553,968	113,798,055
Weyerhaeuser Co	2,469,229	63,977,723
		946,248,843
TOTAL REAL ESTATE		2,945,312,948

Utilities - 6.3%
Electric Utilities - 3.0%
Alliant Energy Corp	857,418	52,336,795
Edison International	1,295,397	69,316,693
Entergy Corp	1,430,018	118,934,597
Evergy Inc	751,649	51,938,946
Eversource Energy	1,247,863	74,222,891
Exelon Corp	3,362,877	157,718,931
FirstEnergy Corp	1,948,378	83,546,449
IDACORP Inc	174,102	20,559,705
NRG Energy Inc	680,993	74,623,213
OGE Energy Corp	665,954	30,220,993
PG&E Corp	7,361,345	121,609,419
Pinnacle West Capital Corp	383,444	36,496,200
PPL Corp	2,448,674	89,376,601
Xcel Energy Inc	1,924,671	136,074,240
		1,116,975,673
Gas Utilities - 0.4%
Atmos Energy Corp	513,690	82,514,025
MDU Resources Group Inc	687,831	11,789,423
National Fuel Gas Co	296,894	22,795,521
UGI Corp	736,415	24,147,048
		141,246,017
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	2,449,006	24,490,060
Clearway Energy Inc Class A	118,893	3,251,724
Clearway Energy Inc Class C	278,815	8,180,432
Vistra Corp	1,144,400	148,348,572
		184,270,788
Multi-Utilities - 2.1%
Ameren Corp	887,311	88,056,744
CenterPoint Energy Inc	2,166,492	84,016,560
CMS Energy Corp	1,001,987	73,796,343
Consolidated Edison Inc	1,166,080	131,475,520
DTE Energy Co	697,399	95,543,663
NiSource Inc	1,576,173	61,644,125
Public Service Enterprise Group Inc	1,681,371	134,391,984
WEC Energy Group Inc	1,062,227	116,335,101
		785,260,040
Water Utilities - 0.3%
American Water Works Co Inc	659,099	96,894,144
Essential Utilities Inc	864,293	35,548,371
		132,442,515
TOTAL UTILITIES		2,360,195,033

TOTAL UNITED STATES		37,062,066,736
TOTAL COMMON STOCKS (Cost $30,080,610,236)		37,568,997,186

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $6,139,849)	4.25	6,160,000	6,139,782

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	101,596,394	101,616,714
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	792,750,055	792,829,330
TOTAL MONEY MARKET FUNDS (Cost $894,442,128)			894,446,044

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $30,981,192,213)	38,469,583,012
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(748,883,637)
NET ASSETS - 100.0%	37,720,699,375

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	447	Jun 2025	127,743,660	8,539,327	8,539,327

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,139,783.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	115,755,141	3,239,993,847	3,254,128,363	4,558,436	(3,911)	-	101,616,714	101,596,394	0.2%
Fidelity Securities Lending Cash Central Fund	399,402,174	3,756,009,794	3,362,582,638	3,628,466	-	-	792,829,330	792,750,055	2.6%
Total	515,157,315	6,996,003,641	6,616,711,001	8,186,902	(3,911)	-	894,446,044

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,361,796,022	1,361,796,022	-	-
Consumer Discretionary	3,776,247,874	3,776,247,874	-	-
Consumer Staples	1,908,582,521	1,908,582,521	-	-
Energy	1,979,142,038	1,979,142,038	-	-
Financials	6,265,989,922	6,265,989,922	-	-
Health Care	3,424,096,390	3,424,096,390	-	-
Industrials	6,298,129,091	6,298,129,091	-	-
Information Technology	5,280,852,877	5,280,852,877	-	-
Materials	1,955,249,888	1,955,249,888	-	-
Real Estate	2,945,312,948	2,945,312,948	-	-
Utilities	2,373,597,615	2,373,597,615	-	-

U.S. Treasury Obligations	6,139,782	-	6,139,782	-

Money Market Funds	894,446,044	894,446,044	-	-
Total Investments in Securities:	38,469,583,012	38,463,443,230	6,139,782	-
Derivative Instruments:

Assets
Futures Contracts	8,539,327	8,539,327	-	-
Total Assets	8,539,327	8,539,327	-	-
Total Derivative Instruments:	8,539,327	8,539,327	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,539,327	0
Total Equity Risk	8,539,327	0
Total Value of Derivatives	8,539,327	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $835,447,138) - See accompanying schedule:
Unaffiliated issuers (cost $30,086,750,085)	$37,575,136,968
Fidelity Central Funds (cost $894,442,128)	894,446,044

Total Investment in Securities (cost $30,981,192,213)		$38,469,583,012
Segregated cash with brokers for derivative instruments		2,666,700
Receivable for fund shares sold		63,395,012
Dividends receivable		14,004,869
Distributions receivable from Fidelity Central Funds		545,294
Other receivables		398,106
Total assets		38,550,592,993
Liabilities
Payable for fund shares redeemed	$35,953,140
Accrued management fee	751,084
Payable for daily variation margin on futures contracts	177,417
Other payables and accrued expenses	196,573
Collateral on securities loaned	792,815,404
Total liabilities		829,893,618
Net Assets		$37,720,699,375
Net Assets consist of:
Paid in capital		$30,715,863,085
Total accumulated earnings (loss)		7,004,836,290
Net Assets		$37,720,699,375
Net Asset Value, offering price and redemption price per share ($37,720,699,375 ÷ 1,168,687,886 shares)		$32.28
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$569,123,090
Interest		369,241
Income from Fidelity Central Funds (including $3,628,466 from security lending)		8,186,902
Total income		577,679,233
Expenses
Management fee	$9,016,812
Independent trustees' fees and expenses	92,837
Total expenses before reductions	9,109,649
Expense reductions	(29,328)
Total expenses after reductions		9,080,321
Net Investment income (loss)		568,598,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	480,304,344
Redemptions in-kind	389,803,000
Fidelity Central Funds	(3,911)
Foreign currency transactions	19,087
Futures contracts	(17,490,286)
Total net realized gain (loss)		852,632,234
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	849,332,224
Futures contracts	9,690,356
Total change in net unrealized appreciation (depreciation)		859,022,580
Net gain (loss)		1,711,654,814
Net increase (decrease) in net assets resulting from operations		$2,280,253,726
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$568,598,912	$488,442,538
Net realized gain (loss)	852,632,234	639,276,128
Change in net unrealized appreciation (depreciation)	859,022,580	3,354,358,512
Net increase (decrease) in net assets resulting from operations	2,280,253,726	4,482,077,178
Distributions to shareholders	(837,852,622)	(428,689,183)

Share transactions
Proceeds from sales of shares	12,084,799,366	9,972,651,118
Reinvestment of distributions	787,472,826	400,753,665
Cost of shares redeemed	(10,035,197,394)	(7,506,272,157)

Net increase (decrease) in net assets resulting from share transactions	2,837,074,798	2,867,132,626
Total increase (decrease) in net assets	4,279,475,902	6,920,520,621

Net Assets
Beginning of period	33,441,223,473	26,520,702,852
End of period	$37,720,699,375	$33,441,223,473

Other Information
Shares
Sold	361,934,513	344,911,645
Issued in reinvestment of distributions	23,123,576	13,816,637
Redeemed	(303,097,949)	(260,581,026)
Net increase (decrease)	81,960,140	98,147,256

Financial Highlights
Fidelity® Mid Cap Index Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.77	$26.83	$27.85	$30.70	$19.71
Income from Investment Operations
Net investment income (loss) A,B	.52	.48	.46	.38	.34
Net realized and unrealized gain (loss)	1.77	3.88	(.94)	(2.16)	11.28
Total from investment operations	2.29	4.36	(.48)	(1.78)	11.62
Distributions from net investment income	(.40)	(.42)	(.41)	(.35)	(.37)
Distributions from net realized gain	(.39)	-	(.12)	(.72)	(.26)
Total distributions	(.78) C	(.42)	(.54) C	(1.07)	(.63)
Net asset value, end of period	$32.28	$30.77	$26.83	$27.85	$30.70
Total Return D	7.32%	16.34%	(1.65)%	(6.13)%	59.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.02%	.02%	.02%	.03%	.03%
Net investment income (loss)	1.56%	1.66%	1.72%	1.24%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$37,720,699	$33,441,223	$26,520,703	$24,606,512	$21,954,129
Portfolio turnover rate G,H	15%	8%	9%	12%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Small Cap Index Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
ARGENTINA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Despegar.com Corp (b)	720,294	14,016,921
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)(c)	543,659	4,887,494
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	94,380	151,952
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	1,015,752	16,963,058
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	1,512,030	12,277,684
BERMUDA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	559,919	4,037,016
Financials - 0.1%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	449,993	18,080,719
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B (b)	419,688	7,764,228
TOTAL FINANCIALS		25,844,947

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	294,607	1,537,848
TOTAL BERMUDA		31,419,811
BRAZIL - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Pagseguro Digital Ltd Class A (b)(c)	1,870,842	18,764,545
StoneCo Ltd Class A (b)	2,899,418	40,765,817

TOTAL BRAZIL		59,530,362
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd	1,000,197	42,513,373
CANADA - 0.6%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	949,206	4,100,570
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	1,841,502	2,780,668
Teekay Tankers Ltd Class A	244,662	10,415,261
		13,195,929
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	123,486	1,068,154
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)(c)	1,359,688	11,203,829
Fennec Pharmaceuticals Inc (United States) (b)(c)	242,541	1,464,948
		12,668,777
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	255,888	6,711,942
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	1,847,368	12,765,313
Hut 8 Corp (United States) (b)(c)	820,690	10,102,694
		22,868,007
Materials - 0.1%
Metals & Mining - 0.1%
i-80 Gold Corp (United States) (b)(c)	3,211,651	1,972,596
Novagold Resources Inc (United States) (b)	2,466,991	10,435,372
Ssr Mining Inc (United States) (b)	2,049,203	21,803,520
		34,211,488
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	1,020,666	4,501,137
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States)	1,214,829	45,483,199
TOTAL CANADA		144,809,203
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,723,729	3,430,221
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	577,862	6,957,458
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	4,745,017	7,307,326
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	45,778	375,837
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	597,865	6,265,625
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	240,971	3,021,776
INDIA - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
WNS Holdings Ltd ADR (b)	434,297	26,283,654
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp (c)	440,179	4,199,308
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	436,549	4,016,250
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	170,645	7,170,503
TOTAL IRELAND		15,386,061
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	358,052	1,281,826
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	565,573	2,844,832
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	95,948	1,698,759
TOTAL HEALTH CARE		4,543,591

Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	312,379	8,556,061
TOTAL ISRAEL		13,099,652
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	160,361	1,443,249
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	213,836	511,068
TOTAL KOREA (SOUTH)		1,954,317
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	165,022	2,123,833
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (c)	2,435,564	4,140,459
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	454,374	17,125,356
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	430,074	4,012,591
Safe Bulkers Inc	612,019	2,074,744
		6,087,335
TOTAL MONACO		23,212,691
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)(c)	666,653	13,693,053
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States) (c)	307,165	7,246,022
SFL Corp Ltd (c)	1,346,841	11,071,033
		18,317,055
TOTAL ENERGY		32,010,108

Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	1,137,413	1,376,269
Marine Transportation - 0.0%
Golden Ocean Group Ltd (c)	1,251,566	9,662,090
TOTAL INDUSTRIALS		11,038,359

TOTAL NORWAY		43,048,467
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	277,656	10,634,225
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	92,360	500,591
Liberty Latin America Ltd Class C (b)	1,533,752	8,435,636
		8,936,227
Financials - 0.3%
Banks - 0.2%
First BanCorp/Puerto Rico	1,640,647	32,222,308
Ofg Bancorp	454,741	17,894,058
		50,116,366
Financial Services - 0.1%
EVERTEC Inc	640,891	21,751,841
TOTAL FINANCIALS		71,868,207

TOTAL PUERTO RICO		80,804,434
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	246,407	5,413,562
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	1	4
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	530,036	17,083,060
TOTAL SINGAPORE		22,496,626
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	168,931	2,224,821
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	951,663	15,987,938
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)(c)	821,093	1,174,163
THAILAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	142,168	2,577,506
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (b)	368,956	75,658,118
TOTAL THAILAND		78,235,624
UNITED KINGDOM - 0.1%
Financials - 0.1%
Insurance - 0.1%
Fidelis Insurance Holdings Ltd	503,870	8,238,275
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)	509,474	784,590
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	276,165	2,971,535
TOTAL UNITED KINGDOM		11,994,400
UNITED STATES - 96.3%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)(c)	104,238	3,111,504
AST SpaceMobile Inc Class A (b)(c)	1,354,587	31,439,964
Atn International Inc	108,880	1,926,087
Bandwidth Inc Class A (b)	255,571	3,174,192
Cogent Communications Holdings Inc	446,373	24,260,373
Globalstar Inc (b)(c)	493,424	9,483,609
IDT Corp Class B	154,429	7,760,057
Lumen Technologies Inc (b)	10,226,361	36,201,318
Shenandoah Telecommunications Co	495,698	5,522,076
		122,879,180
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	4,087,893	10,914,674
Atlanta Braves Holdings Inc Class A (b)(c)	93,299	4,053,842
Atlanta Braves Holdings Inc Class C (b)(c)	513,276	20,459,181
Cinemark Holdings Inc (c)	1,115,618	33,368,134
Eventbrite Inc Class A (b)	820,128	1,738,671
Golden Matrix Group Inc (b)(c)	220,562	414,656
IMAX Corp (b)	433,977	10,558,660
Lions Gate Entertainment Corp Class A (b)(c)	844,960	7,503,245
Lions Gate Entertainment Corp Class B (b)	984,490	7,856,230
LiveOne Inc (b)	767,405	674,089
Madison Square Garden Entertainment Corp Class A (b)	399,545	12,961,240
Marcus Corp/The	234,774	3,829,164
Playstudios Inc Class A (b)	880,854	1,118,685
Reservoir Media Inc (b)(c)	188,313	1,412,348
Sphere Entertainment Co Class A (b)(c)	274,679	7,485,003
Vivid Seats Inc Class A (b)(c)	790,624	2,221,653
		126,569,475
Interactive Media & Services - 0.5%
Bumble Inc Class A (b)(c)	704,888	2,974,627
Cargurus Inc Class A (b)	875,239	24,471,682
Cars.com Inc (b)	655,052	7,624,805
EverQuote Inc Class A (b)	254,930	6,052,038
fuboTV Inc (b)(c)	3,365,868	10,097,604
Getty Images Holdings Inc Class A (b)(c)	1,024,450	1,956,700
MediaAlpha Inc Class A (b)	309,985	2,603,874
Nextdoor Holdings Inc Class A (b)	1,746,282	2,567,035
Outbrain Inc (b)(c)	402,135	1,423,558
QuinStreet Inc (b)	545,326	9,554,112
Shutterstock Inc	255,283	4,074,317
System1 Inc Class A (b)(c)	235,614	136,138
TrueCar Inc (b)	828,011	1,233,736
Vimeo Inc Class A (b)	1,470,445	7,411,043
Yelp Inc Class A (b)	643,654	22,579,382
Ziff Davis Inc (b)(c)	427,066	12,611,259
ZipRecruiter Inc Class A (b)	706,558	3,645,839
		121,017,749
Media - 0.8%
Advantage Solutions Inc Class A (b)(c)	1,072,978	1,437,791
AMC Networks Inc Class A (b)	327,043	2,093,075
Boston Omaha Corp (b)(c)	245,083	3,806,139
Cable One Inc (c)	57,360	15,330,607
Cardlytics Inc (b)(c)	441,425	635,652
Clear Channel Outdoor Holdings Inc (b)	3,484,688	3,429,630
EchoStar Corp Class A (b)(c)	1,230,222	27,655,391
Emerald Holding Inc	149,975	589,402
Entravision Communications Corp Class A	637,531	1,166,682
EW Scripps Co/The Class A (b)	625,964	1,258,188
Gannett Co Inc (b)	1,430,786	4,578,515
Gray Media Inc	893,736	2,994,016
Ibotta Inc Class A (b)(c)	159,175	7,767,740
iHeartMedia Inc Class A (b)(c)	1,063,013	1,094,903
Integral Ad Science Holding Corp (b)(c)	741,716	5,243,932
John Wiley & Sons Inc Class A	397,981	17,367,891
Magnite Inc (b)	1,273,734	15,144,697
National CineMedia Inc	708,833	4,061,613
PubMatic Inc Class A (b)	405,950	3,966,132
Scholastic Corp	241,226	4,349,305
Sinclair Inc Class A (c)	325,421	4,686,062
Stagwell Inc Class A (b)	885,206	4,939,449
TechTarget Inc/old	270,884	2,158,945
TEGNA Inc	1,629,140	26,440,942
Thryv Holdings Inc (b)(c)	386,015	5,288,406
Townsquare Media Inc Class A	135,320	895,818
WideOpenWest Inc (b)	495,998	2,172,471
		170,553,394
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	672,364	5,089,795
Spok Holdings Inc	193,368	2,772,897
Telephone and Data Systems Inc	995,504	37,321,446
		45,184,138
TOTAL COMMUNICATION SERVICES		586,203,936

Consumer Discretionary - 8.8%
Automobile Components - 1.1%
Adient PLC (b)	770,561	9,747,597
American Axle & Manufacturing Holdings Inc (b)	1,168,953	4,465,400
Cooper-Standard Holdings Inc (b)	170,981	2,508,291
Dana Inc	1,323,777	18,188,696
Dorman Products Inc (b)	261,026	29,574,246
Fox Factory Holding Corp (b)	428,945	8,711,873
Gentherm Inc (b)	313,307	8,149,115
Goodyear Tire & Rubber Co/The (b)	2,884,360	31,381,837
Holley Inc Class A (b)(c)	476,690	1,024,883
LCI Industries	252,721	19,479,735
Luminar Technologies Inc Class A (b)(c)	270,015	1,055,758
Modine Manufacturing Co (b)	522,418	42,650,206
Patrick Industries Inc (c)	327,133	25,182,698
Phinia Inc	423,418	17,000,233
Solid Power Inc (b)(c)	1,586,857	1,729,674
Standard Motor Products Inc	216,192	5,858,803
Stoneridge Inc (b)	285,525	1,102,127
Visteon Corp (b)	277,374	21,965,247
XPEL Inc (b)(d)	255,200	7,308,928
		257,085,347
Automobiles - 0.0%
Livewire Group Inc (b)(c)	185,446	331,948
Winnebago Industries Inc	284,359	9,048,304
		9,380,252
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	243,778	602,132
Groupon Inc (b)(c)	235,532	4,289,038
QVC Group Inc Class B (b)(c)	18,514	102,937
Savers Value Village Inc (b)(c)	238,545	2,287,647
		7,281,754
Distributors - 0.0%
A-Mark Precious Metals Inc	182,273	4,440,170
Weyco Group Inc	60,956	1,822,584
		6,262,754
Diversified Consumer Services - 1.2%
Adtalem Global Education Inc (b)	378,610	40,208,382
American Public Education Inc (b)	158,242	3,718,687
Carriage Services Inc	135,379	5,409,745
Chegg Inc (b)	1,077,558	783,600
Coursera Inc (b)	1,394,398	11,740,831
European Wax Center Inc Class A (b)	328,872	1,026,081
Frontdoor Inc (b)	778,347	31,997,845
Graham Holdings Co Class B	32,174	29,601,689
KinderCare Learning Cos Inc (b)	283,394	3,474,410
Laureate Education Inc (b)	1,312,958	26,351,067
Lincoln Educational Services Corp (b)	262,256	4,432,126
Mister Car Wash Inc (b)(c)	956,147	6,559,168
Nerdy Inc Class A (b)(c)	799,315	1,270,911
Perdoceo Education Corp	663,926	16,677,821
Strategic Education Inc	225,307	18,380,545
Stride Inc (b)	429,784	61,136,775
Udemy Inc (b)	922,420	6,337,025
Universal Technical Institute Inc (b)	470,513	13,202,595
Zspace Inc (b)(c)	21,944	183,452
		282,492,755
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment Inc Class A (b)	534,272	5,503,002
Biglari Holdings Inc Class B (b)	7,464	1,738,440
BJ's Restaurants Inc (b)(c)	187,259	6,233,852
Bloomin' Brands Inc	793,721	6,365,642
Brinker International Inc (b)	445,047	59,769,813
Cheesecake Factory Inc/The (c)	488,436	24,602,521
Cracker Barrel Old Country Store Inc (c)	221,556	9,460,441
Dave & Buster's Entertainment Inc (b)(c)	320,510	6,150,587
Denny's Corp (b)(c)	516,146	1,904,579
Dine Brands Global Inc (c)	159,235	3,170,369
El Pollo Loco Holdings Inc (b)	256,137	2,394,881
Empire Resorts Inc (b)(e)	17,230	0
Everi Holdings Inc (b)	797,494	11,204,791
First Watch Restaurant Group Inc (b)(c)	389,348	6,875,886
Full House Resorts Inc (b)(c)	328,268	1,060,306
Global Business Travel Group I Class A (b)(c)	1,249,928	8,387,017
Golden Entertainment Inc	194,271	4,992,765
Hilton Grand Vacations Inc (b)	700,699	23,564,507
Inspired Entertainment Inc (b)	213,331	1,580,783
International Game Technology PLC	1,156,130	18,960,532
Jack in the Box Inc (c)	172,453	4,490,676
Krispy Kreme Inc (c)	880,634	3,610,599
Kura Sushi USA Inc Class A (b)(c)	68,780	4,049,766
Life Time Group Holdings Inc (b)	848,378	26,011,269
Lindblad Expeditions Holdings Inc (b)	364,304	3,220,447
Monarch Casino & Resort Inc	128,996	10,086,197
Nathan's Famous Inc	27,336	2,672,094
ONE Group Hospitality Inc/The (b)(c)	197,970	595,890
Papa John's International Inc	338,882	11,701,595
PlayAGS Inc (b)	379,170	4,595,540
Portillo's Inc Class A (b)(c)	560,063	5,791,051
Potbelly Corp (b)	277,766	2,249,905
Rci Hospitality Holdings Inc	83,337	3,306,812
Red Rock Resorts Inc Class A	494,607	21,119,719
Rush Street Interactive Inc Class A (b)	770,956	9,351,696
Sabre Corp (b)	3,861,834	9,152,547
Shake Shack Inc Class A (b)	385,176	33,795,343
Six Flags Entertainment Corp	937,466	32,258,205
Sweetgreen Inc Class A (b)	1,029,939	20,063,212
Target Hospitality Corp (b)(c)	338,031	2,298,611
United Parks & Resorts Inc (b)(c)	313,129	13,668,081
Vacasa Inc Class A (b)(c)	97,601	526,069
Xponential Fitness Inc Class A (b)(c)	248,566	2,080,497
		430,616,535
Household Durables - 1.9%
Beazer Homes USA Inc (b)	296,097	5,791,657
Cavco Industries Inc (b)	80,908	39,956,416
Century Communities Inc	280,517	15,299,397
Champion Homes Inc (b)	540,895	46,787,418
Cricut Inc Class A (c)	479,264	2,386,735
Dream Finders Homes Inc Class A (b)(c)	285,296	6,464,807
Ethan Allen Interiors Inc	231,780	6,589,505
Flexsteel Industries Inc	47,028	1,570,265
Gopro Inc Class A (b)(c)	1,334,127	768,457
Green Brick Partners Inc (b)	313,626	18,500,798
Hamilton Beach Brands Holding Co Class A	83,216	1,647,677
Helen of Troy Ltd (b)	231,289	6,443,712
Hooker Furnishings Corp (c)	115,173	1,105,661
Hovnanian Enterprises Inc Class A (b)	50,698	4,907,566
Installed Building Products Inc	239,986	39,796,878
iRobot Corp (b)(c)	238,626	584,634
KB Home	649,773	35,107,235
La-Z-Boy Inc	419,604	16,574,358
Landsea Homes Corp Class A (b)(c)	297,274	1,813,371
Legacy Housing Corp (b)(c)	108,723	2,644,687
LGI Homes Inc (b)	212,065	11,580,870
Lifetime Brands Inc	121,683	442,926
Lovesac Co/The (b)	143,304	2,787,263
M/I Homes Inc (b)	269,366	28,735,965
Meritage Homes Corp	729,057	49,677,944
Purple Innovation Inc Class A (b)	571,092	386,515
Sonos Inc (b)	1,216,545	11,204,379
Taylor Morrison Home Corp (b)	1,032,601	59,219,668
Traeger Inc (b)	332,434	485,354
Tri Pointe Homes Inc (b)	930,403	28,609,892
United Homes Group Inc Class A (b)(c)	85,993	167,686
		448,039,696
Leisure Products - 0.4%
Acushnet Holdings Corp (c)	281,088	18,613,647
AMMO Inc (b)	908,872	1,790,478
Clarus Corp	304,413	1,001,519
Escalade Inc (c)	99,988	1,517,818
Funko Inc Class A (b)	314,662	1,261,795
JAKKS Pacific Inc	82,329	1,588,126
Johnson Outdoors Inc Class A (c)	49,833	1,137,687
Latham Group Inc (b)	408,369	2,231,737
Malibu Boats Inc Class A (b)	198,088	5,657,393
Marine Products Corp	93,441	784,904
MasterCraft Boat Holdings Inc (b)(c)	164,378	2,702,374
Peloton Interactive Inc Class A (b)	3,559,210	24,522,958
Smith & Wesson Brands Inc	448,646	4,275,596
Sturm Ruger & Co Inc	164,517	6,689,261
Topgolf Callaway Brands Corp (b)(c)	1,439,605	9,515,789
		83,291,082
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	262,240	1,450,187
Abercrombie & Fitch Co Class A (b)	501,757	34,831,971
Academy Sports & Outdoors Inc	688,808	25,954,285
aka Brands Holding Corp (b)	6,466	49,077
America's Car-Mart Inc/TX (b)	74,021	3,510,076
American Eagle Outfitters Inc	1,751,265	18,440,820
Arhaus Inc Class A (b)(c)	523,984	4,118,514
Arko Corp (c)	805,894	3,243,723
Asbury Automotive Group Inc (b)	198,552	43,312,134
BARK Inc (b)	1,303,304	1,472,734
Beyond Inc (b)	392,198	1,596,246
Boot Barn Holdings Inc (b)	299,291	31,228,023
Buckle Inc/The	313,254	10,888,709
Build-A-Bear Workshop Inc (c)	127,127	4,485,041
Caleres Inc	337,151	5,138,181
Camping World Holdings Inc Class A	567,075	6,838,925
Citi Trends Inc (b)(c)	65,670	1,466,411
Designer Brands Inc Class A (c)	370,139	1,032,688
Destination XL Group Inc (b)(c)	510,291	504,984
EVgo Inc Class A (b)(c)	1,261,508	3,481,762
Foot Locker Inc (b)(c)	846,740	10,389,500
Genesco Inc (b)	107,302	2,081,659
Group 1 Automotive Inc	131,782	53,191,170
GrowGeneration Corp (b)(c)	573,929	671,497
Haverty Furniture Cos Inc	156,079	2,834,395
J Jill Inc	62,570	952,315
Lands' End Inc (b)	140,764	1,249,984
Leslie's Inc (b)(c)	1,895,026	1,137,395
MarineMax Inc (b)(c)	222,948	4,784,464
Monro Inc (c)	312,043	4,349,879
National Vision Holdings Inc (b)	789,784	9,753,832
ODP Corp/The (b)	301,733	4,127,707
OneWater Marine Inc Class A (b)(c)	122,499	1,838,710
Petco Health & Wellness Co Inc Class A (b)(c)	862,080	2,543,136
RealReal Inc/The (b)(c)	1,023,997	5,939,183
Revolve Group Inc Class A (b)	388,439	7,722,167
RumbleON Inc Class B (b)(c)	166,020	420,031
Sally Beauty Holdings Inc (b)	1,037,573	8,445,844
Shoe Carnival Inc (c)	185,991	3,232,524
Signet Jewelers Ltd	423,018	25,084,967
Sleep Number Corp (b)(c)	219,908	1,713,083
Sonic Automotive Inc Class A	148,506	9,017,284
Stitch Fix Inc Class A (b)	1,023,281	3,346,129
ThredUp Inc Class A (b)(c)	796,544	3,576,483
Tile Shop Holdings Inc (b)(c)	269,675	1,529,057
Tilly's Inc Class A (b)(c)	139,348	213,202
Torrid Holdings Inc (b)(c)	204,449	1,298,251
Upbound Group Inc	548,136	10,907,906
Urban Outfitters Inc (b)	640,581	33,809,865
Victoria's Secret & Co (b)	794,081	14,928,723
Warby Parker Inc Class A (b)	895,329	14,781,882
Winmark Corp	29,033	10,452,170
Zumiez Inc (b)(c)	158,258	1,851,619
		461,220,504
Textiles, Apparel & Luxury Goods - 0.4%
Figs Inc Class A (b)(c)	1,316,956	5,307,333
G-III Apparel Group Ltd (b)	393,698	9,929,064
Hanesbrands Inc (b)	3,550,438	16,296,510
Kontoor Brands Inc	556,443	33,470,046
Movado Group Inc	160,429	2,228,359
Oxford Industries Inc	151,846	7,379,716
Rocky Brands Inc	73,477	1,571,673
Steven Madden Ltd	723,977	15,203,517
Superior Group of Cos Inc	127,756	1,326,107
Vera Bradley Inc (b)(c)	237,965	464,032
Wolverine World Wide Inc	801,521	10,459,849
		103,636,206
TOTAL CONSUMER DISCRETIONARY		2,089,306,885

Consumer Staples - 3.3%
Beverages - 0.4%
MGP Ingredients Inc	146,938	4,330,263
National Beverage Corp	236,136	10,484,438
Primo Brands Corp Class A	2,012,640	65,752,949
Vita Coco Co Inc/The (b)	397,290	13,130,435
		93,698,085
Consumer Staples Distribution & Retail - 1.3%
Andersons Inc/The	331,401	12,497,132
Chefs' Warehouse Inc/The (b)	358,225	20,408,078
Guardian Pharmacy Services Inc Class A (b)	87,807	2,198,687
HF Foods Group Inc (b)(c)	406,679	1,525,046
Ingles Markets Inc Class A	147,126	9,076,203
Natural Grocers by Vitamin Cottage Inc	93,490	4,689,458
PriceSmart Inc	253,405	25,718,074
SpartanNash Co	345,365	6,852,042
Sprouts Farmers Market Inc (b)	1,017,686	174,024,307
United Natural Foods Inc (b)	592,124	15,815,632
Village Super Market Inc Class A	88,105	3,246,669
Weis Markets Inc	166,866	14,348,807
		290,400,135
Food Products - 1.0%
Alico Inc	69,793	1,991,892
B&G Foods Inc (c)	815,788	5,620,779
Beyond Meat Inc (b)(c)	612,352	1,518,633
BRC Inc Class A (b)(c)	537,640	1,225,819
Cal-Maine Foods Inc	445,400	41,586,999
Calavo Growers Inc	170,922	4,720,866
Dole PLC	755,705	11,479,159
Fresh Del Monte Produce Inc	342,130	11,635,841
Hain Celestial Group Inc (b)	929,355	2,825,239
J & J Snack Foods Corp	154,826	20,063,901
John B Sanfilippo & Son Inc	90,860	6,021,292
Lancaster Colony Corp	197,798	32,197,558
Lifeway Foods Inc (b)	44,813	1,061,172
Limoneira Co	168,072	2,526,122
Mama's Creations Inc (b)(c)	335,546	2,214,604
Mission Produce Inc (b)	436,265	4,569,876
Seneca Foods Corp Class A (b)	46,065	4,131,570
Simply Good Foods Co/The (b)	931,837	33,648,635
TreeHouse Foods Inc (b)	473,604	11,030,237
Utz Brands Inc Class A	676,150	8,986,034
Vital Farms Inc (b)(c)	343,968	11,777,464
Westrock Coffee Co (b)(c)	370,083	2,146,481
WK Kellogg Co (c)	666,951	11,958,431
		234,938,604
Household Products - 0.3%
Central Garden & Pet Co (b)(c)	254,910	8,554,779
Central Garden & Pet Co Class A (b)	335,210	9,912,160
Energizer Holdings Inc	724,889	19,600,999
Oil-Dri Corp of America	99,573	4,191,028
WD-40 Co	138,003	31,514,365
		73,773,331
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)(c)	730,830	724,618
Edgewell Personal Care Co	483,657	14,775,721
Herbalife Ltd (b)(c)	1,021,215	7,352,748
Honest Co Inc/The (b)	831,924	3,984,916
Interparfums Inc (c)	184,255	20,120,647
Medifast Inc (b)	111,746	1,468,342
Nature's Sunshine Products Inc (b)	123,083	1,516,383
Nu Skin Enterprises Inc Class A	509,770	3,226,844
Olaplex Holdings Inc (b)	1,393,962	1,826,090
USANA Health Sciences Inc (b)	115,960	3,257,316
Waldencast plc Class A (b)(c)	239,934	652,620
		58,906,245
Tobacco - 0.1%
Ispire Technology Inc (b)(c)	194,355	536,419
Turning Point Brands Inc	171,688	10,538,209
Universal Corp/VA	244,560	14,250,511
		25,325,139
TOTAL CONSUMER STAPLES		777,041,539

Energy - 4.0%
Energy Equipment & Services - 1.6%
Archrock Inc	1,686,430	39,681,698
Aris Water Solutions Inc Class A	270,764	6,758,269
Atlas Energy Solutions Inc	762,246	10,313,188
Bristow Group Inc (b)	245,265	7,122,496
Cactus Inc Class A	675,450	25,626,573
ChampionX Corp	1,933,212	46,648,406
Core Laboratories Inc	476,626	5,419,238
DMC Global Inc (b)(c)	201,761	1,309,429
Drilling Tools International Corp (b)(c)	111,548	225,326
Expro Group Holdings NV (b)	964,145	7,973,479
Flowco Holdings Inc Class A (c)	198,646	3,837,841
Forum Energy Technologies Inc (b)	117,793	1,725,667
Geospace Technologies Corp (b)(c)	117,149	754,439
Helix Energy Solutions Group Inc (b)	1,459,419	8,887,862
Helmerich & Payne Inc	1,005,091	18,986,169
Innovex International Inc (b)(c)	362,831	5,478,748
Kodiak Gas Services Inc	456,397	15,522,062
Liberty Energy Inc Class A	1,607,935	18,491,253
Mammoth Energy Services Inc (b)	244,201	617,828
Nabors Industries Ltd (b)(c)	92,907	2,493,624
Natural Gas Services Group Inc (b)	107,377	1,929,565
Noble Corp PLC (c)	1,298,989	28,240,021
NPK International Inc (b)	855,075	4,942,334
Oceaneering International Inc (b)	1,020,350	18,111,213
Oil States International Inc (b)	607,578	2,132,599
Patterson-UTI Energy Inc	3,888,704	21,932,291
ProFrac Holding Corp Class A (b)(c)	228,208	947,062
ProPetro Holding Corp (b)	880,362	4,384,203
Ranger Energy Services Inc Class A	154,661	1,715,190
RPC Inc	880,388	4,164,235
SEACOR Marine Holdings Inc (b)(c)	231,977	1,132,048
Select Water Solutions Inc Class A	926,855	7,896,805
Solaris Energy Infrastructure Inc Class A (c)	311,281	6,580,480
TETRA Technologies Inc (b)	1,270,135	3,619,885
Tidewater Inc (b)	496,083	17,953,244
Transocean Ltd (b)(c)	7,209,693	15,356,646
Valaris Ltd (b)(c)	628,497	20,306,738
		389,218,154
Oil, Gas & Consumable Fuels - 2.4%
Aemetis Inc (b)(c)	366,801	462,169
Amplify Energy Corp (b)	396,795	1,031,667
Berry Corp	846,554	2,099,454
California Resources Corp	707,808	24,426,454
Centrus Energy Corp Class A (b)(c)	146,410	10,144,749
Chord Energy Corp warrants 9/1/2025 (b)	14,729	11,371
Clean Energy Fuels Corp (b)	1,734,425	2,514,916
CNX Resources Corp (b)	1,474,548	43,395,948
Comstock Resources Inc (b)(c)	932,764	17,041,598
Core Natural Resources Inc	531,759	38,398,317
Crescent Energy Co Class A	1,680,344	13,913,248
CVR Energy Inc (c)	348,924	6,580,707
Delek US Holdings Inc	638,735	8,316,330
DHT Holdings Inc	1,377,722	14,727,848
Diversified Energy Co PLC (United States) (d)	477,211	5,922,189
Dorian LPG Ltd	370,611	7,938,488
Empire Petroleum Corp (b)(c)	153,895	706,378
Energy Fuels Inc/Canada (United States) (b)(c)	1,904,030	8,606,216
Evolution Petroleum Corp (c)	319,059	1,336,857
Excelerate Energy Inc Class A	165,628	4,236,764
FutureFuel Corp	272,153	1,118,549
Granite Ridge Resources Inc	544,032	2,616,794
Green Plains Inc (b)(c)	551,573	1,974,631
Gulfport Energy Corp (b)	128,046	22,087,935
Hallador Energy Co (b)	254,869	3,584,732
HighPeak Energy Inc Class A (c)	144,804	1,159,880
Infinity Natural Resources Inc Class A (c)	126,095	1,935,558
International Seaways Inc	413,869	14,054,991
Kinetik Holdings Inc Class A	387,698	16,027,435
Magnolia Oil & Gas Corp Class A	1,752,569	35,980,242
Murphy Oil Corp	1,373,789	28,203,888
NACCO Industries Inc Class A	39,234	1,369,267
NextDecade Corp (b)	1,166,207	8,723,228
Nordic American Tankers Ltd (c)	2,130,392	5,453,804
Northern Oil & Gas Inc	996,406	24,212,666
Par Pacific Holdings Inc (b)	553,990	7,933,137
PBF Energy Inc Class A (c)	1,002,917	17,230,114
Peabody Energy Corp	1,242,301	15,329,994
Prairie Operating Co (b)(c)	50,595	205,416
PrimeEnergy Resources Corp (b)(c)	6,757	1,147,812
REX American Resources Corp (b)	155,028	6,157,712
Riley Exploration Permian Inc (c)	115,752	2,856,759
Ring Energy Inc (b)(c)	1,512,032	1,339,812
Sable Offshore Corp (b)(c)	509,977	9,516,171
SandRidge Energy Inc	331,648	3,021,313
Sitio Royalties Corp Class A	811,444	13,762,090
SM Energy Co	1,159,851	26,433,004
Talos Energy Inc (b)	1,463,869	10,071,419
Ur-Energy Inc (United States) (b)(c)	3,604,062	2,712,417
Uranium Energy Corp (b)(c)	4,163,193	21,856,763
VAALCO Energy Inc (c)	1,090,822	3,566,988
Verde Clean Fuels Inc Class A (b)(c)	32,743	110,344
Vital Energy Inc (b)(c)	239,510	3,396,252
Vitesse Energy Inc (c)	263,930	5,397,369
W&T Offshore Inc (c)	995,672	1,145,023
World Kinect Corp	575,805	14,446,947
		547,952,124
TOTAL ENERGY		937,170,278

Financials - 18.9%
Banks - 10.4%
1st Source Corp	184,028	11,032,479
ACNB Corp	82,948	3,476,351
Amalgamated Financial Corp	181,006	5,097,129
Amerant Bancorp Inc Class A	371,238	6,251,648
Ameris Bancorp	663,806	38,899,032
Ames National Corp	87,916	1,526,222
Arrow Financial Corp	167,689	4,113,411
Associated Banc-Corp	1,663,975	36,707,289
Atlantic Union Bankshares Corp	1,310,956	36,313,481
Axos Financial Inc (b)	551,984	35,039,944
Banc of California Inc (c)	1,415,283	19,078,015
BancFirst Corp	200,800	23,658,256
Bancorp Inc/The (b)	461,273	22,284,099
Bank First Corp	96,663	10,553,666
Bank of Hawaii Corp	397,880	26,303,847
Bank of Marin Bancorp	159,456	3,272,037
Bank7 Corp	41,102	1,496,113
BankUnited Inc	757,526	24,778,675
Bankwell Financial Group Inc	63,692	2,159,796
Banner Corp	346,752	21,200,417
Bar Harbor Bankshares	152,280	4,513,579
BayCom Corp	102,185	2,657,832
BCB Bancorp Inc	153,854	1,264,680
Berkshire Hills Bancorp Inc	436,829	10,846,464
Blue Foundry Bancorp (b)(c)	177,157	1,654,646
Bridgewater Bancshares Inc (b)	194,287	2,990,077
Brookline Bancorp Inc	898,071	9,375,861
Burke & Herbert Financial Services Corp	137,339	7,678,623
Business First Bancshares Inc	242,538	5,590,501
Byline Bancorp Inc	308,290	7,873,727
Cadence Bank	1,845,048	53,986,104
California BanCorp (b)	240,693	3,362,481
Camden National Corp	168,286	6,482,377
Capital Bancorp Inc	89,418	2,824,715
Capital City Bank Group Inc	135,639	4,956,249
Capitol Federal Financial Inc	1,260,612	7,147,670
Carter Bankshares Inc (b)	222,072	3,399,922
Cathay General Bancorp	688,131	28,688,181
Central Pacific Financial Corp	271,007	6,962,170
Chemung Financial Corp	32,673	1,448,721
ChoiceOne Financial Services Inc	82,728	2,351,957
Citizens & Northern Corp	150,627	2,899,570
Citizens Financial Services Inc	45,807	2,493,275
City Holding Co	146,005	16,917,599
Civista Bancshares Inc	153,112	3,446,551
CNB Financial Corp/PA	205,882	4,519,110
Coastal Financial Corp/WA Class A (b)	125,790	10,333,649
Colony Bankcorp Inc	161,541	2,507,116
Columbia Financial Inc (b)	266,289	3,586,913
Community Financial System Inc	529,065	28,881,658
Community Trust Bancorp Inc	154,741	7,576,119
Community West Bancshares	165,991	2,904,843
Connectone Bancorp Inc	368,909	8,311,520
Customers Bancorp Inc (b)	299,540	14,977,000
CVB Financial Corp	1,345,383	24,943,401
Dime Community Bancshares Inc	402,077	10,329,358
Eagle Bancorp Inc	305,057	5,475,773
Eastern Bankshares Inc	1,945,772	29,030,918
Enterprise Bancorp Inc/MA	96,121	3,575,701
Enterprise Financial Services Corp	368,347	19,161,411
Equity Bancshares Inc Class A	161,022	6,197,737
Esquire Financial Holdings Inc	71,250	5,908,050
ESSA Bancorp Inc	83,709	1,548,617
Farmers & Merchants Bancorp Inc/Archbold OH	127,146	3,327,411
Farmers National Banc Corp	372,487	4,857,230
FB Financial Corp	355,509	15,130,463
Fidelity D&D Bancorp Inc	47,758	1,933,244
Financial Institutions Inc	192,641	4,891,155
First Bancorp Inc/The	109,312	2,670,492
First Bancorp/Southern Pines NC	404,066	16,348,510
First Bank/Hamilton NJ	207,394	2,982,326
First Busey Corp	848,714	17,644,764
First Business Financial Services Inc	78,506	3,779,279
First Commonwealth Financial Corp	1,026,718	15,729,320
First Community Bankshares Inc	170,587	6,427,718
First Financial Bancorp	957,062	22,155,985
First Financial Bankshares Inc	1,314,197	44,038,741
First Financial Corp	115,779	5,719,483
First Foundation Inc	648,346	3,254,697
First Interstate BancSystem Inc Class A	815,982	21,374,648
First Interstate Bank of Calif	83,171	1,768,215
First Merchants Corp	590,362	21,040,502
First Mid Bancshares Inc	229,791	7,681,913
First of Long Island Corp/The	219,978	2,534,147
First Western Financial Inc (b)	79,075	1,667,692
Five Star Bancorp	164,795	4,561,526
Flagstar Financial Inc	2,566,012	30,048,001
Flushing Financial Corp	332,802	3,983,640
FS Bancorp Inc	67,215	2,628,107
Fulton Financial Corp	1,844,509	30,766,410
FVCBankcorp Inc (b)	166,855	1,905,484
German American Bancorp Inc	284,999	10,804,312
Glacier Bancorp Inc	1,152,255	46,965,914
Great Southern Bancorp Inc	86,962	4,782,910
Greene County Bancorp Inc	70,538	1,569,471
Guaranty Bancshares Inc/TX	78,855	3,111,618
Hancock Whitney Corp	879,930	45,835,554
Hanmi Financial Corp	305,941	6,996,871
Harborone Northeast Bancorp Inc	382,827	4,333,602
HBT Financial Inc	128,433	2,976,435
Heritage Commerce Corp	612,737	5,539,142
Heritage Financial Corp Wash	341,907	7,802,318
Hilltop Holdings Inc	470,374	13,890,144
Hingham Institution For Savings The	15,604	3,894,134
Home Bancorp Inc	70,414	3,544,641
Home BancShares Inc/AR	1,882,093	52,228,081
HomeStreet Inc (b)	185,341	2,105,474
HomeTrust Bancshares Inc	144,566	4,935,483
Hope Bancorp Inc	1,252,970	12,492,111
Horizon Bancorp Inc/IN	437,348	6,420,269
Independent Bank Corp	430,995	25,467,495
Independent Bank Corp/MI	199,952	6,090,538
International Bancshares Corp	546,916	33,383,753
Investar Holding Corp	90,523	1,731,705
John Marshall Bancorp Inc	123,479	2,122,604
Kearny Financial Corp/MD	565,578	3,540,518
Lakeland Financial Corp	253,536	14,114,349
LCNB Corp	128,756	1,933,915
LINKBANCORP Inc	226,928	1,593,035
Live Oak Bancshares Inc (c)	352,229	9,207,266
Mercantile Bank Corp	160,182	6,777,300
Metrocity Bankshares Inc	184,683	5,091,710
Metropolitan Bank Holding Corp (b)	106,729	6,609,727
Mid Penn Bancorp Inc	210,699	6,120,806
Middlefield Banc Corp	71,960	1,865,923
Midland States Bancorp Inc	220,282	3,586,191
MidWestOne Financial Group Inc	190,487	5,284,109
MVB Financial Corp	116,530	1,988,002
National Bank Holdings Corp Class A	373,612	13,509,810
National Bankshares Inc VA	58,664	1,511,771
NB Bancorp Inc (b)	386,720	6,632,248
Nbt Bancorp Inc	465,019	19,688,904
Nicolet Bankshares Inc	137,562	16,068,617
Northeast Bank	69,138	5,726,009
Northeast Community Bancorp Inc	124,290	2,828,840
Northfield Bancorp Inc	389,719	4,111,535
Northrim BanCorp Inc	54,246	4,355,411
Northwest Bancshares Inc	1,307,984	16,153,602
Norwood Financial Corp	85,081	2,127,876
Oak Valley Bancorp	68,068	1,783,382
OceanFirst Financial Corp	586,860	9,718,402
Old National Bancorp/IN	3,182,623	65,530,208
Old Second Bancorp Inc	431,221	6,808,980
Orange County Bancorp Inc	102,038	2,421,362
Origin Bancorp Inc	296,412	9,497,040
Orrstown Financial Services Inc	186,075	5,576,668
Pacific Premier Bancorp Inc	980,434	19,942,028
Park National Corp	145,391	21,823,189
Parke Bancorp Inc	104,111	1,962,492
Pathward Financial Inc	243,126	19,296,911
PCB Bancorp	108,887	2,135,274
Peapack-Gladstone Financial Corp	167,235	4,629,065
Peoples Bancorp Inc/OH	353,769	10,262,839
Peoples Bancorp of North Carolina Inc	44,447	1,227,625
Peoples Financial Services Corp	94,017	4,063,415
Pioneer Bancorp Inc/NY (b)	112,328	1,260,319
Plumas Bancorp	55,749	2,457,973
Ponce Financial Group Inc (b)	180,187	2,319,007
Preferred Bank/Los Angeles CA	123,935	9,897,449
Primis Financial Corp	218,893	1,803,678
Princeton Bancorp Inc	54,911	1,673,687
Provident Bancorp Inc (b)	149,523	1,659,705
Provident Financial Services Inc	1,284,490	21,027,101
QCR Holdings Inc	162,417	10,548,984
RBB Bancorp	160,145	2,495,059
Red River Bancshares Inc	44,429	2,341,408
Renasant Corp	942,149	30,214,718
Republic Bancorp Inc/KY Class A	82,640	5,607,124
S&T Bancorp Inc	387,765	14,130,157
Seacoast Banking Corp of Florida	855,312	20,279,448
ServisFirst Bancshares Inc	511,968	36,462,361
Shore Bancshares Inc	311,401	4,306,676
Sierra Bancorp	131,449	3,478,141
Simmons First National Corp Class A	1,257,315	23,461,498
SmartFinancial Inc	155,601	4,733,382
South Plains Financial Inc	115,601	3,896,910
Southern First Bancshares Inc (b)	74,993	2,663,001
Southern Missouri Bancorp Inc	93,823	4,939,781
Southern States Bancshares Inc	83,826	2,800,627
Southside Bancshares Inc	293,242	8,266,492
SouthState Corp	989,418	85,861,694
Stellar Bancorp Inc	495,007	12,355,375
Stock Yards Bancorp Inc	257,661	18,755,144
Texas Capital Bancshares Inc (b)	467,659	31,870,961
Third Coast Bancshares Inc (b)	113,553	3,383,879
Timberland Bancorp Inc/WA	75,085	2,308,113
Tompkins Financial Corp	128,635	7,666,646
Towne Bank/Portsmouth VA	708,211	23,335,552
TriCo Bancshares	323,711	12,488,770
Triumph Financial Inc (b)	223,392	11,933,601
TrustCo Bank Corp NY	190,256	5,793,295
Trustmark Corp	613,327	20,577,121
UMB Financial Corp	688,707	65,131,021
United Bankshares Inc/WV	1,341,373	45,995,680
United Community Banks Inc/GA	1,215,672	33,564,704
Unity Bancorp Inc	70,022	2,898,911
Univest Financial Corp	290,866	8,592,182
USCB Financial Holdings Inc	103,404	1,753,732
Valley National Bancorp	4,817,122	41,427,249
Veritex Holdings Inc	535,014	12,455,126
Virginia National Bankshares Corp	47,274	1,738,738
WaFd Inc	822,159	23,456,196
Washington Trust Bancorp Inc	198,223	5,470,955
WesBanco Inc	871,293	25,947,106
West BanCorp Inc	161,919	3,142,038
Westamerica BanCorp	261,568	12,667,738
WSFS Financial Corp	590,898	30,460,792
		2,455,563,374
Capital Markets - 1.8%
Acadian Asset Management Inc	268,006	7,220,082
AlTi Global Inc Class A (b)(c)	344,831	1,182,770
Artisan Partners Asset Management Inc Class A (c)	644,563	23,835,940
B Riley Financial Inc (c)	219,954	644,465
BGC Group Inc Class A	3,590,483	32,529,776
Cohen & Steers Inc	278,369	21,245,122
Diamond Hill Investment Group Inc	26,353	3,319,951
DigitalBridge Group Inc Class A	1,610,108	13,524,907
Donnelley Financial Solutions Inc (b)(c)	284,312	13,703,838
Forge Global Holdings Inc Class A (b)(c)	81,121	1,175,443
GCM Grosvenor Inc Class A (c)	420,700	5,275,578
Hamilton Lane Inc Class A (c)	400,882	61,932,261
MarketWise Inc Class A	22,728	310,010
Moelis & Co Class A	715,562	38,339,812
Open Lending Corp (b)	886,373	1,099,103
P10 Inc Class A	403,955	4,471,782
Perella Weinberg Partners Class A	522,744	8,975,514
Piper Sandler Cos	174,987	42,192,865
PJT Partners Inc Class A	234,824	33,276,909
Silvercrest Asset Management Group Inc Class A	95,740	1,464,822
StepStone Group Inc Class A	671,660	33,589,717
StoneX Group Inc (b)	442,207	39,164,063
Value Line Inc	8,684	355,176
Victory Capital Holdings Inc Class A	416,108	23,838,827
Virtus Invt Partners Inc	67,902	10,429,068
WisdomTree Inc	1,352,380	11,765,706
		434,863,507
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)	54,622	2,994,378
Bread Financial Holdings Inc	503,943	23,912,096
Consumer Portfolio Services Inc (b)	80,127	739,572
Dave Inc Class A (b)	81,339	7,712,564
Encore Capital Group Inc (b)	237,250	8,161,400
Enova International Inc (b)	256,031	23,501,086
FirstCash Holdings Inc	389,516	52,179,564
Green Dot Corp Class A (b)	472,339	3,953,477
LendingClub Corp (b)	1,123,942	10,980,913
Lendingtree Inc (b)	102,543	5,290,193
Medallion Financial Corp	190,735	1,678,468
Navient Corp (c)	757,438	9,377,082
Nelnet Inc Class A	142,457	15,113,263
NerdWallet Inc Class A (b)	359,598	3,221,998
OppFi Inc Class A (c)	191,744	1,792,806
PRA Group Inc (b)	393,500	7,201,050
PROG Holdings Inc	416,209	10,971,269
Regional Management Corp	85,523	2,816,272
Upstart Holdings Inc (b)(c)	809,565	38,697,208
World Acceptance Corp (b)	34,213	4,417,583
		234,712,242
Financial Services - 2.5%
Acacia Research Corp (b)(c)	363,611	1,123,558
Alerus Financial Corp	226,822	4,509,221
AvidXchange Holdings Inc (b)	1,757,201	14,286,044
Burford Capital Ltd (United States)	2,024,019	27,486,178
Cannae Holdings Inc	569,486	10,085,597
Cantaloupe Inc (b)(c)	592,265	4,738,120
Cass Information Systems Inc	136,683	5,568,465
Compass Diversified Holdings	680,766	11,702,368
Enact Holdings Inc	283,432	10,144,031
Essent Group Ltd	1,054,986	60,060,354
Federal Agricultural Mortgage Corp Class C	91,634	16,066,189
Flywire Corp (b)	1,230,400	11,578,064
HA Sustainable Infrastructure Capital Inc	1,194,634	29,841,957
International Money Express Inc (b)	308,186	3,827,670
Jackson Financial Inc	740,290	57,675,994
Marqeta Inc Class A (b)	4,743,535	19,827,976
Merchants Bancorp/IN	183,436	5,517,755
Mr Cooper Group Inc (b)	637,682	75,890,536
NCR Atleos Corp (b)	726,592	20,286,449
NewtekOne Inc (c)	260,334	2,707,474
NMI Holdings Inc (b)	790,939	28,608,264
Onity Group Inc (b)	63,440	2,379,634
Payoneer Global Inc (b)	2,737,677	19,245,869
Paysafe Ltd (b)(c)	326,421	4,971,392
Paysign Inc (b)	336,126	806,702
PennyMac Financial Services Inc	270,547	26,362,100
Priority Technology Holdings Inc (b)(c)	225,117	1,634,349
Radian Group Inc	1,508,335	48,176,220
Remitly Global Inc (b)	1,508,602	30,503,932
Repay Holdings Corp Class A (b)(c)	887,970	3,551,880
Sezzle Inc (b)(c)	141,096	7,329,937
SWK Holdings Corp	28,608	403,087
Velocity Financial Inc (b)	82,641	1,476,795
Walker & Dunlop Inc	326,703	25,005,848
Waterstone Financial Inc	161,933	1,959,389
		595,339,398
Insurance - 2.2%
Ambac Financial Group Inc (b)	462,836	3,693,431
American Coastal Insurance Corp	244,152	2,790,657
Amerisafe Inc	190,604	8,861,180
Baldwin Insurance Group Inc/The Class A (b)	682,716	28,414,640
Bowhead Specialty Holdings Inc (b)	160,278	6,441,573
CNO Financial Group Inc	1,026,736	38,954,364
Crawford & Co Class A	147,484	1,640,022
Donegal Group Inc Class A	159,612	3,088,492
Employers Holdings Inc	247,376	12,020,000
Enstar Group Ltd (b)	127,260	42,557,017
F&G Annuities & Life Inc	189,100	6,582,571
Genworth Financial Inc Class A (b)	4,273,705	29,317,616
GoHealth Inc Class A (b)	47,611	501,344
Goosehead Insurance Inc Class A (c)	226,551	22,023,023
Greenlight Capital Re Ltd Class A (b)	263,988	3,462,203
HCI Group Inc	83,945	12,281,154
Heritage Insurance Holdings Inc (b)	231,150	4,368,735
Hippo Holdings Inc (b)	200,295	4,630,820
Horace Mann Educators Corp	416,193	17,288,657
Investors Title Co	14,065	3,251,687
James River Group Holdings Ltd	388,394	1,848,755
Lemonade Inc (b)(c)	529,230	15,464,101
Maiden Holdings Ltd (b)	870,500	1,218,700
MBIA Inc (b)(c)	450,939	2,114,904
Mercury General Corp	272,239	15,087,485
NI Holdings Inc (b)	74,052	925,650
Oscar Health Inc Class A (b)(c)	2,070,233	26,933,731
Palomar Hldgs Inc (b)	262,812	38,112,996
ProAssurance Corp (b)	513,530	11,919,031
Root Inc/OH Class A (b)(c)	87,407	12,208,136
Safety Insurance Group Inc	148,398	11,352,447
Selective Insurance Group Inc	615,508	53,690,764
Selectquote Inc (b)	1,373,938	4,355,383
Skyward Specialty Insurance Group Inc (b)(c)	375,773	19,949,789
Stewart Information Services Corp	273,890	17,934,317
Tiptree Inc Class A	254,114	5,669,283
Trupanion Inc (b)(c)	333,954	12,222,716
United Fire Group Inc	211,404	5,849,549
Universal Insurance Holdings Inc	239,933	5,815,976
		514,842,899
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AG Mortgage Investment Trust Inc	297,556	1,943,041
Angel Oak Mortgage REIT Inc	134,067	1,266,933
Apollo Commercial Real Estate Finance Inc	1,422,880	13,332,386
Arbor Realty Trust Inc (c)	1,883,854	21,720,837
Ares Commercial Real Estate Corp	585,250	2,381,968
ARMOUR Residential REIT Inc	585,546	9,643,943
Blackstone Mortgage Trust Inc Class A	1,763,945	33,603,152
Brightspire Capital Inc Class A	1,343,683	6,731,852
Chimera Investment Corp	824,115	10,169,579
Claros Mortgage Trust Inc (c)	909,905	2,238,366
Dynex Capital Inc	863,815	10,650,839
Ellington Financial Inc	887,484	11,563,917
Franklin BSP Realty Trust Inc	850,901	9,683,253
Granite Point Mortgage Trust Inc	516,019	1,016,556
Invesco Mortgage Capital Inc (c)	528,688	3,875,283
Kkr Real Estate Finance Trust Inc	605,229	5,598,368
Ladder Capital Corp Class A	1,145,102	11,954,865
MFA Financial Inc	1,077,680	10,582,818
New York Mortgage Trust Inc	947,098	5,559,465
Nexpoint Real Estate Finance Inc	84,499	1,236,220
Orchid Island Capital Inc	831,179	5,942,930
Pennymac Mortgage Investment Trust	886,531	11,383,058
Ready Capital Corp (c)	1,677,443	7,464,621
Redwood Trust Inc	1,345,242	8,353,953
Seven Hills Realty Trust	139,761	1,667,349
Sunrise Realty Trust Inc (c)	110,028	1,183,901
TPG RE Finance Trust Inc	632,047	4,828,839
Two Harbors Investment Corp	1,082,331	12,847,269
		228,425,561
TOTAL FINANCIALS		4,463,746,981

Health Care - 16.9%
Biotechnology - 8.7%
2seventy bio Inc (b)(c)	498,315	2,486,592
4D Molecular Therapeutics Inc (b)(c)	466,958	1,573,648
89bio Inc (b)(c)	1,135,632	9,107,769
Absci Corp (b)(c)	831,412	2,552,435
ACADIA Pharmaceuticals Inc (b)	1,214,178	17,726,999
ACELYRIN Inc (b)(c)	761,114	1,879,952
Achieve Life Sciences Inc (b)(c)	346,446	900,760
Acrivon Therapeutics Inc (b)	129,476	181,266
Actinium Pharmaceuticals Inc (b)(c)	333,431	506,815
Acumen Pharmaceuticals Inc (b)	408,402	461,494
ADMA Biologics Inc (b)	2,321,418	55,249,748
Adverum Biotechnologies Inc (b)(c)	216,035	704,274
Aerovate Therapeutics Inc (c)	3,918	37,220
Agenus Inc (b)(c)	243,614	704,044
Agios Pharmaceuticals Inc (b)	573,220	17,018,902
Akebia Therapeutics Inc (b)	2,186,644	5,269,812
Akero Therapeutics Inc (b)	753,885	34,384,695
Aldeyra Therapeutics Inc (b)(c)	516,081	1,367,615
Alector Inc (b)	834,564	1,001,477
Alkermes PLC (b)	1,627,405	46,820,442
Allogene Therapeutics Inc (b)(c)	1,163,322	1,954,381
Altimmune Inc (b)(c)	723,067	3,796,102
ALX Oncology Holdings Inc (b)(c)	348,143	187,997
Amicus Therapeutics Inc (b)	2,967,182	22,787,958
AnaptysBio Inc (b)(c)	219,550	4,878,401
Anavex Life Sciences Corp (b)(c)	761,611	7,235,305
Anika Therapeutics Inc (b)	130,542	1,896,775
Annexon Inc (b)	1,009,112	1,876,948
Apogee Therapeutics Inc (b)	385,125	15,116,156
Applied Therapeutics Inc (b)(c)	1,047,128	428,485
Arbutus Biopharma Corp (b)(c)	1,478,264	5,247,837
Arcellx Inc (b)	442,831	28,761,873
Arcturus Therapeutics Holdings Inc (b)(c)	236,127	3,024,787
Arcus Biosciences Inc (b)	553,863	4,846,301
Arcutis Biotherapeutics Inc (b)	1,089,190	16,239,823
Ardelyx Inc (b)(c)	2,386,787	13,139,262
ArriVent Biopharma Inc (b)(c)	286,191	6,084,421
Arrowhead Pharmaceuticals Inc (b)	1,131,884	15,721,869
ARS Pharmaceuticals Inc (b)(c)	499,648	6,980,083
Astria Therapeutics Inc (b)	472,233	2,436,722
Atossa Therapeutics Inc (b)	1,291,230	1,159,395
Aura Biosciences Inc (b)(c)	472,544	2,754,932
Avidity Biosciences Inc (b)	1,149,441	37,529,249
Avita Medical Inc (b)(c)	264,476	2,562,772
Beam Therapeutics Inc (b)	927,995	18,494,940
Bicara Therapeutics Inc	198,369	2,850,563
BioCryst Pharmaceuticals Inc (b)	2,087,309	18,472,685
Biohaven Ltd (b)(c)	869,691	19,237,565
Biomea Fusion Inc (b)(c)	295,097	619,704
Black Diamond Therapeutics Inc (b)(c)	427,069	726,017
Bluebird Bio Inc (b)	77,354	315,604
Blueprint Medicines Corp (b)	642,837	57,533,912
Boundless Bio Inc (b)(c)	156,391	275,248
Bridgebio Pharma Inc (b)	1,421,022	54,510,404
C4 Therapeutics Inc (b)(c)	632,347	1,037,049
Cabaletta Bio Inc (b)(c)	476,519	629,005
CAMP4 Therapeutics Corp (c)	71,243	126,099
Candel Therapeutics Inc (b)(c)	291,915	1,433,303
Capricor Therapeutics Inc (b)(c)	371,557	4,718,774
Cardiff Oncology Inc (b)(c)	599,727	1,643,252
CareDx Inc (b)	520,965	8,793,889
Cargo Therapeutics Inc (b)	357,301	1,632,866
Caribou Biosciences Inc (b)	843,923	718,094
Cartesian Therapeutics Inc (b)(c)	105,397	1,264,764
Cartesian Therapeutics Inc rights (b)(c)(e)	1,117,119	323,965
Catalyst Pharmaceuticals Inc (b)	1,142,443	27,749,940
Celcuity Inc (b)(c)	334,715	3,728,725
Celldex Therapeutics Inc (b)	656,290	13,670,521
Century Therapeutics Inc (b)	480,129	260,038
CervoMed Inc (b)(c)	56,885	515,378
CG oncology Inc (b)	547,897	14,760,345
Chinook Therapeutics Inc rights (b)(e)	86,210	0
Cibus Inc Class A (b)(c)	178,397	383,554
Climb Bio Inc (b)	295,179	395,540
Cogent Biosciences Inc (b)	936,166	4,877,425
Coherus Biosciences Inc (b)(c)	1,156,833	1,191,538
Compass Therapeutics Inc (b)(c)	1,042,721	1,939,461
Corbus Pharmaceuticals Holdings Inc (b)(c)	122,374	914,134
Crinetics Pharmaceuticals Inc (b)	928,532	31,003,683
Cullinan Therapeutics Inc (b)(c)	536,753	4,444,315
Cytokinetics Inc (b)	1,155,540	49,503,334
Day One Biopharmaceuticals Inc (b)	559,969	4,356,559
Denali Therapeutics Inc (b)	1,191,467	19,837,926
Design Therapeutics Inc (b)(c)	316,434	1,537,869
Dianthus Therapeutics Inc (b)(c)	243,719	5,325,260
Disc Medicine Inc (b)	230,740	11,403,171
Dynavax Technologies Corp (b)(c)	1,331,368	15,643,574
Dyne Therapeutics Inc (b)	848,140	9,999,571
Editas Medicine Inc (b)	861,392	1,421,297
Elevation Oncology Inc (b)	580,254	215,622
Enanta Pharmaceuticals Inc (b)	208,358	1,268,900
Entrada Therapeutics Inc (b)	251,519	2,296,368
Erasca Inc (b)	1,885,079	2,752,215
Fate Therapeutics Inc (b)	1,038,620	1,329,434
Fibrobiologics Inc (b)(c)	280,590	314,261
Foghorn Therapeutics Inc (b)	254,923	1,070,677
Galectin Therapeutics Inc (b)(c)	160,744	220,219
Generation Bio CO (b)	499,294	216,244
Geron Corp (b)	6,013,048	8,478,398
Greenwich Lifesciences Inc (b)(c)	65,106	657,571
Gyre Therapeutics Inc (b)(c)	75,049	732,478
Halozyme Therapeutics Inc (b)	1,260,032	77,391,165
Heron Therapeutics Inc (b)(c)	1,196,738	2,896,106
HilleVax Inc (b)(c)	301,080	584,095
Humacyte Inc Class A (b)(c)	929,139	1,347,252
Ideaya Biosciences Inc (b)	878,046	17,675,066
IGM Biosciences Inc (b)(c)	161,745	224,017
ImmunityBio Inc (b)(c)	1,554,494	3,901,780
Immunome Inc (b)	723,744	6,361,710
Immunovant Inc (b)	591,517	9,553,000
Inhibrx Biosciences Inc (c)	119,793	1,477,048
Inmune Bio Inc (b)(c)	142,477	1,119,869
Inovio Pharmaceuticals Inc (b)(c)	393,258	762,921
Inozyme Pharma Inc (b)	530,628	610,222
Insmed Inc (b)(c)	1,740,626	125,325,072
Intellia Therapeutics Inc (b)(c)	905,617	8,032,823
Invivyd Inc (b)(c)	830,579	523,431
Iovance Biotherapeutics Inc (b)(c)	2,793,102	10,027,236
Ironwood Pharmaceuticals Inc Class A (b)	1,444,692	1,346,886
iTeos Therapeutics Inc (b)	274,625	1,991,031
Janux Therapeutics Inc (b)	321,083	10,659,956
Jasper Therapeutics Inc Class A (b)	121,949	669,500
KalVista Pharmaceuticals Inc (b)(c)	397,565	5,474,470
Keros Therapeutics Inc (b)	338,656	4,890,193
Kiniksa Pharmaceuticals International Plc Class A (b)	390,900	10,542,573
Kodiak Sciences Inc (b)(c)	337,332	1,470,768
Korro Bio Inc (b)(c)	63,731	1,131,225
Krystal Biotech Inc (b)	251,166	42,668,080
Kura Oncology Inc (b)	760,168	4,986,702
Kymera Therapeutics Inc (b)	476,745	16,338,051
Kyverna Therapeutics Inc (b)	261,206	603,386
Larimar Therapeutics Inc (b)(c)	443,202	1,174,485
Lexeo Therapeutics Inc (b)	244,829	962,178
Lexicon Pharmaceuticals Inc (b)(c)	1,222,121	893,126
Lineage Cell Therapeutics Inc (b)(c)	1,836,964	916,645
Lyell Immunopharma Inc (b)	1,631,139	775,117
MacroGenics Inc (b)	639,938	1,110,292
Madrigal Pharmaceuticals Inc (b)(c)	181,784	60,699,495
MannKind Corp (b)	2,715,032	13,683,761
MeiraGTx Holdings plc (b)	481,043	3,410,595
Mersana Therapeutics Inc (b)	1,111,223	481,048
Metagenomi Inc (b)(c)	286,751	496,079
Metsera Inc (c)	156,288	3,768,104
MiMedx Group Inc (b)	1,198,032	8,242,460
Mineralys Therapeutics Inc (b)	292,077	4,150,414
Mirum Pharmaceuticals Inc (b)(c)	400,930	17,420,409
Monte Rosa Therapeutics Inc (b)(c)	424,032	2,081,997
Myriad Genetics Inc (b)	909,003	6,735,712
Neurogene Inc (b)(c)	121,569	1,823,535
Nkarta Inc (b)	560,880	1,189,066
Novavax Inc (b)(c)	1,562,173	10,419,694
Nurix Therapeutics Inc (b)	764,751	8,817,579
Nuvalent Inc Class A (b)(c)	355,417	27,278,255
Ocugen Inc (b)(c)	2,950,362	2,204,510
Olema Pharmaceuticals Inc (b)	421,614	2,175,528
OmniAb Operations Inc (b)(c)(e)	45,323	97,444
OmniAb Operations Inc (b)(c)(e)	45,323	86,567
Oncternal Therapeutics Inc rights (b)(c)(e)	4,336	0
Organogenesis Holdings Inc Class A (b)	694,601	3,410,491
ORIC Pharmaceuticals Inc (b)(c)	629,002	3,591,601
Outlook Therapeutics Inc (b)(c)	176,129	276,523
Ovid therapeutics Inc (b)	578,629	189,270
PepGen Inc (b)(c)	155,976	244,882
Perspective Therapeutics Inc (b)	562,523	1,378,181
Praxis Precision Medicines Inc (b)	175,534	6,607,100
Precigen Inc (b)(c)	1,376,085	2,146,693
Prelude Therapeutics Inc (b)	144,774	138,940
Prime Medicine Inc (b)(c)	585,692	1,013,247
ProKidney Corp Class A (b)(c)	1,129,543	1,000,323
Protagonist Therapeutics Inc (b)	601,243	27,548,954
PTC Therapeutics Inc (b)	769,187	38,336,280
Puma Biotechnology Inc (b)	434,631	1,382,127
Pyxis Oncology Inc (b)(c)	499,464	549,410
Q32 Bio Inc (b)(c)	65,498	104,796
RAPT Therapeutics Inc (b)(c)	332,301	307,977
Recursion Pharmaceuticals Inc Class A (b)(c)	2,411,520	13,480,397
REGENXBIO Inc (b)	474,351	4,558,513
Regulus Therapeutics Inc (b)(c)	649,655	5,184,247
Relay Therapeutics Inc (b)(c)	1,288,019	4,289,103
Renovaro Inc (b)(c)	1,134,587	408,111
Replimune Group Inc (b)(c)	695,179	6,798,851
Revolution Medicines Inc (b)	1,721,441	69,511,788
Rhythm Pharmaceuticals Inc (b)	553,606	36,089,575
Rigel Pharmaceuticals Inc (b)	176,228	3,447,020
Rocket Pharmaceuticals Inc (b)	790,481	6,031,370
Sage Therapeutics Inc (b)	554,096	4,039,360
Sana Biotechnology Inc (b)(c)	1,164,917	2,213,342
Savara Inc (b)(c)	1,231,570	3,941,024
Scholar Rock Holding Corp (b)	812,883	26,751,980
Sera Prognostics Inc Class A (b)(c)	288,826	849,148
Shattuck Labs Inc (b)(c)	390,612	386,315
Skye Bioscience Inc (b)(c)	215,596	469,999
Soleno Therapeutics Inc (b)	258,993	19,388,216
Solid Biosciences Inc (b)	250,535	829,271
SpringWorks Therapeutics Inc (b)	696,012	32,225,356
Spyre Therapeutics Inc (b)(c)	408,486	6,221,242
Stoke Therapeutics Inc (b)	368,083	3,592,490
Summit Therapeutics Inc (b)(c)	929,460	22,418,575
Sutro Biopharma Inc (b)	859,077	902,031
Syndax Pharmaceuticals Inc (b)	834,091	11,802,388
Tango Therapeutics Inc (b)(c)	506,226	713,779
Taysha Gene Therapies Inc (b)	1,783,635	3,460,252
Tenaya Therapeutics Inc (b)(c)	608,019	288,809
Tevogen Bio Holdings Inc Class A (b)(c)	237,827	244,962
TG Therapeutics Inc (b)(c)	1,411,613	64,242,508
Tobira Therapeutics Inc rights (b)(c)(e)	9,663	0
Tourmaline Bio Inc (b)(c)	235,906	4,059,942
Travere Therapeutics Inc (b)	848,570	17,658,742
TScan Therapeutics Inc (b)(c)	392,729	630,330
Twist Bioscience Corp (b)	591,747	22,675,745
Tyra Biosciences Inc (b)	199,925	2,059,228
Upstream Bio Inc	180,439	1,670,865
UroGen Pharma Ltd (b)(c)	390,015	4,539,775
Vanda Pharmaceuticals Inc (b)	575,083	2,593,624
Vaxcyte Inc (b)	1,240,865	44,472,602
Vera Therapeutics Inc Class A (b)	459,511	10,738,772
Veracyte Inc (b)	787,995	24,033,848
Verastem Inc (b)(c)	394,915	2,957,913
Vericel Corp (b)	496,366	18,871,835
Verve Therapeutics Inc (b)(c)	658,400	3,733,128
Vir Biotechnology Inc (b)	926,163	5,668,118
Viridian Therapeutics Inc (b)(c)	757,311	10,261,564
Voyager Therapeutics Inc (b)(c)	471,595	1,678,878
Werewolf Therapeutics Inc (b)	311,527	281,091
X4 Pharmaceuticals Inc (b)(c)	56,751	244,597
XBiotech Inc (b)(c)	195,365	593,910
Xencor Inc (b)	684,165	7,539,498
XOMA Royalty Corp (b)	80,094	1,925,460
Y-mAbs Therapeutics Inc (b)(c)	387,817	1,648,222
Zenas Biopharma Inc (c)	158,956	1,840,710
Zentalis Pharmaceuticals Inc (b)	601,304	853,852
Zymeworks Inc (b)	554,100	7,208,841
		2,041,484,676
Health Care Equipment & Supplies - 2.7%
Accuray Inc Del (b)	968,180	1,500,679
Alphatec Holdings Inc (b)(c)	1,051,953	11,550,444
AngioDynamics Inc (b)	392,820	3,649,298
Anteris Technologies Global Corp (c)	153,955	762,077
Artivion Inc (b)	396,901	9,402,585
AtriCure Inc (b)	478,642	14,316,182
Avanos Medical Inc (b)	458,888	5,759,044
Axogen Inc (b)	426,928	6,946,119
Beta Bionics Inc (c)	134,602	1,487,352
Bioventus Inc (b)	386,745	2,827,106
Ceribell Inc	127,665	2,054,130
Cerus Corp (b)	1,831,798	2,417,973
CONMED Corp (c)	314,056	15,423,290
CVRx Inc (b)(c)	151,777	1,111,008
Embecta Corp	588,039	7,168,195
Fractyl Health Inc (b)(c)	346,899	440,562
Glaukos Corp (b)	494,864	46,640,932
Haemonetics Corp (b)	502,172	31,646,879
ICU Medical Inc (b)	216,535	29,576,516
Inmode Ltd (b)(c)	665,610	9,385,101
Inogen Inc (b)	244,657	1,744,404
Integer Holdings Corp (b)	336,252	42,471,990
Integra LifeSciences Holdings Corp (b)	685,289	11,231,887
iRadimed Corp	79,677	4,175,872
iRhythm Technologies Inc (b)	315,884	33,764,841
Lantheus Holdings Inc (b)(c)	696,324	72,654,446
LeMaitre Vascular Inc	204,722	18,576,474
LivaNova PLC (b)	551,940	20,421,780
Merit Medical Systems Inc (b)	577,115	54,508,512
Neogen Corp (b)(c)	2,067,363	10,440,183
NeuroPace Inc (b)	143,275	1,674,885
Novocure Ltd (b)	1,077,523	19,546,267
Omnicell Inc (b)	462,755	14,465,721
OraSure Technologies Inc (b)	740,648	2,214,538
Orchestra BioMed Holdings Inc (b)(c)	253,043	751,538
Orthofix Medical Inc (b)	342,721	4,767,249
OrthoPediatrics Corp (b)	170,285	3,545,334
PROCEPT BioRobotics Corp (b)(c)	451,161	24,353,671
Pulmonx Corp (b)	394,758	1,906,681
Pulse Biosciences Inc (b)(c)	185,266	3,153,227
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	17,423	83,703
RxSight Inc (b)	375,168	5,522,473
Sanara Medtech Inc (b)(c)	40,571	1,295,838
Semler Scientific Inc (b)(c)	68,425	2,212,180
SI-BONE Inc (b)(c)	418,339	5,710,327
Sight Sciences Inc (b)	358,312	1,092,852
STAAR Surgical Co (b)(c)	494,587	9,031,159
Stereotaxis Inc (b)(c)	583,172	1,166,344
Surmodics Inc (b)	137,610	3,854,456
Tactile Systems Technology Inc (b)	243,209	3,434,111
Tandem Diabetes Care Inc (b)	666,439	11,229,497
TransMedics Group Inc (b)(c)	331,983	30,545,756
Treace Medical Concepts Inc (b)	493,164	3,491,601
UFP Technologies Inc (b)(c)	73,575	15,343,331
Utah Medical Products Inc	29,451	1,524,089
Varex Imaging Corp (b)	394,794	3,284,686
Zimvie Inc (b)	271,504	2,459,826
Zynex Inc (b)(c)	166,648	276,635
		651,993,836
Health Care Providers & Services - 3.1%
AdaptHealth Corp (b)	1,031,653	8,779,367
Addus HomeCare Corp (b)	176,524	18,455,584
agilon health Inc (b)	3,126,757	13,319,985
AirSculpt Technologies Inc (b)(c)	139,936	303,660
Alignment Healthcare Inc (b)	1,011,175	17,918,021
AMN Healthcare Services Inc (b)	357,995	7,313,838
Ardent Health Partners Inc	244,746	3,115,617
Astrana Health Inc (b)	437,350	13,632,200
Aveanna Healthcare Holdings Inc (b)	517,854	2,387,307
BrightSpring Health Services Inc (b)	556,497	9,755,392
Brookdale Senior Living Inc (b)	1,934,016	12,687,145
Castle Biosciences Inc (b)(c)	266,940	5,352,147
Community Health Systems Inc (b)	1,271,753	3,471,886
Concentra Group Holdings Parent Inc	1,110,666	24,156,986
CorVel Corp (b)	268,192	29,168,562
Cross Country Healthcare Inc (b)	315,984	4,281,583
DocGo Inc Class A (b)(c)	1,035,350	2,308,831
Enhabit Inc (b)	501,783	4,009,246
Ensign Group Inc/The	560,728	72,328,305
Fulgent Genetics Inc (b)(c)	212,777	3,691,681
GeneDx Holdings Corp Class A (b)(c)	129,239	8,639,627
Guardant Health Inc (b)	1,208,921	57,097,339
HealthEquity Inc (b)	866,956	74,315,468
Hims & Hers Health Inc Class A (b)(c)	1,954,268	64,686,271
Infusystem Holdings Inc (b)(c)	197,436	931,898
Innovage Holding Corp (b)	191,029	597,921
Joint Corp/The (b)(c)	107,290	1,073,973
LifeStance Health Group Inc (b)	1,410,363	9,266,085
ModivCare Inc (b)(c)	105,840	125,949
National HealthCare Corp	126,187	11,923,410
National Research Corp Class A	160,270	1,820,667
NeoGenomics Inc (b)(c)	1,293,633	8,272,783
OPKO Health Inc (b)	3,215,326	4,437,150
Option Care Health Inc (b)	1,734,245	56,033,456
Owens & Minor Inc (b)	767,739	5,420,237
PACS Group Inc (b)	401,542	3,866,849
Pediatrix Medical Group Inc (b)	869,098	11,193,982
Pennant Group Inc/The (b)	329,553	8,443,148
Performant Healthcare Inc (b)	716,180	1,690,185
Privia Health Group Inc (b)	1,043,440	24,499,971
Progyny Inc (b)	758,688	17,328,434
Quipt Home Medical Corp (United States) (b)(c)	387,473	833,067
RadNet Inc (b)	668,247	35,002,778
Select Medical Holdings Corp	1,095,780	19,987,027
Sonida Senior Living Inc (b)(c)	46,279	1,074,598
Surgery Partners Inc (b)	778,062	17,078,461
Talkspace Inc Class A (b)	1,246,597	3,827,053
US Physical Therapy Inc	151,530	10,775,298
Viemed Healthcare Inc (b)	341,584	2,414,999
		719,095,427
Health Care Technology - 0.4%
Definitive Healthcare Corp Class A (b)(c)	534,779	1,454,599
Evolent Health Inc Class A (b)	1,173,537	11,571,075
Health Catalyst Inc (b)	612,732	2,420,291
HealthStream Inc	240,435	8,085,829
LifeMD Inc (b)(c)	372,365	2,740,606
OptimizeRx Corp (b)(c)	183,131	1,670,155
Phreesia Inc (b)	567,004	14,152,420
Schrodinger Inc/United States (b)(c)	563,662	14,446,657
Simulations Plus Inc	162,145	5,569,681
Teladoc Health Inc (b)	1,747,100	12,561,649
Waystar Holding Corp (b)	795,043	29,551,748
		104,224,710
Life Sciences Tools & Services - 0.2%
Adaptive Biotechnologies Corp (b)(c)	1,171,669	8,623,484
Akoya Biosciences Inc (b)(c)	264,994	317,993
BioLife Solutions Inc (b)(c)	365,175	8,804,369
Codexis Inc (b)	819,915	1,885,805
Conduit Pharmaceuticals Inc Class A (b)(c)	12,798	7,141
CryoPort Inc (b)(c)	443,737	2,476,052
Cytek Biosciences Inc (b)	1,209,652	4,487,809
Harvard Bioscience Inc (b)	400,048	142,537
Lifecore Biomedical Inc (b)(c)	251,648	1,701,140
Maravai LifeSciences Holdings Inc Class A (b)(c)	1,136,306	2,295,338
MaxCyte Inc (United States) (b)(c)	1,083,541	3,077,256
Mesa Laboratories Inc	52,044	5,998,071
Nautilus Biotechnology Inc Class A (b)	481,058	331,257
Niagen Bioscience Inc (b)	500,412	3,928,234
OmniAb Inc (b)(c)	974,342	1,656,381
Pacific Biosciences of California Inc (b)(c)	2,531,844	2,810,347
Quanterix Corp (b)	370,497	2,134,063
Quantum-Si Inc Class A (b)(c)	1,233,663	1,406,376
Standard BioTools Inc (b)(c)	3,013,143	3,344,589
		55,428,242
Pharmaceuticals - 1.8%
Alto Neuroscience Inc (b)	222,381	553,729
Alumis Inc (c)	225,103	931,926
Amneal Intermediate Inc Class A (b)	1,598,090	12,241,369
Amphastar Pharmaceuticals Inc (b)	385,490	9,409,811
ANI Pharmaceuticals Inc (b)	187,061	13,247,660
Aquestive Therapeutics Inc (b)(c)	757,374	2,215,319
Arvinas Inc (b)	553,917	5,328,682
Atea Pharmaceuticals Inc (b)	772,946	2,280,191
Avadel Pharmaceuticals PLC Class A (b)	940,979	8,365,303
Axsome Therapeutics Inc (b)	372,570	41,835,885
BioAge Labs Inc	129,408	543,514
Biote Corp Class A (b)	278,502	927,412
Cassava Sciences Inc (b)(c)	322,337	502,846
Collegium Pharmaceutical Inc (b)	325,119	8,776,587
Contineum Therapeutics Inc Class A (b)	106,098	436,063
Corcept Therapeutics Inc (b)	816,999	58,725,888
CorMedix Inc (b)(c)	615,774	5,658,963
Edgewise Therapeutics Inc (b)	744,907	12,216,475
Enliven Therapeutics Inc (b)(c)	371,997	7,045,623
Esperion Therapeutics Inc (b)(c)	1,923,255	1,922,101
Evolus Inc (b)	567,941	6,474,527
EyePoint Pharmaceuticals Inc (b)(c)	667,217	4,550,420
Fulcrum Therapeutics Inc (b)	569,148	2,191,220
Harmony Biosciences Holdings Inc (b)	386,661	11,394,900
Harrow Inc (b)	308,230	7,634,857
Innoviva Inc (b)(c)	548,758	10,256,287
LENZ Therapeutics Inc (b)(c)	127,647	3,639,854
Ligand Pharmaceuticals Inc (b)(c)	180,935	19,877,519
Liquidia Corp (b)	640,717	8,950,816
Lyra Therapeutics Inc (b)	316,615	37,614
Maze Therapeutics Inc (c)	90,515	837,264
MBX Biosciences Inc (b)(c)	117,691	1,234,579
Mind Medicine MindMed Inc (b)(c)	751,398	4,801,433
Nektar Therapeutics (b)	1,826,848	1,453,258
Neumora Therapeutics Inc (b)	897,066	699,532
Novartis AG rights (b)(e)	526,013	6
Nuvation Bio Inc Class A (b)	1,849,386	4,161,119
Ocular Therapeutix Inc (b)(c)	1,602,568	13,301,314
Omeros Corp (b)(c)	565,526	4,156,616
Pacira BioSciences Inc (b)(c)	464,491	12,494,808
Phathom Pharmaceuticals Inc (b)(c)	409,614	1,757,244
Phibro Animal Health Corp Class A	207,394	3,859,602
Pliant Therapeutics Inc (b)	593,371	943,460
Prestige Consumer Healthcare Inc (b)	499,666	40,587,869
Rapport Therapeutics Inc (b)(c)	172,904	1,979,751
scPharmaceuticals Inc (b)(c)	408,803	1,042,448
Septerna Inc (c)	193,065	1,343,732
SIGA Technologies Inc	471,136	2,600,671
Supernus Pharmaceuticals Inc (b)	507,869	16,495,585
Tarsus Pharmaceuticals Inc (b)	376,957	19,567,838
Telomir Pharmaceuticals Inc (b)(c)	195,115	497,543
Terns Pharmaceuticals Inc (b)	720,202	2,376,667
Theravance Biopharma Inc (b)	375,014	3,663,887
Third Harmonic Bio Inc (b)(c)	227,379	1,175,549
Trevi Therapeutics Inc (b)(c)	756,122	5,224,803
Ventyx Biosciences Inc (b)	644,729	857,490
Verrica Pharmaceuticals Inc (b)	385,381	178,894
Veru Inc (b)(c)	1,346,871	729,600
WaVe Life Sciences Ltd (b)	979,488	7,561,647
Xeris Biopharma Holdings Inc (b)	1,411,185	6,449,115
Zevra Therapeutics Inc (b)(c)	541,960	3,972,567
		434,179,252
TOTAL HEALTH CARE		4,006,406,143

Industrials - 17.2%
Aerospace & Defense - 1.6%
AAR Corp (b)	352,740	18,857,480
AeroVironment Inc (b)(c)	283,871	43,012,134
AerSale Corp (b)(c)	342,710	2,388,689
Archer Aviation Inc Class A (b)(c)	3,267,952	27,222,040
Astronics Corp (b)(c)	296,894	6,736,525
Byrna Technologies Inc (b)(c)	173,790	3,891,158
Cadre Holdings Inc	264,433	7,708,222
Ducommun Inc (b)	135,334	7,757,345
Eve Holding Inc Class A (b)(c)	534,369	1,902,354
Intuitive Machines Inc Class A (b)(c)	425,324	3,487,657
Kratos Defense & Security Solutions Inc (b)	1,496,041	50,543,745
Leonardo DRS Inc	744,061	27,500,495
Mercury Systems Inc (b)	525,188	26,259,400
Moog Inc Class A	282,609	47,266,355
National Presto Industries Inc	51,697	4,360,642
Park Aerospace Corp	184,852	2,416,016
Redwire Corp Class A (b)(c)	230,852	2,488,585
Rocket Lab USA Inc Class A (b)(c)	3,568,243	77,752,015
Triumph Group Inc (b)	738,722	18,763,539
V2X Inc (b)	168,175	8,368,388
Virgin Galactic Holdings Inc Class A (b)(c)	284,097	821,040
VirTra Inc (b)(c)	110,615	517,677
		390,021,501
Air Freight & Logistics - 0.1%
Forward Air Corp Class A (b)(c)	252,233	3,712,870
Hub Group Inc Class A	604,796	19,105,506
Radiant Logistics Inc (b)	346,906	2,029,400
		24,847,776
Building Products - 1.4%
American Woodmark Corp (b)	152,554	9,000,686
Apogee Enterprises Inc	221,647	8,792,736
AZZ Inc	295,954	25,676,969
Caesarstone Ltd (b)	198,926	515,218
CSW Industrials Inc	168,986	52,804,745
Gibraltar Industries Inc (b)	309,529	16,389,561
Griffon Corp	396,645	27,015,491
Insteel Industries Inc	189,637	6,430,591
Janus International Group Inc (b)	1,394,601	9,594,855
JELD-WEN Holding Inc (b)	865,958	4,780,088
Masterbrand Inc (b)	1,283,579	15,595,485
Quanex Building Products Corp (c)	483,132	7,942,690
Resideo Technologies Inc (b)	1,472,921	24,715,614
Tecnoglass Inc	227,025	16,180,072
UFP Industries Inc	603,840	59,689,585
Zurn Elkay Water Solutions Corp	1,452,393	49,323,266
		334,447,652
Commercial Services & Supplies - 1.9%
ABM Industries Inc	626,974	30,558,713
ACCO Brands Corp	941,298	3,633,410
ACV Auctions Inc Class A (b)	1,497,993	22,005,517
Bridger Aerospace Group Holdings Inc (b)(c)	105,238	152,594
BrightView Holdings Inc (b)	600,632	8,240,671
Brink's Co/The	441,651	39,412,935
Casella Waste Systems Inc Class A (b)	629,640	73,951,218
CECO Environmental Corp (b)	295,376	7,026,995
CompX International Inc Class A (c)	15,829	430,549
CoreCivic Inc (b)	1,100,151	24,907,419
Deluxe Corp	453,459	6,620,501
Driven Brands Holdings Inc (b)	598,804	9,892,242
Ennis Inc	257,467	4,621,533
Enviri Corp (b)	797,535	5,479,065
GEO Group Inc/The (b)	1,285,321	40,204,841
Healthcare Services Group Inc (b)	743,626	10,566,925
HNI Corp	479,194	20,269,906
Interface Inc	577,807	10,862,772
LanzaTech Global Inc Class A (b)(c)	1,130,320	276,702
Liquidity Services Inc (b)	215,496	6,848,463
Matthews International Corp Class A	303,538	6,207,352
MillerKnoll Inc	694,703	11,393,129
Montrose Environmental Group Inc (b)(c)	324,063	4,741,042
NL Industries Inc	85,715	735,435
OPENLANE Inc (b)	1,064,608	19,705,894
Perma-Fix Environmental Services Inc (b)(c)	174,388	1,429,982
Pitney Bowes Inc	1,656,422	14,377,743
Pursuit Attractions and Hospitality Inc (b)	205,791	6,027,618
Quad/Graphics Inc Class A	316,183	1,508,193
Quest Resource Holding Corp (b)(c)	171,582	404,934
Steelcase Inc Class A	942,156	9,346,188
UniFirst Corp/MA	152,242	27,170,630
Virco Mfg. Corp (c)	111,329	1,023,114
VSE Corp	177,681	20,348,028
		450,382,253
Construction & Engineering - 1.7%
Ameresco Inc Class A (b)(c)	329,862	3,506,433
Arcosa Inc	489,157	39,166,801
Argan Inc	127,798	19,569,708
Bowman Consulting Group Ltd (b)	134,659	2,978,657
Centuri Holdings Inc (b)(c)	172,932	3,105,859
Concrete Pumping Holdings Inc	237,833	1,426,998
Construction Partners Inc Class A (b)	466,409	38,310,835
Dycom Industries Inc (b)	287,119	48,106,788
Fluor Corp (b)	1,726,614	60,241,562
Granite Construction Inc	443,454	36,048,376
Great Lakes Dredge & Dock Corp (b)	659,749	5,997,118
IES Holdings Inc (b)	83,394	16,401,932
Limbach Holdings Inc (b)(c)	103,342	9,893,963
Matrix Service Co (b)	264,242	3,065,207
MYR Group Inc (b)	161,783	19,789,297
Northwest Pipe Co (b)	96,745	4,098,118
Orion Group Holdings Inc (b)(c)	366,720	2,343,341
Primoris Services Corp	539,915	32,378,703
Southland Holdings Inc (b)(c)	109,472	354,689
Sterling Infrastructure Inc (b)	301,672	45,078,847
Tutor Perini Corp (b)	435,698	9,350,079
		401,213,311
Electrical Equipment - 1.2%
374Water Inc (b)(c)	652,973	214,828
Allient Inc	146,503	3,127,839
American Superconductor Corp (b)(c)	354,771	7,042,204
Amprius Technologies Inc (b)(c)	170,937	369,224
Array Technologies Inc (b)(c)	1,552,710	7,421,954
Atkore Inc	352,343	22,504,147
Blink Charging Co (b)(c)	1,042,846	763,468
Bloom Energy Corp Class A (b)(c)	2,032,648	37,238,112
ChargePoint Holdings Inc Class A (b)(c)	4,162,096	2,592,153
Energy Vault Holdings Inc Class A (b)(c)	1,101,983	824,504
EnerSys	398,595	34,518,328
Enovix Corp Class B (b)(c)	1,667,710	11,173,657
Fluence Energy Inc Class A (b)(c)	570,058	2,331,537
FuelCell Energy Inc (b)(c)	223,407	915,969
GrafTech International Ltd (b)	2,611,126	1,652,843
Hyliion Holdings Corp Class A (b)	1,418,602	2,142,089
LSI Industries Inc	285,402	4,306,716
NANO Nuclear Energy Inc (b)(c)	248,014	5,642,319
Net Power Inc Class A (b)(c)	237,576	403,879
NEXTracker Inc Class A (b)	1,458,966	59,248,610
NuScale Power Corp Class A (b)(c)	915,223	15,165,245
Plug Power Inc (b)(c)	8,391,794	7,322,679
Powell Industries Inc	94,721	17,344,362
Preformed Line Products Co	24,547	3,372,021
SES AI Corp Class A (b)(c)	1,352,193	1,215,351
Shoals Technologies Group Inc (b)	1,674,666	6,045,544
SolarMax Technology Inc (b)(c)	300,180	354,212
Solidion Technology Inc Class A (b)(c)	508,130	55,132
Stem Inc Class A (b)(c)	1,577,258	853,139
Sunrun Inc (b)(c)	2,245,117	15,468,856
Thermon Group Holdings Inc (b)	335,668	8,804,572
TPI Composites Inc (b)(c)	490,650	448,601
Ultralife Corp (b)	101,863	456,346
Vicor Corp (b)	230,841	9,211,710
		290,552,150
Ground Transportation - 0.4%
ArcBest Corp	238,754	13,971,884
Covenant Logistics Group Inc Class A	159,709	3,178,209
Ftai Infrastructure Inc (c)	1,021,177	4,411,485
Heartland Express Inc	461,378	3,506,473
Hertz Global Holdings Inc (b)(c)	1,241,886	8,469,663
Marten Transport Ltd	584,629	7,506,636
PAMT CORP (b)	58,994	824,146
Proficient Auto Logistics Inc (b)	217,453	1,807,034
RXO Inc (b)(c)	1,612,559	22,720,956
Universal Logistics Holdings Inc	69,525	1,511,474
Werner Enterprises Inc	624,571	15,401,921
		83,309,881
Machinery - 3.9%
3D Systems Corp (b)	1,322,403	2,433,222
Alamo Group Inc	103,626	17,303,469
Albany International Corp Class A	315,795	20,766,679
Astec Industries Inc	231,003	8,369,239
Atmus Filtration Technologies Inc	843,372	29,239,707
Blue Bird Corp (b)	326,481	11,384,392
Chart Industries Inc (b)(c)	434,486	58,646,921
Columbus McKinnon Corp/NY	294,597	4,374,765
Commercial Vehicle Group Inc (b)	348,026	334,209
Douglas Dynamics Inc (c)	232,349	5,571,729
Eastern Co/The	52,694	1,106,047
Energy Recovery Inc (b)	575,088	8,885,110
Enerpac Tool Group Corp Class A	547,848	22,116,624
Enpro Inc	212,130	31,692,222
ESCO Technologies Inc	261,152	40,857,230
Federal Signal Corp	607,950	49,505,369
Franklin Electric Co Inc	456,752	38,805,650
Gencor Industries Inc (b)	103,548	1,314,024
Gorman-Rupp Co/The	208,427	7,474,192
Graham Corp (b)	103,870	3,165,958
Greenbrier Cos Inc/The (c)	311,369	13,208,273
Helios Technologies Inc	336,890	9,183,621
Hillenbrand Inc	713,861	14,441,408
Hillman Solutions Corp Class A (b)(c)	1,985,636	13,879,596
Hyster-Yale Inc Class A	117,310	4,508,223
JBT Marel Corp	474,573	49,953,554
Kadant Inc (c)	118,497	34,956,615
Kennametal Inc	794,446	15,475,808
L B Foster Co Class A (b)	89,161	1,780,545
Lindsay Corp	109,289	14,104,838
Manitowoc Co Inc/The (b)	352,497	2,777,676
Mayville Engineering Co Inc (b)	130,732	1,670,755
Miller Industries Inc/TN	113,311	4,624,222
Mueller Industries Inc	1,129,617	83,094,628
Mueller Water Products Inc Class A1	1,568,914	41,168,303
NN Inc (b)(c)	462,072	928,765
Omega Flex Inc	38,655	1,158,104
Park-Ohio Holdings Corp	92,542	1,842,511
Proto Labs Inc (b)	248,516	8,737,823
REV Group Inc	519,192	16,977,578
Shyft Group Inc/The	345,867	2,926,035
SPX Technologies Inc (b)	454,907	61,025,775
Standex International Corp	117,341	16,594,364
Taylor Devices Inc (b)(c)	30,366	968,675
Tennant CO	192,384	13,882,429
Terex Corp	676,582	23,815,686
Titan International Inc (b)	514,097	3,778,613
Trinity Industries Inc	827,340	20,766,234
Twin Disc Inc	115,367	846,794
Wabash National Corp	442,770	3,059,541
Watts Water Technologies Inc Class A	276,847	57,514,964
Worthington Enterprises Inc	319,255	16,163,881
		919,162,595
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd (c)	442,216	5,731,119
Matson Inc	329,552	35,950,828
Pangaea Logistics Solutions Ltd (c)	370,913	1,494,779
		43,176,726
Passenger Airlines - 0.4%
Allegiant Travel Co	157,529	7,392,836
Blade Air Mobility Inc (b)(c)	603,163	1,598,382
Frontier Group Holdings Inc (b)(c)	432,109	1,287,685
JetBlue Airways Corp (b)(c)	3,164,799	13,798,524
Joby Aviation Inc Class A (b)(c)	4,375,027	27,562,670
SkyWest Inc (b)	399,996	35,667,643
Sun Country Airlines Holdings Inc (b)	403,486	3,954,163
Wheels Up Experience Inc Class A (b)(c)	915,219	1,052,501
		92,314,404
Professional Services - 2.2%
Alight Inc Class A	4,252,336	21,729,437
Asure Software Inc (b)(c)	244,807	2,487,239
Barrett Business Services Inc	254,073	10,305,201
BlackSky Technology Inc Class A (b)(c)	262,413	2,193,773
Cbiz Inc (b)	483,504	32,926,622
Conduent Inc (b)	1,588,596	3,351,938
CRA International Inc	66,675	10,814,685
CSG Systems International Inc	291,131	17,505,707
DLH Holdings Corp (b)	81,730	322,015
ExlService Holdings Inc (b)	1,583,496	76,767,886
Exponent Inc	510,926	40,199,658
First Advantage Corp (b)(c)	605,976	8,544,262
FiscalNote Holdings Inc Class A (b)(c)	779,303	472,880
Forrester Research Inc (b)	119,304	1,115,492
Franklin Covey Co (b)(c)	115,031	2,336,280
Heidrick & Struggles International Inc	202,966	7,919,733
HireQuest Inc	55,735	572,956
Huron Consulting Group Inc (b)	176,851	23,837,746
IBEX Holdings Ltd (b)	83,794	2,098,202
ICF International Inc	190,060	16,147,498
Innodata Inc (b)(c)	273,693	10,351,069
Insperity Inc	364,161	23,674,107
Kelly Services Inc Class A	329,291	3,803,311
Kforce Inc	186,503	7,124,415
Korn Ferry	519,320	32,042,044
Legalzoom.com Inc (b)	1,277,812	9,353,584
Maximus Inc	579,237	38,785,710
Mistras Group Inc (b)	209,044	1,906,481
NV5 Global Inc (b)	579,027	10,740,951
Planet Labs PBC Class A (b)	2,231,896	7,342,938
Resolute Holdings Management Inc	20,607	555,770
Resources Connection Inc	351,226	2,014,281
Spire Global Inc Class A (b)(c)	227,227	2,133,662
TriNet Group Inc	322,927	25,294,872
TrueBlue Inc (b)(c)	302,631	1,313,419
TTEC Holdings Inc (b)(c)	135,276	541,103
Upwork Inc (b)	1,261,797	16,592,631
Verra Mobility Corp Class A (b)	1,664,421	36,284,378
Willdan Group Inc (b)	129,525	5,077,380
		516,581,316
Trading Companies & Distributors - 2.2%
Alta Equipment Group Inc Class A	276,730	1,176,103
Applied Industrial Technologies Inc	388,005	94,393,856
BlueLinx Holdings Inc (b)	83,139	5,415,674
Boise Cascade Co	389,249	36,309,147
Custom Truck One Source Inc Class A (b)(c)	501,219	2,019,913
Distribution Solutions Group Inc (b)(c)	103,124	2,685,349
DNOW Inc (b)	1,065,988	16,917,230
DXP Enterprises Inc/TX (b)	123,889	10,959,221
EVI Industries Inc (c)	63,311	1,021,205
FTAI Aviation Ltd	1,026,698	109,969,623
GATX Corp	359,423	52,461,381
Global Industrial Co	141,995	3,646,432
GMS Inc (b)	393,667	28,840,044
H&E Equipment Services Inc (c)	325,146	29,201,362
Herc Holdings Inc	284,982	31,188,430
Hudson Technologies Inc (b)	454,282	3,039,147
Karat Packaging Inc	70,913	1,870,685
McGrath RentCorp	246,317	26,274,634
Mrc Global Inc (b)	850,993	9,914,068
Rush Enterprises Inc Class A	707,441	36,072,417
Rush Enterprises Inc Class B	4,622	267,336
Titan Machinery Inc (b)(c)	213,193	3,536,872
Transcat Inc (b)(c)	93,428	7,411,643
Willis Lease Finance Corp	28,548	4,416,947
Xometry Inc Class A (b)	443,515	11,371,725
		530,380,444
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	114,885	1,225,823
TOTAL INDUSTRIALS		4,077,615,832

Information Technology - 11.9%
Communications Equipment - 0.6%
ADTRAN Holdings Inc (b)	791,549	6,063,265
Applied Optoelectronics Inc (b)(c)	437,287	5,592,901
Aviat Networks Inc (b)(c)	120,779	2,120,879
Calix Inc (b)	602,045	24,629,662
Clearfield Inc (b)(c)	123,092	3,529,048
CommScope Holding Co Inc (b)	2,166,053	8,101,038
Digi International Inc (b)(c)	366,172	9,959,878
Extreme Networks Inc (b)	1,299,045	17,095,432
Harmonic Inc (b)	1,118,323	10,042,541
Netgear Inc (b)	280,667	6,769,688
NetScout Systems Inc (b)	695,823	14,626,199
Ribbon Communications Inc (b)(c)	908,373	2,915,877
Viasat Inc (b)(c)	1,254,111	11,625,609
Viavi Solutions Inc (b)	2,219,045	23,477,496
		146,549,513
Electronic Equipment, Instruments & Components - 2.7%
908 Devices Inc (b)(c)	246,499	1,338,489
Advanced Energy Industries Inc	378,616	36,880,985
Aeva Technologies Inc (b)(c)	195,006	1,386,493
Arlo Technologies Inc (b)	991,154	9,743,044
Badger Meter Inc	296,966	65,576,032
Bel Fuse Inc Class A	16,807	1,031,950
Bel Fuse Inc Class B	105,130	6,914,400
Belden Inc	409,219	42,194,571
Benchmark Electronics Inc	361,610	11,763,173
Climb Global Solutions Inc	42,182	4,445,983
CTS Corp	303,689	11,564,477
Daktronics Inc (b)(c)	412,523	5,234,917
ePlus Inc (b)	266,394	16,612,330
Evolv Technologies Holdings Inc Class A (b)(c)	1,343,774	5,899,168
FARO Technologies Inc (b)	190,822	5,612,075
Insight Enterprises Inc (b)	275,148	38,047,465
Itron Inc (b)	456,604	50,815,459
Kimball Electronics Inc (b)	246,761	3,538,553
Knowles Corp (b)	875,170	13,775,176
Lightwave Logic Inc (b)(c)	1,271,300	1,131,583
Methode Electronics Inc	368,199	2,308,608
MicroVision Inc (b)(c)	2,087,713	2,359,116
Mirion Technologies Inc Class A (b)	2,088,618	32,958,392
Napco Security Technologies Inc	359,096	8,205,344
nLight Inc (b)(c)	476,551	3,674,208
Novanta Inc (b)	362,538	43,091,267
OSI Systems Inc (b)	160,323	32,824,531
Ouster Inc Class A (b)(c)	487,649	3,623,232
PAR Technology Corp (b)(c)	339,754	19,841,634
PC Connection Inc	116,829	7,248,071
Plexus Corp (b)	270,347	33,098,583
Powerfleet Inc NJ (b)(c)	1,016,581	5,123,568
Richardson Electronics Ltd/United States	129,395	1,120,560
Rogers Corp (b)	191,505	11,836,924
Sanmina Corp (b)	542,068	41,625,402
ScanSource Inc (b)	236,312	7,795,933
SmartRent Inc Class A (b)(c)	1,878,143	1,790,058
TTM Technologies Inc (b)	1,018,356	20,387,487
Vishay Intertechnology Inc	1,268,285	16,475,022
Vishay Precision Group Inc (b)	123,689	3,084,804
		631,979,067
IT Services - 0.4%
Applied Digital Corp (b)(c)	2,008,600	9,119,044
ASGN Inc (b)	437,539	22,043,215
Backblaze Inc Class A (b)	470,261	2,069,148
BigBear.ai Holdings Inc (b)(c)	1,050,616	3,582,601
BigCommerce Holdings Inc (b)	720,767	3,733,573
Couchbase Inc (b)(c)	411,868	7,265,352
DigitalOcean Holdings Inc (b)	671,958	20,763,502
Fastly Inc Class A (b)	1,346,296	7,741,202
Grid Dynamics Holdings Inc (b)	627,349	8,883,262
Hackett Group Inc/The	250,070	6,386,788
Information Services Group Inc	366,625	1,422,505
Rackspace Technology Inc (b)	666,831	906,889
Tucows Inc Class A (b)(c)	80,061	1,301,792
Unisys Corp (b)	665,938	2,643,774
		97,862,647
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research Inc Class A (b)(c)	521,745	10,158,375
Aehr Test Systems (b)(c)	290,749	2,480,089
Alpha & Omega Semiconductor Ltd (b)	241,775	4,552,623
Ambarella Inc (b)	390,172	18,724,354
Axcelis Technologies Inc (b)	325,380	15,937,112
CEVA Inc (b)	235,006	6,159,507
Cohu Inc (b)	464,926	7,438,816
Credo Technology Group Holding Ltd (b)	1,417,194	61,010,202
Diodes Inc (b)	462,539	17,761,498
Everspin Technologies Inc (b)(c)	195,452	1,035,896
FormFactor Inc (b)	783,304	22,042,175
GCT Semiconductor Holding Inc Class A (b)(c)	73,534	102,212
Ichor Holdings Ltd (b)	335,002	6,626,340
Impinj Inc (b)	232,204	21,392,955
MaxLinear Inc Class A (b)	809,117	8,083,079
Navitas Semiconductor Corp Class A (b)(c)	1,325,066	2,557,377
NVE Corp	49,615	2,883,128
PDF Solutions Inc (b)	316,365	5,805,298
Penguin Solutions Inc (b)	526,270	8,983,429
Photronics Inc (b)	623,591	11,393,008
Power Integrations Inc	574,070	28,198,318
QuickLogic Corp (b)(c)	142,754	815,125
Rambus Inc (b)	1,079,837	52,685,247
Rigetti Computing Inc Class A (b)(c)	1,911,613	16,956,007
Semtech Corp (b)	748,725	23,397,656
Silicon Laboratories Inc (b)	324,296	33,000,361
SiTime Corp (b)	187,968	27,604,980
SkyWater Technology Inc (b)(c)	279,940	1,984,775
Synaptics Inc (b)	400,668	22,301,181
Ultra Clean Holdings Inc (b)	449,124	8,400,864
Veeco Instruments Inc (b)	561,849	10,506,576
		460,978,563
Software - 5.9%
8x8 Inc (b)	1,329,718	2,353,601
A10 Networks Inc	718,935	11,848,049
ACI Worldwide Inc (b)	1,064,873	56,821,623
Adeia Inc	1,098,685	13,524,812
Agilysys Inc (b)	228,526	16,990,908
Airship AI Holdings Inc Class A (b)(c)	85,495	332,575
Alarm.com Holdings Inc (b)	478,287	25,636,183
Alkami Technology Inc (b)	614,401	16,398,363
Amplitude Inc Class A (b)	796,389	7,318,815
Appian Corp Class A (b)(c)	407,856	12,663,929
Arteris Inc (b)	293,103	1,952,066
Asana Inc Class A (b)	812,095	13,107,213
AudioEye Inc (b)(c)	87,348	947,726
Aurora Innovation Inc Class A (b)(c)	9,704,191	70,258,343
AvePoint Inc Class A (b)	1,300,448	21,262,325
Bit Digital Inc (b)(c)	1,270,708	2,465,174
Blackbaud Inc (b)	398,011	24,095,586
BlackLine Inc (b)	590,177	27,874,060
Blend Labs Inc Class A (b)(c)	2,432,165	8,147,753
Box Inc Class A (b)	1,421,136	44,367,866
Braze Inc Class A (b)	668,225	20,801,844
C3.ai Inc Class A (b)(c)	1,140,145	25,094,591
Cerence Inc (b)(c)	430,555	3,900,828
Cipher Mining Inc (b)(c)	2,056,735	5,861,695
Cleanspark Inc (b)(c)	2,758,930	22,540,458
Clear Secure Inc Class A	899,425	22,197,809
Clearwater Analytics Holdings Inc Class A (b)	2,001,826	45,521,523
Commvault Systems Inc (b)	441,052	73,713,021
Consensus Cloud Solutions Inc (b)	180,472	3,584,174
Core Scientific Inc (b)(c)	1,802,008	14,596,265
CS Disco Inc (b)	284,817	1,062,367
Daily Journal Corp (b)(c)	14,164	5,367,873
Digimarc Corp (b)(c)	157,579	2,062,709
Digital Turbine Inc (b)(c)	991,169	2,973,507
Domo Inc Class B (b)	352,177	2,616,675
E2open Parent Holdings Inc Class A (b)	2,076,498	4,090,701
eGain Corp (b)	178,647	918,246
EverCommerce Inc (b)(c)	204,135	1,992,358
Freshworks Inc Class A (b)	2,093,051	30,914,363
I3 Verticals Inc Class A (b)	231,346	5,811,412
Intapp Inc (b)	538,669	29,228,180
InterDigital Inc	255,664	51,388,464
Jamf Holding Corp (b)	843,636	9,760,869
Kaltura Inc (b)	972,462	2,090,793
Life360 Inc (b)(c)	107,233	4,600,296
LiveRamp Holdings Inc (b)	650,022	17,004,576
MARA Holdings Inc (b)(c)	3,450,658	46,135,297
Meridianlink Inc (b)	329,378	5,569,782
Mitek Systems Inc (b)	455,047	3,767,789
N-able Inc/US (b)	737,296	5,205,310
NCR Voyix Corp (b)	1,470,710	12,603,985
NextNav Inc Class A (b)(c)	811,228	10,075,452
Olo Inc Class A (b)	1,078,622	6,687,456
ON24 Inc (b)(c)	268,217	1,255,256
OneSpan Inc	386,379	5,745,456
Ooma Inc (b)(c)	249,303	3,048,976
Pagaya Technologies Ltd Class A (b)(c)	366,039	4,011,787
PagerDuty Inc (b)	876,736	13,598,175
Porch Group Inc (b)	799,719	4,638,370
Progress Software Corp	435,594	26,118,216
PROS Holdings Inc (b)	462,789	7,904,436
Q2 Holdings Inc (b)	594,466	47,111,431
Qualys Inc (b)	375,397	47,191,157
Rapid7 Inc (b)	635,757	15,016,580
Red Violet Inc (c)	110,609	4,320,388
Rekor Systems Inc (b)(c)	782,522	821,647
ReposiTrak Inc (c)	117,036	2,527,978
Rimini Street Inc (b)	539,586	1,904,739
Riot Platforms Inc (b)(c)	3,107,211	22,496,208
Roadzen Inc (b)(c)	408,211	394,862
SEMrush Holdings Inc Class A (b)	376,899	3,874,522
Silvaco Group Inc (b)(c)	68,856	366,313
SoundHound AI Inc Class A (b)(c)	3,275,516	30,429,544
SoundThinking Inc (b)(c)	100,141	1,554,188
Sprinklr Inc Class A (b)	1,186,799	9,126,484
Sprout Social Inc Class A (b)	507,584	10,613,581
SPS Commerce Inc (b)	381,253	54,713,618
Telos Corp (b)(c)	557,035	1,520,706
Tenable Holdings Inc (b)	1,205,943	36,865,678
Terawulf Inc (b)(c)	2,713,772	7,544,286
Varonis Systems Inc (b)	1,114,014	47,724,360
Verint Systems Inc (b)	621,128	10,956,698
Vertex Inc Class A (b)	557,965	22,335,339
Viant Technology Inc Class A (b)	153,774	2,200,506
Weave Communications Inc (b)	405,028	4,293,297
Workiva Inc Class A (b)	517,003	38,914,816
Xperi Inc (b)	457,515	3,381,036
Yext Inc (b)	1,076,473	7,320,016
Zeta Global Holdings Corp Class A (b)	1,809,371	23,630,385
		1,403,578,673
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure Inc Class A (c)	248,939	2,735,840
Corsair Gaming Inc (b)	458,716	3,247,709
CPI Card Group Inc (b)	48,589	1,270,116
Diebold Nixdorf Inc (b)	256,414	11,366,833
Eastman Kodak Co (b)(c)	622,327	3,914,437
Immersion Corp	322,499	2,331,668
IonQ Inc (b)(c)	2,054,728	56,422,831
Turtle Beach Corp (b)	164,599	1,901,118
Xerox Holdings Corp (c)	1,085,486	4,786,993
		87,977,545
TOTAL INFORMATION TECHNOLOGY		2,828,926,008

Materials - 3.7%
Chemicals - 1.5%
AdvanSix Inc	260,772	5,585,736
American Vanguard Corp	274,000	1,156,280
Arq Inc (b)	292,476	1,108,484
ASP Isotopes Inc (b)(c)	556,773	2,939,761
Aspen Aerogels Inc (b)(c)	631,663	3,410,980
Avient Corp	914,461	30,460,696
Balchem Corp	325,904	51,020,272
Cabot Corp	536,287	42,119,981
Core Molding Technologies Inc (b)	75,294	1,158,022
Danimer Scientific Inc warrants 7/15/2025 (b)	286,623	143
Ecovyst Inc (b)(c)	1,171,109	7,003,232
Hawkins Inc	195,469	23,804,215
HB Fuller Co	554,241	29,951,184
Ingevity Corp (b)	367,517	12,120,711
Innospec Inc	251,918	22,541,623
Intrepid Potash Inc (b)	110,262	3,643,056
Koppers Holdings Inc	199,715	5,004,858
Kronos Worldwide Inc (c)	224,515	1,731,011
LSB Industries Inc (b)	536,237	3,421,192
Mativ Holdings Inc	473,316	2,418,645
Minerals Technologies Inc	318,513	16,432,086
Northern Technologies International Corp	82,149	612,010
Perimeter Solutions Inc	1,353,125	13,707,156
PureCycle Technologies Inc (b)(c)	1,246,633	8,364,907
Quaker Chemical Corp	140,543	14,889,125
Rayonier Advanced Materials Inc (b)	639,322	2,723,512
Sensient Technologies Corp	425,791	40,003,064
Stepan Co	216,588	10,950,689
Tronox Holdings PLC	1,219,339	6,596,624
Valhi Inc	24,413	420,880
		365,300,135
Construction Materials - 0.3%
Knife River Corp (b)	573,649	53,567,344
Smith-Midland Corp (b)(c)	45,489	1,364,215
United States Lime & Minerals Inc	106,042	9,915,987
		64,847,546
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	1,530,845	5,679,435
Greif Inc Class A	299,233	15,703,748
Greif Inc Class B	6,109	339,477
Myers Industries Inc	386,106	4,054,113
O-I Glass Inc (b)	1,566,275	19,829,042
Ranpak Holdings Corp Class A (b)(c)	454,088	1,866,301
TriMas Corp	412,063	9,910,115
		57,382,231
Metals & Mining - 1.6%
Alpha Metallurgical Resources Inc (b)	111,372	13,514,992
Carpenter Technology Corp	486,004	95,067,242
Century Aluminum Co (b)	534,646	8,773,541
Coeur Mining Inc (b)	6,321,687	35,085,363
Commercial Metals Co	1,150,130	51,226,790
Compass Minerals International Inc (b)(c)	349,718	4,700,210
Constellium SE (b)	1,309,405	13,238,085
Contango ORE Inc (b)(c)	106,395	1,495,914
Dakota Gold Corp (b)	700,213	1,890,575
Hecla Mining Co	6,044,293	34,573,356
Ivanhoe Electric Inc / US (b)(c)	848,262	5,344,051
Kaiser Aluminum Corp	161,907	10,436,525
Materion Corp (c)	207,169	17,197,099
Metallus Inc (b)(c)	419,238	5,303,361
Olympic Steel Inc	100,281	3,234,062
Perpetua Resources Corp (United States) (b)(c)	426,052	6,275,746
Piedmont Lithium Inc (b)(c)	186,035	1,391,541
Radius Recycling Inc Class A	265,803	7,796,002
Ramaco Resources Inc Class A (c)	250,040	2,520,404
Ramaco Resources Inc Class B	80,102	734,535
Ryerson Holding Corp (c)	273,066	6,384,283
SunCoke Energy Inc	844,600	7,652,076
Tredegar Corp (b)	257,562	2,001,257
Warrior Met Coal Inc	524,645	25,088,524
Worthington Steel Inc	329,370	8,451,634
		369,377,168
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	165,260	4,438,883
Sylvamo Corp	351,622	20,963,704
		25,402,587
TOTAL MATERIALS		882,309,667

Real Estate - 6.1%
Diversified REITs - 0.7%
Alexander & Baldwin Inc	747,606	12,843,871
Alpine Income Property Trust Inc	133,759	2,066,577
American Assets Trust Inc	500,066	9,366,236
Armada Hoffler Properties Inc Class A	841,444	5,696,576
Broadstone Net Lease Inc Class A	1,943,375	31,443,808
CTO Realty Growth Inc	299,219	5,466,731
Empire State Realty Trust Inc Class A	1,389,651	9,894,315
Essential Properties Realty Trust Inc	1,781,379	57,306,962
Gladstone Commercial Corp	452,753	6,397,400
Global Net Lease Inc	2,091,467	15,790,576
NexPoint Diversified Real Estate Trust	381,023	1,337,390
One Liberty Properties Inc	167,395	4,084,438
		161,694,880
Health Care REITs - 0.9%
American Healthcare REIT Inc	1,538,191	49,652,805
CareTrust REIT Inc	1,909,626	55,894,754
Community Healthcare Trust Inc	287,791	4,915,470
Diversified Healthcare Trust	2,223,758	5,025,693
Global Medical REIT Inc	666,652	5,159,886
LTC Properties Inc	460,318	16,511,607
National Health Investors Inc	445,800	33,733,686
Sabra Health Care REIT Inc	2,407,808	42,979,373
Strawberry Fields REIT Ltd	98,187	1,032,927
Universal Health Realty Income Trust	136,714	5,223,842
		220,130,043
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT Inc	2,333,493	27,465,213
Braemar Hotels & Resorts Inc	672,298	1,257,197
Chatham Lodging Trust	499,041	3,428,412
DiamondRock Hospitality Co	2,105,640	15,455,398
Pebblebrook Hotel Trust	1,211,740	10,966,247
RLJ Lodging Trust	1,556,205	10,908,997
Ryman Hospitality Properties Inc	594,877	52,319,432
Service Properties Trust	1,713,459	3,084,226
Summit Hotel Properties Inc	1,085,657	4,418,624
Sunstone Hotel Investors Inc	2,044,798	17,053,615
Xenia Hotels & Resorts Inc	1,041,612	11,124,416
		157,481,777
Industrial REITs - 0.3%
Industrial Logistics Properties Trust	668,964	1,752,686
LXP Industrial Trust	2,987,082	23,568,077
Plymouth Industrial REIT Inc	428,132	6,366,323
Terreno Realty Corp	1,001,185	56,396,751
		88,083,837
Office REITs - 0.6%
Brandywine Realty Trust	1,774,182	7,025,761
City Office Reit Inc	419,908	2,133,133
COPT Defense Properties	1,145,862	29,918,457
Douglas Emmett Inc	1,644,502	22,743,463
Easterly Government Properties Inc	422,243	8,516,641
Franklin Street Properties Corp	988,774	1,562,263
Hudson Pacific Properties Inc	1,412,438	2,895,498
JBG SMITH Properties	836,531	11,694,703
NET Lease Office Properties (b)	147,645	4,463,308
Orion Properties Inc	646,594	1,183,267
Paramount Group Inc	1,861,274	7,984,865
Peakstone Realty Trust	382,207	4,399,203
Piedmont Office Realty Trust Inc Class A1	1,276,297	7,542,915
Postal Realty Trust Inc Class A	243,376	3,222,298
SL Green Realty Corp	727,977	38,298,870
		153,584,645
Real Estate Management & Development - 0.6%
American Realty Investors Inc (b)	14,916	180,334
Anywhere Real Estate Inc (b)	1,009,048	3,491,306
Compass Inc Class A (b)	3,721,830	28,732,528
Cushman & Wakefield PLC (b)	2,318,940	21,728,468
eXp World Holdings Inc	840,047	7,694,831
Forestar Group Inc (b)	195,051	3,756,682
FRP Holdings Inc (b)	129,469	3,441,933
Kennedy-Wilson Holdings Inc	1,158,955	7,417,312
Marcus & Millichap Inc	237,235	7,211,944
Maui Land & Pineapple Co Inc (b)(c)	74,637	1,159,113
Newmark Group Inc Class A	1,331,826	14,636,768
Offerpad Solutions Inc Class A (b)(c)	100,456	111,506
Opendoor Technologies Inc Class A (b)(c)	6,503,602	4,931,681
RE/MAX Holdings Inc Class A (b)	180,580	1,381,437
Redfin Corp (b)	1,214,256	11,547,575
RMR Group Inc/The Class A	177,311	2,602,925
St Joe Co/The	363,931	15,401,560
Star Holdings (b)	130,790	881,525
Stratus Properties Inc (b)(c)	54,776	869,295
Tejon Ranch Co (b)	209,437	3,545,768
Transcontinental Realty Investors Inc (b)	11,501	330,769
		141,055,260
Residential REITs - 0.5%
Apartment Investment and Management Co Class A	1,391,395	11,005,934
BRT Apartments Corp	118,328	1,830,534
Centerspace	169,724	10,244,541
Clipper Realty Inc	133,505	480,618
Elme Communities	903,503	14,067,542
Independence Realty Trust Inc	2,288,557	44,466,663
NexPoint Residential Trust Inc	228,090	8,503,195
UMH Properties Inc	737,107	13,024,681
Veris Residential Inc	791,508	12,284,204
		115,907,912
Retail REITs - 1.3%
Acadia Realty Trust	1,193,147	22,789,108
Alexander's Inc	22,603	4,665,259
CBL & Associates Properties Inc	224,446	5,267,748
Curbline Properties Corp	961,573	22,010,406
FrontView REIT Inc	150,301	1,869,744
Getty Realty Corp	522,358	14,620,800
InvenTrust Properties Corp	785,154	21,874,390
Kite Realty Group Trust	2,210,755	47,862,847
Macerich Co/The	2,528,635	37,069,789
NETSTREIT Corp	845,835	13,761,735
Phillips Edison & Co Inc	1,246,046	43,237,797
Saul Centers Inc	106,290	3,475,683
SITE Centers Corp	492,973	5,836,800
Tanger Inc	1,092,004	34,409,046
Urban Edge Properties	1,282,073	23,167,059
Whitestone REIT	503,231	6,562,132
		308,480,343
Specialized REITs - 0.5%
Farmland Partners Inc	450,875	4,535,803
Four Corners Property Trust Inc	987,374	27,597,103
Gladstone Land Corp	360,992	3,584,650
Outfront Media Inc	1,466,884	22,193,955
PotlatchDeltic Corp	799,862	30,706,702
Safehold Inc	537,837	8,470,933
Uniti Group Inc	2,463,737	12,121,586
		109,210,732
TOTAL REAL ESTATE		1,455,629,429

Utilities - 3.0%
Electric Utilities - 0.9%
ALLETE Inc	583,018	38,181,849
Genie Energy Ltd Class B	127,189	1,878,581
Hawaiian Electric Industries Inc (b)	1,759,923	18,479,192
MGE Energy Inc	367,635	33,241,557
Otter Tail Corp	418,591	33,227,754
Portland General Electric Co	1,055,612	44,462,377
TXNM Energy Inc	908,817	48,349,064
		217,820,374
Gas Utilities - 1.0%
Chesapeake Utilities Corp (c)	228,310	30,061,578
New Jersey Resources Corp	1,008,000	49,331,520
Northwest Natural Holding Co	406,098	17,502,824
ONE Gas Inc	569,744	44,730,601
RGC Resources Inc	84,570	1,773,433
Southwest Gas Holdings Inc	616,902	44,546,493
Spire Inc	575,354	44,037,595
		231,984,044
Independent Power and Renewable Electricity Producers - 0.2%
Montauk Renewables Inc (b)(c)	665,507	1,397,565
Ormat Technologies Inc	583,934	42,393,608
Sunnova Energy International Inc (b)(c)	277,616	52,331
		43,843,504
Multi-Utilities - 0.5%
Avista Corp	804,252	33,352,330
Black Hills Corp	726,176	44,224,119
Northwestern Energy Group Inc	625,562	36,426,475
Unitil Corp	159,165	9,336,619
		123,339,543
Water Utilities - 0.4%
American States Water Co	382,638	31,035,769
Cadiz Inc (b)(c)	434,985	1,235,357
California Water Service Group	604,823	30,634,285
Consolidated Water Co Ltd	153,264	3,561,855
Global Water Resources Inc	114,987	1,199,314
Middlesex Water Co	180,932	11,420,428
Pure Cycle Corp (b)	204,086	2,020,451
SJW Group	341,570	19,380,682
York Water Co/The	143,425	5,048,560
		105,536,701
TOTAL UTILITIES		722,524,166

TOTAL UNITED STATES		22,826,880,864
TOTAL COMMON STOCKS (Cost $22,567,423,001)		23,534,892,156

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	51,838,242	51,848,609
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	2,048,405,272	2,048,610,113
TOTAL MONEY MARKET FUNDS (Cost $2,100,440,760)			2,100,458,722

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $8,033,632)	4.25	8,060,000	8,033,547

TOTAL INVESTMENT IN SECURITIES - 108.2% (Cost $24,675,897,393)	25,643,384,425
NET OTHER ASSETS (LIABILITIES) - (8.2)%	(1,934,353,510)
NET ASSETS - 100.0%	23,709,030,915

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1,542	Jun 2025	151,871,580	7,785,046	7,785,046

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,231,117 or 0.1% of net assets.

(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,033,547.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	158,694,779	3,047,563,387	3,154,408,009	6,655,350	(1,547)	(1)	51,848,609	51,838,242	0.1%
Fidelity Securities Lending Cash Central Fund	3,076,083,364	6,282,869,458	7,310,342,709	27,899,329	-	-	2,048,610,113	2,048,405,272	6.8%
Total	3,234,778,143	9,330,432,845	10,464,750,718	34,554,679	(1,547)	(1)	2,100,458,722

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	604,120,807	604,120,807	-	-
Consumer Discretionary	2,135,586,324	2,135,586,324	-	-
Consumer Staples	781,517,946	781,517,946	-	-
Energy	1,064,276,659	1,064,276,659	-	-
Financials	4,663,184,714	4,663,184,714	-	-
Health Care	4,030,104,586	4,029,512,901	83,703	507,982
Industrials	4,139,417,008	4,139,417,008	-	-
Information Technology	2,956,521,475	2,956,521,475	-	-
Materials	932,024,706	932,024,706	-	-
Real Estate	1,460,130,566	1,460,130,566	-	-
Utilities	768,007,365	768,007,365	-	-

U.S. Treasury Obligations	8,033,547	-	8,033,547	-

Money Market Funds	2,100,458,722	2,100,458,722	-	-
Total Investments in Securities:	25,643,384,425	25,634,759,193	8,117,250	507,982
Derivative Instruments:

Assets
Futures Contracts	7,785,046	7,785,046	-	-
Total Assets	7,785,046	7,785,046	-	-
Total Derivative Instruments:	7,785,046	7,785,046	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,785,046	0
Total Equity Risk	7,785,046	0
Total Value of Derivatives	7,785,046	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $1,951,887,045) - See accompanying schedule:
Unaffiliated issuers (cost $22,575,456,633)	$23,542,925,703
Fidelity Central Funds (cost $2,100,440,760)	2,100,458,722

Total Investment in Securities (cost $24,675,897,393)		$25,643,384,425
Segregated cash with brokers for derivative instruments		6,079,286
Cash		78,007,833
Receivable for investments sold		72,318
Receivable for fund shares sold		48,256,585
Dividends receivable		7,456,055
Distributions receivable from Fidelity Central Funds		1,942,197
Other receivables		567,032
Total assets		25,785,765,731
Liabilities
Payable for investments purchased	$1,464,005
Payable for fund shares redeemed	24,936,654
Accrued management fee	476,555
Payable for daily variation margin on futures contracts	1,042,214
Other payables and accrued expenses	249,204
Collateral on securities loaned	2,048,566,184
Total liabilities		2,076,734,816
Net Assets		$23,709,030,915
Net Assets consist of:
Paid in capital		$23,616,856,185
Total accumulated earnings (loss)		92,174,730
Net Assets		$23,709,030,915
Net Asset Value, offering price and redemption price per share ($23,709,030,915 ÷ 968,247,877 shares)		$24.49
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$323,305,268
Interest		668,651
Income from Fidelity Central Funds (including $27,899,329 from security lending)		34,554,679
Total income		358,528,598
Expenses
Management fee	$6,547,695
Independent trustees' fees and expenses	68,756
Total expenses before reductions	6,616,451
Expense reductions	(144,882)
Total expenses after reductions		6,471,569
Net Investment income (loss)		352,057,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(410,767,694)
Redemptions in-kind	1,159,757,440
Fidelity Central Funds	(1,547)
Futures contracts	(10,174,317)
Total net realized gain (loss)		738,813,882
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(686,552,145)
Fidelity Central Funds	(1)
Futures contracts	11,241,052
Total change in net unrealized appreciation (depreciation)		(675,311,094)
Net gain (loss)		63,502,788
Net increase (decrease) in net assets resulting from operations		$415,559,817
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$352,057,029	$355,931,686
Net realized gain (loss)	738,813,882	825,551,770
Change in net unrealized appreciation (depreciation)	(675,311,094)	1,675,812,388
Net increase (decrease) in net assets resulting from operations	415,559,817	2,857,295,844
Distributions to shareholders	(278,049,075)	(351,836,326)

Share transactions
Proceeds from sales of shares	8,750,894,161	9,150,147,971
Reinvestment of distributions	259,756,111	330,800,870
Cost of shares redeemed	(10,132,967,902)	(7,024,608,776)

Net increase (decrease) in net assets resulting from share transactions	(1,122,317,630)	2,456,340,065
Total increase (decrease) in net assets	(984,806,888)	4,961,799,583

Net Assets
Beginning of period	24,693,837,803	19,732,038,220
End of period	$23,709,030,915	$24,693,837,803

Other Information
Shares
Sold	329,894,759	389,301,408
Issued in reinvestment of distributions	9,448,104	13,753,145
Redeemed	(379,336,707)	(295,232,558)
Net increase (decrease)	(39,993,844)	107,821,995

Financial Highlights
Fidelity® Small Cap Index Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.49	$21.91	$22.98	$28.75	$16.60
Income from Investment Operations
Net investment income (loss) A,B	.36	.37	.38	.30	.25
Net realized and unrealized gain (loss)	(.08)	2.57	(1.18)	(4.99)	12.13
Total from investment operations	.28	2.94	(.80)	(4.69)	12.38
Distributions from net investment income	(.28)	(.36)	(.27)	(.35)	(.23)
Distributions from net realized gain	-	-	-	(.73)	-
Total distributions	(.28)	(.36)	(.27)	(1.08)	(.23)
Net asset value, end of period	$24.49	$24.49	$21.91	$22.98	$28.75
Total Return C	1.03%	13.45%	(3.46)%	(16.89)%	74.95%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.02% F	.03%	.03%	.02% F	.03%
Expenses net of fee waivers, if any	.02 % F	.03%	.03%	.02% F	.03%
Expenses net of all reductions, if any	.02% F	.02%	.02%	.02% F	.03%
Net investment income (loss)	1.33%	1.56%	1.69%	1.10%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$23,709,031	$24,693,838	$19,732,038	$18,704,544	$21,215,363
Portfolio turnover rate G	14 % H	9% H	9% H	24% H	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$196,573
Fidelity Small Cap Index Fund	$164,215

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term capital gain dividends, foreign currency transactions, certain corporate actions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to excise tax regulations and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Mid Cap Index Fund	31,289,905,382	10,458,989,201	(3,279,311,571)	7,179,677,630
Fidelity Small Cap Index Fund	24,991,860,436	6,014,696,304	(5,363,172,315)	651,523,989

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Mid Cap Index Fund	103,692,758	-	7,179,677,630
Fidelity Small Cap Index Fund	-	(559,349,260)	651,523,989

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Fidelity Small Cap Index Fund	(42,399,498)	(516,949,762)	(559,349,260)

Certain of the Funds intends to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to April 30, 2025. Loss deferrals were as follows:
Capital losses ($)
Fidelity Mid Cap Index Fund	(278,534,097)

The tax character of distributions paid was as follows:

April 30, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Index Fund	422,763,674	415,088,948	837,852,622
Fidelity Small Cap Index Fund	278,049,075	-	278,049,075

April 30, 2024
	Ordinary Income ($)	Total ($)
Fidelity Mid Cap Index Fund	428,689,183	428,689,183
Fidelity Small Cap Index Fund	351,836,326	351,836,326

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	9,017,768,437	5,530,165,251
Fidelity Small Cap Index Fund	5,290,391,527	3,454,279,697

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	21,522,538	389,803,000	697,729,194
Fidelity Small Cap Index Fund	77,663,346	1,159,757,440	2,021,491,295

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	40,076,242	704,168,743	1,127,161,154
Fidelity Small Cap Index Fund	58,645,764	807,052,186	1,432,697,305
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Small Cap Index Fund	Borrower	39,380,000	4.83%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Index Fund	27,984	7,927	(431)
Fidelity Small Cap Index Fund	4,109,618	17,292,404	(5,987,604)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Index Fund	393,509	29,741	1,706,784
Fidelity Small Cap Index Fund	3,012,714	189,177	1,836,226

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid Cap Index Fund	74,252,041
Fidelity Small Cap Index Fund	9,814,694
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Index Fund	29,328
Fidelity Small Cap Index Fund	144,882
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$495,136,039
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Index Fund
June, 2024 December, 2024	96% 73%
Fidelity Small Cap Index Fund
June, 2024 December, 2024	97% 68%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Index Fund
June, 2024 December, 2024	97.47% 80.32%
Fidelity Small Cap Index Fund
June, 2024 December, 2024	97.93% 78.91%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Index Fund
June, 2024 December, 2024	2.43% 18.84%
Fidelity Small Cap Index Fund
June, 2024 December, 2024	2.08% 21.09%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Mid Cap Index Fund	$5,096,612
Fidelity Small Cap Index Fund	$8,433,287

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.929320.113
MCX-I-SCX-I-ANN-0625
Fidelity® Large Cap Value Index Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Large Cap Value Index Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	103,731	5,918,891
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	74,637	817,275
Liberty Global Ltd Class C (b)	57,318	649,986

TOTAL BELGIUM		1,467,261
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	22,489	5,440,764
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	164,885	2,654,649
CANADA - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	79,337	7,989,236
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	60,958	1,734,865
TOTAL CANADA		9,724,101
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	27,482	666,438
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	17,754	913,087
IRELAND - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Accenture PLC Class A	274,454	82,102,914
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	53,847	1,026,862
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	27,111	2,586,932
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	184,256	5,190,492
UNITED STATES - 98.6%
Communication Services - 4.5%
Diversified Telecommunication Services - 1.6%
AT&T Inc	3,133,876	86,808,365
Frontier Communications Parent Inc (b)	106,426	3,857,943
Iridium Communications Inc	44,619	1,076,656
Verizon Communications Inc	1,846,460	81,355,028
		173,097,992
Entertainment - 1.3%
Electronic Arts Inc	115,753	16,794,603
Liberty Media Corp-Liberty Formula One Class A (b)	5,258	423,532
Liberty Media Corp-Liberty Formula One Class C (b)	59,330	5,260,791
Liberty Media Corp-Liberty Live Class A (b)	6,929	484,891
Liberty Media Corp-Liberty Live Class C (b)	20,265	1,449,151
Madison Square Garden Sports Corp Class A (b)	6,881	1,325,074
Playtika Holding Corp	42,951	226,352
Roku Inc Class A (b)	48,009	3,273,254
Take-Two Interactive Software Inc (b)	75,598	17,638,525
TKO Group Holdings Inc Class A	29,385	4,787,110
Walt Disney Co/The	791,842	72,018,030
Warner Bros Discovery Inc (b)	1,073,805	9,309,889
		132,991,202
Interactive Media & Services - 0.1%
Angi Inc Class A (b)	17,711	202,967
IAC Inc Class A (b)	33,951	1,186,248
Match Group Inc	109,303	3,241,927
TripAdvisor Inc Class A (b)	44,730	556,889
Trump Media & Technology Group Corp (b)(c)	14,045	344,664
ZoomInfo Technologies Inc (b)	124,834	1,068,579
		6,601,274
Media - 1.0%
Charter Communications Inc Class A (b)	40,253	15,773,541
Comcast Corp Class A	1,642,617	56,177,501
Fox Corp Class A	97,473	4,853,181
Fox Corp Class B	52,840	2,443,321
Interpublic Group of Cos Inc/The	167,420	4,205,590
Liberty Broadband Corp Class A (b)	4,790	426,549
Liberty Broadband Corp Class C (b)	36,363	3,286,852
New York Times Co/The Class A	70,316	3,660,651
News Corp Class A	167,443	4,541,054
News Corp Class B	49,449	1,553,688
Nexstar Media Group Inc	7,789	1,165,702
Omnicom Group Inc	85,885	6,541,002
Paramount Global Class A (c)	4,828	109,402
Paramount Global Class B (c)	273,818	3,214,624
Sirius XM Holdings Inc	99,591	2,133,239
		110,085,897
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	205,600	50,772,920
TOTAL COMMUNICATION SERVICES		473,549,285

Consumer Discretionary - 5.8%
Automobile Components - 0.1%
BorgWarner Inc	100,497	2,852,105
Gentex Corp	102,979	2,242,883
Lear Corp	24,709	2,118,797
QuantumScape Corp Class A (b)(c)	181,862	711,080
		7,924,865
Automobiles - 0.4%
Ford Motor Co	1,720,654	17,223,747
General Motors Co	431,501	19,521,105
Harley-Davidson Inc	49,614	1,112,346
Lucid Group Inc Class A (b)(c)	458,903	1,151,847
Rivian Automotive Inc Class A (b)(c)	372,381	5,086,724
Thor Industries Inc (c)	22,217	1,608,955
		45,704,724
Broadline Retail - 0.2%
Dillard's Inc Class A (c)	1,307	453,084
eBay Inc	208,672	14,223,084
Etsy Inc (b)	17,114	744,117
Kohl's Corp (c)	63,337	424,357
Macy's Inc	127,754	1,458,951
Nordstrom Inc (c)	40,658	981,484
Ollie's Bargain Outlet Holdings Inc (b)	26,623	2,824,967
		21,110,044
Distributors - 0.1%
Genuine Parts Co	61,268	7,202,053
LKQ Corp	113,833	4,349,559
		11,551,612
Diversified Consumer Services - 0.1%
ADT Inc	160,062	1,283,697
Bright Horizons Family Solutions Inc (b)	21,142	2,651,630
Grand Canyon Education Inc (b)	7,993	1,425,711
H&R Block Inc (c)	47,624	2,875,061
Service Corp International/US	61,196	4,889,561
		13,125,660
Hotels, Restaurants & Leisure - 2.1%
Aramark	113,979	3,810,318
Booking Holdings Inc	874	4,456,771
Boyd Gaming Corp	27,033	1,869,062
Caesars Entertainment Inc (b)	94,274	2,551,054
Carnival Corp (b)	447,403	8,205,371
Choice Hotels International Inc (c)	1,448	182,607
Darden Restaurants Inc	23,888	4,792,888
Domino's Pizza Inc	9,974	4,890,950
DoorDash Inc Class A (b)	19,592	3,779,101
Dutch Bros Inc Class A (b)	28,585	1,707,668
Hilton Worldwide Holdings Inc	50,338	11,350,212
Hyatt Hotels Corp Class A (c)	15,129	1,704,736
Marriott International Inc/MD Class A1	98,959	23,609,638
Marriott Vacations Worldwide Corp	15,263	836,565
McDonald's Corp	294,675	94,192,865
MGM Resorts International (b)	100,394	3,158,395
Penn Entertainment Inc (b)	67,325	1,024,687
Planet Fitness Inc Class A (b)	16,243	1,536,425
Royal Caribbean Cruises Ltd	67,303	14,464,088
Starbucks Corp	111,265	8,906,763
Travel + Leisure Co	28,123	1,235,443
Vail Resorts Inc	2,758	383,914
Wendy's Co/The (c)	38,142	476,775
Wyndham Hotels & Resorts Inc	30,120	2,569,236
Wynn Resorts Ltd	40,445	3,248,138
Yum! Brands Inc	75,516	11,360,627
		216,304,297
Household Durables - 0.7%
DR Horton Inc	124,342	15,709,368
Garmin Ltd	67,364	12,588,311
Leggett & Platt Inc	80,199	771,513
Lennar Corp Class A	98,077	10,652,143
Lennar Corp Class B (c)	8,867	916,582
Mohawk Industries Inc (b)	22,906	2,436,053
Newell Brands Inc	196,196	937,817
NVR Inc (b)	1,204	8,579,403
PulteGroup Inc	88,951	9,124,594
SharkNinja Inc (b)	23,183	1,866,232
Toll Brothers Inc	43,899	4,428,092
TopBuild Corp (b)	12,079	3,572,485
Whirlpool Corp	24,727	1,886,176
		73,468,769
Leisure Products - 0.1%
Brunswick Corp/DE	33,580	1,546,359
Hasbro Inc	7,850	485,914
Mattel Inc (b)	147,784	2,348,288
Polaris Inc (c)	28,347	962,664
YETI Holdings Inc (b)	26,106	745,326
		6,088,551
Specialty Retail - 1.7%
Advance Auto Parts Inc	30,002	981,665
AutoNation Inc (b)	11,102	1,933,413
AutoZone Inc (b)	612	2,302,711
Bath & Body Works Inc	95,939	2,927,099
Best Buy Co Inc	93,993	6,268,393
CarMax Inc (b)	63,181	4,085,915
Carvana Co Class A (b)	30,776	7,520,116
Dick's Sporting Goods Inc	22,478	4,220,020
Five Below Inc (b)	5,574	423,011
Floor & Decor Holdings Inc Class A (b)	29,511	2,108,266
GameStop Corp Class A (b)(c)	171,717	4,784,036
Gap Inc/The	88,948	1,947,961
Home Depot Inc/The	87,637	31,592,262
Lithia Motors Inc Class A	11,449	3,351,809
Lowe's Cos Inc	247,043	55,228,933
O'Reilly Automotive Inc (b)	1,855	2,625,196
Penske Automotive Group Inc	8,063	1,255,167
Restoration Hardware Inc (b)	5,696	1,048,235
Ross Stores Inc	109,459	15,214,801
TJX Cos Inc/The	201,119	25,879,993
Ulta Beauty Inc (b)	2,773	1,097,110
Wayfair Inc Class A (b)(c)	46,568	1,404,491
Williams-Sonoma Inc	21,904	3,383,511
		181,584,114
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	59,384	893,135
Carter's Inc	19,741	652,440
Columbia Sportswear Co (c)	14,826	921,732
Crocs Inc (b)	21,644	2,086,914
NIKE Inc Class B	203,337	11,468,208
PVH Corp	27,286	1,882,188
Ralph Lauren Corp Class A	17,680	3,977,116
Skechers USA Inc Class A (b)	54,554	2,619,683
Tapestry Inc	102,302	7,227,637
Under Armour Inc Class A (b)(c)	100,305	573,745
Under Armour Inc Class C (b)	83,483	454,147
VF Corp	12,478	148,239
		32,905,184
TOTAL CONSUMER DISCRETIONARY		609,767,820

Consumer Staples - 8.5%
Beverages - 1.1%
Boston Beer Co Inc/The Class A (b)	3,013	740,595
Brown-Forman Corp Class A	30,139	1,043,111
Brown-Forman Corp Class B (c)	71,095	2,476,950
Coca-Cola Co/The	723,612	52,498,051
Coca-Cola Consolidated Inc	2,576	3,492,567
Constellation Brands Inc Class A	69,910	13,110,921
Keurig Dr Pepper Inc	523,024	18,091,400
Molson Coors Beverage Co Class B	74,959	4,312,391
Monster Beverage Corp (b)	61,191	3,678,803
PepsiCo Inc	127,968	17,349,901
		116,794,690
Consumer Staples Distribution & Retail - 2.7%
Albertsons Cos Inc Class A	182,383	4,008,778
BJ's Wholesale Club Holdings Inc (b)	57,110	6,713,852
Casey's General Stores Inc	13,195	6,103,875
Dollar General Corp	96,954	9,083,620
Dollar Tree Inc (b)	89,096	7,285,380
Grocery Outlet Holding Corp (b)(c)	42,469	713,055
Kroger Co/The	288,746	20,850,349
Maplebear Inc (b)	72,976	2,911,013
Performance Food Group Co (b)	56,549	4,561,242
Sysco Corp	80,388	5,739,703
Target Corp	203,852	19,712,488
US Foods Holding Corp (b)	93,334	6,128,310
Walgreens Boots Alliance Inc	320,429	3,515,106
Walmart Inc	1,895,586	184,345,739
		281,672,510
Food Products - 1.4%
Archer-Daniels-Midland Co	209,135	9,986,196
Bunge Global SA	58,280	4,587,802
Conagra Brands Inc	213,810	5,283,245
Darling Ingredients Inc (b)	69,415	2,234,469
Flowers Foods Inc	81,834	1,439,460
Freshpet Inc (b)	13,973	1,027,574
General Mills Inc	241,610	13,708,951
Hershey Co/The	54,951	9,187,258
Hormel Foods Corp	127,218	3,803,818
Ingredion Inc	27,710	3,680,442
JM Smucker Co	45,563	5,297,610
Kellanova	111,677	9,243,505
Kraft Heinz Co/The	396,530	11,539,023
Lamb Weston Holdings Inc	43,228	2,282,871
McCormick & Co Inc/MD	110,017	8,433,903
Mondelez International Inc	586,008	39,924,726
Pilgrim's Pride Corp	14,600	796,868
Post Holdings Inc (b)	21,270	2,407,126
Seaboard Corp	109	281,872
Smithfield Foods Inc	9,135	202,888
The Campbell's Company	83,860	3,057,536
Tyson Foods Inc Class A	122,909	7,526,947
		145,934,090
Household Products - 1.6%
Church & Dwight Co Inc	106,939	10,623,320
Colgate-Palmolive Co	160,508	14,797,233
Kimberly-Clark Corp	85,488	11,265,609
Procter & Gamble Co/The	803,250	130,584,353
Reynolds Consumer Products Inc	24,235	557,404
Spectrum Brands Holdings Inc	11,528	727,417
		168,555,336
Personal Care Products - 0.2%
BellRing Brands Inc (b)	59,550	4,593,687
Coty Inc Class A (b)	245,726	1,240,916
Estee Lauder Cos Inc/The Class A	10,301	617,648
Kenvue Inc	866,493	20,449,235
		26,901,486
Tobacco - 1.5%
Altria Group Inc	739,296	43,729,358
Philip Morris International Inc	678,787	116,316,941
		160,046,299
TOTAL CONSUMER STAPLES		899,904,411

Energy - 6.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	433,824	15,357,370
Halliburton Co	389,992	7,729,641
NOV Inc	169,180	1,964,180
Schlumberger NV	609,283	20,258,660
		45,309,851
Oil, Gas & Consumable Fuels - 5.9%
Antero Midstream Corp	89,178	1,475,895
Antero Resources Corp (b)	127,391	4,437,029
APA Corp	159,886	2,484,628
Cheniere Energy Inc	47,096	10,884,357
Chevron Corp	715,562	97,359,366
Chord Energy Corp	26,895	2,426,736
Civitas Resources Inc	34,222	932,549
ConocoPhillips	566,217	50,461,259
Coterra Energy Inc	320,041	7,860,207
Devon Energy Corp	273,753	8,324,829
Diamondback Energy Inc	82,787	10,928,712
DT Midstream Inc	43,610	4,238,892
EOG Resources Inc	244,434	26,968,403
EQT Corp	241,724	11,950,835
Expand Energy Corp	101,181	10,512,706
Exxon Mobil Corp	1,921,387	202,956,109
Hess Corp	42,031	5,424,101
HF Sinclair Corp	70,884	2,131,482
Kinder Morgan Inc	842,995	22,170,769
Marathon Petroleum Corp	140,916	19,363,268
Matador Resources Co	47,432	1,875,461
New Fortress Energy Inc Class A (c)	25,115	136,373
Occidental Petroleum Corp	300,140	11,828,517
ONEOK Inc	269,888	22,173,998
Ovintiv Inc	113,916	3,825,299
Permian Resources Corp Class A	224,925	2,654,115
Phillips 66	181,780	18,916,027
Range Resources Corp	104,006	3,528,924
Valero Energy Corp	138,670	16,098,200
Viper Energy Inc Class A	38,455	1,550,890
Williams Cos Inc/The	529,414	31,007,778
		616,887,714
TOTAL ENERGY		662,197,565

Financials - 23.3%
Banks - 7.2%
Bank of America Corp	2,911,300	116,102,644
Bank OZK	46,411	1,977,109
BOK Financial Corp	8,176	761,758
Citigroup Inc	828,890	56,679,498
Citizens Financial Group Inc	192,759	7,110,880
Columbia Banking System Inc	90,802	2,035,781
Comerica Inc	58,217	3,129,164
Commerce Bancshares Inc/MO	51,016	3,098,712
Cullen/Frost Bankers Inc	25,384	2,956,474
East West Bancorp Inc	60,465	5,172,781
Fifth Third Bancorp	296,234	10,646,650
First Citizens BancShares Inc/NC Class A	4,960	8,824,534
First Hawaiian Inc	52,847	1,208,082
First Horizon Corp	228,724	4,135,330
FNB Corp/PA	155,305	2,032,942
Huntington Bancshares Inc/OH	633,043	9,198,115
JPMorgan Chase & Co	1,227,536	300,279,857
KeyCorp	421,877	6,260,655
M&T Bank Corp	71,694	12,170,773
Pinnacle Financial Partners Inc	33,038	3,311,729
PNC Financial Services Group Inc/The	173,475	27,875,698
Prosperity Bancshares Inc	38,629	2,622,909
Regions Financial Corp	398,548	8,134,365
Synovus Financial Corp	61,450	2,662,014
TFS Financial Corp (c)	21,842	283,072
Truist Financial Corp	584,186	22,397,691
US Bancorp	685,038	27,634,433
Webster Financial Corp	75,082	3,551,379
Wells Fargo & Co	1,438,175	102,124,807
Western Alliance Bancorp	46,856	3,266,332
Wintrust Financial Corp	27,924	3,104,311
Zions Bancorp NA	63,156	2,840,125
		763,590,604
Capital Markets - 5.3%
Affiliated Managers Group Inc	12,993	2,152,031
Ameriprise Financial Inc	3,541	1,667,881
Bank of New York Mellon Corp/The	310,776	24,989,498
Blackrock Inc	64,675	59,129,766
Carlyle Group Inc/The	97,848	3,780,847
Cboe Global Markets Inc	45,740	10,145,132
Charles Schwab Corp/The	652,539	53,116,675
CME Group Inc Class A	156,779	43,440,325
Coinbase Global Inc Class A (b)	14,549	2,951,847
Evercore Inc Class A	16,059	3,296,752
FactSet Research Systems Inc	10,772	4,655,874
Franklin Resources Inc	151,978	2,851,107
Goldman Sachs Group Inc/The	96,712	52,954,656
Houlihan Lokey Inc Class A	21,037	3,409,677
Interactive Brokers Group Inc Class A	46,259	7,949,609
Intercontinental Exchange Inc	247,700	41,606,169
Invesco Ltd	166,242	2,315,751
Janus Henderson Group PLC	55,656	1,848,336
Jefferies Financial Group Inc	55,131	2,576,272
KKR & Co Inc Class A	210,545	24,058,977
Lazard Inc	3,787	147,313
MarketAxess Holdings Inc	16,178	3,584,883
Morgan Stanley	472,461	54,531,449
MSCI Inc	13,902	7,578,119
Nasdaq Inc	178,651	13,614,993
Northern Trust Corp	83,635	7,860,017
Raymond James Financial Inc	88,449	12,121,051
Robinhood Markets Inc Class A (b)	293,891	14,432,987
S&P Global Inc	136,720	68,366,836
SEI Investments Co	43,375	3,395,829
State Street Corp	127,105	11,197,951
Stifel Financial Corp	43,629	3,738,569
T Rowe Price Group Inc	97,674	8,649,033
TPG Inc Class A (c)	29,686	1,378,914
Tradeweb Markets Inc Class A	29,913	4,136,968
Virtu Financial Inc Class A	33,757	1,321,586
		564,953,680
Consumer Finance - 1.1%
Ally Financial Inc	105,645	3,450,366
American Express Co	151,207	40,283,057
Capital One Financial Corp	166,038	29,930,010
Credit Acceptance Corp (b)(c)	571	278,316
Discover Financial Services	109,113	19,931,672
OneMain Holdings Inc	49,291	2,320,127
SLM Corp	91,447	2,643,733
SoFi Technologies Inc Class A (b)	394,410	4,934,069
Synchrony Financial	169,185	8,789,161
		112,560,511
Financial Services - 5.3%
Affirm Holdings Inc Class A (b)	114,365	5,690,802
Apollo Global Management Inc	57,787	7,886,770
Berkshire Hathaway Inc Class B (b)	799,896	426,544,542
Block Inc Class A (b)	142,331	8,322,094
Corebridge Financial Inc	124,652	3,693,439
Euronet Worldwide Inc (b)	18,077	1,791,431
Fidelity National Information Services Inc	233,649	18,430,233
Fiserv Inc (b)	168,056	31,018,096
Global Payments Inc	111,734	8,526,422
Jack Henry & Associates Inc	31,794	5,514,033
MGIC Investment Corp	107,480	2,677,327
PayPal Holdings Inc (b)	440,549	29,005,746
Rocket Cos Inc Class A (c)	64,266	829,674
UWM Holdings Corp Class A	38,056	178,863
Voya Financial Inc	42,107	2,492,734
Western Union Co/The	122,586	1,214,827
WEX Inc (b)(c)	15,898	2,072,622
		555,889,655
Insurance - 4.3%
AFLAC Inc	240,591	26,147,430
Allstate Corp/The	97,480	19,339,057
American Financial Group Inc/OH	31,495	3,989,157
American International Group Inc	275,337	22,445,472
Aon PLC	85,556	30,354,413
Arch Capital Group Ltd	157,099	14,245,737
Arthur J Gallagher & Co	99,825	32,012,879
Assurant Inc	22,481	4,332,988
Assured Guaranty Ltd	21,186	1,858,648
Axis Capital Holdings Ltd	31,703	3,053,633
Brighthouse Financial Inc (b)	25,562	1,488,219
Brown & Brown Inc	56,252	6,221,471
Chubb Ltd	176,682	50,545,187
Cincinnati Financial Corp	66,866	9,308,416
CNA Financial Corp	8,906	428,912
Everest Group Ltd	15,642	5,612,819
Fidelity National Financial Inc/US	114,558	7,337,440
First American Financial Corp	45,329	2,756,456
Globe Life Inc	35,440	4,371,170
Hanover Insurance Group Inc/The	15,586	2,588,835
Hartford Insurance Group Inc/The	126,472	15,514,320
Kemper Corp	26,463	1,564,493
Lincoln National Corp	72,729	2,317,873
Loews Corp	77,345	6,715,866
Markel Group Inc (b)	4,164	7,572,650
Marsh & McLennan Cos Inc	186,064	41,951,850
MetLife Inc	254,670	19,194,478
Old Republic International Corp	98,791	3,714,542
Primerica Inc	14,373	3,766,732
Principal Financial Group Inc	101,590	7,532,899
Progressive Corp/The	40,124	11,304,536
Prudential Financial Inc	159,301	16,361,806
Reinsurance Group of America Inc	29,161	5,462,147
RLI Corp	33,974	2,514,416
The Travelers Companies, Inc.	99,022	26,154,681
Unum Group	78,259	6,077,594
W R Berkley Corp	126,105	9,040,467
White Mountains Insurance Group Ltd	1,070	1,891,172
Willis Towers Watson PLC	44,109	13,576,750
		450,667,611
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	377,702	3,335,109
Annaly Capital Management Inc	245,948	4,820,581
Rithm Capital Corp	201,877	2,256,984
Starwood Property Trust Inc	139,043	2,668,235
		13,080,909
TOTAL FINANCIALS		2,460,742,970

Health Care - 14.2%
Biotechnology - 2.3%
AbbVie Inc	442,571	86,345,603
Alnylam Pharmaceuticals Inc (b)	6,802	1,790,558
Amgen Inc	53,774	15,643,932
Biogen Inc (b)	39,665	4,802,638
BioMarin Pharmaceutical Inc (b)	89,892	5,725,221
Exact Sciences Corp (b)	51,939	2,370,496
Exelixis Inc (b)	24,281	950,601
Gilead Sciences Inc	549,299	58,522,316
GRAIL Inc (c)	13,318	459,404
Incyte Corp (b)	69,083	4,328,741
Ionis Pharmaceuticals Inc (b)(c)	18,336	563,099
Moderna Inc (b)	25,947	740,527
Regeneron Pharmaceuticals Inc	42,870	25,668,841
Roivant Sciences Ltd (b)(c)	227,115	2,639,076
United Therapeutics Corp (b)	19,968	6,052,101
Vertex Pharmaceuticals Inc (b)	57,458	29,274,852
		245,878,006
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	755,532	98,785,809
Align Technology Inc (b)	14,564	2,523,941
Baxter International Inc	225,670	7,034,134
Becton Dickinson & Co	126,779	26,254,663
Boston Scientific Corp (b)	640,456	65,883,709
Cooper Cos Inc/The (b)	86,390	7,055,471
DENTSPLY SIRONA Inc	21	291
Edwards Lifesciences Corp (b)	207,748	15,682,897
Enovis Corp (b)	33,688	1,165,268
Envista Holdings Corp (b)	85,044	1,367,508
GE HealthCare Technologies Inc	181,003	12,729,941
Globus Medical Inc Class A (b)	48,827	3,504,314
Hologic Inc (b)	98,079	5,708,198
Masimo Corp (b)	9,206	1,481,798
Medtronic PLC	562,287	47,659,446
QuidelOrtho Corp (b)	33,870	941,247
ResMed Inc	46,349	10,965,710
Solventum Corp (b)	60,758	4,017,319
STERIS PLC	42,917	9,645,167
Stryker Corp	111,232	41,591,869
Teleflex Inc	21,898	3,001,121
Zimmer Biomet Holdings Inc	86,759	8,940,515
		375,940,336
Health Care Providers & Services - 3.6%
Acadia Healthcare Co Inc (b)	41,425	969,344
Amedisys Inc (b)	12,901	1,224,305
Cardinal Health Inc	42,441	5,996,489
Centene Corp (b)	220,235	13,181,065
Chemed Corp	5,737	3,336,123
Cigna Group/The	107,103	36,419,304
CVS Health Corp	551,835	36,812,913
Elevance Health Inc	85,495	35,957,487
Encompass Health Corp	42,662	4,991,027
HCA Healthcare Inc	61,025	21,058,507
Henry Schein Inc (b)	54,136	3,517,216
Humana Inc	52,874	13,865,678
Labcorp Holdings Inc	36,631	8,828,437
McKesson Corp	31,400	22,381,606
Molina Healthcare Inc (b)	9,176	3,000,644
Premier Inc Class A (c)	41,613	846,824
Quest Diagnostics Inc	48,446	8,634,046
Tenet Healthcare Corp (b)	41,350	5,910,983
UnitedHealth Group Inc	374,681	154,158,751
Universal Health Services Inc Class B	24,801	4,391,513
		385,482,262
Health Care Technology - 0.0%
Certara Inc (b)	57,580	798,058
Doximity Inc Class A (b)	50,624	2,879,493
		3,677,551
Life Sciences Tools & Services - 1.9%
10X Genomics Inc Class A (b)	32,013	264,747
Agilent Technologies Inc	128,818	13,860,817
Avantor Inc (b)	307,670	3,996,633
Azenta Inc (b)	22,327	588,093
Bio-Rad Laboratories Inc Class A (b)(c)	9,627	2,349,758
Bio-Techne Corp	74,330	3,742,516
Bruker Corp	22,711	909,803
Charles River Laboratories International Inc (b)	23,943	2,840,119
Danaher Corp	283,765	56,562,877
Fortrea Holdings Inc (b)	59,797	372,535
Illumina Inc (b)	28,479	2,209,970
IQVIA Holdings Inc (b)	71,446	11,079,131
Mettler-Toledo International Inc (b)	9,196	9,844,962
QIAGEN NV (United States)	96,384	4,120,416
Repligen Corp (b)	21,738	2,999,627
Revvity Inc	55,019	5,140,425
Sotera Health Co (b)(c)	65,731	755,907
Thermo Fisher Scientific Inc	167,976	72,061,704
Waters Corp (b)	10,259	3,567,362
West Pharmaceutical Services Inc	13,092	2,766,209
		200,033,611
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	891,547	44,755,659
Elanco Animal Health Inc (b)(c)	226,906	2,151,069
Jazz Pharmaceuticals PLC (b)	26,653	3,117,335
Johnson & Johnson	1,058,024	165,379,732
Organon & Co	130,697	1,689,912
Perrigo Co PLC	68,524	1,762,437
Pfizer Inc	2,354,417	57,471,319
Royalty Pharma PLC Class A	173,173	5,683,538
Viatris Inc	578,538	4,871,290
Zoetis Inc Class A	36,550	5,716,420
		292,598,711
TOTAL HEALTH CARE		1,503,610,477

Industrials - 14.3%
Aerospace & Defense - 3.7%
Boeing Co (b)	273,957	50,199,881
BWX Technologies Inc	32,049	3,497,187
Curtiss-Wright Corp	16,757	5,779,322
GE Aerospace	369,609	74,490,998
General Dynamics Corp	119,730	32,580,928
Hexcel Corp	35,965	1,743,224
Howmet Aerospace Inc	165,228	22,897,296
Huntington Ingalls Industries Inc	17,374	4,001,927
L3Harris Technologies Inc	83,060	18,274,861
Loar Holdings Inc (b)(c)	1,131	106,969
Lockheed Martin Corp	62,777	29,991,712
Northrop Grumman Corp	59,594	28,992,481
RTX Corp	578,977	73,026,369
Spirit AeroSystems Holdings Inc Class A (b)	45,151	1,625,436
Standardaero Inc (c)	31,222	843,618
Textron Inc	82,073	5,775,477
TransDigm Group Inc	18,881	26,680,175
Woodward Inc	25,824	4,843,808
		385,351,669
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	53,521	4,775,144
Expeditors International of Washington Inc	55,602	6,111,216
FedEx Corp	99,577	20,944,030
GXO Logistics Inc (b)	58,605	2,123,845
United Parcel Service Inc Class B	287,891	27,436,012
		61,390,247
Building Products - 1.1%
A O Smith Corp	51,768	3,512,976
Advanced Drainage Systems Inc	19,522	2,215,552
Allegion plc	37,624	5,237,261
Armstrong World Industries Inc	10,933	1,585,504
AZEK Co Inc/The Class A (b)	18,354	909,624
Builders FirstSource Inc (b)	45,981	5,500,707
Carlisle Cos Inc	17,115	6,494,800
Carrier Global Corp	367,554	22,986,827
Fortune Brands Innovations Inc	55,281	2,975,223
Hayward Holdings Inc (b)	61,343	817,702
Johnson Controls International plc	287,884	24,153,468
Masco Corp	94,499	5,727,584
Owens Corning	37,458	5,446,768
Simpson Manufacturing Co Inc	16,771	2,577,535
Trane Technologies PLC	65,080	24,945,816
		115,087,347
Commercial Services & Supplies - 0.4%
Cintas Corp	7,801	1,651,316
Clean Harbors Inc (b)	22,347	4,780,917
Copart Inc (b)	26,636	1,625,595
MSA Safety Inc	16,162	2,544,222
Republic Services Inc	88,131	22,098,848
Tetra Tech Inc	92,883	2,897,021
Veralto Corp	59,538	5,709,694
Vestis Corp	50,691	444,053
		41,751,666
Construction & Engineering - 0.3%
AECOM	56,788	5,602,136
API Group Corp (b)	98,905	3,741,576
EMCOR Group Inc	11,890	4,764,323
Everus Construction Group Inc	22,159	891,678
MasTec Inc (b)	27,414	3,490,350
Quanta Services Inc	43,969	12,869,287
Valmont Industries Inc	8,453	2,478,589
WillScot Holdings Corp	55,405	1,391,774
		35,229,713
Electrical Equipment - 1.6%
Acuity Inc	13,591	3,310,904
AMETEK Inc	100,845	17,101,295
Eaton Corp PLC	173,641	51,114,701
Emerson Electric Co	251,024	26,385,133
GE Vernova Inc	119,001	44,127,951
Generac Holdings Inc (b)	13,337	1,525,485
Hubbell Inc	23,853	8,662,933
nVent Electric PLC	77,393	4,249,650
Regal Rexnord Corp	30,182	3,194,463
Rockwell Automation Inc	45,278	11,214,455
Sensata Technologies Holding PLC	10	213
		170,887,183
Ground Transportation - 0.9%
Avis Budget Group Inc (b)(c)	5,419	501,962
CSX Corp	847,829	23,798,560
JB Hunt Transport Services Inc	36,245	4,732,872
Knight-Swift Transportation Holdings Inc	71,882	2,815,618
Landstar System Inc	15,687	2,104,411
Lyft Inc Class A (b)	57,727	715,815
Norfolk Southern Corp	99,198	22,225,312
Ryder System Inc	18,064	2,486,871
Saia Inc (b)	5,032	1,227,808
Schneider National Inc Class B (c)	20,191	433,904
U-Haul Holding Co (b)(c)	1,779	109,213
U-Haul Holding Co Class N	24,821	1,360,191
Union Pacific Corp	139,553	30,096,000
		92,608,537
Industrial Conglomerates - 0.7%
3M Co	193,628	26,896,865
Honeywell International Inc	241,216	50,775,968
		77,672,833
Machinery - 3.4%
AGCO Corp	29,123	2,470,504
Allison Transmission Holdings Inc	36,929	3,406,331
Caterpillar Inc	181,590	56,160,339
CNH Industrial NV Class A	392,236	4,538,171
Crane Co	21,828	3,513,871
Cummins Inc	59,744	17,555,177
Deere & Co	109,047	50,549,827
Donaldson Co Inc	52,440	3,446,881
Dover Corp	60,389	10,305,383
Esab Corp	24,853	2,985,342
Flowserve Corp	58,324	2,637,995
Fortive Corp	152,946	10,658,807
Gates Industrial Corp PLC (b)	104,255	1,972,505
Graco Inc	74,081	6,045,750
IDEX Corp	33,805	5,881,056
Illinois Tool Works Inc	80,571	19,329,789
Ingersoll Rand Inc	177,489	13,387,995
ITT Inc	36,627	5,018,632
Lincoln Electric Holdings Inc	17,814	3,138,827
Middleby Corp/The (b)	23,476	3,130,525
Nordson Corp	26,080	4,943,986
Oshkosh Corp	29,516	2,472,260
Otis Worldwide Corp	174,243	16,774,374
PACCAR Inc	225,705	20,360,848
Parker-Hannifin Corp	56,146	33,971,699
Pentair PLC	72,835	6,608,320
RBC Bearings Inc (b)	12,303	4,042,397
Snap-on Inc	22,732	7,133,529
Stanley Black & Decker Inc	18,507	1,110,789
Timken Co/The	30,277	1,945,296
Toro Co/The	45,005	3,072,941
Westinghouse Air Brake Technologies Corp	74,739	13,807,283
Xylem Inc/NY	106,320	12,819,002
		355,196,431
Marine Transportation - 0.0%
Kirby Corp (b)	25,453	2,452,906
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	54,328	2,405,100
American Airlines Group Inc (b)(c)	275,529	2,741,514
Delta Air Lines Inc	283,325	11,794,820
Southwest Airlines Co (c)	263,627	7,371,011
United Airlines Holdings Inc (b)	143,160	9,852,271
		34,164,716
Professional Services - 0.8%
Amentum Holdings Inc	67,237	1,467,111
Automatic Data Processing Inc	12,252	3,682,951
Broadridge Financial Solutions Inc	3,880	940,512
CACI International Inc (b)	9,734	4,456,907
Clarivate PLC (b)(c)	198,877	857,159
Concentrix Corp	20,952	1,069,809
Dayforce Inc (b)	59,007	3,414,735
Dun & Bradstreet Holdings Inc	132,216	1,185,978
Equifax Inc	43,176	11,231,373
FTI Consulting Inc (b)	15,358	2,553,728
Genpact Ltd	73,249	3,681,495
Jacobs Solutions Inc	54,059	6,692,504
KBR Inc	53,418	2,821,005
Leidos Holdings Inc	58,504	8,610,619
ManpowerGroup Inc	22,393	964,467
Parsons Corp (b)	20,209	1,351,174
Paychex Inc	89,799	13,211,229
Paycom Software Inc	8,229	1,862,963
Robert Half Inc	46,128	2,043,470
Science Applications International Corp	21,456	2,596,820
SS&C Technologies Holdings Inc	93,185	7,044,786
TransUnion	80,945	6,715,197
		88,455,992
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	45,542	2,129,544
Core & Main Inc Class A (b)	28,388	1,495,480
Fastenal Co	37,590	3,043,662
Ferguson Enterprises Inc	81,806	13,879,207
MSC Industrial Direct Co Inc Class A	20,038	1,532,506
SiteOne Landscape Supply Inc (b)(c)	12,288	1,410,785
United Rentals Inc	21,756	13,737,827
Watsco Inc	15,047	6,919,212
Wesco International Inc	18,365	2,992,760
WW Grainger Inc	2,214	2,267,822
		49,408,805
TOTAL INDUSTRIALS		1,509,658,045

Information Technology - 7.9%
Communications Equipment - 1.3%
Ciena Corp (b)	62,520	4,198,843
Cisco Systems Inc	1,743,208	100,635,398
F5 Inc (b)	24,875	6,585,408
Juniper Networks Inc	141,713	5,147,016
Lumentum Holdings Inc (b)	30,575	1,805,148
Motorola Solutions Inc	37,366	16,455,613
Ubiquiti Inc (c)	606	197,828
		135,025,254
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	215,751	16,602,039
Arrow Electronics Inc (b)	22,908	2,551,035
Avnet Inc	37,468	1,760,621
CDW Corp/DE	29,397	4,719,982
Cognex Corp	73,726	2,012,720
Coherent Corp (b)	55,413	3,564,164
Corning Inc	334,632	14,850,968
Crane NXT Co (c)	21,421	1,005,073
Ingram Micro Holding Corp	5,675	100,902
IPG Photonics Corp (b)	13,983	837,442
Jabil Inc	42,931	6,291,967
Keysight Technologies Inc (b)	76,419	11,111,323
Littelfuse Inc	10,750	1,959,833
TD SYNNEX Corp	32,916	3,647,093
Teledyne Technologies Inc (b)	19,776	9,216,209
Trimble Inc (b)	105,425	6,551,110
Vontier Corp	65,496	2,083,428
Zebra Technologies Corp Class A (b)	17,769	4,447,936
		93,313,845
IT Services - 1.4%
Akamai Technologies Inc (b)	65,825	5,304,179
Amdocs Ltd	48,164	4,266,367
Cognizant Technology Solutions Corp Class A	217,817	16,024,797
DXC Technology Co (b)	78,111	1,212,283
EPAM Systems Inc (b)	22,654	3,554,639
Globant SA (b)(c)	4,845	569,626
IBM Corporation	400,778	96,916,136
Kyndryl Holdings Inc (b)	99,069	3,211,817
Okta Inc Class A (b)	39,545	4,435,367
Twilio Inc Class A (b)	53,390	5,163,347
VeriSign Inc (b)	33,272	9,386,697
		150,045,255
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices Inc (b)	240,592	23,421,631
Analog Devices Inc	216,680	42,235,266
Applied Materials Inc	29,298	4,415,502
Astera Labs Inc (b)	45,997	3,004,064
Cirrus Logic Inc (b)	22,731	2,183,085
First Solar Inc (b)	46,680	5,873,278
GlobalFoundries Inc (b)	42,942	1,505,976
Intel Corp	1,898,402	38,157,880
Lattice Semiconductor Corp (b)	8,422	412,088
MACOM Technology Solutions Holdings Inc (b)	27,227	2,824,801
Marvell Technology Inc	345,535	20,168,878
Microchip Technology Inc	234,451	10,803,502
Micron Technology Inc	482,966	37,164,234
MKS Instruments Inc	28,854	2,023,820
ON Semiconductor Corp (b)	186,795	7,415,762
Onto Innovation Inc (b)	16,111	1,965,059
Qorvo Inc (b)	41,266	2,957,534
QUALCOMM Inc	30,580	4,539,907
Skyworks Solutions Inc	72,219	4,642,237
Teradyne Inc	7,007	519,989
Texas Instruments Inc	349,781	55,982,449
Universal Display Corp	10,104	1,269,366
Wolfspeed Inc (b)(c)	81,796	290,375
		273,776,683
Software - 1.3%
ANSYS Inc (b)	38,329	12,337,339
BILL Holdings Inc (b)	697	31,761
Ccc Intelligent Solutions Holdings Inc Class A (b)	210,399	1,948,295
Dolby Laboratories Inc Class A	26,262	2,016,659
DoubleVerify Holdings Inc (b)	30,675	406,751
Dropbox Inc Class A (b)	67,516	1,927,582
Fair Isaac Corp (b)	1,574	3,131,756
Fortinet Inc (b)	50,382	5,227,636
Gen Digital Inc	237,893	6,154,292
Guidewire Software Inc (b)	19,402	3,972,948
Informatica Inc Class A (b)	36,252	682,625
MicroStrategy Inc Class A (b)(c)	94,663	35,982,353
nCino Inc (b)(c)	13,875	321,900
Nutanix Inc Class A (b)	78,696	5,406,415
PTC Inc (b)	20,743	3,214,543
Roper Technologies Inc	46,625	26,113,730
Salesforce Inc	61,928	16,640,673
SentinelOne Inc Class A (b)	107,083	1,981,036
Tyler Technologies Inc (b)	2,703	1,468,540
UiPath Inc Class A (b)	42,961	512,954
Unity Software Inc (b)(c)	78,906	1,662,549
Zoom Communications Inc Class A (b)	115,656	8,967,966
		140,110,303
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies Inc Class C	102,099	9,368,604
Hewlett Packard Enterprise Co	577,180	9,361,860
HP Inc	309,545	7,915,066
NetApp Inc	49,396	4,433,291
Pure Storage Inc Class A (b)	17,800	807,407
Sandisk Corp/DE	50,476	1,620,784
Western Digital Corp (b)	154,228	6,764,440
		40,271,452
TOTAL INFORMATION TECHNOLOGY		832,542,792

Materials - 4.1%
Chemicals - 2.2%
Air Products and Chemicals Inc	96,951	26,282,447
Albemarle Corp	16,482	965,021
Ashland Inc	23,392	1,272,291
Axalta Coating Systems Ltd (b)	95,069	3,089,743
Celanese Corp	40,957	1,822,996
CF Industries Holdings Inc	76,038	5,959,098
Chemours Co/The	74,335	920,266
Corteva Inc	301,414	18,684,654
Dow Inc	315,302	9,645,088
DuPont de Nemours Inc	183,287	12,095,109
Eastman Chemical Co	50,596	3,895,892
Ecolab Inc	14,129	3,552,454
Element Solutions Inc	97,738	1,994,833
FMC Corp	57,642	2,416,353
Huntsman Corp	90,593	1,205,793
International Flavors & Fragrances Inc	112,026	8,789,560
Linde PLC	209,994	95,175,581
LyondellBasell Industries NV Class A1	120,671	7,024,259
Mosaic Co/The	142,668	4,337,107
NewMarket Corp	2,844	1,749,913
Olin Corp	58,177	1,257,787
PPG Industries Inc	101,731	11,074,437
RPM International Inc	43,073	4,598,043
Scotts Miracle-Gro Co/The	20,753	1,045,536
Sherwin-Williams Co/The	9,136	3,224,277
Westlake Corp	17,080	1,578,704
		233,657,242
Construction Materials - 0.4%
CRH PLC	300,370	28,661,305
Eagle Materials Inc	3,530	799,157
Martin Marietta Materials Inc	25,144	13,174,953
Vulcan Materials Co	42,747	11,213,821
		53,849,236
Containers & Packaging - 0.6%
Amcor PLC (c)	1,003,860	9,235,512
AptarGroup Inc	28,964	4,343,152
Avery Dennison Corp	22,566	3,861,268
Ball Corp	133,253	6,921,161
Crown Holdings Inc	51,309	4,942,596
Graphic Packaging Holding CO	129,704	3,282,808
International Paper Co	229,931	10,503,248
Packaging Corp of America	39,207	7,277,211
Sealed Air Corp	61,696	1,700,342
Silgan Holdings Inc	36,207	1,870,092
Smurfit WestRock PLC	228,523	9,602,536
Sonoco Products Co	42,762	1,753,242
		65,293,168
Metals & Mining - 0.9%
Alcoa Corp (c)	108,457	2,660,450
ATI Inc (b)	53,673	2,918,738
Cleveland-Cliffs Inc (b)(c)	157,640	1,298,953
Freeport-McMoRan Inc	627,437	22,606,555
MP Materials Corp (b)(c)	56,361	1,378,590
Newmont Corp	497,595	26,213,305
Nucor Corp	102,860	12,278,398
Reliance Inc	23,232	6,696,159
Royal Gold Inc	28,107	5,135,430
Steel Dynamics Inc	62,374	8,090,532
United States Steel Corp	97,325	4,254,076
		93,531,186
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	7,962	687,200
TOTAL MATERIALS		447,018,032

Real Estate - 4.8%
Diversified REITs - 0.1%
WP Carey Inc	95,511	5,963,707
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc	38,502	2,797,555
Healthcare Realty Trust Inc	165,194	2,565,463
Healthpeak Properties Inc	314,127	5,604,026
Medical Properties Trust Inc (c)	275,585	1,521,228
Omega Healthcare Investors Inc	118,190	4,615,320
Ventas Inc	182,463	12,787,007
Welltower Inc	267,710	40,849,869
		70,740,468
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	317,487	4,482,916
Park Hotels & Resorts Inc	112,857	1,121,799
		5,604,715
Industrial REITs - 0.5%
Americold Realty Trust Inc	132,454	2,561,660
EastGroup Properties Inc	21,639	3,536,245
First Industrial Realty Trust Inc	57,675	2,744,177
Lineage Inc (c)	31,207	1,505,114
Prologis Inc	405,639	41,456,306
Rexford Industrial Realty Inc	102,972	3,408,373
STAG Industrial Inc Class A	80,929	2,673,085
		57,884,960
Office REITs - 0.1%
BXP Inc	71,537	4,559,053
Cousins Properties Inc	74,764	2,059,001
Highwoods Properties Inc	46,580	1,324,734
Kilroy Realty Corp	56,517	1,780,851
Vornado Realty Trust	76,539	2,700,296
		12,423,935
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	133,418	16,301,012
CoStar Group Inc (b)	182,847	13,561,762
Howard Hughes Holdings Inc (b)	12,819	852,848
Jones Lang LaSalle Inc (b)	14,240	3,238,318
Seaport Entertainment Group Inc (c)	7,199	137,861
Zillow Group Inc Class A (b)	20,247	1,335,897
Zillow Group Inc Class C (b)	68,128	4,587,058
		40,014,756
Residential REITs - 0.7%
American Homes 4 Rent Class A	147,962	5,532,299
AvalonBay Communities Inc	62,122	13,044,378
Camden Property Trust	45,716	5,202,481
Equity LifeStyle Properties Inc	82,748	5,360,415
Equity Residential	165,457	11,625,009
Essex Property Trust Inc	28,076	7,837,415
Invitation Homes Inc	268,494	9,179,810
Mid-America Apartment Communities Inc	50,848	8,117,883
Sun Communities Inc	55,479	6,903,252
UDR Inc	143,876	6,025,527
		78,828,469
Retail REITs - 0.6%
Agree Realty Corp	43,564	3,381,002
Brixmor Property Group Inc	130,865	3,259,847
Federal Realty Investment Trust	37,563	3,531,673
Kimco Realty Corp	294,118	5,876,478
NNN REIT Inc	81,471	3,349,273
Realty Income Corp	383,497	22,189,136
Regency Centers Corp	77,965	5,627,514
Simon Property Group Inc	105,491	16,602,174
		63,817,097
Specialized REITs - 1.6%
Crown Castle Inc	192,723	20,382,384
CubeSmart	99,861	4,061,347
Digital Realty Trust Inc	145,626	23,378,798
EPR Properties	32,062	1,586,748
Equinix Inc	39,962	34,397,293
Extra Space Storage Inc	92,234	13,514,126
Gaming and Leisure Properties Inc	113,273	5,421,246
Iron Mountain Inc	55,002	4,932,029
Lamar Advertising Co Class A	28,813	3,279,208
Millrose Properties Inc Class A	54,002	1,352,210
National Storage Affiliates Trust	30,521	1,135,381
Public Storage Operating Co	58,905	17,696,829
Rayonier Inc	66,483	1,626,174
SBA Communications Corp Class A	46,598	11,341,953
VICI Properties Inc	457,569	14,651,359
Weyerhaeuser Co	326,002	8,446,712
		167,203,797
TOTAL REAL ESTATE		502,481,904

Utilities - 4.9%
Electric Utilities - 3.2%
Alliant Energy Corp	111,745	6,820,915
American Electric Power Co Inc	232,836	25,225,452
Constellation Energy Corp	116,056	25,931,553
Duke Energy Corp	336,583	41,069,858
Edison International	169,451	9,067,323
Entergy Corp	185,183	15,401,670
Evergy Inc	96,946	6,698,969
Eversource Energy	162,239	9,649,976
Exelon Corp	437,823	20,533,899
FirstEnergy Corp	253,248	10,859,274
IDACORP Inc	22,465	2,652,891
NextEra Energy Inc	900,605	60,232,462
NRG Energy Inc	52,552	5,758,648
OGE Energy Corp	85,603	3,884,664
PG&E Corp	956,601	15,803,049
Pinnacle West Capital Corp	49,781	4,738,156
PPL Corp	315,170	11,503,705
Southern Co/The	477,689	43,894,842
Xcel Energy Inc	249,291	17,624,874
		337,352,180
Gas Utilities - 0.2%
Atmos Energy Corp	66,090	10,616,037
MDU Resources Group Inc	88,692	1,520,180
National Fuel Gas Co	38,309	2,941,365
UGI Corp	94,145	3,087,015
		18,164,597
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	321,741	3,217,410
Clearway Energy Inc Class A	15,033	411,152
Clearway Energy Inc Class C (c)	35,882	1,052,778
		4,681,340
Multi-Utilities - 1.3%
Ameren Corp	113,474	11,261,160
CenterPoint Energy Inc	280,101	10,862,317
CMS Energy Corp	129,384	9,529,132
Consolidated Edison Inc	151,531	17,085,120
Dominion Energy Inc	369,449	20,090,637
DTE Energy Co	89,947	12,322,739
NiSource Inc	202,709	7,927,948
Public Service Enterprise Group Inc	218,693	17,480,131
Sempra	280,791	20,854,348
WEC Energy Group Inc	136,900	14,993,288
		142,406,820
Water Utilities - 0.2%
American Water Works Co Inc	85,775	12,609,783
Essential Utilities Inc	110,485	4,544,248
		17,154,031
TOTAL UTILITIES		519,758,968

TOTAL UNITED STATES		10,421,232,269
TOTAL COMMON STOCKS (Cost $8,950,130,688)		10,538,924,660

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $1,829,994)	4.25	1,836,000	1,829,974

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	24,413,439	24,418,322
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	80,404,872	80,412,913
TOTAL MONEY MARKET FUNDS (Cost $104,831,235)			104,831,235

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $9,056,791,917)	10,645,585,869
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(75,832,160)
NET ASSETS - 100.0%	10,569,753,709

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	54	Jun 2025	15,084,900	1,040,180	1,040,180
CME S&P 400 Midcap Index Contracts (United States)	57	Jun 2025	16,289,460	1,042,865	1,042,865

TOTAL FUTURES CONTRACTS					2,083,045
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,829,974.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,417,559	984,055,392	1,030,054,998	1,178,751	369	-	24,418,322	24,413,439	0.0%
Fidelity Securities Lending Cash Central Fund	43,309,594	471,229,803	434,126,484	377,705	-	-	80,412,913	80,404,872	0.3%
Total	113,727,153	1,455,285,195	1,464,181,482	1,556,456	369	-	104,831,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	475,016,546	475,016,546	-	-
Consumer Discretionary	617,266,236	617,266,236	-	-
Consumer Staples	899,904,411	899,904,411	-	-
Energy	667,388,057	667,388,057	-	-
Financials	2,471,425,315	2,471,425,315	-	-
Health Care	1,503,610,477	1,503,610,477	-	-
Industrials	1,517,647,281	1,517,647,281	-	-
Information Technology	915,672,568	915,672,568	-	-
Materials	447,018,032	447,018,032	-	-
Real Estate	502,481,904	502,481,904	-	-
Utilities	521,493,833	521,493,833	-	-

U.S. Treasury Obligations	1,829,974	-	1,829,974	-

Money Market Funds	104,831,235	104,831,235	-	-
Total Investments in Securities:	10,645,585,869	10,643,755,895	1,829,974	-
Derivative Instruments:

Assets
Futures Contracts	2,083,045	2,083,045	-	-
Total Assets	2,083,045	2,083,045	-	-
Total Derivative Instruments:	2,083,045	2,083,045	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,083,045	0
Total Equity Risk	2,083,045	0
Total Value of Derivatives	2,083,045	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $80,852,538) - See accompanying schedule:
Unaffiliated issuers (cost $8,951,960,682)	$10,540,754,634
Fidelity Central Funds (cost $104,831,235)	104,831,235

Total Investment in Securities (cost $9,056,791,917)		$10,645,585,869
Segregated cash with brokers for derivative instruments		743,271
Receivable for fund shares sold		8,465,949
Dividends receivable		9,871,310
Distributions receivable from Fidelity Central Funds		112,698
Receivable for daily variation margin on futures contracts		10,161
Other receivables		48,692
Total assets		10,664,837,950
Liabilities
Payable for fund shares redeemed	$14,370,933
Accrued management fee	301,578
Collateral on securities loaned	80,411,730
Total liabilities		95,084,241
Net Assets		$10,569,753,709
Net Assets consist of:
Paid in capital		$9,069,452,925
Total accumulated earnings (loss)		1,500,300,784
Net Assets		$10,569,753,709
Net Asset Value, offering price and redemption price per share ($10,569,753,709 ÷ 588,572,787 shares)		$17.96
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$195,205,590
Interest		92,315
Income from Fidelity Central Funds (including $377,705 from security lending)		1,556,456
Total income		196,854,361
Expenses
Management fee	$3,244,299
Independent trustees' fees and expenses	23,014
Total expenses before reductions	3,267,313
Expense reductions	(4,603)
Total expenses after reductions		3,262,710
Net Investment income (loss)		193,591,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,872,095)
Redemptions in-kind	51,024,968
Fidelity Central Funds	369
Foreign currency transactions	2,263
Futures contracts	(1,160,845)
Total net realized gain (loss)		41,994,660
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	340,969,941
Futures contracts	1,895,713
Total change in net unrealized appreciation (depreciation)		342,865,654
Net gain (loss)		384,860,314
Net increase (decrease) in net assets resulting from operations		$578,451,965
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,591,651	$152,911,436
Net realized gain (loss)	41,994,660	96,605,974
Change in net unrealized appreciation (depreciation)	342,865,654	604,003,788
Net increase (decrease) in net assets resulting from operations	578,451,965	853,521,198
Distributions to shareholders	(177,473,617)	(131,573,825)

Share transactions
Proceeds from sales of shares	4,873,183,747	3,471,142,691
Reinvestment of distributions	148,213,723	111,440,014
Cost of shares redeemed	(2,532,965,586)	(2,610,421,200)

Net increase (decrease) in net assets resulting from share transactions	2,488,431,884	972,161,505
Total increase (decrease) in net assets	2,889,410,232	1,694,108,878

Net Assets
Beginning of period	7,680,343,477	5,986,234,599
End of period	$10,569,753,709	$7,680,343,477

Other Information
Shares
Sold	264,190,256	218,880,611
Issued in reinvestment of distributions	8,213,833	7,090,273
Redeemed	(139,188,163)	(165,204,513)
Net increase (decrease)	133,215,926	60,766,371

Financial Highlights
Fidelity® Large Cap Value Index Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.87	$15.17	$15.30	$15.35	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.38	.36	.34	.30	.28
Net realized and unrealized gain (loss)	1.06	1.66	(.17)	(.10)	4.60
Total from investment operations	1.44	2.02	.17	.20	4.88
Distributions from net investment income	(.29)	(.32)	(.30)	(.25)	(.30)
Distributions from net realized gain	(.05)	-	-	-	-
Total distributions	(.35) C	(.32)	(.30)	(.25)	(.30)
Net asset value, end of period	$17.96	$16.87	$15.17	$15.30	$15.35
Total Return D	8.52%	13.49%	1.18%	1.27%	45.93%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.04%	.03%	.03%	.04%	.04%
Net investment income (loss)	2.08%	2.30%	2.28%	1.90%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$10,569,754	$7,680,343	$5,986,235	$5,307,593	$3,689,832
Portfolio turnover rate G	14 % H	27% H	16%	16%	31%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying securities, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,243,660,912
Gross unrealized depreciation	(749,969,999)
Net unrealized appreciation (depreciation)	$1,493,690,913
Tax Cost	$9,151,894,956

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$57,593,580
Net unrealized appreciation (depreciation) on securities and other investments	$1,493,690,913

The Fund intends to elect to defer to its next fiscal year $50,983,708 of capital losses recognized during the period November 1, 2024 to April 30, 2025.

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$149,491,534	$131,573,825
Long-term Capital Gains	27,982,083	-
Total	$177,473,617	$131,573,825

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	3,918,641,025	1,293,471,548

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	5,597,016	51,024,968	102,331,511

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	14,708,782	105,591,637	229,471,197
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Large Cap Value Index Fund	Borrower	19,430,500	4.93%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Value Index Fund	40,691	1,383	11,339

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Large Cap Value Index Fund	2,943,408
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,603.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Large Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2025, $29,294,628, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $1,379,561 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 99%, and 85% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.30%, and 91.04% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.68%, and 8.52% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9879609.108
LC2-I-ANN-0625
Fidelity® Large Cap Growth Index Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Large Cap Growth Index Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	3,851,099	47,869,161
Capital Markets - 0.0%
XP Inc Class A	48,636	783,039
TOTAL BRAZIL		48,652,200
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,374,604	32,124,495
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	104,233	9,330,938
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	8,492	810,307
UNITED STATES - 99.5%
Communication Services - 12.8%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	12,126	292,600
Entertainment - 2.4%
Liberty Media Corp-Liberty Formula One Class A (b)	10,462	842,714
Liberty Media Corp-Liberty Formula One Class C (b)	88,003	7,803,226
Live Nation Entertainment Inc (b)	187,393	24,820,203
Madison Square Garden Sports Corp Class A (b)	1,789	344,507
Netflix Inc (b)	508,047	574,966,951
ROBLOX Corp Class A (b)	623,318	41,793,472
Roku Inc Class A (b)	22,493	1,533,573
Spotify Technology SA (b)	174,457	107,113,109
TKO Group Holdings Inc Class A	12,849	2,093,231
		761,310,986
Interactive Media & Services - 10.3%
Alphabet Inc Class A	6,688,567	1,062,144,440
Alphabet Inc Class C	5,521,921	888,421,869
Meta Platforms Inc Class A	2,265,712	1,243,875,888
Pinterest Inc Class A (b)	701,477	17,761,398
TripAdvisor Inc Class A (b)	6,692	83,315
Trump Media & Technology Group Corp (b)(c)	59,857	1,468,891
		3,213,755,801
Media - 0.1%
Liberty Broadband Corp Class A (b)	4,232	376,859
Liberty Broadband Corp Class C (b)	32,568	2,943,822
Nexstar Media Group Inc	13,586	2,033,281
Trade Desk Inc (The) Class A (b)	529,903	28,418,698
		33,772,660
TOTAL COMMUNICATION SERVICES		4,009,132,047

Consumer Discretionary - 14.5%
Automobiles - 3.1%
Tesla Inc (b)	3,300,098	931,155,652
Broadline Retail - 6.4%
Amazon.com Inc (b)	10,671,110	1,967,966,107
Etsy Inc (b)	86,210	3,748,411
		1,971,714,518
Distributors - 0.0%
Pool Corp	44,239	12,968,220
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc (b)	10,217	1,281,416
Duolingo Inc Class A (b)	44,656	17,392,619
Grand Canyon Education Inc (b)	10,985	1,959,394
H&R Block Inc (c)	31,543	1,904,251
		22,537,680
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (b)	508,181	61,957,428
Booking Holdings Inc	36,910	188,214,425
Cava Group Inc (b)	89,533	8,275,535
Chipotle Mexican Grill Inc (b)	1,621,701	81,928,335
Choice Hotels International Inc (c)	27,540	3,473,069
Churchill Downs Inc	82,634	7,470,940
Darden Restaurants Inc	73,430	14,732,995
Domino's Pizza Inc	14,394	7,058,386
DoorDash Inc Class A (b)	366,292	70,654,064
DraftKings Inc Class A (b)	537,326	17,887,583
Dutch Bros Inc Class A (b)	51,281	3,063,527
Expedia Group Inc Class A	145,186	22,784,039
Hilton Worldwide Holdings Inc	145,845	32,885,131
Hyatt Hotels Corp Class A	7,090	798,901
Las Vegas Sands Corp	413,472	15,162,018
Light & Wonder Inc Class A (b)	105,069	8,970,791
McDonald's Corp	54,754	17,502,116
Norwegian Cruise Line Holdings Ltd (b)	520,791	8,348,280
Planet Fitness Inc Class A (b)	54,474	5,152,696
Royal Caribbean Cruises Ltd	97,635	20,982,738
Starbucks Corp	1,043,941	83,567,477
Texas Roadhouse Inc	79,121	13,130,921
Vail Resorts Inc	37,350	5,199,120
Wendy's Co/The (c)	100,870	1,260,875
Wingstop Inc	34,802	9,183,900
Wyndham Hotels & Resorts Inc	7,779	663,548
Wynn Resorts Ltd	8,956	719,255
Yum! Brands Inc	128,418	19,319,204
		730,347,297
Household Durables - 0.0%
SharkNinja Inc (b)	15,483	1,246,382
Somnigroup International Inc (c)	199,117	12,158,084
TopBuild Corp (b)	2,807	830,198
		14,234,664
Leisure Products - 0.0%
Hasbro Inc	144,233	8,928,023
YETI Holdings Inc (b)	30,169	861,325
		9,789,348
Specialty Retail - 2.3%
AutoZone Inc (b)	18,287	68,806,666
Burlington Stores Inc (b)	75,251	16,934,485
CarMax Inc (b)	12,882	833,079
Carvana Co Class A (b)	44,944	10,982,066
Dick's Sporting Goods Inc	6,033	1,132,635
Five Below Inc (b)	51,377	3,899,001
Floor & Decor Holdings Inc Class A (b)	45,442	3,246,376
Home Depot Inc/The	939,854	338,807,968
Murphy USA Inc	21,735	10,836,419
O'Reilly Automotive Inc (b)	63,294	89,573,669
Restoration Hardware Inc (b)	3,490	642,265
Ross Stores Inc	89,252	12,406,028
TJX Cos Inc/The	795,128	102,317,071
Tractor Supply Co	633,609	32,073,288
Ulta Beauty Inc (b)	47,574	18,822,177
Valvoline Inc (b)	151,725	5,198,099
Williams-Sonoma Inc	85,651	13,230,510
		729,741,802
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (b)	12,160	1,172,467
Deckers Outdoor Corp (b)	180,020	19,951,617
Lululemon Athletica Inc (b)	137,901	37,339,454
NIKE Inc Class B	867,420	48,922,488
Skechers USA Inc Class A (b)	13,516	649,038
		108,035,064
TOTAL CONSUMER DISCRETIONARY		4,530,524,245

Consumer Staples - 3.8%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (b)	2,103	516,917
Celsius Holdings Inc (b)	208,982	7,306,011
Coca-Cola Co/The	2,641,172	191,617,029
Monster Beverage Corp (b)	670,959	40,338,055
PepsiCo Inc	1,289,590	174,842,612
		414,620,624
Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores Inc	7,595	3,513,371
Costco Wholesale Corp	526,404	523,508,779
Performance Food Group Co (b)	25,955	2,093,530
Sysco Corp	362,261	25,865,435
		554,981,115
Food Products - 0.0%
Freshpet Inc (b)	17,637	1,297,025
Hershey Co/The	24,050	4,020,920
Lamb Weston Holdings Inc	54,211	2,862,883
Pilgrim's Pride Corp	4,551	248,393
		8,429,221
Household Products - 0.6%
Clorox Co/The	147,327	20,964,632
Colgate-Palmolive Co	530,637	48,919,425
Kimberly-Clark Corp	161,665	21,304,214
Procter & Gamble Co/The	624,775	101,569,672
		192,757,943
Personal Care Products - 0.0%
elf Beauty Inc (b)(c)	63,731	3,943,037
Estee Lauder Cos Inc/The Class A	98,791	5,923,508
		9,866,545
TOTAL CONSUMER STAPLES		1,180,655,448

Energy - 0.5%
Energy Equipment & Services - 0.0%
Weatherford International PLC	85,706	3,548,228
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream Corp	153,543	2,541,137
Cheniere Energy Inc	135,478	31,310,321
Civitas Resources Inc	31,495	858,239
EQT Corp	43,293	2,140,406
Hess Corp	214,512	27,682,774
Matador Resources Co	10,599	419,084
New Fortress Energy Inc Class A (c)	53,424	290,091
Permian Resources Corp Class A	165,273	1,950,221
Targa Resources Corp	256,733	43,875,670
Texas Pacific Land Corp	22,285	28,722,468
Viper Energy Inc Class A	44,278	1,785,732
		141,576,143
TOTAL ENERGY		145,124,371

Financials - 7.3%
Capital Markets - 1.7%
Ameriprise Financial Inc	104,138	49,051,081
Ares Management Corp Class A	219,587	33,493,605
Blackstone Inc	856,671	112,832,137
Blue Owl Capital Inc Class A (c)	622,023	11,526,086
Charles Schwab Corp/The	196,722	16,013,171
Coinbase Global Inc Class A (b)	201,994	40,982,563
FactSet Research Systems Inc	15,970	6,902,553
Goldman Sachs Group Inc/The	96,355	52,759,180
Houlihan Lokey Inc Class A	5,807	941,199
Jefferies Financial Group Inc	58,316	2,725,107
KKR & Co Inc Class A	230,272	26,313,181
Lazard Inc	121,575	4,729,268
LPL Financial Holdings Inc	93,888	30,024,444
Moody's Corp	187,603	85,006,671
Morgan Stanley	80,344	9,273,304
Morningstar Inc	31,654	9,012,527
MSCI Inc	52,234	28,473,276
TPG Inc Class A (c)	24,985	1,160,553
Tradeweb Markets Inc Class A	54,391	7,522,275
		528,742,181
Consumer Finance - 0.2%
Ally Financial Inc	44,299	1,446,805
American Express Co	246,689	65,720,417
Credit Acceptance Corp (b)(c)	5,824	2,838,734
SoFi Technologies Inc Class A (b)	200,642	2,510,031
		72,515,987
Financial Services - 4.6%
Apollo Global Management Inc	463,270	63,227,090
Block Inc Class A (b)	278,238	16,268,576
Corpay Inc (b)	80,080	26,055,630
Equitable Holdings Inc	370,830	18,337,544
Fiserv Inc (b)	213,815	39,463,835
Mastercard Inc Class A	968,249	530,658,547
Shift4 Payments Inc Class A (b)(c)	72,706	5,947,351
Toast Inc Class A (b)	549,305	19,544,272
UWM Holdings Corp Class A	77,295	363,286
Visa Inc Class A	2,048,379	707,714,945
Western Union Co/The	70,206	695,741
WEX Inc (b)	4,353	567,500
		1,428,844,317
Insurance - 0.8%
Allstate Corp/The	48,657	9,653,062
Arthur J Gallagher & Co	20,124	6,453,566
Brown & Brown Inc	124,728	13,794,917
Everest Group Ltd	8,200	2,942,406
Kinsale Capital Group Inc	26,134	11,375,085
Markel Group Inc (b)	3,547	6,450,574
Marsh & McLennan Cos Inc	80,202	18,083,145
Progressive Corp/The	585,089	164,842,975
RLI Corp	6,007	444,577
Ryan Specialty Holdings Inc Class A	121,345	7,949,311
		241,989,618
TOTAL FINANCIALS		2,272,092,103

Health Care - 7.8%
Biotechnology - 1.7%
AbbVie Inc	908,789	177,304,735
Alnylam Pharmaceuticals Inc (b)	135,759	35,737,199
Amgen Inc	496,033	144,305,920
Apellis Pharmaceuticals Inc (b)	126,859	2,436,961
Exact Sciences Corp (b)	85,471	3,900,896
Exelixis Inc (b)	277,744	10,873,678
Incyte Corp (b)	11,084	694,523
Ionis Pharmaceuticals Inc (b)(c)	172,637	5,301,682
Natera Inc (b)	135,891	20,510,029
Neurocrine Biosciences Inc (b)	118,356	12,745,758
Regeneron Pharmaceuticals Inc	10,424	6,241,474
Sarepta Therapeutics Inc (b)	108,604	6,776,890
Ultragenyx Pharmaceutical Inc (b)	105,302	4,104,672
Vertex Pharmaceuticals Inc (b)	153,499	78,207,741
Viking Therapeutics Inc (b)(c)	126,274	3,645,530
		512,787,688
Health Care Equipment & Supplies - 1.3%
Align Technology Inc (b)	52,118	9,032,049
Dexcom Inc (b)	463,070	33,053,937
Edwards Lifesciences Corp (b)	132,679	10,015,938
GE HealthCare Technologies Inc	50,710	3,566,434
IDEXX Laboratories Inc (b)	96,462	41,734,284
Inspire Medical Systems Inc (b)	34,766	5,506,239
Insulet Corp (b)	82,883	20,910,552
Intuitive Surgical Inc (b)	419,462	216,358,500
Masimo Corp (b)	26,789	4,311,957
Penumbra Inc (b)	43,751	12,812,043
ResMed Inc	47,110	11,145,755
Stryker Corp	127,601	47,712,566
		416,160,254
Health Care Providers & Services - 0.7%
Cardinal Health Inc	171,700	24,259,493
Cencora Inc	205,612	60,176,464
Chemed Corp	1,778	1,033,924
Cigna Group/The	29,076	9,887,003
DaVita Inc (b)	55,945	7,919,015
Elevance Health Inc	44,171	18,577,439
HCA Healthcare Inc	53,841	18,579,452
McKesson Corp	64,954	46,298,562
Molina Healthcare Inc (b)	42,450	13,881,575
UnitedHealth Group Inc	74,254	30,551,066
		231,163,993
Health Care Technology - 0.1%
Doximity Inc Class A (b)	11,135	633,359
Veeva Systems Inc Class A (b)	175,059	40,909,538
		41,542,897
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (b)	83,246	688,444
Bruker Corp	82,133	3,290,248
Fortrea Holdings Inc (b)	10,800	67,283
IQVIA Holdings Inc (b)	24,202	3,753,004
Medpace Holdings Inc (b)	30,163	9,301,968
Repligen Corp (b)	9,423	1,300,280
Waters Corp (b)	42,671	14,837,987
West Pharmaceutical Services Inc	52,299	11,050,256
		44,289,470
Pharmaceuticals - 3.9%
Eli Lilly & Co	950,587	854,530,184
Merck & Co Inc	3,010,832	256,522,886
Zoetis Inc Class A	442,306	69,176,658
		1,180,229,728
TOTAL HEALTH CARE		2,426,174,030

Industrials - 4.9%
Aerospace & Defense - 0.8%
Axon Enterprise Inc (b)	86,108	52,810,036
Boeing Co (b)	145,671	26,692,754
BWX Technologies Inc	22,061	2,407,296
GE Aerospace	274,759	55,374,929
HEICO Corp	52,465	13,156,123
HEICO Corp Class A	96,177	19,324,845
Howmet Aerospace Inc	29,355	4,068,016
Loar Holdings Inc (b)(c)	37,738	3,569,260
Lockheed Martin Corp	80,129	38,281,630
Spirit AeroSystems Holdings Inc Class A (b)	17,163	617,868
Standardaero Inc (c)	40,169	1,085,366
TransDigm Group Inc	13,053	18,444,803
		235,832,926
Air Freight & Logistics - 0.0%
Expeditors International of Washington Inc	26,995	2,967,020
Building Products - 0.3%
AAON Inc	79,930	7,295,211
Advanced Drainage Systems Inc	31,578	3,583,787
Armstrong World Industries Inc	17,330	2,513,197
AZEK Co Inc/The Class A (b)	117,731	5,834,748
Builders FirstSource Inc (b)	12,236	1,463,793
Carlisle Cos Inc	7,238	2,746,676
Lennox International Inc	38,038	20,797,277
Simpson Manufacturing Co Inc	4,699	722,188
Trane Technologies PLC	91,650	35,130,362
Trex Co Inc (b)	126,841	7,333,947
		87,421,186
Commercial Services & Supplies - 0.9%
Cintas Corp	389,513	82,452,112
Copart Inc (b)	964,905	58,888,152
Rollins Inc	331,599	18,944,251
Tetra Tech Inc	68,025	2,121,699
Veralto Corp	131,912	12,650,361
Waste Management Inc	476,039	111,088,461
		286,145,036
Construction & Engineering - 0.1%
Comfort Systems USA Inc	41,705	16,579,823
EMCOR Group Inc	21,331	8,547,332
Quanta Services Inc	52,752	15,439,983
WillScot Holdings Corp	62,379	1,566,960
		42,134,098
Electrical Equipment - 0.1%
Generac Holdings Inc (b)	33,657	3,849,688
Rockwell Automation Inc	12,359	3,061,077
Vertiv Holdings Co Class A	424,892	36,277,279
		43,188,044
Ground Transportation - 1.1%
Avis Budget Group Inc (b)(c)	7,875	729,461
Lyft Inc Class A (b)	303,821	3,767,380
Old Dominion Freight Line Inc	229,570	35,188,490
Saia Inc (b)	18,348	4,476,912
U-Haul Holding Co (b)(c)	3,819	234,448
U-Haul Holding Co Class N	51,760	2,836,448
Uber Technologies Inc (b)	2,413,310	195,502,244
Union Pacific Corp	346,951	74,823,454
XPO Inc (b)	135,651	14,395,284
		331,954,121
Industrial Conglomerates - 0.1%
3M Co	120,088	16,681,424
Honeywell International Inc	119,926	25,244,423
		41,925,847
Machinery - 0.2%
Caterpillar Inc	81,384	25,169,630
Illinois Tool Works Inc	130,302	31,260,753
Lincoln Electric Holdings Inc	18,269	3,218,997
		59,649,380
Passenger Airlines - 0.0%
American Airlines Group Inc (b)(c)	55,799	555,200
Professional Services - 0.9%
Automatic Data Processing Inc	452,915	136,146,249
Booz Allen Hamilton Holding Corp Class A	149,648	17,960,753
Broadridge Financial Solutions Inc	126,882	30,756,197
Dayforce Inc (b)	18,954	1,096,868
Equifax Inc	29,292	7,619,728
KBR Inc	13,516	713,779
Paychex Inc	137,035	20,160,589
Paycom Software Inc	38,072	8,619,120
Paylocity Holding Corp (b)	51,486	9,890,461
TransUnion	13,134	1,089,597
Verisk Analytics Inc	167,237	49,574,064
		283,627,405
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (b)	148,106	7,802,224
Fastenal Co	572,717	46,372,896
Ferguson Enterprises Inc	15,916	2,700,309
SiteOne Landscape Supply Inc (b)(c)	19,483	2,236,843
United Rentals Inc	18,807	11,875,680
WW Grainger Inc	44,881	45,972,057
		116,960,009
TOTAL INDUSTRIALS		1,532,360,272

Information Technology - 46.5%
Communications Equipment - 0.5%
Arista Networks Inc	1,223,207	100,633,240
Motorola Solutions Inc	93,115	41,006,915
Ubiquiti Inc (c)	2,203	719,169
		142,359,324
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	817,526	62,908,626
CDW Corp/DE	80,206	12,877,875
Cognex Corp	11,002	300,355
Ingram Micro Holding Corp	5,122	91,069
Jabil Inc	10,400	1,524,224
Zebra Technologies Corp Class A (b)	12,993	3,252,408
		80,954,557
IT Services - 0.7%
Cloudflare Inc Class A (b)	361,396	43,649,409
EPAM Systems Inc (b)	4,063	637,525
Gartner Inc (b)	89,455	37,667,711
Globant SA (b)(c)	37,542	4,413,813
GoDaddy Inc Class A (b)	165,926	31,248,844
MongoDB Inc Class A (b)	84,967	14,628,768
Okta Inc Class A (b)	85,827	9,626,356
Snowflake Inc Class A (b)	370,656	59,115,926
Twilio Inc Class A (b)	35,949	3,476,628
VeriSign Inc (b)	6,420	1,811,210
		206,276,190
Semiconductors & Semiconductor Equipment - 14.9%
Advanced Micro Devices Inc (b)	1,261,529	122,809,848
Applied Materials Inc	887,945	133,822,191
Astera Labs Inc (b)	6,604	431,307
Broadcom Inc	5,305,653	1,021,179,033
Enphase Energy Inc (b)	156,299	6,969,372
Entegris Inc	178,703	14,138,981
KLA Corp	157,838	110,911,184
Lam Research Corp	1,526,209	109,383,399
Lattice Semiconductor Corp (b)	139,914	6,845,992
Marvell Technology Inc	81,399	4,751,260
MKS Instruments Inc	4,623	324,257
Monolithic Power Systems Inc	55,740	33,059,394
NVIDIA Corp	26,397,047	2,875,166,360
Onto Innovation Inc (b)	14,893	1,816,499
QUALCOMM Inc	1,243,740	184,645,640
Teradyne Inc	168,866	12,531,546
Texas Instruments Inc	130,771	20,929,899
Universal Display Corp	27,892	3,504,072
		4,663,220,234
Software - 18.7%
Adobe Inc (b)	516,824	193,798,664
Appfolio Inc Class A (b)	26,878	5,550,845
AppLovin Corp Class A (b)	311,273	83,828,932
Atlassian Corp Class A (b)	191,782	43,785,748
Autodesk Inc (b)	255,735	70,135,324
Bentley Systems Inc Class B	166,195	7,144,723
BILL Holdings Inc (b)	29,882	1,361,722
Cadence Design Systems Inc (b)	323,574	96,340,923
Confluent Inc Class A (b)	293,691	6,992,783
Crowdstrike Holdings Inc Class A (b)	273,187	117,161,709
Datadog Inc Class A (b)	360,653	36,844,310
Docusign Inc (b)	237,895	19,447,916
DoubleVerify Holdings Inc (b)	95,169	1,261,940
Dropbox Inc Class A (b)	80,481	2,297,733
Dynatrace Inc (b)	353,897	16,622,542
Elastic NV (b)	103,264	8,901,357
Fair Isaac Corp (b)	23,821	47,396,167
Five9 Inc (b)(c)	87,813	2,207,619
Fortinet Inc (b)	611,293	63,427,762
Gitlab Inc Class A (b)	149,725	6,987,666
Guidewire Software Inc (b)	44,195	9,049,810
HubSpot Inc (b)	58,806	35,959,869
Intuit Inc	324,212	203,433,304
Manhattan Associates Inc (b)	71,925	12,758,776
Microsoft Corp	8,381,495	3,312,869,714
MicroStrategy Inc Class A (b)(c)	17,272	6,565,260
nCino Inc (b)(c)	61,205	1,419,956
Nutanix Inc Class A (b)	84,346	5,794,570
Oracle Corp	1,897,884	267,070,236
Palantir Technologies Inc Class A (b)	2,444,296	289,502,418
Palo Alto Networks Inc (b)	768,147	143,589,719
Pegasystems Inc	52,852	4,866,612
Procore Technologies Inc (b)	126,960	8,136,866
PTC Inc (b)	85,283	13,216,307
RingCentral Inc Class A (b)	94,869	2,419,160
Salesforce Inc	930,487	250,031,162
SentinelOne Inc Class A (b)	54,095	1,000,757
Servicenow Inc (b)	243,793	232,824,753
Synopsys Inc (b)	183,069	84,030,502
Teradata Corp (b)	113,379	2,437,649
Tyler Technologies Inc (b)	42,767	23,235,311
UiPath Inc Class A (b)	434,945	5,193,243
Unity Software Inc (b)	161,677	3,406,534
Workday Inc Class A (b)	251,225	61,550,125
Zscaler Inc (b)	110,555	25,004,224
		5,836,863,222
Technology Hardware, Storage & Peripherals - 11.5%
Apple Inc	16,575,529	3,522,299,913
Dell Technologies Inc Class C	51,592	4,734,081
HP Inc	269,201	6,883,470
NetApp Inc	107,956	9,689,051
Pure Storage Inc Class A (b)	317,637	14,408,014
Super Micro Computer Inc (b)(c)	588,007	18,733,903
		3,576,748,432
TOTAL INFORMATION TECHNOLOGY		14,506,421,959

Materials - 0.6%
Chemicals - 0.5%
Celanese Corp	32,994	1,468,563
Chemours Co/The	12,880	159,454
Ecolab Inc	257,249	64,680,116
RPM International Inc	34,133	3,643,698
Sherwin-Williams Co/The	253,647	89,517,100
		159,468,931
Construction Materials - 0.1%
Eagle Materials Inc	29,874	6,763,175
Martin Marietta Materials Inc	4,079	2,137,314
Vulcan Materials Co	40,523	10,630,399
		19,530,888
Containers & Packaging - 0.0%
Avery Dennison Corp	35,823	6,129,674
Sealed Air Corp	9,348	257,630
		6,387,304
Metals & Mining - 0.0%
Cleveland-Cliffs Inc (b)	186,976	1,540,682
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	51,864	4,476,382
TOTAL MATERIALS		191,404,187

Real Estate - 0.6%
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (b)	17,358	3,947,383
Retail REITs - 0.0%
Simon Property Group Inc	98,291	15,469,038
Specialized REITs - 0.6%
American Tower Corp	554,275	124,939,128
Equinix Inc	6,177	5,316,853
Iron Mountain Inc	197,300	17,691,891
Lamar Advertising Co Class A	26,076	2,967,709
Public Storage Operating Co	28,538	8,573,671
		159,489,252
TOTAL REAL ESTATE		178,905,673

Utilities - 0.2%
Electric Utilities - 0.0%
Constellation Energy Corp	59,436	13,280,380
NRG Energy Inc	97,926	10,730,730
		24,011,110
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	402,677	52,199,020
TOTAL UTILITIES		76,210,130

TOTAL UNITED STATES		31,049,004,465
TOTAL COMMON STOCKS (Cost $21,906,210,446)		31,139,922,405

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $3,814,481)	4.25	3,827,000	3,814,439

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	80,276,948	80,293,003
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	54,625,518	54,630,981
TOTAL MONEY MARKET FUNDS (Cost $134,923,984)			134,923,984

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $22,044,948,911)	31,278,660,828
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(52,993,098)
NET ASSETS - 100.0%	31,225,667,730

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini NASDAQ 100 Index Contracts (United States)	163	Jun 2025	64,086,710	5,728,963	5,728,963
CME E-Mini S&P 500 Index Contracts (United States)	71	Jun 2025	19,833,850	1,505,930	1,505,930

TOTAL FUTURES CONTRACTS					7,234,893
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,814,439.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	140,601,008	2,954,811,533	3,015,119,125	3,950,003	(413)	-	80,293,003	80,276,948	0.1%
Fidelity Securities Lending Cash Central Fund	61,421,683	647,984,754	654,775,456	166,706	-	-	54,630,981	54,625,518	0.2%
Total	202,022,691	3,602,796,287	3,669,894,581	4,116,709	(413)	-	134,923,984

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,009,132,047	4,009,132,047	-	-
Consumer Discretionary	4,562,648,740	4,562,648,740	-	-
Consumer Staples	1,180,655,448	1,180,655,448	-	-
Energy	145,124,371	145,124,371	-	-
Financials	2,321,554,610	2,321,554,610	-	-
Health Care	2,426,174,030	2,426,174,030	-	-
Industrials	1,532,360,272	1,532,360,272	-	-
Information Technology	14,506,421,959	14,506,421,959	-	-
Materials	200,735,125	200,735,125	-	-
Real Estate	178,905,673	178,905,673	-	-
Utilities	76,210,130	76,210,130	-	-

U.S. Treasury Obligations	3,814,439	-	3,814,439	-

Money Market Funds	134,923,984	134,923,984	-	-
Total Investments in Securities:	31,278,660,828	31,274,846,389	3,814,439	-
Derivative Instruments:

Assets
Futures Contracts	7,234,893	7,234,893	-	-
Total Assets	7,234,893	7,234,893	-	-
Total Derivative Instruments:	7,234,893	7,234,893	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,234,893	0
Total Equity Risk	7,234,893	0
Total Value of Derivatives	7,234,893	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $63,627,049) - See accompanying schedule:
Unaffiliated issuers (cost $21,910,024,927)	$31,143,736,844
Fidelity Central Funds (cost $134,923,984)	134,923,984

Total Investment in Securities (cost $22,044,948,911)		$31,278,660,828
Segregated cash with brokers for derivative instruments		3,079,720
Receivable for fund shares sold		25,014,885
Dividends receivable		5,807,747
Distributions receivable from Fidelity Central Funds		300,983
Receivable for daily variation margin on futures contracts		135,168
Other receivables		61,627
Total assets		31,313,060,958
Liabilities
Payable for fund shares redeemed	$31,833,110
Accrued management fee	862,512
Other payables and accrued expenses	61,001
Collateral on securities loaned	54,636,605
Total liabilities		87,393,228
Net Assets		$31,225,667,730
Net Assets consist of:
Paid in capital		$22,670,481,172
Total accumulated earnings (loss)		8,555,186,558
Net Assets		$31,225,667,730
Net Asset Value, offering price and redemption price per share ($31,225,667,730 ÷ 869,966,762 shares)		$35.89
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$181,517,618
Interest		217,561
Income from Fidelity Central Funds (including $166,706 from security lending)		4,116,709
Total income		185,851,888
Expenses
Management fee	$10,042,570
Independent trustees' fees and expenses	71,925
Total expenses before reductions	10,114,495
Expense reductions	(6,790)
Total expenses after reductions		10,107,705
Net Investment income (loss)		175,744,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(157,717,182)
Redemptions in-kind	609,364,323
Fidelity Central Funds	(413)
Futures contracts	1,964,294
Total net realized gain (loss)		453,611,022
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,353,325,164
Futures contracts	7,254,836
Total change in net unrealized appreciation (depreciation)		2,360,580,000
Net gain (loss)		2,814,191,022
Net increase (decrease) in net assets resulting from operations		$2,989,935,205
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$175,744,183	$141,327,369
Net realized gain (loss)	453,611,022	350,785,373
Change in net unrealized appreciation (depreciation)	2,360,580,000	4,223,333,227
Net increase (decrease) in net assets resulting from operations	2,989,935,205	4,715,445,969
Distributions to shareholders	(116,186,775)	(135,662,713)

Share transactions
Proceeds from sales of shares	14,179,230,808	10,051,228,797
Reinvestment of distributions	104,573,920	119,504,458
Cost of shares redeemed	(8,050,329,082)	(5,585,256,177)

Net increase (decrease) in net assets resulting from share transactions	6,233,475,646	4,585,477,078
Total increase (decrease) in net assets	9,107,224,076	9,165,260,334

Net Assets
Beginning of period	22,118,443,654	12,953,183,320
End of period	$31,225,667,730	$22,118,443,654

Other Information
Shares
Sold	385,332,800	356,440,425
Issued in reinvestment of distributions	2,632,117	4,187,420
Redeemed	(220,915,188)	(196,321,249)
Net increase (decrease)	167,049,729	164,306,596

Financial Highlights
Fidelity® Large Cap Growth Index Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.47	$24.05	$23.70	$25.63	$17.27
Income from Investment Operations
Net investment income (loss) A,B	.22	.23	.23	.19	.18
Net realized and unrealized gain (loss)	4.35	7.41	.30	(1.46)	8.60
Total from investment operations	4.57	7.64	.53	(1.27)	8.78
Distributions from net investment income	(.15)	(.22)	(.18)	(.16)	(.18)
Distributions from net realized gain	-	-	-	(.50)	(.24)
Total distributions	(.15)	(.22)	(.18)	(.66)	(.42)
Net asset value, end of period	$35.89	$31.47	$24.05	$23.70	$25.63
Total Return C	14.46%	31.85%	2.33%	(5.39)%	51.34%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.04%	.03%	.03%	.04%	.04%
Net investment income (loss)	.61%	.80%	1.01%	.70%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$31,225,668	$22,118,444	$12,953,183	$8,720,854	$7,121,373
Portfolio turnover rate F	9 % G	15% G	12%	14%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Large Cap Growth Index Fund	$60,529

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,212,046,497
Gross unrealized depreciation	(1,166,959,618)
Net unrealized appreciation (depreciation)	$9,045,086,879
Tax Cost	$22,233,573,949

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(489,900,322)
Net unrealized appreciation (depreciation) on securities and other investments	$9,045,086,879

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(261,617,653)
Long-term	(228,282,669)
Total capital loss carryforward	$(489,900,322)

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$116,186,775	$135,662,713

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	10,235,228,492	2,468,162,658

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	42,105,784	609,364,323	1,497,517,837

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	26,112,359	428,559,748	748,945,115
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	11,174,000	4.71%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Growth Index Fund	1,435	1,614	(216)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Growth Index Fund	17,988	1,231	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Large Cap Growth Index Fund	11,972,274
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,790.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Large Cap Growth Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9879605.108
LC1-I-ANN-0625
Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Small Cap Index Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
ARGENTINA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Despegar.com Corp (b)	13,701	266,621
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)	10,223	91,905
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)	1,431	2,303
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	19,278	321,943
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	29,046	235,854
BERMUDA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	10,539	75,986
Financials - 0.1%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	8,556	343,780
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B (b)	7,950	147,075
TOTAL FINANCIALS		490,855

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States) (c)	5,346	27,906
TOTAL BERMUDA		594,747
BRAZIL - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Pagseguro Digital Ltd Class A (b)	35,917	360,248
StoneCo Ltd Class A (b)	55,424	779,261

TOTAL BRAZIL		1,139,509
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd	19,050	809,720
CANADA - 0.6%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	18,105	78,214
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)	36,310	54,828
Teekay Tankers Ltd Class A	4,644	197,695
		252,523
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	2,235	19,333
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)	25,755	212,221
Fennec Pharmaceuticals Inc (United States) (b)	4,622	27,917
		240,138
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	4,929	129,288
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	35,346	244,241
Hut 8 Corp (United States) (b)(c)	15,755	193,944
		438,185
Materials - 0.1%
Metals & Mining - 0.1%
i-80 Gold Corp (United States) (b)(c)	61,272	37,633
Novagold Resources Inc (United States) (b)	46,782	197,888
Ssr Mining Inc (United States) (b)	38,870	413,577
		649,098
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	19,557	86,246
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States)	23,107	865,126
TOTAL CANADA		2,758,151
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	22,592	44,958
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	10,970	132,079
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	92,435	142,350
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	659	5,409
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	11,331	118,749
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	4,565	57,245
INDIA - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
WNS Holdings Ltd ADR (b)	8,227	497,898
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	8,321	79,382
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	8,551	78,669
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	3,251	136,608
TOTAL IRELAND		294,659
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	6,832	24,459
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	11,074	55,702
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	1,847	32,701
TOTAL HEALTH CARE		88,403

Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	5,968	163,464
TOTAL ISRAEL		251,867
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)(c)	3,939	35,451
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	4,778	11,419
TOTAL KOREA (SOUTH)		46,870
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)	3,230	41,570
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd	32,228	54,788
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	8,666	326,622
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	8,239	76,870
Safe Bulkers Inc	11,701	39,666
		116,536
TOTAL MONACO		443,158
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	12,571	258,208
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States) (c)	5,818	137,246
SFL Corp Ltd	25,525	209,816
		347,062
TOTAL ENERGY		605,270

Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	21,767	26,338
Marine Transportation - 0.0%
Golden Ocean Group Ltd (c)	23,855	184,161
TOTAL INDUSTRIALS		210,499

TOTAL NORWAY		815,769
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	5,213	199,658
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	5,430	29,430
Liberty Latin America Ltd Class C (b)	25,679	141,235
		170,665
Financials - 0.3%
Banks - 0.2%
First BanCorp/Puerto Rico	31,266	614,065
Ofg Bancorp	8,684	341,715
		955,780
Financial Services - 0.1%
EVERTEC Inc	12,132	411,760
TOTAL FINANCIALS		1,367,540

TOTAL PUERTO RICO		1,538,205
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	4,816	105,808
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	10,205	328,907
TOTAL SINGAPORE		434,715
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	3,201	42,157
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	17,942	301,426
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	16,613	23,757
THAILAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	2,781	50,419
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (b)	7,031	1,441,777
TOTAL THAILAND		1,492,196
UNITED KINGDOM - 0.1%
Financials - 0.1%
Insurance - 0.1%
Fidelis Insurance Holdings Ltd	9,588	156,764
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)(c)	12,390	19,081
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	5,195	55,898
TOTAL UNITED KINGDOM		231,743
UNITED STATES - 96.5%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)	2,000	59,700
AST SpaceMobile Inc Class A (b)(c)	25,873	600,512
Atn International Inc	2,064	36,512
Bandwidth Inc Class A (b)	4,891	60,746
Cogent Communications Holdings Inc	8,499	461,921
Globalstar Inc (b)	9,540	183,359
IDT Corp Class B	2,928	147,132
Lumen Technologies Inc (b)	194,858	689,798
Shenandoah Telecommunications Co	9,537	106,242
		2,345,922
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)	78,165	208,701
Atlanta Braves Holdings Inc Class A (b)	1,424	61,873
Atlanta Braves Holdings Inc Class C (b)	10,168	405,296
Cinemark Holdings Inc	21,148	632,537
Eventbrite Inc Class A (b)	16,423	34,817
Golden Matrix Group Inc (b)	5,916	11,121
IMAX Corp (b)	8,234	200,333
Lions Gate Entertainment Corp Class A (b)	13,226	117,447
Lions Gate Entertainment Corp Class B (b)	22,657	180,803
LiveOne Inc (b)	18,137	15,932
Madison Square Garden Entertainment Corp Class A (b)	7,619	247,160
Marcus Corp/The	4,434	72,319
Playstudios Inc Class A (b)	20,690	26,276
Reservoir Media Inc (b)	4,894	36,705
Sphere Entertainment Co Class A (b)	5,278	143,826
Vivid Seats Inc Class A (b)(c)	16,184	45,477
		2,440,623
Interactive Media & Services - 0.5%
Bumble Inc Class A (b)	9,547	40,288
Cargurus Inc Class A (b)	16,948	473,867
Cars.com Inc (b)	13,069	152,123
EverQuote Inc Class A (b)	5,085	120,718
fuboTV Inc (b)	64,383	193,149
Getty Images Holdings Inc Class A (b)(c)	22,776	43,502
MediaAlpha Inc Class A (b)	6,430	54,012
Nextdoor Holdings Inc Class A (b)	38,690	56,874
Outbrain Inc (b)	9,718	34,402
QuinStreet Inc (b)	10,971	192,212
Shutterstock Inc	5,352	85,418
System1 Inc Class A (b)	15,558	8,989
TrueCar Inc (b)	20,815	31,014
Vimeo Inc Class A (b)	29,138	146,856
Yelp Inc Class A (b)	12,602	442,078
Ziff Davis Inc (b)	8,442	249,292
ZipRecruiter Inc Class A (b)	14,201	73,277
		2,398,071
Media - 0.7%
Advantage Solutions Inc Class A (b)	24,988	33,484
AMC Networks Inc Class A (b)	6,565	42,016
Boston Omaha Corp (b)	4,743	73,659
Cable One Inc	1,101	294,264
Cardlytics Inc (b)	9,984	14,377
Clear Channel Outdoor Holdings Inc (b)	68,944	67,855
EchoStar Corp Class A (b)	23,475	527,718
Emerald Holding Inc	4,035	15,858
Entravision Communications Corp Class A	16,375	29,966
EW Scripps Co/The Class A (b)	12,547	25,219
Gannett Co Inc (b)	27,830	89,056
Gray Media Inc	17,808	59,657
Ibotta Inc Class A (b)	3,069	149,767
iHeartMedia Inc Class A (b)	21,609	22,257
Integral Ad Science Holding Corp (b)	14,397	101,787
John Wiley & Sons Inc Class A	7,562	330,006
Magnite Inc (b)	24,546	291,852
National CineMedia Inc	13,486	77,275
PubMatic Inc Class A (b)	8,235	80,456
Scholastic Corp	4,755	85,733
Sinclair Inc Class A	6,288	90,547
Stagwell Inc Class A (b)	17,071	95,256
TechTarget Inc/old	3,387	26,994
TEGNA Inc	30,992	503,000
Thryv Holdings Inc (b)	7,636	104,613
Townsquare Media Inc Class A	3,028	20,045
WideOpenWest Inc (b)	9,579	41,956
		3,294,673
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)	12,812	96,987
Spok Holdings Inc	3,715	53,272
Telephone and Data Systems Inc	18,855	706,874
		857,133
TOTAL COMMUNICATION SERVICES		11,336,422

Consumer Discretionary - 8.8%
Automobile Components - 1.1%
Adient PLC (b)	12,426	157,189
American Axle & Manufacturing Holdings Inc (b)	23,055	88,070
Cooper-Standard Holdings Inc (b)	3,313	48,602
Dana Inc	25,236	346,743
Dorman Products Inc (b)	4,973	563,441
Fox Factory Holding Corp (b)	8,270	167,964
Gentherm Inc (b)	4,423	115,042
Goodyear Tire & Rubber Co/The (b)	54,836	596,616
Holley Inc Class A (b)	9,987	21,471
LCI Industries	4,854	374,146
Luminar Technologies Inc Class A (b)(c)	5,265	20,585
Modine Manufacturing Co (b)	9,951	812,400
Patrick Industries Inc	6,248	480,971
Phinia Inc	8,117	325,898
Solid Power Inc (b)(c)	32,163	35,058
Standard Motor Products Inc	4,268	115,663
Stoneridge Inc (b)	5,928	22,882
Visteon Corp (b)	5,341	422,954
XPEL Inc (b)(d)	4,897	140,250
		4,855,945
Automobiles - 0.0%
Livewire Group Inc (b)(c)	3,619	6,478
Winnebago Industries Inc	5,454	173,546
		180,024
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	4,995	12,338
Groupon Inc (b)(c)	4,479	81,563
QVC Group Inc Class B (b)	415	2,306
Savers Value Village Inc (b)	4,573	43,855
		140,062
Distributors - 0.0%
A-Mark Precious Metals Inc	3,486	84,919
Weyco Group Inc	1,119	33,457
		118,376
Diversified Consumer Services - 1.2%
Adtalem Global Education Inc (b)	7,183	762,835
American Public Education Inc (b)	3,020	70,970
Carriage Services Inc	2,596	103,736
Chegg Inc (b)	20,869	15,176
Coursera Inc (b)	21,364	179,885
European Wax Center Inc Class A (b)	6,460	20,155
Frontdoor Inc (b)	14,789	607,976
Graham Holdings Co Class B	612	563,071
KinderCare Learning Cos Inc (b)	5,417	66,412
Laureate Education Inc (b)	24,946	500,666
Lincoln Educational Services Corp (b)	5,007	84,618
Mister Car Wash Inc (b)	18,308	125,593
Nerdy Inc Class A (b)(c)	15,712	24,982
Perdoceo Education Corp	12,698	318,974
Strategic Education Inc	4,319	352,344
Stride Inc (b)	8,150	1,159,338
Udemy Inc (b)	17,524	120,390
Universal Technical Institute Inc (b)	8,912	250,071
Zspace Inc (b)(c)	560	4,681
		5,331,873
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment Inc Class A (b)	10,113	104,164
Biglari Holdings Inc Class B (b)	151	35,169
BJ's Restaurants Inc (b)	3,585	119,345
Bloomin' Brands Inc	15,275	122,506
Brinker International Inc (b)	8,440	1,133,492
Cheesecake Factory Inc/The (c)	9,277	467,282
Cracker Barrel Old Country Store Inc (c)	3,508	149,792
Dave & Buster's Entertainment Inc (b)(c)	6,087	116,810
Denny's Corp (b)	9,890	36,494
Dine Brands Global Inc	3,095	61,621
El Pollo Loco Holdings Inc (b)	5,008	46,825
Empire Resorts Inc (b)(e)	126	0
Everi Holdings Inc (b)	15,202	213,588
First Watch Restaurant Group Inc (b)	7,431	131,231
Full House Resorts Inc (b)	6,450	20,834
Global Business Travel Group I Class A (b)	23,895	160,335
Golden Entertainment Inc	3,715	95,476
Hilton Grand Vacations Inc (b)	13,335	448,456
Inspired Entertainment Inc (b)	4,005	29,677
International Game Technology PLC	22,028	361,259
Jack in the Box Inc	3,752	97,702
Krispy Kreme Inc	16,966	69,561
Kura Sushi USA Inc Class A (b)	1,332	78,428
Life Time Group Holdings Inc (b)	16,056	492,277
Lindblad Expeditions Holdings Inc (b)	6,905	61,040
Monarch Casino & Resort Inc	2,468	192,973
Nathan's Famous Inc	517	50,537
ONE Group Hospitality Inc/The (b)	4,245	12,777
Papa John's International Inc	6,472	223,478
PlayAGS Inc (b)	7,325	88,779
Portillo's Inc Class A (b)(c)	10,684	110,473
Potbelly Corp (b)	5,228	42,347
Rci Hospitality Holdings Inc	1,606	63,726
Red Rock Resorts Inc Class A	9,410	401,807
Rush Street Interactive Inc Class A (b)	14,792	179,427
Sabre Corp (b)	73,666	174,588
Shake Shack Inc Class A (b)	7,312	641,555
Six Flags Entertainment Corp	17,871	614,941
Sweetgreen Inc Class A (b)	19,745	384,633
Target Hospitality Corp (b)	6,651	45,227
United Parks & Resorts Inc (b)(c)	5,967	260,460
Vacasa Inc Class A (b)	2,069	11,152
Xponential Fitness Inc Class A (b)	4,678	39,155
		8,191,399
Household Durables - 2.0%
Beazer Homes USA Inc (b)	5,613	109,790
Cavco Industries Inc (b)	1,531	756,084
Century Communities Inc	5,340	291,244
Champion Homes Inc (b)	10,246	886,279
Cricut Inc Class A	8,907	44,357
Dream Finders Homes Inc Class A (b)(c)	5,370	121,684
Ethan Allen Interiors Inc	4,418	125,604
Flexsteel Industries Inc	888	29,650
Gopro Inc Class A (b)	25,471	14,671
Green Brick Partners Inc (b)	5,922	349,339
Hamilton Beach Brands Holding Co Class A	1,518	30,056
Helen of Troy Ltd (b)	4,418	123,085
Hooker Furnishings Corp	2,271	21,802
Hovnanian Enterprises Inc Class A (b)	956	92,541
Installed Building Products Inc	4,552	754,858
iRobot Corp (b)	1,867	4,574
KB Home	12,369	668,297
La-Z-Boy Inc	7,949	313,986
Landsea Homes Corp Class A (b)	5,720	34,892
Legacy Housing Corp (b)	1,976	48,066
LGI Homes Inc (b)	4,054	221,389
Lifetime Brands Inc	2,608	9,493
Lovesac Co/The (b)	2,692	52,359
M/I Homes Inc (b)	5,110	545,135
Meritage Homes Corp	13,836	942,786
Purple Innovation Inc Class A (b)	12,404	8,395
Sonos Inc (b)	23,182	213,506
Taylor Morrison Home Corp (b)	19,577	1,122,742
Traeger Inc (b)	6,381	9,316
Tri Pointe Homes Inc (b)	17,696	544,152
United Homes Group Inc Class A (b)	1,693	3,301
		8,493,433
Leisure Products - 0.3%
Acushnet Holdings Corp	5,384	356,528
AMMO Inc (b)	18,232	35,917
Clarus Corp	6,354	20,905
Escalade Inc	1,997	30,314
Funko Inc Class A (b)	6,317	25,331
JAKKS Pacific Inc	1,642	31,674
Johnson Outdoors Inc Class A	1,083	24,725
Latham Group Inc (b)	7,894	43,141
Malibu Boats Inc Class A (b)	3,844	109,785
Marine Products Corp	1,958	16,447
MasterCraft Boat Holdings Inc (b)	3,229	53,085
Peloton Interactive Inc Class A (b)	67,808	467,198
Smith & Wesson Brands Inc	8,761	83,492
Sturm Ruger & Co Inc	3,215	130,722
Topgolf Callaway Brands Corp (b)	22,177	146,590
		1,575,854
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	5,393	29,823
Abercrombie & Fitch Co Class A (b)	9,520	660,878
Academy Sports & Outdoors Inc	13,095	493,420
aka Brands Holding Corp (b)	99	750
America's Car-Mart Inc/TX (b)	1,435	68,048
American Eagle Outfitters Inc	34,435	362,601
Arhaus Inc Class A (b)	9,994	78,553
Arko Corp	15,492	62,355
Asbury Automotive Group Inc (b)	3,768	821,952
BARK Inc (b)	24,934	28,175
Beyond Inc (b)	9,040	36,793
Boot Barn Holdings Inc (b)	5,682	592,860
Buckle Inc/The	5,970	207,517
Build-A-Bear Workshop Inc	2,408	84,954
Caleres Inc	6,424	97,902
Camping World Holdings Inc Class A	10,886	131,285
Citi Trends Inc (b)	1,264	28,225
Designer Brands Inc Class A	7,307	20,387
Destination XL Group Inc (b)	10,799	10,686
EVgo Inc Class A (b)	23,984	66,196
Foot Locker Inc (b)	16,199	198,762
Genesco Inc (b)	2,102	40,779
Group 1 Automotive Inc	2,500	1,009,075
GrowGeneration Corp (b)	12,011	14,053
Haverty Furniture Cos Inc	3,061	55,588
J Jill Inc	1,226	18,660
Lands' End Inc (b)	2,654	23,568
Leslie's Inc (b)	36,975	22,192
MarineMax Inc (b)	4,275	91,742
Monro Inc	3,766	52,498
National Vision Holdings Inc (b)	12,215	150,855
ODP Corp/The (b)	5,804	79,399
OneWater Marine Inc Class A (b)	2,349	35,258
Petco Health & Wellness Co Inc Class A (b)	16,468	48,581
RealReal Inc/The (b)	19,337	112,155
Revolve Group Inc Class A (b)	7,384	146,794
RumbleON Inc Class B (b)	3,742	9,466
Sally Beauty Holdings Inc (b)	19,859	161,652
Shoe Carnival Inc	3,601	62,585
Signet Jewelers Ltd	8,041	476,831
Sleep Number Corp (b)	4,325	33,692
Sonic Automotive Inc Class A	2,835	172,141
Stitch Fix Inc Class A (b)	19,365	63,324
ThredUp Inc Class A (b)	15,106	67,826
Tile Shop Holdings Inc (b)	5,091	28,866
Tilly's Inc Class A (b)	3,150	4,819
Torrid Holdings Inc (b)(c)	3,907	24,809
Upbound Group Inc	10,439	207,736
Urban Outfitters Inc (b)	12,147	641,119
Victoria's Secret & Co (b)	15,076	283,429
Warby Parker Inc Class A (b)	16,952	279,878
Winmark Corp	553	199,086
Zumiez Inc (b)	3,005	35,159
		8,735,737
Textiles, Apparel & Luxury Goods - 0.4%
Figs Inc Class A (b)	25,683	103,502
G-III Apparel Group Ltd (b)	7,642	192,731
Hanesbrands Inc (b)	67,832	311,349
Kontoor Brands Inc	10,725	645,109
Movado Group Inc	3,504	48,671
Oxford Industries Inc	2,980	144,828
Rocky Brands Inc	1,717	36,727
Steven Madden Ltd	14,141	296,961
Superior Group of Cos Inc	2,986	30,995
Vera Bradley Inc (b)	7,467	14,560
Wolverine World Wide Inc	15,562	203,084
		2,028,517
TOTAL CONSUMER DISCRETIONARY		39,651,220

Consumer Staples - 3.3%
Beverages - 0.4%
MGP Ingredients Inc	2,890	85,168
National Beverage Corp	4,767	211,655
Primo Brands Corp Class A	38,298	1,251,196
Vita Coco Co Inc/The (b)	7,602	251,246
		1,799,265
Consumer Staples Distribution & Retail - 1.2%
Andersons Inc/The	6,303	237,686
Chefs' Warehouse Inc/The (b)	6,776	386,029
Guardian Pharmacy Services Inc Class A (b)	1,710	42,818
HF Foods Group Inc (b)	7,796	29,235
Ingles Markets Inc Class A	2,826	174,336
Natural Grocers by Vitamin Cottage Inc	1,748	87,680
PriceSmart Inc	4,819	489,080
SpartanNash Co	6,612	131,182
Sprouts Farmers Market Inc (b)	19,302	3,300,642
United Natural Foods Inc (b)	11,211	299,446
Village Super Market Inc Class A	1,663	61,282
Weis Markets Inc	3,159	271,642
		5,511,058
Food Products - 1.0%
Alico Inc	1,310	37,387
B&G Foods Inc	15,679	108,028
Beyond Meat Inc (b)(c)	11,860	29,413
BRC Inc Class A (b)	11,001	25,082
Cal-Maine Foods Inc	8,480	791,778
Calavo Growers Inc	3,234	89,323
Dole PLC	14,218	215,971
Fresh Del Monte Produce Inc	6,516	221,609
Hain Celestial Group Inc (b)	17,750	53,960
J & J Snack Foods Corp	2,937	380,606
John B Sanfilippo & Son Inc	1,717	113,786
Lancaster Colony Corp	3,755	611,239
Lifeway Foods Inc (b)	864	20,460
Limoneira Co	3,203	48,141
Mama's Creations Inc (b)	6,505	42,933
Mission Produce Inc (b)	8,254	86,461
Seneca Foods Corp Class A (b)	855	76,685
Simply Good Foods Co/The (b)	17,674	638,208
TreeHouse Foods Inc (b)	9,014	209,936
Utz Brands Inc Class A	12,871	171,056
Vital Farms Inc (b)	6,580	225,299
Westrock Coffee Co (b)(c)	7,603	44,097
WK Kellogg Co (c)	12,749	228,590
		4,470,048
Household Products - 0.3%
Central Garden & Pet Co (b)	2,664	89,403
Central Garden & Pet Co Class A (b)	8,866	262,168
Energizer Holdings Inc	13,780	372,611
Oil-Dri Corp of America	1,877	79,003
WD-40 Co	2,617	597,619
		1,400,804
Personal Care Products - 0.3%
Beauty Health Co/The Class A (b)	17,086	16,941
Edgewell Personal Care Co	9,279	283,473
Herbalife Ltd (b)	19,576	140,947
Honest Co Inc/The (b)	16,305	78,101
Interparfums Inc	3,597	392,793
Medifast Inc (b)	2,163	28,422
Nature's Sunshine Products Inc (b)	2,832	34,890
Nu Skin Enterprises Inc Class A	10,570	66,908
Olaplex Holdings Inc (b)	29,968	39,258
USANA Health Sciences Inc (b)	2,341	65,759
Waldencast plc Class A (b)(c)	7,032	19,127
		1,166,619
Tobacco - 0.1%
Ispire Technology Inc (b)	5,405	14,917
Turning Point Brands Inc	3,250	199,485
Universal Corp/VA	4,661	271,596
		485,998
TOTAL CONSUMER STAPLES		14,833,792

Energy - 4.0%
Energy Equipment & Services - 1.6%
Archrock Inc	31,819	748,701
Aris Water Solutions Inc Class A	5,096	127,196
Atlas Energy Solutions Inc (c)	14,342	194,047
Bristow Group Inc (b)	4,615	134,020
Cactus Inc Class A	12,748	483,659
ChampionX Corp	36,537	881,638
Core Laboratories Inc	8,952	101,784
DMC Global Inc (b)	3,932	25,519
Drilling Tools International Corp (b)	2,267	4,578
Expro Group Holdings NV (b)	18,259	151,002
Flowco Holdings Inc Class A	3,744	72,334
Forum Energy Technologies Inc (b)	2,281	33,417
Geospace Technologies Corp (b)	2,385	15,359
Helix Energy Solutions Group Inc (b)	27,403	166,884
Helmerich & Payne Inc	18,988	358,683
Innovex International Inc (b)	6,902	104,220
Kodiak Gas Services Inc	8,589	292,112
Liberty Energy Inc Class A	30,439	350,049
Mammoth Energy Services Inc (b)	5,281	13,361
Nabors Industries Ltd (b)	1,783	47,856
Natural Gas Services Group Inc (b)	1,993	35,814
Noble Corp PLC	25,742	559,631
NPK International Inc (b)	16,065	92,856
Oceaneering International Inc (b)	19,224	341,226
Oil States International Inc (b)	11,683	41,007
Patterson-UTI Energy Inc	75,072	423,406
ProFrac Holding Corp Class A (b)(c)	4,598	19,082
ProPetro Holding Corp (b)	16,773	83,530
Ranger Energy Services Inc Class A	2,703	29,976
RPC Inc	16,582	78,433
SEACOR Marine Holdings Inc (b)	5,128	25,025
Select Water Solutions Inc Class A	17,328	147,635
Solaris Energy Infrastructure Inc Class A	5,893	124,578
TETRA Technologies Inc (b)	24,353	69,406
Tidewater Inc (b)	9,388	339,752
Transocean Ltd (b)	141,077	300,494
Valaris Ltd (b)	11,898	384,424
		7,402,694
Oil, Gas & Consumable Fuels - 2.4%
Aemetis Inc (b)(c)	7,694	9,694
Amplify Energy Corp (b)	7,659	19,913
Berry Corp	17,855	44,280
California Resources Corp	13,558	467,887
Centrus Energy Corp Class A (b)(c)	2,798	193,873
Chord Energy Corp warrants 9/1/2025 (b)	111	85
Clean Energy Fuels Corp (b)	33,695	48,858
CNX Resources Corp (b)	27,989	823,717
Comstock Resources Inc (b)	17,749	324,274
Core Natural Resources Inc	10,182	735,243
Crescent Energy Co Class A	32,453	268,711
CVR Energy Inc	6,763	127,550
Delek US Holdings Inc	12,431	161,852
DHT Holdings Inc	26,287	281,008
Diversified Energy Co PLC (United States) (d)	9,280	115,165
Dorian LPG Ltd	7,060	151,225
Empire Petroleum Corp (b)(c)	3,628	16,653
Energy Fuels Inc/Canada (United States) (b)(c)	36,419	164,614
Evolution Petroleum Corp	5,785	24,239
Excelerate Energy Inc Class A	3,164	80,935
FutureFuel Corp	5,059	20,792
Granite Ridge Resources Inc	11,638	55,979
Green Plains Inc (b)	5,980	21,408
Gulfport Energy Corp (b)	2,425	418,313
Hallador Energy Co (b)	4,795	67,442
HighPeak Energy Inc Class A	3,312	26,529
Infinity Natural Resources Inc Class A	2,327	35,719
International Seaways Inc	7,921	268,997
Kinetik Holdings Inc Class A	7,291	301,410
Magnolia Oil & Gas Corp Class A	33,142	680,405
Murphy Oil Corp	27,060	555,542
NACCO Industries Inc Class A	717	25,023
NextDecade Corp (b)	22,581	168,906
Nordic American Tankers Ltd	40,217	102,956
Northern Oil & Gas Inc	19,074	463,498
Par Pacific Holdings Inc (b)	10,558	151,191
PBF Energy Inc Class A	19,788	339,958
Peabody Energy Corp	23,741	292,964
Prairie Operating Co (b)	1,179	4,787
PrimeEnergy Resources Corp (b)	121	20,554
REX American Resources Corp (b)	2,949	117,134
Riley Exploration Permian Inc	2,246	55,431
Ring Energy Inc (b)	29,825	26,428
Sable Offshore Corp (b)	9,739	181,730
SandRidge Energy Inc	6,199	56,473
Sitio Royalties Corp Class A	15,766	267,391
SM Energy Co	22,298	508,171
Talos Energy Inc (b)	28,314	194,800
Ur-Energy Inc (United States) (b)	71,186	53,575
Uranium Energy Corp (b)	79,972	419,853
VAALCO Energy Inc	20,606	67,382
Verde Clean Fuels Inc Class A (b)	1,235	4,162
Vital Energy Inc (b)	5,717	81,067
Vitesse Energy Inc	4,870	99,592
W&T Offshore Inc	21,162	24,336
World Kinect Corp	10,894	273,330
		10,513,004
TOTAL ENERGY		17,915,698

Financials - 18.9%
Banks - 10.4%
1st Source Corp	3,489	209,166
ACNB Corp	1,557	65,254
Amalgamated Financial Corp	3,408	95,969
Amerant Bancorp Inc Class A	7,176	120,844
Ameris Bancorp	12,658	741,759
Ames National Corp	1,727	29,981
Arrow Financial Corp	3,224	79,085
Associated Banc-Corp	32,113	708,413
Atlantic Union Bankshares Corp	25,171	697,237
Axos Financial Inc (b)	10,576	671,364
Banc of California Inc	26,880	362,342
BancFirst Corp	3,890	458,320
Bancorp Inc/The (b)	8,819	426,046
Bank First Corp	1,846	201,546
Bank of Hawaii Corp	7,583	501,312
Bank of Marin Bancorp	2,986	61,273
Bank7 Corp	784	28,537
BankUnited Inc	14,408	471,286
Bankwell Financial Group Inc	1,227	41,608
Banner Corp	6,558	400,956
Bar Harbor Bankshares	2,867	84,978
BayCom Corp	1,883	48,977
BCB Bancorp Inc	3,011	24,749
Berkshire Hills Bancorp Inc	8,352	207,380
Blue Foundry Bancorp (b)	3,437	32,102
Bridgewater Bancshares Inc (b)	3,657	56,281
Brookline Bancorp Inc	17,030	177,793
Burke & Herbert Financial Services Corp	2,584	144,471
Business First Bancshares Inc	4,620	106,491
Byline Bancorp Inc	5,764	147,213
Cadence Bank	34,985	1,023,661
California BanCorp (b)	4,538	63,396
Camden National Corp	3,176	122,340
Capital Bancorp Inc	1,634	51,618
Capital City Bank Group Inc	2,540	92,812
Capitol Federal Financial Inc	23,963	135,870
Carter Bankshares Inc (b)	4,083	62,511
Cathay General Bancorp	13,057	544,346
Central Pacific Financial Corp	5,080	130,505
Chemung Financial Corp	617	27,357
ChoiceOne Financial Services Inc	1,531	43,526
Citizens & Northern Corp	2,930	56,403
Citizens Financial Services Inc	933	50,783
City Holding Co	2,776	321,655
Civista Bancshares Inc	2,895	65,166
CNB Financial Corp/PA	3,884	85,254
Coastal Financial Corp/WA Class A (b)	2,361	193,956
Colony Bankcorp Inc	2,904	45,070
Columbia Financial Inc (b)	5,878	79,177
Community Financial System Inc	10,157	554,471
Community Trust Bancorp Inc	2,902	142,082
Community West Bancshares	3,055	53,463
Connectone Bancorp Inc	7,000	157,710
Customers Bancorp Inc (b)	5,725	286,250
CVB Financial Corp	25,832	478,925
Dime Community Bancshares Inc	7,596	195,141
Eagle Bancorp Inc	5,823	104,523
Eastern Bankshares Inc	37,533	559,992
Enterprise Bancorp Inc/MA	1,727	64,244
Enterprise Financial Services Corp	6,971	362,631
Equity Bancshares Inc Class A	3,032	116,702
Esquire Financial Holdings Inc	1,336	110,781
ESSA Bancorp Inc	1,593	29,471
Farmers & Merchants Bancorp Inc/Archbold OH	2,717	71,104
Farmers National Banc Corp	6,999	91,267
FB Financial Corp	6,844	291,281
Fidelity D&D Bancorp Inc	1,101	44,568
Financial Institutions Inc	3,672	93,232
First Bancorp Inc/The	2,119	51,767
First Bancorp/Southern Pines NC	7,644	309,276
First Bank/Hamilton NJ	3,809	54,773
First Busey Corp	16,408	341,122
First Business Financial Services Inc	1,477	71,103
First Commonwealth Financial Corp	19,620	300,578
First Community Bankshares Inc	3,348	126,153
First Financial Bancorp	18,280	423,182
First Financial Bankshares Inc	24,894	834,198
First Financial Corp	2,180	107,692
First Foundation Inc	12,585	63,177
First Interstate BancSystem Inc Class A	15,968	418,282
First Interstate Bank of Calif	1,721	36,588
First Merchants Corp	11,303	402,839
First Mid Bancshares Inc	4,353	145,521
First of Long Island Corp/The	4,356	50,181
First Western Financial Inc (b)	1,519	32,036
Five Star Bancorp	3,074	85,088
Flagstar Financial Inc	49,040	574,258
Flushing Financial Corp	6,463	77,362
FS Bancorp Inc	1,290	50,439
Fulton Financial Corp	35,595	593,725
FVCBankcorp Inc (b)	3,752	42,848
German American Bancorp Inc	5,407	204,979
Glacier Bancorp Inc	21,855	890,810
Great Southern Bancorp Inc	1,676	92,180
Greene County Bancorp Inc	1,478	32,886
Guaranty Bancshares Inc/TX	1,461	57,651
Hancock Whitney Corp	16,711	870,476
Hanmi Financial Corp	5,741	131,297
Harborone Northeast Bancorp Inc	7,244	82,002
HBT Financial Inc	2,781	64,450
Heritage Commerce Corp	11,583	104,710
Heritage Financial Corp Wash	6,511	148,581
Hilltop Holdings Inc	9,011	266,095
Hingham Institution For Savings The (c)	295	73,620
Home Bancorp Inc	1,295	65,190
Home BancShares Inc/AR	35,704	990,786
HomeStreet Inc (b)	3,675	41,748
HomeTrust Bancshares Inc	2,684	91,632
Hope Bancorp Inc	23,990	239,180
Horizon Bancorp Inc/IN	8,297	121,800
Independent Bank Corp	8,202	484,656
Independent Bank Corp/MI	3,758	114,469
International Bancshares Corp	10,531	642,812
Investar Holding Corp	1,724	32,980
John Marshall Bancorp Inc	2,876	49,438
Kearny Financial Corp/MD	10,760	67,358
Lakeland Financial Corp	4,835	269,164
LCNB Corp	2,628	39,473
LINKBANCORP Inc	4,994	35,058
Live Oak Bancshares Inc	6,862	179,373
Mercantile Bank Corp	3,008	127,268
Metrocity Bankshares Inc	3,813	105,124
Metropolitan Bank Holding Corp (b)	2,008	124,355
Mid Penn Bancorp Inc	4,015	116,636
Middlefield Banc Corp	1,591	41,255
Midland States Bancorp Inc	4,340	70,655
MidWestOne Financial Group Inc	3,648	101,196
MVB Financial Corp	2,480	42,309
National Bank Holdings Corp Class A	7,081	256,049
National Bankshares Inc VA	1,300	33,501
NB Bancorp Inc (b)	7,258	124,475
Nbt Bancorp Inc	8,823	373,566
Nicolet Bankshares Inc	2,600	303,706
Northeast Bank	1,289	106,755
Northeast Community Bancorp Inc	2,304	52,439
Northfield Bancorp Inc	7,239	76,371
Northrim BanCorp Inc	1,008	80,932
Northwest Bancshares Inc	25,006	308,824
Norwood Financial Corp	1,705	42,642
Oak Valley Bancorp	1,374	35,999
OceanFirst Financial Corp	11,085	183,568
Old National Bancorp/IN	60,328	1,242,154
Old Second Bancorp Inc	8,117	128,167
Orange County Bancorp Inc	2,077	49,287
Origin Bancorp Inc	5,589	179,072
Orrstown Financial Services Inc	3,576	107,173
Pacific Premier Bancorp Inc	18,905	384,528
Park National Corp	2,807	421,331
Parke Bancorp Inc	1,882	35,476
Pathward Financial Inc	4,603	365,340
PCB Bancorp	2,065	40,495
Peapack-Gladstone Financial Corp	3,152	87,247
Peoples Bancorp Inc/OH	6,671	193,526
Peoples Bancorp of North Carolina Inc	952	26,293
Peoples Financial Services Corp	1,922	83,069
Pioneer Bancorp Inc/NY (b)	2,154	24,167
Plumas Bancorp	1,046	46,118
Ponce Financial Group Inc (b)	3,280	42,214
Preferred Bank/Los Angeles CA	2,354	187,990
Primis Financial Corp	4,255	35,061
Princeton Bancorp Inc	1,224	37,308
Provident Bancorp Inc (b)	2,783	30,891
Provident Financial Services Inc	24,739	404,977
QCR Holdings Inc	3,068	199,267
RBB Bancorp	3,159	49,217
Red River Bancshares Inc	904	47,641
Renasant Corp	17,913	574,470
Republic Bancorp Inc/KY Class A	1,655	112,292
S&T Bancorp Inc	7,315	266,559
Seacoast Banking Corp of Florida	16,346	387,564
ServisFirst Bancshares Inc	9,835	700,449
Shore Bancshares Inc	5,776	79,882
Sierra Bancorp	2,460	65,092
Simmons First National Corp Class A	23,913	446,217
SmartFinancial Inc	2,853	86,788
South Plains Financial Inc	2,199	74,128
Southern First Bancshares Inc (b)	1,425	50,602
Southern Missouri Bancorp Inc	1,726	90,874
Southern States Bancshares Inc	1,556	51,986
Southside Bancshares Inc	5,553	156,539
SouthState Corp	18,814	1,632,679
Stellar Bancorp Inc	9,317	232,552
Stock Yards Bancorp Inc	4,862	353,905
Texas Capital Bancshares Inc (b)	8,916	607,625
Third Coast Bancshares Inc (b)	2,091	62,312
Timberland Bancorp Inc/WA	1,490	45,803
Tompkins Financial Corp	2,411	143,696
Towne Bank/Portsmouth VA	13,409	441,827
TriCo Bancshares	6,121	236,148
Triumph Financial Inc (b)	4,354	232,591
TrustCo Bank Corp NY	3,616	110,107
Trustmark Corp	11,747	394,112
UMB Financial Corp	13,073	1,236,314
United Bankshares Inc/WV	25,481	873,743
United Community Banks Inc/GA	23,534	649,774
Unity Bancorp Inc	1,263	52,288
Univest Financial Corp	5,466	161,466
USCB Financial Holdings Inc	2,056	34,870
Valley National Bancorp	91,496	786,866
Veritex Holdings Inc	10,135	235,943
Virginia National Bankshares Corp	857	31,520
WaFd Inc	15,747	449,262
Washington Trust Bancorp Inc	3,807	105,073
WesBanco Inc	16,591	494,080
West BanCorp Inc	3,097	60,097
Westamerica BanCorp	4,987	241,520
WSFS Financial Corp	11,285	581,742
		46,870,010
Capital Markets - 1.8%
Acadian Asset Management Inc	5,199	140,061
AlTi Global Inc Class A (b)	7,347	25,200
Artisan Partners Asset Management Inc Class A	12,248	452,931
B Riley Financial Inc (c)	4,123	12,080
BGC Group Inc Class A	68,098	616,968
Cohen & Steers Inc	5,285	403,351
Diamond Hill Investment Group Inc	506	63,746
DigitalBridge Group Inc Class A	30,858	259,207
Donnelley Financial Solutions Inc (b)	5,439	262,160
Forge Global Holdings Inc Class A (b)	1,738	25,184
GCM Grosvenor Inc Class A	7,898	99,041
Hamilton Lane Inc Class A	7,596	1,173,506
MarketWise Inc Class A	446	6,083
Moelis & Co Class A	13,592	728,259
Open Lending Corp (b)	1,482	1,837
P10 Inc Class A	7,765	85,959
Perella Weinberg Partners Class A	10,021	172,061
Piper Sandler Cos	3,320	800,518
PJT Partners Inc Class A	4,454	631,176
Silvercrest Asset Management Group Inc Class A	1,741	26,637
StepStone Group Inc Class A	12,858	643,029
StoneX Group Inc (b)	8,365	740,846
Value Line Inc	204	8,344
Victory Capital Holdings Inc Class A	7,950	455,456
Virtus Invt Partners Inc	1,296	199,053
WisdomTree Inc	25,730	223,851
		8,256,544
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)	1,005	55,094
Bread Financial Holdings Inc	9,557	453,480
Consumer Portfolio Services Inc (b)	1,602	14,785
Dave Inc Class A (b)	1,546	146,592
Encore Capital Group Inc (b)	4,559	156,830
Enova International Inc (b)	4,827	443,070
FirstCash Holdings Inc	7,384	989,161
Green Dot Corp Class A (b)	10,533	88,161
LendingClub Corp (b)	21,341	208,502
Lendingtree Inc (b)	1,954	100,807
Medallion Financial Corp	3,528	31,046
Navient Corp	14,573	180,414
Nelnet Inc Class A	2,700	286,443
NerdWallet Inc Class A (b)	6,785	60,794
OppFi Inc Class A (c)	3,543	33,127
PRA Group Inc (b)	7,522	137,653
PROG Holdings Inc	7,920	208,771
Regional Management Corp	1,576	51,898
Upstart Holdings Inc (b)	15,373	734,829
World Acceptance Corp (b)	644	83,153
		4,464,610
Financial Services - 2.5%
Acacia Research Corp (b)	7,072	21,852
Alerus Financial Corp	4,241	84,311
AvidXchange Holdings Inc (b)	33,773	274,574
Burford Capital Ltd (United States)	38,812	527,067
Cannae Holdings Inc	10,963	194,155
Cantaloupe Inc (b)	11,175	89,400
Cass Information Systems Inc	2,574	104,865
Compass Diversified Holdings	12,897	221,699
Enact Holdings Inc	5,305	189,866
Essent Group Ltd	19,991	1,138,088
Federal Agricultural Mortgage Corp Class C	1,738	304,724
Flywire Corp (b)	23,425	220,429
HA Sustainable Infrastructure Capital Inc	22,657	565,972
International Money Express Inc (b)	5,923	73,564
Jackson Financial Inc	14,118	1,099,933
Marqeta Inc Class A (b)	91,262	381,475
Merchants Bancorp/IN	3,447	103,686
Mr Cooper Group Inc (b)	12,121	1,442,521
NCR Atleos Corp (b)	13,777	384,654
NewtekOne Inc	4,883	50,783
NMI Holdings Inc (b)	14,985	542,007
Onity Group Inc (b)	1,207	45,275
Payoneer Global Inc (b)	52,510	369,145
Paysafe Ltd (b)	6,354	96,771
Paysign Inc (b)	7,674	18,418
PennyMac Financial Services Inc	5,143	501,134
Priority Technology Holdings Inc (b)	4,440	32,234
Radian Group Inc	28,652	915,145
Remitly Global Inc (b)	28,706	580,435
Repay Holdings Corp Class A (b)	17,034	68,136
Sezzle Inc (b)	2,703	140,421
SWK Holdings Corp	566	7,975
Velocity Financial Inc (b)	1,586	28,342
Walker & Dunlop Inc	6,208	475,160
Waterstone Financial Inc	3,039	36,772
		11,330,988
Insurance - 2.2%
Ambac Financial Group Inc (b)	9,022	71,996
American Coastal Insurance Corp	4,556	52,075
Amerisafe Inc	3,641	169,270
Baldwin Insurance Group Inc/The Class A (b)	13,010	541,476
Bowhead Specialty Holdings Inc (b)	2,997	120,449
CNO Financial Group Inc	19,456	738,161
Crawford & Co Class A	2,798	31,114
Donegal Group Inc Class A	3,003	58,108
Employers Holdings Inc	4,748	230,705
Enstar Group Ltd (b)	2,419	808,938
F&G Annuities & Life Inc	3,715	129,319
Genworth Financial Inc Class A (b)	81,429	558,603
GoHealth Inc Class A (b)	974	10,255
Goosehead Insurance Inc Class A	4,277	415,767
Greenlight Capital Re Ltd Class A (b)	5,026	65,916
HCI Group Inc	1,588	232,324
Heritage Insurance Holdings Inc (b)	4,351	82,234
Hippo Holdings Inc (b)	3,857	89,174
Horace Mann Educators Corp	7,905	328,374
Investors Title Co	262	60,572
James River Group Holdings Ltd	7,550	35,938
Lemonade Inc (b)(c)	10,160	296,875
Maiden Holdings Ltd (b)	19,697	27,576
MBIA Inc (b)	9,040	42,398
Mercury General Corp	5,206	288,517
NI Holdings Inc (b)	1,293	16,163
Oscar Health Inc Class A (b)	39,689	516,354
Palomar Hldgs Inc (b)	4,985	722,925
ProAssurance Corp (b)	9,746	226,205
Root Inc/OH Class A (b)	1,672	233,528
Safety Insurance Group Inc	2,824	216,036
Selective Insurance Group Inc	11,687	1,019,457
Selectquote Inc (b)	26,461	83,881
Skyward Specialty Insurance Group Inc (b)	7,100	376,939
Stewart Information Services Corp	5,213	341,347
Tiptree Inc Class A	4,774	106,508
Trupanion Inc (b)	6,357	232,666
United Fire Group Inc	3,967	109,767
Universal Insurance Holdings Inc	4,543	110,122
		9,798,032
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AG Mortgage Investment Trust Inc	5,321	34,746
Angel Oak Mortgage REIT Inc	2,747	25,959
Apollo Commercial Real Estate Finance Inc	27,858	261,029
Arbor Realty Trust Inc (c)	36,317	418,736
Ares Commercial Real Estate Corp	13,612	55,401
ARMOUR Residential REIT Inc (c)	11,334	186,671
Blackstone Mortgage Trust Inc Class A	34,271	652,864
Brightspire Capital Inc Class A	28,826	144,418
Chimera Investment Corp	11,192	138,109
Claros Mortgage Trust Inc	19,674	48,398
Dynex Capital Inc (c)	16,789	207,008
Ellington Financial Inc (c)	16,890	220,077
Franklin BSP Realty Trust Inc	16,385	186,461
Granite Point Mortgage Trust Inc	13,583	26,759
Invesco Mortgage Capital Inc	12,577	92,189
Kkr Real Estate Finance Trust Inc	12,024	111,222
Ladder Capital Corp Class A	22,151	231,256
MFA Financial Inc	20,708	203,353
New York Mortgage Trust Inc	19,125	112,264
Nexpoint Real Estate Finance Inc	1,835	26,846
Orchid Island Capital Inc (c)	16,284	116,431
Pennymac Mortgage Investment Trust	16,931	217,394
Ready Capital Corp (c)	34,872	155,180
Redwood Trust Inc	25,859	160,584
Seven Hills Realty Trust	3,039	36,255
Sunrise Realty Trust Inc	2,265	24,371
TPG RE Finance Trust Inc	12,211	93,292
Two Harbors Investment Corp	20,421	242,397
		4,429,670
TOTAL FINANCIALS		85,149,854

Health Care - 17.0%
Biotechnology - 8.7%
2seventy bio Inc (b)	9,410	46,956
4D Molecular Therapeutics Inc (b)	9,352	31,516
89bio Inc (b)	22,049	176,833
Absci Corp (b)(c)	16,240	49,857
ACADIA Pharmaceuticals Inc (b)	23,101	337,275
ACELYRIN Inc (b)	14,647	36,178
Achieve Life Sciences Inc (b)	7,499	19,497
Acrivon Therapeutics Inc (b)	3,757	5,260
Actinium Pharmaceuticals Inc (b)	7,741	11,766
Acumen Pharmaceuticals Inc (b)	11,054	12,491
ADMA Biologics Inc (b)	44,265	1,053,507
Adverum Biotechnologies Inc (b)	5,156	16,809
Aerovate Therapeutics Inc (c)	89	845
Agenus Inc (b)(c)	4,748	13,722
Agios Pharmaceuticals Inc (b)	10,973	325,788
Akebia Therapeutics Inc (b)	41,711	100,524
Akero Therapeutics Inc (b)	14,384	656,054
Aldeyra Therapeutics Inc (b)	9,982	26,452
Alector Inc (b)	19,002	22,802
Alkermes PLC (b)	30,860	887,842
Allogene Therapeutics Inc (b)(c)	25,310	42,521
Altimmune Inc (b)(c)	14,174	74,414
ALX Oncology Holdings Inc (b)	9,579	5,173
Amicus Therapeutics Inc (b)	56,357	432,822
AnaptysBio Inc (b)	4,227	93,924
Anavex Life Sciences Corp (b)(c)	14,423	137,019
Anika Therapeutics Inc (b)	2,593	37,676
Annexon Inc (b)	19,695	36,633
Apogee Therapeutics Inc (b)	7,408	290,764
Applied Therapeutics Inc (b)	25,747	10,536
Arbutus Biopharma Corp (b)	28,375	100,731
Arcellx Inc (b)	8,465	549,802
Arcturus Therapeutics Holdings Inc (b)	4,657	59,656
Arcus Biosciences Inc (b)	10,884	95,235
Arcutis Biotherapeutics Inc (b)	20,788	309,949
Ardelyx Inc (b)	45,675	251,441
ArriVent Biopharma Inc (b)	5,520	117,355
Arrowhead Pharmaceuticals Inc (b)	19,033	264,368
ARS Pharmaceuticals Inc (b)(c)	9,472	132,324
Astria Therapeutics Inc (b)	9,496	48,999
Atossa Therapeutics Inc (b)	28,907	25,956
Aura Biosciences Inc (b)	9,416	54,895
Avidity Biosciences Inc (b)	22,076	720,781
Avita Medical Inc (b)(c)	5,065	49,080
Beam Therapeutics Inc (b)	17,841	355,571
Bicara Therapeutics Inc (c)	3,905	56,115
BioCryst Pharmaceuticals Inc (b)	39,548	350,000
Biohaven Ltd (b)	16,776	371,085
Biomea Fusion Inc (b)(c)	6,072	12,751
Black Diamond Therapeutics Inc (b)	9,002	15,303
Bluebird Bio Inc (b)	2,021	8,246
Blueprint Medicines Corp (b)	12,234	1,094,943
Boundless Bio Inc (b)	5,061	8,907
Bridgebio Pharma Inc (b)	27,074	1,038,559
C4 Therapeutics Inc (b)	13,243	21,719
Cabaletta Bio Inc (b)	9,673	12,768
CAMP4 Therapeutics Corp (c)	2,167	3,836
Candel Therapeutics Inc (b)(c)	5,622	27,604
Capricor Therapeutics Inc (b)(c)	7,067	89,751
Cardiff Oncology Inc (b)(c)	11,915	32,647
CareDx Inc (b)	9,871	166,622
Cargo Therapeutics Inc (b)	2,349	10,735
Caribou Biosciences Inc (b)	18,453	15,702
Cartesian Therapeutics Inc (b)(c)	2,201	26,412
Cartesian Therapeutics Inc rights (b)(e)	15,874	4,603
Catalyst Pharmaceuticals Inc (b)	21,729	527,797
Celcuity Inc (b)	6,474	72,120
Celldex Therapeutics Inc (b)	12,639	263,270
Century Therapeutics Inc (b)	11,865	6,426
CervoMed Inc (b)	1,036	9,386
CG oncology Inc (b)	10,531	283,705
Chinook Therapeutics Inc rights (b)(e)	702	0
Cibus Inc Class A (b)(c)	4,905	10,546
Climb Bio Inc (b)	7,880	10,559
Cogent Biosciences Inc (b)	18,332	95,510
Coherus Biosciences Inc (b)	22,550	23,227
Compass Therapeutics Inc (b)	20,445	38,028
Corbus Pharmaceuticals Holdings Inc (b)	2,414	18,033
Crinetics Pharmaceuticals Inc (b)	17,812	594,743
Cullinan Therapeutics Inc (b)	10,650	88,182
Cytokinetics Inc (b)	22,019	943,294
Day One Biopharmaceuticals Inc (b)	10,794	83,977
Denali Therapeutics Inc (b)	20,475	340,909
Design Therapeutics Inc (b)	6,821	33,150
Dianthus Therapeutics Inc (b)	4,751	103,809
Disc Medicine Inc (b)	4,414	218,140
Dynavax Technologies Corp (b)	25,313	297,428
Dyne Therapeutics Inc (b)	16,465	194,122
Editas Medicine Inc (b)	17,134	28,271
Elevation Oncology Inc (b)	15,608	5,800
Enanta Pharmaceuticals Inc (b)	4,293	26,144
Entrada Therapeutics Inc (b)	5,127	46,810
Erasca Inc (b)	38,038	55,535
Fate Therapeutics Inc (b)	21,040	26,931
Fibrobiologics Inc (b)	6,171	6,912
Foghorn Therapeutics Inc (b)	5,544	23,285
Galectin Therapeutics Inc (b)	2,692	3,688
Generation Bio CO (b)	14,643	6,342
Geron Corp (b)	115,062	162,237
Greenwich Lifesciences Inc (b)	1,288	13,009
Gyre Therapeutics Inc (b)(c)	1,750	17,080
Halozyme Therapeutics Inc (b)	23,908	1,468,429
Heron Therapeutics Inc (b)(c)	22,749	55,053
HilleVax Inc (b)	7,161	13,892
Humacyte Inc Class A (b)(c)	18,090	26,231
Ideaya Biosciences Inc (b)	17,026	342,733
IGM Biosciences Inc (b)	3,929	5,442
ImmunityBio Inc (b)(c)	30,059	75,448
Immunome Inc (b)	14,150	124,379
Immunovant Inc (b)	11,533	186,258
Inhibrx Biosciences Inc	2,365	29,160
Inmune Bio Inc (b)(c)	2,864	22,511
Inovio Pharmaceuticals Inc (b)	8,258	16,021
Inozyme Pharma Inc (b)(c)	13,056	15,014
Insmed Inc (b)	33,066	2,380,752
Intellia Therapeutics Inc (b)	13,496	119,710
Invivyd Inc (b)	17,612	11,099
Iovance Biotherapeutics Inc (b)	53,389	191,667
Ironwood Pharmaceuticals Inc Class A (b)	12,370	11,533
iTeos Therapeutics Inc (b)	5,553	40,259
Janux Therapeutics Inc (b)	6,185	205,342
Jasper Therapeutics Inc Class A (b)	2,786	15,295
KalVista Pharmaceuticals Inc (b)	7,614	104,845
Keros Therapeutics Inc (b)	3,976	57,413
Kiniksa Pharmaceuticals International Plc Class A (b)	7,433	200,468
Kodiak Sciences Inc (b)	6,992	30,485
Korro Bio Inc (b)	1,305	23,164
Krystal Biotech Inc (b)	4,785	812,876
Kura Oncology Inc (b)	14,912	97,823
Kymera Therapeutics Inc (b)	9,151	313,605
Kyverna Therapeutics Inc (b)	6,248	14,433
Larimar Therapeutics Inc (b)	8,930	23,665
Lexeo Therapeutics Inc (b)	5,096	20,027
Lexicon Pharmaceuticals Inc (b)(c)	24,038	17,567
Lineage Cell Therapeutics Inc (b)	41,036	20,477
Lyell Immunopharma Inc (b)	37,722	17,925
MacroGenics Inc (b)	13,088	22,708
Madrigal Pharmaceuticals Inc (b)	3,470	1,158,668
MannKind Corp (b)	51,525	259,686
MeiraGTx Holdings plc (b)	9,358	66,348
Mersana Therapeutics Inc (b)	24,574	10,638
Metagenomi Inc (b)	6,750	11,678
Metsera Inc (c)	2,976	71,751
MiMedx Group Inc (b)	22,865	157,311
Mineralys Therapeutics Inc (b)	5,662	80,457
Mirum Pharmaceuticals Inc (b)	7,591	329,829
Monte Rosa Therapeutics Inc (b)	8,160	40,066
Myriad Genetics Inc (b)	17,400	128,934
Neurogene Inc (b)	2,400	36,000
Nkarta Inc (b)	11,385	24,136
Novavax Inc (b)(c)	29,897	199,413
Nurix Therapeutics Inc (b)	14,756	170,137
Nuvalent Inc Class A (b)	6,763	519,060
Ocugen Inc (b)(c)	60,087	44,897
Olema Pharmaceuticals Inc (b)	8,329	42,978
OmniAb Operations Inc (b)(e)	613	1,318
OmniAb Operations Inc (b)(e)	613	1,171
Oncternal Therapeutics Inc rights (b)(e)	19	0
Organogenesis Holdings Inc Class A (b)	13,297	65,288
ORIC Pharmaceuticals Inc (b)	12,326	70,381
Outlook Therapeutics Inc (b)(c)	4,498	7,062
Ovid therapeutics Inc (b)	19,671	6,434
PepGen Inc (b)	3,796	5,960
Perspective Therapeutics Inc (b)	11,320	27,734
Praxis Precision Medicines Inc (b)	3,381	127,261
Precigen Inc (b)(c)	27,747	43,285
Prelude Therapeutics Inc (b)	4,295	4,122
Prime Medicine Inc (b)(c)	13,006	22,500
ProKidney Corp Class A (b)(c)	24,543	21,735
Protagonist Therapeutics Inc (b)	11,441	524,227
PTC Therapeutics Inc (b)	14,643	729,807
Puma Biotechnology Inc (b)	8,414	26,757
Pyxis Oncology Inc (b)	12,652	13,917
Q32 Bio Inc (b)	2,141	3,426
RAPT Therapeutics Inc (b)	7,720	7,155
Recursion Pharmaceuticals Inc Class A (b)(c)	49,017	274,005
REGENXBIO Inc (b)	9,351	89,863
Regulus Therapeutics Inc (b)(c)	12,818	102,288
Relay Therapeutics Inc (b)	25,372	84,489
Renovaro Inc (b)(c)	24,366	8,764
Replimune Group Inc (b)	13,336	130,426
Revolution Medicines Inc (b)	32,874	1,327,452
Rhythm Pharmaceuticals Inc (b)	10,554	688,015
Rigel Pharmaceuticals Inc (b)	3,323	64,998
Rocket Pharmaceuticals Inc (b)	15,562	118,738
Sage Therapeutics Inc (b)	10,574	77,084
Sana Biotechnology Inc (b)(c)	17,729	33,685
Savara Inc (b)	24,292	77,734
Scholar Rock Holding Corp (b)	15,505	510,270
Sera Prognostics Inc Class A (b)	6,278	18,457
Shattuck Labs Inc (b)	8,772	8,676
Skye Bioscience Inc (b)(c)	4,910	10,704
Soleno Therapeutics Inc (b)	4,929	368,985
Solid Biosciences Inc (b)	5,096	16,868
SpringWorks Therapeutics Inc (b)	13,312	616,346
Spyre Therapeutics Inc (b)	8,088	123,180
Stoke Therapeutics Inc (b)	7,163	69,911
Summit Therapeutics Inc (b)(c)	17,780	428,854
Sutro Biopharma Inc (b)	16,788	17,627
Syndax Pharmaceuticals Inc (b)	15,955	225,763
Tango Therapeutics Inc (b)	11,075	15,616
Taysha Gene Therapies Inc (b)	34,804	67,520
Tenaya Therapeutics Inc (b)	13,379	6,355
Tevogen Bio Holdings Inc Class A (b)(c)	5,130	5,284
TG Therapeutics Inc (b)	26,901	1,224,265
Tourmaline Bio Inc (b)	4,514	77,686
Travere Therapeutics Inc (b)	16,049	333,980
TScan Therapeutics Inc (b)	9,584	15,382
Twist Bioscience Corp (b)	11,478	439,837
Tyra Biosciences Inc (b)	4,031	41,519
Upstream Bio Inc (c)	3,719	34,438
UroGen Pharma Ltd (b)	7,624	88,743
Vanda Pharmaceuticals Inc (b)	11,235	50,670
Vaxcyte Inc (b)	24,047	861,844
Vera Therapeutics Inc Class A (b)	8,827	206,287
Veracyte Inc (b)	14,999	457,470
Verastem Inc (b)	7,663	57,396
Vericel Corp (b)	9,485	360,620
Verve Therapeutics Inc (b)	14,049	79,658
Vir Biotechnology Inc (b)	12,203	74,682
Viridian Therapeutics Inc (b)	14,584	197,613
Voyager Therapeutics Inc (b)	9,708	34,560
Werewolf Therapeutics Inc (b)	7,298	6,585
X4 Pharmaceuticals Inc (b)	1,217	5,245
XBiotech Inc (b)	5,327	16,194
Xencor Inc (b)	9,900	109,098
XOMA Royalty Corp (b)	1,625	39,065
Y-mAbs Therapeutics Inc (b)	7,839	33,316
Zenas Biopharma Inc (c)	3,271	37,878
Zentalis Pharmaceuticals Inc (b)	12,582	17,866
Zymeworks Inc (b)	10,616	138,114
		38,999,516
Health Care Equipment & Supplies - 2.8%
Accuray Inc Del (b)	20,374	31,580
Alphatec Holdings Inc (b)	20,282	222,696
AngioDynamics Inc (b)	7,454	69,248
Anteris Technologies Global Corp (c)	3,238	16,028
Artivion Inc (b)	7,535	178,504
AtriCure Inc (b)	9,170	274,275
Avanos Medical Inc (b)	8,917	111,908
Axogen Inc (b)	8,065	131,218
Beta Bionics Inc (c)	2,647	29,249
Bioventus Inc (b)	7,456	54,503
Ceribell Inc	2,613	42,043
Cerus Corp (b)	37,779	49,868
CONMED Corp	5,999	294,611
CVRx Inc (b)	3,129	22,904
Embecta Corp	11,250	137,138
Fractyl Health Inc (b)	8,781	11,152
Glaukos Corp (b)	9,514	896,695
Haemonetics Corp (b)	9,653	608,332
ICU Medical Inc (b)	4,137	565,073
Inmode Ltd (b)	12,607	177,759
Inogen Inc (b)	5,022	35,807
Integer Holdings Corp (b)	6,406	809,142
Integra LifeSciences Holdings Corp (b)	13,318	218,282
iRadimed Corp	1,577	82,651
iRhythm Technologies Inc (b)	6,057	647,433
Lantheus Holdings Inc (b)	13,306	1,388,348
LeMaitre Vascular Inc	3,937	357,243
LivaNova PLC (b)	10,673	394,901
Merit Medical Systems Inc (b)	10,931	1,032,433
Neogen Corp (b)	35,755	180,563
NeuroPace Inc (b)	2,937	34,334
Novocure Ltd (b)	20,743	376,278
Omnicell Inc (b)	8,869	277,245
OraSure Technologies Inc (b)	15,326	45,825
Orchestra BioMed Holdings Inc (b)	5,962	17,707
Orthofix Medical Inc (b)	6,501	90,429
OrthoPediatrics Corp (b)	3,357	69,893
PROCEPT BioRobotics Corp (b)	8,684	468,762
Pulmonx Corp (b)	7,870	38,012
Pulse Biosciences Inc (b)(c)	3,648	62,089
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	258	1,239
RxSight Inc (b)	7,447	109,620
Sanara Medtech Inc (b)	910	29,065
Semler Scientific Inc (b)	1,374	44,421
SI-BONE Inc (b)	8,230	112,340
Sight Sciences Inc (b)	8,312	25,352
STAAR Surgical Co (b)	9,784	178,656
Stereotaxis Inc (b)	13,859	27,718
Surmodics Inc (b)	2,636	73,834
Tactile Systems Technology Inc (b)	4,551	64,260
Tandem Diabetes Care Inc (b)	12,839	216,337
TransMedics Group Inc (b)	6,371	586,196
Treace Medical Concepts Inc (b)	9,697	68,655
UFP Technologies Inc (b)	1,423	296,752
Utah Medical Products Inc	597	30,895
Varex Imaging Corp (b)	7,922	65,911
Zimvie Inc (b)	5,558	50,355
Zynex Inc (b)(c)	3,547	5,887
		12,539,654
Health Care Providers & Services - 3.1%
AdaptHealth Corp (b)	19,625	167,009
Addus HomeCare Corp (b)	3,347	349,929
agilon health Inc (b)	60,004	255,617
AirSculpt Technologies Inc (b)(c)	3,738	8,110
Alignment Healthcare Inc (b)	19,150	339,338
AMN Healthcare Services Inc (b)	7,358	150,324
Ardent Health Partners Inc	4,654	59,245
Astrana Health Inc (b)	8,275	257,932
Aveanna Healthcare Holdings Inc (b)	9,716	44,791
BrightSpring Health Services Inc (b)	10,504	184,135
Brookdale Senior Living Inc (b)	36,887	241,979
Castle Biosciences Inc (b)	5,034	100,932
Community Health Systems Inc (b)	24,775	67,636
Concentra Group Holdings Parent Inc	21,085	458,599
CorVel Corp (b)	5,076	552,066
Cross Country Healthcare Inc (b)	6,058	82,086
DocGo Inc Class A (b)	19,776	44,100
Enhabit Inc (b)	9,725	77,703
Ensign Group Inc/The	10,632	1,371,422
Fulgent Genetics Inc (b)	4,114	71,378
GeneDx Holdings Corp Class A (b)	2,457	164,250
Guardant Health Inc (b)	23,028	1,087,612
HealthEquity Inc (b)	16,500	1,414,380
Hims & Hers Health Inc Class A (b)	37,349	1,236,252
Infusystem Holdings Inc (b)	3,796	17,917
Innovage Holding Corp (b)	4,628	14,486
Joint Corp/The (b)	2,137	21,391
LifeStance Health Group Inc (b)	26,875	176,569
ModivCare Inc (b)(c)	2,001	2,380
National HealthCare Corp	2,386	225,453
National Research Corp Class A	2,970	33,739
NeoGenomics Inc (b)	24,715	158,052
OPKO Health Inc (b)	61,368	84,688
Option Care Health Inc (b)	32,874	1,062,159
Owens & Minor Inc (b)	14,563	102,815
PACS Group Inc (b)	5,144	49,537
Pediatrix Medical Group Inc (b)	16,482	212,288
Pennant Group Inc/The (b)	6,238	159,818
Performant Healthcare Inc (b)	14,249	33,628
Privia Health Group Inc (b)	19,709	462,767
Progyny Inc (b)	14,372	328,256
Quipt Home Medical Corp (United States) (b)	7,690	16,534
RadNet Inc (b)	12,754	668,055
Select Medical Holdings Corp	20,748	378,444
Sonida Senior Living Inc (b)	898	20,852
Surgery Partners Inc (b)	14,744	323,631
Talkspace Inc Class A (b)	23,794	73,048
US Physical Therapy Inc	2,893	205,721
Viemed Healthcare Inc (b)	6,318	44,668
		13,663,721
Health Care Technology - 0.4%
Definitive Healthcare Corp Class A (b)	10,930	29,729
Evolent Health Inc Class A (b)	22,294	219,819
Health Catalyst Inc (b)	11,720	46,294
HealthStream Inc	4,538	152,613
LifeMD Inc (b)	7,376	54,287
OptimizeRx Corp (b)	3,432	31,299
Phreesia Inc (b)	10,724	267,671
Schrodinger Inc/United States (b)	10,779	276,266
Simulations Plus Inc	3,082	105,867
Teladoc Health Inc (b)	33,282	239,298
Waystar Holding Corp (b)	15,039	559,000
		1,982,143
Life Sciences Tools & Services - 0.2%
Adaptive Biotechnologies Corp (b)	22,160	163,098
Akoya Biosciences Inc (b)(c)	5,594	6,713
BioLife Solutions Inc (b)	6,888	166,070
Codexis Inc (b)	15,988	36,772
Conduit Pharmaceuticals Inc Class A (b)	140	76
CryoPort Inc (b)	8,691	48,496
Cytek Biosciences Inc (b)	22,953	85,156
Harvard Bioscience Inc (b)	10,461	3,727
Lifecore Biomedical Inc (b)	4,745	32,076
Maravai LifeSciences Holdings Inc Class A (b)	21,651	43,735
MaxCyte Inc (United States) (b)	20,901	59,359
Mesa Laboratories Inc	986	113,637
Nautilus Biotechnology Inc Class A (b)	16,447	11,325
Niagen Bioscience Inc (b)	9,269	72,762
OmniAb Inc (b)	19,362	32,915
Pacific Biosciences of California Inc (b)(c)	53,671	59,575
Quanterix Corp (b)	7,208	41,518
Quantum-Si Inc Class A (b)(c)	23,841	27,179
Standard BioTools Inc (b)	59,393	65,926
		1,070,115
Pharmaceuticals - 1.8%
Alto Neuroscience Inc (b)	5,090	12,674
Alumis Inc (c)	4,546	18,820
Amneal Intermediate Inc Class A (b)	30,340	232,404
Amphastar Pharmaceuticals Inc (b)	7,353	179,487
ANI Pharmaceuticals Inc (b)	3,548	251,269
Aquestive Therapeutics Inc (b)	14,500	42,413
Arvinas Inc (b)	7,692	73,997
Atea Pharmaceuticals Inc (b)	16,453	48,536
Avadel Pharmaceuticals PLC Class A (b)	18,185	161,665
Axsome Therapeutics Inc (b)	7,093	796,474
BioAge Labs Inc (c)	2,839	11,924
Biote Corp Class A (b)	5,893	19,624
Cassava Sciences Inc (b)(c)	8,334	13,001
Collegium Pharmaceutical Inc (b)	6,194	167,207
Contineum Therapeutics Inc Class A (b)	2,860	11,755
Corcept Therapeutics Inc (b)	15,593	1,120,826
CorMedix Inc (b)	11,849	108,892
Edgewise Therapeutics Inc (b)	14,351	235,356
Enliven Therapeutics Inc (b)(c)	7,392	140,004
Esperion Therapeutics Inc (b)	38,132	38,109
Evolus Inc (b)	10,741	122,447
EyePoint Pharmaceuticals Inc (b)	13,143	89,635
Fulcrum Therapeutics Inc (b)	11,347	43,686
Harmony Biosciences Holdings Inc (b)	7,346	216,487
Harrow Inc (b)	5,904	146,242
Innoviva Inc (b)	10,582	197,778
LENZ Therapeutics Inc (b)	2,528	72,086
Ligand Pharmaceuticals Inc (b)	3,491	383,521
Liquidia Corp (b)	12,213	170,616
Lyra Therapeutics Inc (b)	27,398	3,255
Maze Therapeutics Inc (c)	1,817	16,807
MBX Biosciences Inc (b)(c)	2,517	26,403
Mind Medicine MindMed Inc (b)	14,825	94,732
Nektar Therapeutics (b)	37,159	29,560
Neumora Therapeutics Inc (b)	21,840	17,031
Novartis AG rights (b)(e)	7,778	0
Nuvation Bio Inc Class A (b)(c)	37,002	83,255
Ocular Therapeutix Inc (b)	30,839	255,964
Omeros Corp (b)	10,972	80,644
Pacira BioSciences Inc (b)	8,887	239,060
Phathom Pharmaceuticals Inc (b)	8,169	35,045
Phibro Animal Health Corp Class A	3,933	73,193
Pliant Therapeutics Inc (b)	487	774
Prestige Consumer Healthcare Inc (b)	9,486	770,549
Rapport Therapeutics Inc (b)(c)	3,525	40,361
scPharmaceuticals Inc (b)	8,129	20,729
Septerna Inc	3,900	27,144
SIGA Technologies Inc	9,256	51,093
Supernus Pharmaceuticals Inc (b)	9,645	313,270
Tarsus Pharmaceuticals Inc (b)	7,225	375,050
Telomir Pharmaceuticals Inc (b)(c)	4,777	12,181
Terns Pharmaceuticals Inc (b)	14,538	47,975
Theravance Biopharma Inc (b)	7,320	71,516
Third Harmonic Bio Inc (b)	4,720	24,402
Trevi Therapeutics Inc (b)	14,375	99,331
Ventyx Biosciences Inc (b)	13,854	18,426
Verrica Pharmaceuticals Inc (b)	10,729	4,980
Veru Inc (b)	27,903	15,115
WaVe Life Sciences Ltd (b)	19,028	146,896
Xeris Biopharma Holdings Inc (b)	26,718	122,101
Zevra Therapeutics Inc (b)	10,421	76,386
		8,320,163
TOTAL HEALTH CARE		76,575,312

Industrials - 17.1%
Aerospace & Defense - 1.6%
AAR Corp (b)	6,710	358,717
AeroVironment Inc (b)	5,436	823,663
AerSale Corp (b)	6,613	46,093
Archer Aviation Inc Class A (b)(c)	62,582	521,308
Astronics Corp (b)	5,621	127,540
Byrna Technologies Inc (b)	3,371	75,477
Cadre Holdings Inc	5,013	146,129
Ducommun Inc (b)	2,568	147,198
Eve Holding Inc Class A (b)(c)	11,461	40,801
Intuitive Machines Inc Class A (b)	8,231	67,494
Kratos Defense & Security Solutions Inc (b)	28,512	963,278
Leonardo DRS Inc	14,169	523,686
Mercury Systems Inc (b)	9,955	497,750
Moog Inc Class A	5,355	895,624
National Presto Industries Inc	985	83,085
Park Aerospace Corp	3,500	45,745
Redwire Corp Class A (b)(c)	4,450	47,971
Rocket Lab USA Inc Class A (b)	68,150	1,484,989
Triumph Group Inc (b)	14,022	356,159
V2X Inc (b)	3,178	158,137
Virgin Galactic Holdings Inc Class A (b)(c)	5,785	16,718
VirTra Inc (b)	2,064	9,659
		7,437,221
Air Freight & Logistics - 0.0%
Forward Air Corp Class A (b)	3,203	47,148
Hub Group Inc Class A	11,637	367,613
Radiant Logistics Inc (b)	7,434	43,489
		458,250
Building Products - 1.4%
American Woodmark Corp (b)	2,925	172,575
Apogee Enterprises Inc	4,229	167,764
AZZ Inc	5,615	487,157
Caesarstone Ltd (b)	4,534	11,743
CSW Industrials Inc	3,202	1,000,561
Gibraltar Industries Inc (b)	5,885	311,611
Griffon Corp	7,525	512,528
Insteel Industries Inc	3,628	123,025
Janus International Group Inc (b)	26,616	183,118
JELD-WEN Holding Inc (b)	11,600	64,032
Masterbrand Inc (b)	24,425	296,764
Quanex Building Products Corp	9,255	152,152
Resideo Technologies Inc (b)	27,983	469,555
Tecnoglass Inc	4,300	306,461
UFP Industries Inc	11,453	1,132,129
Zurn Elkay Water Solutions Corp	27,556	935,802
		6,326,977
Commercial Services & Supplies - 1.9%
ABM Industries Inc	11,897	579,860
ACCO Brands Corp	18,195	70,233
ACV Auctions Inc Class A (b)	28,372	416,785
Bridger Aerospace Group Holdings Inc (b)	2,107	3,054
BrightView Holdings Inc (b)	11,353	155,763
Brink's Co/The	8,380	747,831
Casella Waste Systems Inc Class A (b)	11,933	1,401,531
CECO Environmental Corp (b)	5,554	132,130
CompX International Inc Class A	301	8,187
CoreCivic Inc (b)	20,863	472,338
Deluxe Corp	8,606	125,648
Driven Brands Holdings Inc (b)	11,332	187,205
Ennis Inc	4,850	87,058
Enviri Corp (b)	15,252	104,781
GEO Group Inc/The (b)	24,396	763,107
Healthcare Services Group Inc (b)	14,060	199,793
HNI Corp	9,095	384,719
Interface Inc	10,934	205,559
LanzaTech Global Inc Class A (b)	26,059	6,379
Liquidity Services Inc (b)	4,073	129,440
Matthews International Corp Class A	5,739	117,363
MillerKnoll Inc	13,208	216,611
Montrose Environmental Group Inc (b)	6,137	89,784
NL Industries Inc	1,609	13,805
OPENLANE Inc (b)	20,237	374,587
Perma-Fix Environmental Services Inc (b)	3,275	26,855
Pitney Bowes Inc	31,359	272,196
Pursuit Attractions and Hospitality Inc (b)	3,883	113,733
Quad/Graphics Inc Class A	6,142	29,297
Quest Resource Holding Corp (b)	3,901	9,206
Steelcase Inc Class A	17,850	177,072
UniFirst Corp/MA	2,887	515,243
Virco Mfg. Corp	2,084	19,152
VSE Corp	3,369	385,818
		8,542,123
Construction & Engineering - 1.7%
Ameresco Inc Class A (b)	6,308	67,054
Arcosa Inc	9,265	741,849
Argan Inc	2,415	369,809
Bowman Consulting Group Ltd (b)	2,561	56,649
Centuri Holdings Inc (b)(c)	3,301	59,286
Concrete Pumping Holdings Inc	4,535	27,210
Construction Partners Inc Class A (b)	8,826	724,968
Dycom Industries Inc (b)	5,440	911,472
Fluor Corp (b)	32,695	1,140,730
Granite Construction Inc	8,391	682,104
Great Lakes Dredge & Dock Corp (b)	12,398	112,698
IES Holdings Inc (b)	1,575	309,771
Limbach Holdings Inc (b)	1,945	186,214
Matrix Service Co (b)	5,023	58,267
MYR Group Inc (b)	3,067	375,155
Northwest Pipe Co (b)	1,791	75,867
Orion Group Holdings Inc (b)	7,155	45,720
Primoris Services Corp	10,222	613,013
Southland Holdings Inc (b)	2,689	8,712
Sterling Infrastructure Inc (b)	5,715	853,992
Tutor Perini Corp (b)	8,258	177,217
		7,597,757
Electrical Equipment - 1.2%
374Water Inc (b)	17,517	5,763
Allient Inc	2,814	60,079
American Superconductor Corp (b)	6,722	133,432
Amprius Technologies Inc (b)	3,448	7,448
Array Technologies Inc (b)	29,646	141,708
Atkore Inc	6,685	426,971
Blink Charging Co (b)(c)	21,863	16,006
Bloom Energy Corp Class A (b)(c)	38,503	705,375
ChargePoint Holdings Inc Class A (b)(c)	79,197	49,324
Energy Vault Holdings Inc Class A (b)	22,498	16,833
EnerSys	7,542	653,137
Enovix Corp Class B (b)(c)	31,623	211,874
Fluence Energy Inc Class A (b)(c)	12,325	50,409
FuelCell Energy Inc (b)(c)	4,327	17,741
GrafTech International Ltd (b)	49,589	31,390
Hyliion Holdings Corp Class A (b)	27,039	40,829
LSI Industries Inc	5,305	80,052
NANO Nuclear Energy Inc (b)(c)	4,724	107,471
Net Power Inc Class A (b)	4,606	7,830
NEXTracker Inc Class A (b)	27,640	1,122,461
NuScale Power Corp Class A (b)(c)	17,320	286,992
Plug Power Inc (b)(c)	160,197	139,788
Powell Industries Inc (c)	1,793	328,316
Preformed Line Products Co	452	62,091
SES AI Corp Class A (b)	26,888	24,167
Shoals Technologies Group Inc (b)	32,663	117,913
SolarMax Technology Inc (b)	5,976	7,052
Solidion Technology Inc Class A (b)	7,916	859
Stem Inc Class A (b)(c)	29,868	16,156
Sunrun Inc (b)	42,658	293,914
Thermon Group Holdings Inc (b)	6,344	166,403
TPI Composites Inc (b)(c)	10,534	9,631
Ultralife Corp (b)	1,813	8,122
Vicor Corp (b)	4,368	174,305
		5,521,842
Ground Transportation - 0.4%
ArcBest Corp	4,526	264,862
Covenant Logistics Group Inc Class A	2,998	59,660
Ftai Infrastructure Inc	19,747	85,307
Heartland Express Inc	8,966	68,142
Hertz Global Holdings Inc (b)(c)	23,638	161,211
Marten Transport Ltd	11,192	143,705
PAMT CORP (b)	1,196	16,708
Proficient Auto Logistics Inc (b)	4,180	34,736
RXO Inc (b)	30,556	430,534
Universal Logistics Holdings Inc	1,358	29,523
Werner Enterprises Inc	11,943	294,514
		1,588,902
Machinery - 3.9%
3D Systems Corp (b)	24,948	45,904
Alamo Group Inc	1,978	330,286
Albany International Corp Class A	5,997	394,363
Astec Industries Inc	4,388	158,977
Atmus Filtration Technologies Inc	16,002	554,789
Blue Bird Corp (b)	6,201	216,229
Chart Industries Inc (b)	8,234	1,111,426
Columbus McKinnon Corp/NY	5,758	85,506
Commercial Vehicle Group Inc (b)	8,859	8,507
Douglas Dynamics Inc	4,381	105,056
Eastern Co/The	998	20,948
Energy Recovery Inc (b)	10,931	168,884
Enerpac Tool Group Corp Class A	10,351	417,870
Enpro Inc	4,018	600,289
ESCO Technologies Inc	4,941	773,019
Federal Signal Corp	11,528	938,725
Franklin Electric Co Inc	8,676	737,113
Gencor Industries Inc (b)	1,993	25,291
Gorman-Rupp Co/The	3,929	140,894
Graham Corp (b)	1,984	60,472
Greenbrier Cos Inc/The	5,930	251,551
Helios Technologies Inc	4,967	135,400
Hillenbrand Inc	13,593	274,986
Hillman Solutions Corp Class A (b)	37,579	262,677
Hyster-Yale Inc Class A	2,222	85,391
JBT Marel Corp	8,997	947,024
Kadant Inc	2,248	663,160
Kennametal Inc	15,194	295,979
L B Foster Co Class A (b)	1,683	33,610
Lindsay Corp	2,073	267,541
Manitowoc Co Inc/The (b)	6,794	53,537
Mayville Engineering Co Inc (b)	2,484	31,746
Miller Industries Inc/TN	2,149	87,701
Mueller Industries Inc	21,396	1,573,891
Mueller Water Products Inc Class A1	29,737	780,299
NN Inc (b)	9,340	18,773
Omega Flex Inc	788	23,608
Park-Ohio Holdings Corp	1,655	32,951
Proto Labs Inc (b)	4,714	165,744
REV Group Inc	9,831	321,474
Shyft Group Inc/The	6,716	56,817
SPX Technologies Inc (b)	8,617	1,155,972
Standex International Corp	2,224	314,518
Taylor Devices Inc (b)	591	18,853
Tennant CO	3,674	265,116
Terex Corp	12,830	451,616
Titan International Inc (b)	9,963	73,228
Trinity Industries Inc	15,707	394,246
Twin Disc Inc	2,305	16,919
Wabash National Corp	8,621	59,571
Watts Water Technologies Inc Class A	5,248	1,090,272
Worthington Enterprises Inc	6,077	307,679
		17,406,398
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	8,483	109,940
Matson Inc	6,251	681,922
Pangaea Logistics Solutions Ltd	6,957	28,036
		819,898
Passenger Airlines - 0.4%
Allegiant Travel Co	2,373	111,365
Blade Air Mobility Inc (b)	12,412	32,892
Frontier Group Holdings Inc (b)	9,019	26,877
JetBlue Airways Corp (b)	61,030	266,091
Joby Aviation Inc Class A (b)(c)	83,977	529,055
SkyWest Inc (b)	7,653	682,418
Sun Country Airlines Holdings Inc (b)	7,927	77,685
Wheels Up Experience Inc Class A (b)(c)	21,709	24,964
		1,751,347
Professional Services - 2.2%
Alight Inc Class A	80,795	412,862
Asure Software Inc (b)	4,583	46,563
Barrett Business Services Inc	4,786	194,120
BlackSky Technology Inc Class A (b)	4,910	41,048
Cbiz Inc (b)	9,173	624,681
Conduent Inc (b)	30,382	64,106
CRA International Inc	1,261	204,534
CSG Systems International Inc	5,501	330,775
DLH Holdings Corp (b)	1,848	7,281
ExlService Holdings Inc (b)	29,952	1,452,074
Exponent Inc	9,704	763,511
First Advantage Corp (b)	11,519	162,418
FiscalNote Holdings Inc Class A (b)(c)	16,236	9,852
Forrester Research Inc (b)	2,287	21,383
Franklin Covey Co (b)	2,210	44,885
Heidrick & Struggles International Inc	3,821	149,095
HireQuest Inc	997	10,249
Huron Consulting Group Inc (b)	3,348	451,277
IBEX Holdings Ltd (b)	1,531	38,336
ICF International Inc	3,609	306,621
Innodata Inc (b)	5,172	195,605
Insperity Inc	6,907	449,024
Kelly Services Inc Class A	6,400	73,920
Kforce Inc	3,517	134,349
Korn Ferry	9,846	607,498
Legalzoom.com Inc (b)	24,284	177,759
Maximus Inc	11,002	736,694
Mistras Group Inc (b)	3,821	34,848
NV5 Global Inc (b)	11,030	204,607
Planet Labs PBC Class A (b)	41,967	138,071
Resolute Holdings Management Inc	414	11,166
Resources Connection Inc	6,772	38,837
Spire Global Inc Class A (b)(c)	4,344	40,790
TriNet Group Inc	6,135	480,555
TrueBlue Inc (b)	5,888	25,554
TTEC Holdings Inc (b)	3,870	15,480
Upwork Inc (b)	23,862	313,785
Verra Mobility Corp Class A (b)	31,566	688,139
Willdan Group Inc (b)	2,433	95,374
		9,797,726
Trading Companies & Distributors - 2.2%
Alta Equipment Group Inc Class A	5,212	22,151
Applied Industrial Technologies Inc	7,349	1,787,866
BlueLinx Holdings Inc (b)	1,588	103,442
Boise Cascade Co	7,394	689,712
Custom Truck One Source Inc Class A (b)	9,645	38,869
Distribution Solutions Group Inc (b)	1,884	49,059
DNOW Inc (b)	20,161	319,955
DXP Enterprises Inc/TX (b)	2,342	207,173
EVI Industries Inc	1,353	21,824
FTAI Aviation Ltd	19,457	2,084,040
GATX Corp	6,809	993,842
Global Industrial Co	2,672	68,617
GMS Inc (b)	7,485	548,351
H&E Equipment Services Inc	6,160	553,230
Herc Holdings Inc	5,405	591,523
Hudson Technologies Inc (b)	8,699	58,196
Karat Packaging Inc	1,291	34,057
McGrath RentCorp	4,672	498,362
Mrc Global Inc (b)	16,115	187,740
Rush Enterprises Inc Class A	11,987	611,217
Rush Enterprises Inc Class B	1,369	79,183
Titan Machinery Inc (b)	4,068	67,488
Transcat Inc (b)	1,774	140,731
Willis Lease Finance Corp	531	82,156
Xometry Inc Class A (b)	8,400	215,376
		10,054,160
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)	2,254	24,049
TOTAL INDUSTRIALS		77,326,650

Information Technology - 12.0%
Communications Equipment - 0.6%
ADTRAN Holdings Inc (b)	15,310	117,275
Applied Optoelectronics Inc (b)	8,485	108,523
Aviat Networks Inc (b)	2,466	43,302
Calix Inc (b)	11,635	475,988
Clearfield Inc (b)	2,500	71,675
CommScope Holding Co Inc (b)	41,290	154,425
Digi International Inc (b)	7,199	195,813
Extreme Networks Inc (b)	25,068	329,895
Harmonic Inc (b)	21,457	192,684
Netgear Inc (b)	5,359	129,259
NetScout Systems Inc (b)	13,508	283,938
Ribbon Communications Inc (b)	19,057	61,173
Viasat Inc (b)	24,229	224,603
Viavi Solutions Inc (b)	42,243	446,931
		2,835,484
Electronic Equipment, Instruments & Components - 2.7%
908 Devices Inc (b)	4,658	25,293
Advanced Energy Industries Inc	7,190	700,378
Aeva Technologies Inc (b)	4,448	31,625
Arlo Technologies Inc (b)	18,867	185,463
Badger Meter Inc	5,631	1,243,437
Bel Fuse Inc Class A	354	21,736
Bel Fuse Inc Class B	1,959	128,843
Belden Inc	7,767	800,855
Benchmark Electronics Inc	6,866	223,351
Climb Global Solutions Inc	800	84,320
CTS Corp	5,789	220,445
Daktronics Inc (b)	7,792	98,880
ePlus Inc (b)	5,057	315,355
Evolv Technologies Holdings Inc Class A (b)	25,517	112,020
FARO Technologies Inc (b)	3,612	106,229
Insight Enterprises Inc (b)	5,225	722,513
Itron Inc (b)	8,665	964,328
Kimball Electronics Inc (b)	4,759	68,244
Knowles Corp (b)	16,743	263,535
Lightwave Logic Inc (b)(c)	24,667	21,956
Methode Electronics Inc	7,028	44,066
MicroVision Inc (b)(c)	41,481	46,874
Mirion Technologies Inc Class A (b)	39,591	624,746
Napco Security Technologies Inc	6,869	156,957
nLight Inc (b)	9,210	71,009
Novanta Inc (b)	6,885	818,351
OSI Systems Inc (b)	3,040	622,410
Ouster Inc Class A (b)	9,245	68,690
PAR Technology Corp (b)	6,433	375,687
PC Connection Inc	2,233	138,535
Plexus Corp (b)	5,132	628,311
Powerfleet Inc NJ (b)	19,292	97,232
Richardson Electronics Ltd/United States	2,466	21,355
Rogers Corp (b)	2,773	171,399
Sanmina Corp (b)	10,284	789,708
ScanSource Inc (b)	4,509	148,752
SmartRent Inc Class A (b)	36,980	35,246
TTM Technologies Inc (b)	19,292	386,226
Vishay Intertechnology Inc	24,170	313,968
Vishay Precision Group Inc (b)	2,409	60,080
		11,958,408
IT Services - 0.4%
Applied Digital Corp (b)(c)	38,544	174,990
ASGN Inc (b)	8,357	421,026
Backblaze Inc Class A (b)	9,495	41,778
BigBear.ai Holdings Inc (b)(c)	20,074	68,452
BigCommerce Holdings Inc (b)	13,801	71,489
Couchbase Inc (b)	8,016	141,402
DigitalOcean Holdings Inc (b)	12,875	397,838
Fastly Inc Class A (b)	26,317	151,323
Grid Dynamics Holdings Inc (b)	12,021	170,217
Hackett Group Inc/The	4,683	119,604
Information Services Group Inc	6,978	27,075
Rackspace Technology Inc (b)	14,329	19,487
Tucows Inc Class A (b)	1,580	25,691
Unisys Corp (b)	13,251	52,606
		1,882,978
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research Inc Class A (b)	10,028	195,245
Aehr Test Systems (b)(c)	5,721	48,800
Alpha & Omega Semiconductor Ltd (b)	4,793	90,252
Ambarella Inc (b)	7,509	360,357
Axcelis Technologies Inc (b)	6,336	310,337
CEVA Inc (b)	4,505	118,076
Cohu Inc (b)	9,144	146,304
Credo Technology Group Holding Ltd (b)	27,452	1,181,809
Diodes Inc (b)	8,957	343,949
Everspin Technologies Inc (b)	3,824	20,267
FormFactor Inc (b)	15,189	427,418
GCT Semiconductor Holding Inc Class A (b)	2,241	3,114
Ichor Holdings Ltd (b)	6,623	131,003
Impinj Inc (b)	4,448	409,794
MaxLinear Inc Class A (b)	12,832	128,192
Navitas Semiconductor Corp Class A (b)(c)	26,452	51,052
NVE Corp	976	56,715
PDF Solutions Inc (b)	6,293	115,477
Penguin Solutions Inc (b)	10,118	172,714
Photronics Inc (b)	11,902	217,450
Power Integrations Inc	11,068	543,660
QuickLogic Corp (b)(c)	3,062	17,484
Rambus Inc (b)	20,719	1,010,880
Rigetti Computing Inc Class A (b)(c)	36,577	324,438
Semtech Corp (b)	14,378	449,313
Silicon Laboratories Inc (b)	6,234	634,372
SiTime Corp (b)	3,615	530,899
SkyWater Technology Inc (b)	5,663	40,151
Synaptics Inc (b)	7,716	429,473
Ultra Clean Holdings Inc (b)	8,773	164,099
Veeco Instruments Inc (b)	10,830	202,521
		8,875,615
Software - 5.9%
8x8 Inc (b)	25,786	45,641
A10 Networks Inc	13,705	225,858
ACI Worldwide Inc (b)	20,178	1,076,699
Adeia Inc	20,852	256,688
Agilysys Inc (b)	4,396	326,843
Airship AI Holdings Inc Class A (b)	1,765	6,866
Alarm.com Holdings Inc (b)	9,134	489,582
Alkami Technology Inc (b)	11,760	313,874
Amplitude Inc Class A (b)	15,506	142,500
Appian Corp Class A (b)	6,469	200,862
Arteris Inc (b)	5,974	39,787
Asana Inc Class A (b)	15,892	256,497
AudioEye Inc (b)	1,800	19,530
Aurora Innovation Inc Class A (b)	185,645	1,344,071
AvePoint Inc Class A (b)	24,823	405,856
Bit Digital Inc (b)	24,628	47,778
Blackbaud Inc (b)	7,598	459,983
BlackLine Inc (b)	11,248	531,243
Blend Labs Inc Class A (b)	46,329	155,202
Box Inc Class A (b)	26,988	842,565
Braze Inc Class A (b)	12,905	401,733
C3.ai Inc Class A (b)(c)	21,899	481,997
Cerence Inc (b)	8,335	75,515
Cipher Mining Inc (b)	39,832	113,521
Cleanspark Inc (b)(c)	53,633	438,182
Clear Secure Inc Class A	17,056	420,942
Clearwater Analytics Holdings Inc Class A (b)	39,085	888,793
Commvault Systems Inc (b)	8,406	1,404,896
Consensus Cloud Solutions Inc (b)	3,394	67,405
Core Scientific Inc (b)	34,428	278,867
CS Disco Inc (b)	6,848	25,543
Daily Journal Corp (b)	269	101,946
Digimarc Corp (b)(c)	3,162	41,391
Digital Turbine Inc (b)	18,843	56,529
Domo Inc Class B (b)	6,689	49,699
E2open Parent Holdings Inc Class A (b)	41,554	81,861
eGain Corp (b)	3,935	20,226
EverCommerce Inc (b)	4,563	44,535
Freshworks Inc Class A (b)	39,961	590,224
I3 Verticals Inc Class A (b)	4,400	110,528
Intapp Inc (b)	10,245	555,894
InterDigital Inc	4,843	973,443
Jamf Holding Corp (b)	16,171	187,098
Kaltura Inc (b)	19,621	42,185
Life360 Inc (b)	2,041	87,559
LiveRamp Holdings Inc (b)	12,392	324,175
MARA Holdings Inc (b)(c)	66,013	882,594
Meridianlink Inc (b)	6,292	106,398
Mitek Systems Inc (b)	8,844	73,228
N-able Inc/US (b)	14,147	99,878
NCR Voyix Corp (b)	28,138	241,143
NextNav Inc Class A (b)	15,630	194,125
Olo Inc Class A (b)	20,383	126,375
ON24 Inc (b)	5,400	25,272
OneSpan Inc	7,296	108,492
Ooma Inc (b)	4,602	56,282
Pagaya Technologies Ltd Class A (b)	7,172	78,605
PagerDuty Inc (b)	16,749	259,777
Porch Group Inc (b)	15,376	89,181
Progress Software Corp	8,305	497,968
PROS Holdings Inc (b)	8,878	151,636
Q2 Holdings Inc (b)	11,272	893,306
Qualys Inc (b)	7,126	895,809
Rapid7 Inc (b)	9,630	227,461
Red Violet Inc	2,083	81,362
Rekor Systems Inc (b)(c)	15,603	16,383
ReposiTrak Inc (c)	2,207	47,671
Rimini Street Inc (b)	10,639	37,556
Riot Platforms Inc (b)(c)	60,443	437,607
Roadzen Inc (b)(c)	8,653	8,370
SEMrush Holdings Inc Class A (b)	7,415	76,226
Silvaco Group Inc (b)	1,817	9,666
SoundHound AI Inc Class A (b)(c)	62,725	582,715
SoundThinking Inc (b)	1,968	30,543
Sprinklr Inc Class A (b)	22,907	176,155
Sprout Social Inc Class A (b)	7,285	152,329
SPS Commerce Inc (b)	7,249	1,040,304
Telos Corp (b)	11,352	30,991
Tenable Holdings Inc (b)	22,983	702,590
Terawulf Inc (b)(c)	52,122	144,899
Varonis Systems Inc (b)	21,163	906,623
Verint Systems Inc (b)	11,822	208,540
Vertex Inc Class A (b)	10,643	426,039
Viant Technology Inc Class A (b)	2,881	41,227
Weave Communications Inc (b)	7,822	82,913
Workiva Inc Class A (b)	9,819	739,076
Xperi Inc (b)	8,990	66,436
Yext Inc (b)	20,585	139,978
Zeta Global Holdings Corp Class A (b)	34,718	453,417
		26,699,758
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure Inc Class A	4,995	54,895
Corsair Gaming Inc (b)	9,653	68,343
CPI Card Group Inc (b)	1,089	28,466
Diebold Nixdorf Inc (b)	5,044	223,601
Eastman Kodak Co (b)	12,414	78,084
Immersion Corp	6,653	48,101
IonQ Inc (b)(c)	39,333	1,080,084
Turtle Beach Corp (b)	3,594	41,511
Xerox Holdings Corp	16,449	72,540
		1,695,625
TOTAL INFORMATION TECHNOLOGY		53,947,868

Materials - 3.7%
Chemicals - 1.5%
AdvanSix Inc	4,966	106,372
American Vanguard Corp	5,547	23,408
Arq Inc (b)	5,624	21,315
ASP Isotopes Inc (b)	10,643	56,195
Aspen Aerogels Inc (b)	12,015	64,881
Avient Corp	17,367	578,495
Balchem Corp	6,174	966,540
Cabot Corp	10,170	798,752
Core Molding Technologies Inc (b)	1,450	22,301
Danimer Scientific Inc warrants 7/15/2025 (b)	3,923	0
Ecovyst Inc (b)	22,206	132,792
Hawkins Inc	3,697	450,221
HB Fuller Co	10,549	570,068
Ingevity Corp (b)	6,985	230,365
Innospec Inc	4,797	429,236
Intrepid Potash Inc (b)	2,105	69,549
Koppers Holdings Inc	3,847	96,406
Kronos Worldwide Inc	4,232	32,629
LSB Industries Inc (b)	10,313	65,797
Mativ Holdings Inc	10,833	55,357
Minerals Technologies Inc	6,062	312,739
Northern Technologies International Corp	1,627	12,121
Perimeter Solutions Inc	25,638	259,713
PureCycle Technologies Inc (b)(c)	23,531	157,893
Quaker Chemical Corp	2,674	283,284
Rayonier Advanced Materials Inc (b)	12,098	51,537
Sensient Technologies Corp	8,078	758,928
Stepan Co	4,151	209,875
Tronox Holdings PLC	17,947	97,093
Valhi Inc	521	8,981
		6,922,843
Construction Materials - 0.3%
Knife River Corp (b)	10,858	1,013,920
Smith-Midland Corp (b)	879	26,361
United States Lime & Minerals Inc	1,998	186,833
		1,227,114
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	28,768	106,729
Greif Inc Class A	4,524	237,420
Greif Inc Class B	1,210	67,239
Myers Industries Inc	7,450	78,225
O-I Glass Inc (b)	29,793	377,180
Ranpak Holdings Corp Class A (b)	8,798	36,160
TriMas Corp	7,861	189,057
		1,092,010
Metals & Mining - 1.6%
Alpha Metallurgical Resources Inc (b)	2,110	256,049
Carpenter Technology Corp	9,216	1,802,743
Century Aluminum Co (b)	10,127	166,184
Coeur Mining Inc (b)	119,808	664,934
Commercial Metals Co	21,797	970,838
Compass Minerals International Inc (b)	6,723	90,357
Constellium SE (b)	24,837	251,102
Contango ORE Inc (b)	2,065	29,034
Dakota Gold Corp (b)	13,259	35,799
Hecla Mining Co	114,607	655,552
Ivanhoe Electric Inc / US (b)	16,146	101,720
Kaiser Aluminum Corp	3,063	197,441
Materion Corp	3,916	325,067
Metallus Inc (b)	7,951	100,580
Olympic Steel Inc	1,904	61,404
Perpetua Resources Corp (United States) (b)(c)	8,028	118,252
Piedmont Lithium Inc (b)	3,576	26,748
Radius Recycling Inc Class A	5,041	147,853
Ramaco Resources Inc Class A	4,178	42,114
Ramaco Resources Inc Class B	2,493	22,861
Ryerson Holding Corp	5,134	120,033
SunCoke Energy Inc	15,982	144,797
Tredegar Corp (b)	4,834	37,560
Warrior Met Coal Inc	9,951	475,857
Worthington Steel Inc	6,226	159,759
		7,004,638
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	3,188	85,630
Sylvamo Corp	6,662	397,188
		482,818
TOTAL MATERIALS		16,729,423

Real Estate - 6.2%
Diversified REITs - 0.7%
Alexander & Baldwin Inc	14,198	243,922
Alpine Income Property Trust Inc	2,458	37,976
American Assets Trust Inc	9,680	181,306
Armada Hoffler Properties Inc Class A	16,221	109,816
Broadstone Net Lease Inc Class A	36,879	596,702
CTO Realty Growth Inc	5,684	103,847
Empire State Realty Trust Inc Class A	26,810	190,887
Essential Properties Realty Trust Inc	33,689	1,083,776
Gladstone Commercial Corp	8,625	121,871
Global Net Lease Inc	40,225	303,699
NexPoint Diversified Real Estate Trust	8,510	29,870
One Liberty Properties Inc	3,063	74,737
		3,078,409
Health Care REITs - 0.9%
American Healthcare REIT Inc	29,046	937,605
CareTrust REIT Inc	36,276	1,061,799
Community Healthcare Trust Inc	5,695	97,271
Diversified Healthcare Trust	43,847	99,094
Global Medical REIT Inc	12,622	97,694
LTC Properties Inc	8,741	313,540
National Health Investors Inc	8,494	642,741
Sabra Health Care REIT Inc	45,907	819,440
Strawberry Fields REIT Ltd	1,879	19,767
Universal Health Realty Income Trust	2,559	97,779
		4,186,730
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT Inc	44,962	529,203
Braemar Hotels & Resorts Inc	15,327	28,660
Chatham Lodging Trust	9,540	65,540
DiamondRock Hospitality Co	39,931	293,094
Pebblebrook Hotel Trust	23,448	212,204
RLJ Lodging Trust	30,040	210,580
Ryman Hospitality Properties Inc	11,281	992,164
Service Properties Trust	34,862	62,752
Summit Hotel Properties Inc	21,422	87,188
Sunstone Hotel Investors Inc	39,211	327,020
Xenia Hotels & Resorts Inc	20,219	215,939
		3,024,344
Industrial REITs - 0.3%
Industrial Logistics Properties Trust	13,727	35,964
LXP Industrial Trust	57,350	452,492
Plymouth Industrial REIT Inc	8,200	121,933
Terreno Realty Corp	18,963	1,068,186
		1,678,575
Office REITs - 0.7%
Brandywine Realty Trust	35,084	138,933
City Office Reit Inc	8,680	44,094
COPT Defense Properties	21,717	567,031
Douglas Emmett Inc	31,770	439,379
Easterly Government Properties Inc	8,074	162,853
Franklin Street Properties Corp	22,889	36,165
Hudson Pacific Properties Inc	29,094	59,643
JBG SMITH Properties (c)	16,056	224,463
NET Lease Office Properties (b)	2,818	85,188
Orion Properties Inc	15,572	28,496
Paramount Group Inc	36,142	155,049
Peakstone Realty Trust	7,462	85,888
Piedmont Office Realty Trust Inc Class A1	25,102	148,353
Postal Realty Trust Inc Class A	4,527	59,937
SL Green Realty Corp	14,072	740,328
		2,975,800
Real Estate Management & Development - 0.6%
American Realty Investors Inc (b)	523	6,323
Anywhere Real Estate Inc (b)	19,559	67,674
Compass Inc Class A (b)	70,338	543,010
Cushman & Wakefield PLC (b)	43,939	411,709
eXp World Holdings Inc	16,010	146,652
Forestar Group Inc (b)	3,711	71,474
FRP Holdings Inc (b)	2,394	63,644
Kennedy-Wilson Holdings Inc	22,083	141,331
Marcus & Millichap Inc	4,502	136,861
Maui Land & Pineapple Co Inc (b)	1,375	21,354
Newmark Group Inc Class A	25,183	276,761
Offerpad Solutions Inc Class A (b)	3,156	3,503
Opendoor Technologies Inc Class A (b)	123,558	93,694
RE/MAX Holdings Inc Class A (b)	3,537	27,058
Redfin Corp (b)	23,320	221,773
RMR Group Inc/The Class A	3,321	48,752
St Joe Co/The	6,891	291,627
Star Holdings (b)	2,762	18,616
Stratus Properties Inc (b)	1,126	17,870
Tejon Ranch Co (b)	3,940	66,704
Transcontinental Realty Investors Inc (b)	207	5,953
		2,682,343
Residential REITs - 0.5%
Apartment Investment and Management Co Class A	26,625	210,604
BRT Apartments Corp	2,662	41,181
Centerspace	3,211	193,816
Clipper Realty Inc	2,954	10,634
Elme Communities	17,126	266,652
Independence Realty Trust Inc	43,255	840,445
NexPoint Residential Trust Inc	4,393	163,771
UMH Properties Inc	13,902	245,648
Veris Residential Inc	15,007	232,909
		2,205,660
Retail REITs - 1.3%
Acadia Realty Trust	22,612	431,889
Alexander's Inc	448	92,467
CBL & Associates Properties Inc	4,168	97,823
Curbline Properties Corp	18,397	421,107
FrontView REIT Inc	2,955	36,760
Getty Realty Corp	9,893	276,905
InvenTrust Properties Corp	14,856	413,888
Kite Realty Group Trust	41,785	904,646
Macerich Co/The	48,726	714,323
NETSTREIT Corp	16,082	261,654
Phillips Edison & Co Inc	23,621	819,649
Saul Centers Inc	1,968	64,354
SITE Centers Corp	9,339	110,574
Tanger Inc	20,725	653,045
Urban Edge Properties	24,333	439,697
Whitestone REIT	9,405	122,641
		5,861,422
Specialized REITs - 0.5%
Farmland Partners Inc	8,520	85,711
Four Corners Property Trust Inc	18,706	522,833
Gladstone Land Corp	6,985	69,361
Outfront Media Inc	27,794	420,523
PotlatchDeltic Corp	15,420	591,974
Safehold Inc	10,495	165,296
Uniti Group Inc	46,967	231,078
		2,086,776
TOTAL REAL ESTATE		27,780,059

Utilities - 3.1%
Electric Utilities - 0.9%
ALLETE Inc	11,068	724,843
Genie Energy Ltd Class B	2,860	42,242
Hawaiian Electric Industries Inc (b)	33,712	353,976
MGE Energy Inc	7,106	642,525
Otter Tail Corp	8,102	643,137
Portland General Electric Co	20,050	844,506
TXNM Energy Inc	17,211	915,625
		4,166,854
Gas Utilities - 1.0%
Chesapeake Utilities Corp	4,318	568,551
New Jersey Resources Corp	19,121	935,782
Northwest Natural Holding Co	7,709	332,258
ONE Gas Inc	10,805	848,301
RGC Resources Inc	1,723	36,131
Southwest Gas Holdings Inc	11,687	843,918
Spire Inc	10,898	834,133
		4,399,074
Independent Power and Renewable Electricity Producers - 0.2%
Montauk Renewables Inc (b)	16,340	34,314
Ormat Technologies Inc	11,300	820,380
Sunnova Energy International Inc (b)(c)	736	138
		854,832
Multi-Utilities - 0.5%
Avista Corp	15,282	633,745
Black Hills Corp	13,939	848,885
Northwestern Energy Group Inc	12,010	699,342
Unitil Corp	3,057	179,324
		2,361,296
Water Utilities - 0.5%
American States Water Co	7,366	597,456
Cadiz Inc (b)	9,640	27,378
California Water Service Group	11,709	593,061
Consolidated Water Co Ltd	3,100	72,044
Global Water Resources Inc	2,597	27,086
Middlesex Water Co	3,430	216,502
Pure Cycle Corp (b)	4,731	46,837
SJW Group	6,581	373,406
York Water Co/The	2,706	95,251
		2,049,021
TOTAL UTILITIES		13,831,077

TOTAL UNITED STATES		435,077,375
TOTAL COMMON STOCKS (Cost $429,629,865)		448,533,813

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (g) (Cost $141,535)	4.25	142,000	141,534

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	317,784	317,847
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	15,451,313	15,452,859
TOTAL MONEY MARKET FUNDS (Cost $15,770,706)			15,770,706

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $445,542,106)	464,446,053
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(13,449,988)
NET ASSETS - 100.0%	450,996,065

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	25	Jun 2025	2,462,250	155,872	155,872

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $255,415 or 0.1% of net assets.

(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $141,534.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,546,359	86,112,930	88,341,386	120,299	(56)	-	317,847	317,784	0.0%
Fidelity Securities Lending Cash Central Fund	11,840,341	99,047,322	95,434,804	366,068	-	-	15,452,859	15,451,313	0.1%
Total	14,386,700	185,160,252	183,776,190	486,367	(56)	-	15,770,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,689,916	11,689,916	-	-
Consumer Discretionary	40,532,883	40,532,883	-	-
Consumer Staples	14,917,415	14,917,415	-	-
Energy	20,312,758	20,312,758	-	-
Financials	88,943,688	88,943,688	-	-
Health Care	77,036,779	77,028,448	1,239	7,092
Industrials	78,501,283	78,501,283	-	-
Information Technology	56,365,159	56,365,159	-	-
Materials	17,671,424	17,671,424	-	-
Real Estate	27,866,305	27,866,305	-	-
Utilities	14,696,203	14,696,203	-	-

U.S. Treasury Obligations	141,534	-	141,534	-

Money Market Funds	15,770,706	15,770,706	-	-
Total Investments in Securities:	464,446,053	464,296,188	142,773	7,092
Derivative Instruments:

Assets
Futures Contracts	155,872	155,872	-	-
Total Assets	155,872	155,872	-	-
Total Derivative Instruments:	155,872	155,872	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	155,872	0
Total Equity Risk	155,872	0
Total Value of Derivatives	155,872	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $14,700,862) - See accompanying schedule:
Unaffiliated issuers (cost $429,771,400)	$448,675,347
Fidelity Central Funds (cost $15,770,706)	15,770,706

Total Investment in Securities (cost $445,542,106)		$464,446,053
Segregated cash with brokers for derivative instruments		120,782
Cash		1,515,485
Receivable for investments sold		964
Receivable for fund shares sold		623,343
Dividends receivable		140,870
Distributions receivable from Fidelity Central Funds		33,315
Other receivables		4,787
Total assets		466,885,599
Liabilities
Payable for investments purchased	$59,536
Payable for fund shares redeemed	362,098
Payable for daily variation margin on futures contracts	15,060
Collateral on securities loaned	15,452,840
Total liabilities		15,889,534
Net Assets		$450,996,065
Net Assets consist of:
Paid in capital		$449,475,736
Total accumulated earnings (loss)		1,520,329
Net Assets		$450,996,065
Net Asset Value, offering price and redemption price per share ($450,996,065 ÷ 31,910,547 shares)		$14.13
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$5,119,176
Interest		10,965
Income from Fidelity Central Funds (including $366,068 from security lending)		486,367
Total income		5,616,508
Expenses
Independent trustees' fees and expenses	$1,049
Total expenses		1,049
Net Investment income (loss)		5,615,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,272,451)
Redemptions in-kind	13,906,856
Fidelity Central Funds	(56)
Futures contracts	467,363
Total net realized gain (loss)		9,101,712
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(15,038,776)
Futures contracts	151,174
Total change in net unrealized appreciation (depreciation)		(14,887,602)
Net gain (loss)		(5,785,890)
Net increase (decrease) in net assets resulting from operations		$(170,431)
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,615,459	$4,958,950
Net realized gain (loss)	9,101,712	(3,301,976)
Change in net unrealized appreciation (depreciation)	(14,887,602)	36,696,423
Net increase (decrease) in net assets resulting from operations	(170,431)	38,353,397
Distributions to shareholders	(5,782,451)	(4,955,699)

Share transactions
Proceeds from sales of shares	242,338,200	153,091,221
Reinvestment of distributions	4,313,319	3,626,735
Cost of shares redeemed	(136,244,709)	(126,338,692)

Net increase (decrease) in net assets resulting from share transactions	110,406,810	30,379,264
Total increase (decrease) in net assets	104,453,928	63,776,962

Net Assets
Beginning of period	346,542,137	282,765,175
End of period	$450,996,065	$346,542,137

Other Information
Shares
Sold	15,976,325	11,216,014
Issued in reinvestment of distributions	273,207	259,895
Redeemed	(8,768,587)	(9,310,316)
Net increase (decrease)	7,480,945	2,165,593

Financial Highlights
Fidelity Flex® Small Cap Index Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.19	$12.70	$13.32	$16.47	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.21	.21	.22	.18	.14
Net realized and unrealized gain (loss)	(.05)	1.50	(.68)	(2.89)	6.96
Total from investment operations	.16	1.71	(.46)	(2.71)	7.10
Distributions from net investment income	(.22)	(.22)	(.16)	(.18)	(.15)
Distributions from net realized gain	-	-	-	(.26)	-
Total distributions	(.22)	(.22)	(.16)	(.44)	(.15)
Net asset value, end of period	$14.13	$14.19	$12.70	$13.32	$16.47
Total Return C	.96%	13.47%	(3.46)%	(16.88)%	75.01%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	.04%	-% F	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	1.34%	1.55%	1.66%	1.14%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$450,996	$346,542	$282,765	$242,826	$178,073
Portfolio turnover rate G	10 % H	21%	16%	18%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), certain corporate actions, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$93,667,631
Gross unrealized depreciation	(82,737,888)
Net unrealized appreciation (depreciation)	$10,929,743
Tax Cost	$453,516,310

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(9,409,413)
Net unrealized appreciation (depreciation) on securities and other investments	$10,929,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,949,686)
Long-term	(5,459,727)
Total capital loss carryforward	$(9,409,413)

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$5,782,451	$4,955,699

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Flex Small Cap Index Fund	3,379,505

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	190,334,032	43,100,967

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex Small Cap Index Fund	1,558,284	13,906,856	23,202,642
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Small Cap Index Fund	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $139,261 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 80% and 53% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 80.01% and 61.04% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.50% and 19.10% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881631.108
ZAP-ANN-0625
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Mid Cap Index Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	9,946	567,519
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	7,561	82,793
Liberty Global Ltd Class C (b)	6,525	73,993

TOTAL BELGIUM		156,786
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	2,272	549,665
BRAZIL - 0.5%
Financials - 0.5%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	143,764	1,786,987
Capital Markets - 0.1%
XP Inc Class A	18,242	293,696
TOTAL BRAZIL		2,080,683
CANADA - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	8,048	810,434
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	6,126	174,346
TOTAL CANADA		984,780
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	2,814	68,240
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	1,803	92,728
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	5,439	103,722
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (b)	51,295	1,198,764
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	3,050	291,031
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	18,888	532,075
UNITED STATES - 98.5%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent Inc (b)	10,810	391,863
GCI Liberty Inc Class A (b)(d)	1,527	0
Iridium Communications Inc	5,093	122,894
		514,757
Entertainment - 1.8%
Electronic Arts Inc	11,704	1,698,133
Liberty Media Corp-Liberty Formula One Class A (b)	1,048	84,416
Liberty Media Corp-Liberty Formula One Class C (b)	9,249	820,109
Liberty Media Corp-Liberty Live Class A (b)	836	58,503
Liberty Media Corp-Liberty Live Class C (b)	2,040	145,881
Live Nation Entertainment Inc (b)	6,997	926,753
Madison Square Garden Sports Corp Class A (b)	817	157,330
Playtika Holding Corp	3,737	19,693
ROBLOX Corp Class A (b)	23,264	1,559,851
Roku Inc Class A (b)	5,339	364,013
Take-Two Interactive Software Inc (b)	7,627	1,779,532
TKO Group Holdings Inc Class A	3,482	567,253
Warner Bros Discovery Inc (b)	107,874	935,268
		9,116,735
Interactive Media & Services - 0.3%
Angi Inc Class A (b)	1,978	22,668
IAC Inc Class A (b)	3,492	122,010
Match Group Inc	10,598	314,337
Pinterest Inc Class A (b)	26,337	666,853
TripAdvisor Inc Class A (b)	5,074	63,171
Trump Media & Technology Group Corp (b)(c)	3,573	87,681
ZoomInfo Technologies Inc (b)	12,818	109,722
		1,386,442
Media - 1.4%
Charter Communications Inc Class A (b)	4,093	1,603,883
Fox Corp Class A	10,006	498,199
Fox Corp Class B	5,499	254,274
Interpublic Group of Cos Inc/The	16,761	421,036
Liberty Broadband Corp Class A (b)	697	62,068
Liberty Broadband Corp Class C (b)	4,892	442,188
New York Times Co/The Class A	7,113	370,303
News Corp Class A	16,764	454,640
News Corp Class B	5,136	161,373
Nexstar Media Group Inc	1,317	197,101
Omnicom Group Inc	8,649	658,708
Paramount Global Class A (c)	1,792	40,606
Paramount Global Class B (c)	24,574	288,499
Sirius XM Holdings Inc (c)	9,709	207,967
Trade Desk Inc (The) Class A (b)	19,901	1,067,291
		6,728,136
TOTAL COMMUNICATION SERVICES		17,746,070

Consumer Discretionary - 9.6%
Automobile Components - 0.1%
BorgWarner Inc	10,139	287,745
Gentex Corp	10,397	226,447
Lear Corp	2,513	215,490
QuantumScape Corp Class A (b)(c)	17,324	67,736
		797,418
Automobiles - 0.2%
Harley-Davidson Inc	5,341	119,745
Lucid Group Inc Class A (b)(c)	45,035	113,038
Rivian Automotive Inc Class A (b)(c)	35,865	489,916
Thor Industries Inc	2,368	171,491
		894,190
Broadline Retail - 0.5%
Dillard's Inc Class A	135	46,799
eBay Inc	21,179	1,443,561
Etsy Inc (b)	5,034	218,878
Kohl's Corp (c)	5,746	38,498
Macy's Inc	12,622	144,143
Nordstrom Inc	4,461	107,689
Ollie's Bargain Outlet Holdings Inc (b)	2,694	285,860
		2,285,428
Distributors - 0.3%
Genuine Parts Co	6,259	735,745
LKQ Corp	11,608	443,542
Pool Corp	1,672	490,130
		1,669,417
Diversified Consumer Services - 0.4%
ADT Inc	16,456	131,977
Bright Horizons Family Solutions Inc (b)	2,557	320,699
Duolingo Inc Class A (b)	1,669	650,043
Grand Canyon Education Inc (b)	1,255	223,854
H&R Block Inc	6,049	365,178
Service Corp International/US	6,211	496,259
		2,188,010
Hotels, Restaurants & Leisure - 3.4%
Aramark	11,613	388,223
Boyd Gaming Corp	2,833	195,874
Caesars Entertainment Inc (b)	6,263	169,477
Carnival Corp (b)	45,539	835,185
Cava Group Inc (b)	3,383	312,691
Choice Hotels International Inc	1,224	154,359
Churchill Downs Inc	3,136	283,526
Darden Restaurants Inc	5,185	1,040,318
Domino's Pizza Inc	1,552	761,054
DraftKings Inc Class A (b)	20,155	670,960
Dutch Bros Inc Class A (b)	4,850	289,739
Expedia Group Inc Class A	5,429	851,973
Hilton Worldwide Holdings Inc	10,633	2,397,530
Hyatt Hotels Corp Class A	1,869	210,599
Las Vegas Sands Corp	15,551	570,255
Light & Wonder Inc Class A (b)	3,947	336,995
Marriott Vacations Worldwide Corp	762	41,765
MGM Resorts International (b)	10,431	328,159
Norwegian Cruise Line Holdings Ltd (b)	19,616	314,444
Penn Entertainment Inc (b)	6,941	105,642
Planet Fitness Inc Class A (b)	3,747	354,429
Royal Caribbean Cruises Ltd	10,495	2,255,480
Texas Roadhouse Inc	2,981	494,727
Travel + Leisure Co	3,042	133,635
Vail Resorts Inc	1,692	235,526
Wendy's Co/The	8,232	102,900
Wingstop Inc	1,315	347,015
Wyndham Hotels & Resorts Inc	3,381	288,399
Wynn Resorts Ltd	4,491	360,672
Yum! Brands Inc	12,489	1,878,845
		16,710,396
Household Durables - 1.6%
DR Horton Inc	12,572	1,588,346
Garmin Ltd	6,845	1,279,125
Leggett & Platt Inc	7,048	67,802
Lennar Corp Class A	10,174	1,104,998
Lennar Corp Class B	596	61,609
Mohawk Industries Inc (b)	2,226	236,735
Newell Brands Inc	14,128	67,532
NVR Inc (b)	123	876,467
PulteGroup Inc	9,085	931,939
SharkNinja Inc (b)	2,954	237,797
Somnigroup International Inc (c)	7,460	455,508
Toll Brothers Inc	4,465	450,385
TopBuild Corp (b)	1,321	390,699
Whirlpool Corp	2,405	183,453
		7,932,395
Leisure Products - 0.2%
Brunswick Corp/DE	3,367	155,050
Hasbro Inc	6,362	393,808
Mattel Inc (b)	15,666	248,933
Polaris Inc	1,298	44,080
YETI Holdings Inc (b)	2,609	74,487
		916,358
Specialty Retail - 2.3%
Advance Auto Parts Inc	2,799	91,583
AutoNation Inc (b)	1,160	202,014
Bath & Body Works Inc	9,753	297,564
Best Buy Co Inc	9,496	633,288
Burlington Stores Inc (b)	2,821	634,838
CarMax Inc (b)	6,926	447,904
Carvana Co Class A (b)	4,793	1,171,170
Dick's Sporting Goods Inc	2,507	470,664
Five Below Inc (b)	1,970	149,503
Floor & Decor Holdings Inc Class A (b)	4,743	338,840
GameStop Corp Class A (b)	17,355	483,510
Gap Inc/The	9,144	200,254
Lithia Motors Inc Class A	1,170	342,529
Murphy USA Inc	813	405,337
Penske Automotive Group Inc	833	129,673
Restoration Hardware Inc (b)	434	79,869
Ross Stores Inc	14,439	2,007,022
Tractor Supply Co	23,691	1,199,239
Ulta Beauty Inc (b)	2,059	814,623
Valvoline Inc (b)	5,834	199,873
Wayfair Inc Class A (b)	3,415	102,996
Williams-Sonoma Inc	5,432	839,081
		11,241,374
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	3,728	56,069
Carter's Inc	1,768	58,432
Columbia Sportswear Co	1,541	95,804
Crocs Inc (b)	2,587	249,439
Deckers Outdoor Corp (b)	6,775	750,873
PVH Corp	2,580	177,968
Ralph Lauren Corp Class A	1,780	400,411
Skechers USA Inc Class A (b)	6,053	290,665
Tapestry Inc	10,337	730,309
Under Armour Inc Class A (b)	8,171	46,738
Under Armour Inc Class C (b)	9,660	52,551
VF Corp	11,445	135,967
		3,045,226
TOTAL CONSUMER DISCRETIONARY		47,680,212

Consumer Staples - 5.1%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (b)	395	97,090
Brown-Forman Corp Class A	2,398	82,994
Brown-Forman Corp Class B	7,540	262,694
Celsius Holdings Inc (b)	7,879	275,450
Coca-Cola Consolidated Inc	263	356,578
Molson Coors Beverage Co Class B	7,523	432,798
		1,507,604
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	18,439	405,289
BJ's Wholesale Club Holdings Inc (b)	5,821	684,317
Casey's General Stores Inc	1,630	754,022
Dollar General Corp	9,780	916,288
Dollar Tree Inc (b)	8,987	734,867
Grocery Outlet Holding Corp (b)	4,379	73,523
Kroger Co/The	29,324	2,117,487
Maplebear Inc (b)	7,372	294,069
Performance Food Group Co (b)	6,755	544,858
Sysco Corp	21,743	1,552,450
US Foods Holding Corp (b)	9,626	632,043
Walgreens Boots Alliance Inc	32,076	351,874
		9,061,087
Food Products - 2.1%
Archer-Daniels-Midland Co	21,172	1,010,963
Bunge Global SA	5,898	464,291
Conagra Brands Inc	21,259	525,310
Darling Ingredients Inc (b)	7,074	227,712
Flowers Foods Inc	8,553	150,447
Freshpet Inc (b)	2,103	154,655
General Mills Inc	24,455	1,387,577
Hershey Co/The	6,459	1,079,880
Hormel Foods Corp	12,783	382,212
Ingredion Inc	2,862	380,131
JM Smucker Co	4,595	534,261
Kellanova	11,486	950,696
Lamb Weston Holdings Inc	6,348	335,238
McCormick & Co Inc/MD	11,118	852,306
Pilgrim's Pride Corp	1,734	94,642
Post Holdings Inc (b)	2,263	256,104
Seaboard Corp	11	28,445
Smithfield Foods Inc	996	22,120
The Campbell's Company	8,605	313,738
Tyson Foods Inc Class A	12,383	758,335
		9,909,063
Household Products - 0.4%
Church & Dwight Co Inc	10,724	1,065,322
Clorox Co/The	5,504	783,219
Reynolds Consumer Products Inc	2,324	53,452
Spectrum Brands Holdings Inc	1,275	80,453
		1,982,446
Personal Care Products - 0.5%
BellRing Brands Inc (b)	5,727	441,781
Coty Inc Class A (b)	18,201	91,915
elf Beauty Inc (b)	1,947	120,461
Kenvue Inc	84,943	2,004,655
		2,658,812
TOTAL CONSUMER STAPLES		25,119,012

Energy - 5.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	44,291	1,567,901
Halliburton Co	40,127	795,317
NOV Inc	16,273	188,930
Weatherford International PLC	2,242	92,818
		2,644,966
Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream Corp	14,904	246,661
Antero Resources Corp (b)	12,892	449,028
APA Corp	15,287	237,560
Cheniere Energy Inc	9,869	2,280,825
Chord Energy Corp	2,794	252,103
Civitas Resources Inc	4,433	120,799
Coterra Energy Inc	32,316	793,681
Devon Energy Corp	27,760	844,182
Diamondback Energy Inc	8,393	1,107,960
DT Midstream Inc	4,429	430,499
EQT Corp	26,101	1,290,433
Expand Energy Corp	10,240	1,063,936
Hess Corp	12,349	1,593,638
HF Sinclair Corp	7,123	214,189
Kinder Morgan Inc	85,607	2,251,464
Matador Resources Co	5,301	209,602
New Fortress Energy Inc Class A	4,258	23,120
ONEOK Inc	27,448	2,255,128
Ovintiv Inc	11,643	390,972
Permian Resources Corp Class A	29,362	346,472
Range Resources Corp	10,540	357,622
Targa Resources Corp	9,543	1,630,899
Texas Pacific Land Corp	828	1,067,184
Viper Energy Inc Class A	5,623	226,776
Williams Cos Inc/The	53,746	3,147,903
		22,832,636
TOTAL ENERGY		25,477,602

Financials - 16.0%
Banks - 2.3%
Bank OZK	4,779	203,585
BOK Financial Corp	917	85,437
Citizens Financial Group Inc	19,545	721,015
Columbia Banking System Inc	9,304	208,596
Comerica Inc	5,962	320,458
Commerce Bancshares Inc/MO	5,319	323,076
Cullen/Frost Bankers Inc	2,562	298,396
East West Bancorp Inc	6,099	521,769
Fifth Third Bancorp	29,873	1,073,636
First Citizens BancShares Inc/NC Class A	508	903,803
First Hawaiian Inc	5,554	126,964
First Horizon Corp	23,343	422,041
FNB Corp/PA	16,008	209,545
Huntington Bancshares Inc/OH	64,362	935,180
KeyCorp	41,801	620,327
M&T Bank Corp	7,296	1,238,569
Pinnacle Financial Partners Inc	3,330	333,799
Prosperity Bancshares Inc	3,875	263,113
Regions Financial Corp	40,311	822,748
Synovus Financial Corp	6,369	275,905
TFS Financial Corp	2,153	27,902
Webster Financial Corp	7,565	357,825
Western Alliance Bancorp	4,776	332,935
Wintrust Financial Corp	2,873	319,391
Zions Bancorp NA	6,445	289,832
		11,235,847
Capital Markets - 5.1%
Affiliated Managers Group Inc	1,323	219,128
Ameriprise Financial Inc	4,263	2,007,958
Ares Management Corp Class A	8,232	1,255,627
Bank of New York Mellon Corp/The	31,683	2,547,630
Blue Owl Capital Inc Class A	23,449	434,510
Carlyle Group Inc/The	9,832	379,908
Cboe Global Markets Inc	4,653	1,032,035
Coinbase Global Inc Class A (b)	8,988	1,823,575
Evercore Inc Class A	1,626	333,802
FactSet Research Systems Inc	1,689	730,020
Franklin Resources Inc	14,426	270,632
Houlihan Lokey Inc Class A	2,357	382,023
Interactive Brokers Group Inc Class A	4,699	807,523
Invesco Ltd	17,200	239,596
Janus Henderson Group PLC	5,843	194,046
Jefferies Financial Group Inc	7,890	368,700
Lazard Inc	4,995	194,306
LPL Financial Holdings Inc	3,505	1,120,864
MarketAxess Holdings Inc	1,644	364,294
Morningstar Inc	1,186	337,678
MSCI Inc	3,372	1,838,111
Nasdaq Inc	18,172	1,384,888
Northern Trust Corp	8,561	804,563
Raymond James Financial Inc	8,977	1,230,208
Robinhood Markets Inc Class A (b)	29,778	1,462,398
SEI Investments Co	4,417	345,807
State Street Corp	12,995	1,144,860
Stifel Financial Corp	4,448	381,149
T Rowe Price Group Inc	8,359	740,189
TPG Inc Class A	3,884	180,411
Tradeweb Markets Inc Class A	5,105	706,022
Virtu Financial Inc Class A	3,507	137,298
		25,399,759
Consumer Finance - 0.9%
Ally Financial Inc	12,365	403,841
Credit Acceptance Corp (b)	279	135,989
Discover Financial Services	11,065	2,021,244
OneMain Holdings Inc	5,128	241,375
SLM Corp	9,290	268,574
SoFi Technologies Inc Class A (b)	47,557	594,938
Synchrony Financial	17,225	894,839
		4,560,800
Financial Services - 1.9%
Affirm Holdings Inc Class A (b)	11,541	574,280
Block Inc Class A (b)	24,666	1,442,221
Corebridge Financial Inc	12,628	374,168
Corpay Inc (b)	2,988	972,206
Equitable Holdings Inc	13,840	684,388
Euronet Worldwide Inc (b)	1,873	185,614
Fidelity National Information Services Inc	23,866	1,882,550
Global Payments Inc	11,325	864,211
Jack Henry & Associates Inc	3,198	554,629
MGIC Investment Corp	10,922	272,067
Rocket Cos Inc Class A (c)	6,365	82,172
Shift4 Payments Inc Class A (b)(c)	2,737	223,887
Toast Inc Class A (b)	20,517	729,995
UWM Holdings Corp Class A	5,247	24,660
Voya Financial Inc	4,351	257,579
Western Union Co/The	15,189	150,523
WEX Inc (b)	1,821	237,404
		9,512,554
Insurance - 5.5%
AFLAC Inc	24,331	2,644,293
Allstate Corp/The	11,633	2,307,871
American Financial Group Inc/OH	3,193	404,425
Arch Capital Group Ltd	15,946	1,445,983
Arthur J Gallagher & Co	10,866	3,484,619
Assurant Inc	2,306	444,458
Assured Guaranty Ltd	2,185	191,690
Axis Capital Holdings Ltd	3,318	319,590
Brighthouse Financial Inc (b)	2,639	153,643
Brown & Brown Inc	10,496	1,160,858
Cincinnati Financial Corp	6,789	945,097
CNA Financial Corp	814	39,202
Everest Group Ltd	1,892	678,906
Fidelity National Financial Inc/US	11,513	737,408
First American Financial Corp	4,564	277,537
Globe Life Inc	3,628	447,478
Hanover Insurance Group Inc/The	1,574	261,441
Hartford Insurance Group Inc/The	12,774	1,566,987
Kemper Corp	2,755	162,876
Kinsale Capital Group Inc	977	425,249
Lincoln National Corp	7,204	229,591
Loews Corp	7,805	677,708
Markel Group Inc (b)	559	1,016,597
Old Republic International Corp	10,037	377,391
Primerica Inc	1,473	386,029
Principal Financial Group Inc	10,224	758,110
Prudential Financial Inc	16,026	1,646,030
Reinsurance Group of America Inc	2,951	552,752
RLI Corp	3,633	268,878
Ryan Specialty Holdings Inc Class A	4,490	294,140
Unum Group	7,985	620,115
W R Berkley Corp	12,873	922,865
White Mountains Insurance Group Ltd	109	192,652
Willis Towers Watson PLC	4,458	1,372,172
		27,414,641
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp (c)	36,544	322,684
Annaly Capital Management Inc	23,832	467,107
Rithm Capital Corp	23,594	263,781
Starwood Property Trust Inc	14,790	283,820
		1,337,392
TOTAL FINANCIALS		79,460,993

Health Care - 9.1%
Biotechnology - 1.4%
Alnylam Pharmaceuticals Inc (b)	5,707	1,502,312
Apellis Pharmaceuticals Inc (b)	3,221	61,875
Biogen Inc (b)	5,890	713,161
BioMarin Pharmaceutical Inc (b)	8,499	541,301
Exact Sciences Corp (b)	8,141	371,555
Exelixis Inc (b)	12,375	484,481
GRAIL Inc (c)	1,204	41,532
Incyte Corp (b)	7,110	445,513
Ionis Pharmaceuticals Inc (b)	7,264	223,077
Natera Inc (b)	5,089	768,083
Neurocrine Biosciences Inc (b)	4,488	483,313
Roivant Sciences Ltd (b)	19,605	227,810
Sarepta Therapeutics Inc (b)	4,125	257,400
Ultragenyx Pharmaceutical Inc (b)	4,194	163,482
United Therapeutics Corp (b)	1,951	591,329
Viking Therapeutics Inc (b)	4,866	140,481
		7,016,705
Health Care Equipment & Supplies - 2.7%
Align Technology Inc (b)	3,343	579,342
Baxter International Inc	22,648	705,938
Cooper Cos Inc/The (b)	8,660	707,262
DENTSPLY SIRONA Inc	5,916	82,232
Dexcom Inc (b)	17,329	1,236,944
Enovis Corp (b)	2,955	102,213
Envista Holdings Corp (b)	7,998	128,608
GE HealthCare Technologies Inc	20,161	1,417,923
Globus Medical Inc Class A (b)	4,926	353,539
Hologic Inc (b)	9,822	571,640
IDEXX Laboratories Inc (b)	3,608	1,561,002
Inspire Medical Systems Inc (b)	1,312	207,795
Insulet Corp (b)	3,080	777,053
Masimo Corp (b)	1,915	308,238
Penumbra Inc (b)	1,629	477,036
QuidelOrtho Corp (b)	3,217	89,400
ResMed Inc	6,437	1,522,931
Solventum Corp (b)	6,124	404,919
STERIS PLC	4,339	975,147
Teleflex Inc	2,097	287,394
Zimmer Biomet Holdings Inc	8,762	902,924
		13,399,480
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (b)	4,126	96,548
Amedisys Inc (b)	1,336	126,786
Cardinal Health Inc	10,753	1,519,292
Cencora Inc	7,646	2,237,756
Centene Corp (b)	22,347	1,337,468
Chemed Corp	646	375,655
DaVita Inc (b)	2,099	297,113
Encompass Health Corp	4,374	511,714
Henry Schein Inc (b)	5,482	356,166
Humana Inc	5,347	1,402,197
Labcorp Holdings Inc	3,714	895,111
Molina Healthcare Inc (b)	2,511	821,122
Premier Inc Class A	4,338	88,278
Quest Diagnostics Inc	4,899	873,100
Tenet Healthcare Corp (b)	4,226	604,107
Universal Health Services Inc Class B	2,512	444,800
		11,987,213
Health Care Technology - 0.4%
Certara Inc (b)	5,649	78,295
Doximity Inc Class A (b)	5,523	314,148
Veeva Systems Inc Class A (b)	6,521	1,523,893
		1,916,336
Life Sciences Tools & Services - 1.8%
10X Genomics Inc Class A (b)	5,465	45,196
Agilent Technologies Inc	12,872	1,385,027
Avantor Inc (b)	28,821	374,385
Azenta Inc (b)	2,001	52,706
Bio-Rad Laboratories Inc Class A (b)	669	163,290
Bio-Techne Corp	7,207	362,872
Bruker Corp	5,046	202,143
Charles River Laboratories International Inc (b)	2,332	276,622
Fortrea Holdings Inc (b)	1,388	8,647
Illumina Inc (b)	6,395	496,252
IQVIA Holdings Inc (b)	8,087	1,254,051
Medpace Holdings Inc (b)	1,146	353,415
Mettler-Toledo International Inc (b)	934	999,912
QIAGEN NV (United States)	9,711	415,145
Repligen Corp (b)	2,496	344,423
Revvity Inc	5,498	513,678
Sotera Health Co (b)	6,224	71,576
Waters Corp (b)	2,636	916,616
West Pharmaceutical Services Inc	3,240	684,580
		8,920,536
Pharmaceuticals - 0.4%
Elanco Animal Health Inc (b)	20,712	196,350
Jazz Pharmaceuticals PLC (b)	2,644	309,242
Organon & Co	11,708	151,384
Perrigo Co PLC	6,133	157,741
Royalty Pharma PLC Class A	17,033	559,024
Viatris Inc	53,653	451,758
		1,825,499
TOTAL HEALTH CARE		45,065,769

Industrials - 16.7%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	3,208	1,967,466
BWX Technologies Inc	4,063	443,355
Curtiss-Wright Corp	1,697	585,278
HEICO Corp	1,955	490,235
HEICO Corp Class A	3,576	718,526
Hexcel Corp	3,719	180,260
Howmet Aerospace Inc	17,912	2,482,246
Huntington Ingalls Industries Inc	1,749	402,865
L3Harris Technologies Inc	8,386	1,845,088
Loar Holdings Inc (b)(c)	1,542	145,842
Spirit AeroSystems Holdings Inc Class A (b)	4,855	174,780
Standardaero Inc	4,701	127,021
Textron Inc	8,335	586,534
Woodward Inc	2,613	490,120
		10,639,616
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	5,140	458,591
Expeditors International of Washington Inc	6,192	680,563
GXO Logistics Inc (b)	5,329	193,122
		1,332,276
Building Products - 1.3%
A O Smith Corp	5,257	356,740
AAON Inc	2,995	273,354
Advanced Drainage Systems Inc	3,133	355,564
Allegion plc	3,856	536,755
Armstrong World Industries Inc	1,867	270,752
AZEK Co Inc/The Class A (b)	6,294	311,931
Builders FirstSource Inc (b)	5,039	602,816
Carlisle Cos Inc	2,000	758,960
Fortune Brands Innovations Inc	5,578	300,208
Hayward Holdings Inc (b)	5,969	79,567
Lennox International Inc	1,416	774,198
Masco Corp	9,546	578,583
Owens Corning	3,827	556,484
Simpson Manufacturing Co Inc	1,876	288,322
Trex Co Inc (b)	4,805	277,825
		6,322,059
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (b)	2,269	485,430
MSA Safety Inc	1,652	260,058
Rollins Inc	12,252	699,957
Tetra Tech Inc	11,930	372,097
Veralto Corp	10,934	1,048,571
Vestis Corp	5,525	48,398
		2,914,511
Construction & Engineering - 1.0%
AECOM	5,802	572,367
API Group Corp (b)	10,163	384,466
Comfort Systems USA Inc	1,559	619,780
EMCOR Group Inc	2,009	805,007
Everus Construction Group Inc	2,277	91,626
MasTec Inc (b)	2,780	353,950
Quanta Services Inc	6,431	1,882,290
Valmont Industries Inc	870	255,101
WillScot Holdings Corp	8,043	202,040
		5,166,627
Electrical Equipment - 1.3%
Acuity Inc	1,376	335,207
AMETEK Inc	10,216	1,732,429
Generac Holdings Inc (b)	2,450	280,231
Hubbell Inc	2,390	868,000
nVent Electric PLC	7,513	412,539
Regal Rexnord Corp	3,002	317,732
Rockwell Automation Inc	5,025	1,244,592
Sensata Technologies Holding PLC	4,830	103,362
Vertiv Holdings Co Class A	15,926	1,359,762
		6,653,854
Ground Transportation - 0.8%
Avis Budget Group Inc (b)	794	73,548
JB Hunt Transport Services Inc	3,620	472,700
Knight-Swift Transportation Holdings Inc	7,077	277,206
Landstar System Inc	1,581	212,091
Lyft Inc Class A (b)	15,661	194,196
Old Dominion Freight Line Inc	8,594	1,317,289
Ryder System Inc	1,842	253,588
Saia Inc (b)	1,184	288,896
Schneider National Inc Class B	2,027	43,560
U-Haul Holding Co (b)	462	28,362
U-Haul Holding Co Class N	4,189	229,557
XPO Inc (b)	5,101	541,319
		3,932,312
Machinery - 3.7%
AGCO Corp	2,802	237,694
Allison Transmission Holdings Inc	3,791	349,682
CNH Industrial NV Class A	38,887	449,923
Crane Co	2,168	349,005
Cummins Inc	6,047	1,776,850
Donaldson Co Inc	5,355	351,984
Dover Corp	6,103	1,041,477
Esab Corp	2,511	301,621
Flowserve Corp	5,944	268,847
Fortive Corp	15,411	1,073,993
Gates Industrial Corp PLC (b)	10,725	202,917
Graco Inc	7,357	600,405
IDEX Corp	3,395	590,628
Ingersoll Rand Inc	17,950	1,353,969
ITT Inc	3,698	506,700
Lincoln Electric Holdings Inc	2,484	437,681
Middleby Corp/The (b)	2,375	316,706
Nordson Corp	2,562	485,678
Oshkosh Corp	2,932	245,584
Otis Worldwide Corp	17,663	1,700,417
Pentair PLC	7,336	665,595
RBC Bearings Inc (b)	1,246	409,398
Snap-on Inc	2,275	713,918
Stanley Black & Decker Inc	5,518	331,190
Timken Co/The	3,024	194,292
Toro Co/The	4,553	310,879
Westinghouse Air Brake Technologies Corp	7,546	1,394,048
Xylem Inc/NY	10,723	1,292,872
		17,953,953
Marine Transportation - 0.0%
Kirby Corp (b)	2,519	242,756
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)	5,626	249,063
American Airlines Group Inc (b)	23,582	234,641
Delta Air Lines Inc	28,939	1,204,731
Southwest Airlines Co	26,688	746,196
United Airlines Holdings Inc (b)	14,616	1,005,873
		3,440,504
Professional Services - 2.9%
Amentum Holdings Inc	6,682	145,801
Booz Allen Hamilton Holding Corp Class A	5,615	673,912
Broadridge Financial Solutions Inc	5,151	1,248,602
CACI International Inc (b)	986	451,460
Clarivate PLC (b)	12,805	55,190
Concentrix Corp	2,102	107,328
Dayforce Inc (b)	6,727	389,291
Dun & Bradstreet Holdings Inc	13,741	123,257
Equifax Inc	5,458	1,419,790
FTI Consulting Inc (b)	1,580	262,722
Genpact Ltd	7,503	377,101
Jacobs Solutions Inc	5,458	675,700
KBR Inc	5,995	316,596
Leidos Holdings Inc	5,914	870,423
ManpowerGroup Inc	2,244	96,649
Parsons Corp (b)	2,069	138,333
Paychex Inc	14,179	2,086,015
Paycom Software Inc	2,252	509,830
Paylocity Holding Corp (b)	1,924	369,600
Robert Half Inc	4,253	188,408
Science Applications International Corp	2,186	264,572
SS&C Technologies Holdings Inc	9,449	714,344
TransUnion	8,652	717,770
Verisk Analytics Inc	6,221	1,844,092
		14,046,786
Trading Companies & Distributors - 1.9%
Air Lease Corp Class A	4,637	216,826
Core & Main Inc Class A (b)	8,458	445,567
Fastenal Co	25,203	2,040,687
Ferguson Enterprises Inc	8,868	1,504,545
MSC Industrial Direct Co Inc Class A	2,059	157,472
SiteOne Landscape Supply Inc (b)	2,017	231,572
United Rentals Inc	2,908	1,836,257
Watsco Inc	1,527	702,176
Wesco International Inc	1,884	307,017
WW Grainger Inc	1,911	1,957,456
		9,399,575
TOTAL INDUSTRIALS		82,044,829

Information Technology - 14.0%
Communications Equipment - 0.4%
Ciena Corp (b)	6,326	424,854
F5 Inc (b)	2,538	671,910
Juniper Networks Inc	14,350	521,192
Lumentum Holdings Inc (b)	3,091	182,493
Ubiquiti Inc	171	55,823
		1,856,272
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics Inc (b)	2,382	265,260
Avnet Inc	3,949	185,564
CDW Corp/DE	5,990	961,754
Cognex Corp	5,860	159,978
Coherent Corp (b)	5,589	359,484
Corning Inc	33,972	1,507,678
Crane NXT Co	2,253	105,711
Ingram Micro Holding Corp	831	14,775
IPG Photonics Corp (b)	1,335	79,953
Jabil Inc	4,749	696,013
Keysight Technologies Inc (b)	7,756	1,127,722
Littelfuse Inc	1,121	204,370
TD SYNNEX Corp	3,386	375,169
Teledyne Technologies Inc (b)	2,044	952,565
Trimble Inc (b)	10,835	673,287
Vontier Corp	6,767	215,258
Zebra Technologies Corp Class A (b)	2,171	543,445
		8,427,986
IT Services - 2.2%
Akamai Technologies Inc (b)	6,704	540,208
Amdocs Ltd	4,889	433,068
Cloudflare Inc Class A (b)	13,496	1,630,047
Cognizant Technology Solutions Corp Class A	22,116	1,627,074
DXC Technology Co (b)	8,106	125,805
EPAM Systems Inc (b)	2,307	361,991
Gartner Inc (b)	3,348	1,409,776
Globant SA (b)	1,909	224,441
GoDaddy Inc Class A (b)	6,195	1,166,704
Kyndryl Holdings Inc (b)	10,159	329,355
MongoDB Inc Class A (b)	3,039	523,225
Okta Inc Class A (b)	7,205	808,113
Twilio Inc Class A (b)	6,778	655,500
VeriSign Inc (b)	3,674	1,036,509
		10,871,816
Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology Inc	2,152	37,552
Astera Labs Inc (b)	4,936	322,370
Cirrus Logic Inc (b)	2,401	230,592
Enphase Energy Inc (b)	5,889	262,591
Entegris Inc	6,859	542,684
First Solar Inc (b)	4,738	596,135
GlobalFoundries Inc (b)	4,531	158,902
Lattice Semiconductor Corp (b)	6,206	303,660
MACOM Technology Solutions Holdings Inc (b)	2,823	292,886
Microchip Technology Inc	23,689	1,091,589
MKS Instruments Inc	3,175	222,695
Monolithic Power Systems Inc	2,091	1,240,173
ON Semiconductor Corp (b)	19,058	756,603
Onto Innovation Inc (b)	2,228	271,749
Qorvo Inc (b)	3,530	252,995
Skyworks Solutions Inc	6,005	386,001
Teradyne Inc	7,140	529,859
Universal Display Corp	2,113	265,456
Wolfspeed Inc (b)(c)	5,893	20,920
		7,785,412
Software - 7.1%
ANSYS Inc (b)	3,864	1,243,744
Appfolio Inc Class A (b)	1,014	209,411
AppLovin Corp Class A (b)	11,609	3,126,420
Bentley Systems Inc Class B	6,258	269,031
BILL Holdings Inc (b)	3,521	160,452
Ccc Intelligent Solutions Holdings Inc Class A (b)	21,614	200,146
Confluent Inc Class A (b)	11,047	263,029
Datadog Inc Class A (b)	13,507	1,379,875
Docusign Inc (b)	8,494	694,385
Dolby Laboratories Inc Class A	2,650	203,494
DoubleVerify Holdings Inc (b)	5,994	79,480
Dropbox Inc Class A (b)	9,945	283,930
Dynatrace Inc (b)	13,268	623,198
Elastic NV (b)	3,884	334,801
Fair Isaac Corp (b)	1,050	2,089,164
Five9 Inc (b)	3,106	78,084
Gen Digital Inc	24,014	621,242
Gitlab Inc Class A (b)	5,628	262,659
Guidewire Software Inc (b)	3,608	738,810
HubSpot Inc (b)	2,198	1,344,077
Informatica Inc Class A (b)	3,796	71,478
Manhattan Associates Inc (b)	2,708	480,372
MicroStrategy Inc Class A (b)	10,231	3,888,905
nCino Inc (b)	3,818	88,578
Nutanix Inc Class A (b)	11,111	763,326
Palantir Technologies Inc Class A (b)	91,150	10,795,806
Pegasystems Inc	1,994	183,608
Procore Technologies Inc (b)	4,823	309,106
PTC Inc (b)	5,274	817,312
RingCentral Inc Class A (b)	2,547	64,948
SentinelOne Inc Class A (b)	12,745	235,783
Teradata Corp (b)	4,462	95,933
Tyler Technologies Inc (b)	1,872	1,017,058
UiPath Inc Class A (b)	19,500	232,830
Unity Software Inc (b)	13,722	289,123
Zoom Communications Inc Class A (b)	11,691	906,520
Zscaler Inc (b)	4,146	937,701
		35,383,819
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co	58,362	946,632
HP Inc	41,601	1,063,738
NetApp Inc	9,036	810,981
Pure Storage Inc Class A (b)	13,695	621,205
Sandisk Corp/DE	5,140	165,044
Super Micro Computer Inc (b)(c)	21,993	700,697
Western Digital Corp (b)	15,453	677,769
		4,986,066
TOTAL INFORMATION TECHNOLOGY		69,311,371

Materials - 5.2%
Chemicals - 2.2%
Albemarle Corp	4,424	259,025
Ashland Inc	2,258	122,813
Axalta Coating Systems Ltd (b)	9,855	320,288
Celanese Corp	3,944	175,547
CF Industries Holdings Inc	7,699	603,371
Chemours Co/The	6,246	77,325
Corteva Inc	30,464	1,888,464
Dow Inc	31,855	974,444
DuPont de Nemours Inc	18,637	1,229,856
Eastman Chemical Co	5,190	399,630
Element Solutions Inc	10,245	209,100
FMC Corp	5,642	236,513
Huntsman Corp	7,974	106,134
International Flavors & Fragrances Inc	10,867	852,625
LyondellBasell Industries NV Class A1	11,800	686,878
Mosaic Co/The	14,171	430,798
NewMarket Corp	295	181,514
Olin Corp	5,452	117,872
PPG Industries Inc	10,347	1,126,374
RPM International Inc	5,631	601,109
Scotts Miracle-Gro Co/The	1,810	91,188
Westlake Corp	1,618	149,552
		10,840,420
Construction Materials - 0.7%
Eagle Materials Inc	1,481	335,283
Martin Marietta Materials Inc	2,705	1,417,366
Vulcan Materials Co	5,835	1,530,696
		3,283,345
Containers & Packaging - 1.4%
Amcor PLC	101,055	929,706
AptarGroup Inc	2,895	434,105
Avery Dennison Corp	3,573	611,376
Ball Corp	13,188	684,985
Crown Holdings Inc	5,198	500,723
Graphic Packaging Holding CO	13,146	332,725
International Paper Co	23,201	1,059,823
Packaging Corp of America	3,927	728,890
Sealed Air Corp	6,672	183,880
Silgan Holdings Inc	3,638	187,903
Smurfit WestRock PLC	22,965	964,989
Sonoco Products Co	4,480	183,680
		6,802,785
Metals & Mining - 0.9%
Alcoa Corp	11,075	271,670
ATI Inc (b)	5,504	299,308
Cleveland-Cliffs Inc (b)	22,043	181,634
MP Materials Corp (b)(c)	5,728	140,106
Nucor Corp	10,402	1,241,687
Reliance Inc	2,364	681,376
Royal Gold Inc	2,869	524,195
Steel Dynamics Inc	6,337	821,972
United States Steel Corp	9,837	429,975
		4,591,923
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	2,776	239,597
TOTAL MATERIALS		25,758,070

Real Estate - 7.8%
Diversified REITs - 0.1%
WP Carey Inc	9,599	599,362
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	6,434	467,494
Healthcare Realty Trust Inc	16,222	251,928
Healthpeak Properties Inc	31,334	558,999
Medical Properties Trust Inc (c)	27,037	149,243
Omega Healthcare Investors Inc	11,856	462,977
Ventas Inc	18,497	1,296,270
		3,186,911
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	31,528	445,175
Park Hotels & Resorts Inc	10,330	102,680
		547,855
Industrial REITs - 0.3%
Americold Realty Trust Inc	12,950	250,453
EastGroup Properties Inc	2,224	363,446
First Industrial Realty Trust Inc	5,975	284,291
Lineage Inc	2,869	138,371
Rexford Industrial Realty Inc	8,216	271,950
STAG Industrial Inc Class A	8,295	273,984
		1,582,495
Office REITs - 0.2%
BXP Inc	6,637	422,977
Cousins Properties Inc	7,597	209,221
Highwoods Properties Inc	4,913	139,726
Kilroy Realty Corp	4,898	154,336
Vornado Realty Trust	7,791	274,866
		1,201,126
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (b)	13,504	1,649,919
CoStar Group Inc (b)	18,439	1,367,621
Howard Hughes Holdings Inc (b)	1,394	92,743
Jones Lang LaSalle Inc (b)	2,105	478,698
Seaport Entertainment Group Inc	486	9,306
Zillow Group Inc Class A (b)	2,156	142,253
Zillow Group Inc Class C (b)	6,761	455,218
		4,195,758
Residential REITs - 1.7%
American Homes 4 Rent Class A	14,924	558,008
AvalonBay Communities Inc	6,284	1,319,514
Camden Property Trust	4,620	525,756
Equity LifeStyle Properties Inc	8,360	541,561
Equity Residential	16,698	1,173,201
Essex Property Trust Inc	2,830	789,995
Invitation Homes Inc	27,104	926,686
Mid-America Apartment Communities Inc	5,123	817,887
Sun Communities Inc	5,576	693,822
UDR Inc	14,576	610,443
		7,956,873
Retail REITs - 1.4%
Agree Realty Corp	4,464	346,451
Brixmor Property Group Inc	13,393	333,619
Federal Realty Investment Trust	3,844	361,413
Kimco Realty Corp	29,463	588,671
NNN REIT Inc	8,343	342,981
Realty Income Corp	38,580	2,232,239
Regency Centers Corp	7,888	569,356
Simon Property Group Inc	14,348	2,258,088
		7,032,818
Specialized REITs - 2.6%
Crown Castle Inc	19,328	2,044,130
CubeSmart	10,078	409,872
Digital Realty Trust Inc	14,692	2,358,655
EPR Properties	3,383	167,425
Extra Space Storage Inc	9,297	1,362,196
Gaming and Leisure Properties Inc	11,441	547,566
Iron Mountain Inc	12,929	1,159,343
Lamar Advertising Co Class A	3,899	443,745
Millrose Properties Inc Class A	5,498	137,670
National Storage Affiliates Trust	3,270	121,644
Rayonier Inc	7,027	171,880
SBA Communications Corp Class A	4,762	1,159,071
VICI Properties Inc	46,466	1,487,841
Weyerhaeuser Co	32,555	843,500
		12,414,538
TOTAL REAL ESTATE		38,717,736

Utilities - 6.3%
Electric Utilities - 3.0%
Alliant Energy Corp	11,251	686,761
Edison International	16,989	909,081
Entergy Corp	18,812	1,564,594
Evergy Inc	9,799	677,111
Eversource Energy	16,353	972,676
Exelon Corp	44,184	2,072,231
FirstEnergy Corp	25,689	1,101,544
IDACORP Inc	2,303	271,961
NRG Energy Inc	8,953	981,070
OGE Energy Corp	8,730	396,167
PG&E Corp	96,885	1,600,540
Pinnacle West Capital Corp	5,007	476,566
PPL Corp	32,408	1,182,892
Xcel Energy Inc	25,313	1,789,630
		14,682,824
Gas Utilities - 0.4%
Atmos Energy Corp	6,774	1,088,108
MDU Resources Group Inc	9,144	156,728
National Fuel Gas Co	3,927	301,515
UGI Corp	9,601	314,817
		1,861,168
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	31,811	318,110
Clearway Energy Inc Class A	1,734	47,425
Clearway Energy Inc Class C	3,560	104,450
Vistra Corp	15,062	1,952,487
		2,422,472
Multi-Utilities - 2.1%
Ameren Corp	11,685	1,159,619
CenterPoint Energy Inc	28,567	1,107,828
CMS Energy Corp	13,193	971,664
Consolidated Edison Inc	15,335	1,729,022
DTE Energy Co	9,171	1,256,427
NiSource Inc	20,627	806,722
Public Service Enterprise Group Inc	22,094	1,765,974
WEC Energy Group Inc	13,938	1,526,490
		10,323,746
Water Utilities - 0.3%
American Water Works Co Inc	8,629	1,268,549
Essential Utilities Inc	11,173	459,545
		1,728,094
TOTAL UTILITIES		31,018,304

TOTAL UNITED STATES		487,399,968
TOTAL COMMON STOCKS (Cost $410,860,456)		494,025,961

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	43

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $67,778)	4.25	68,000	67,777

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	914,040	914,223
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	3,870,969	3,871,356
TOTAL MONEY MARKET FUNDS (Cost $4,785,579)			4,785,579

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $415,713,887)	498,879,360
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(3,706,911)
NET ASSETS - 100.0%	495,172,449

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	4	Jun 2025	1,143,120	6,422	6,422

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $67,777.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,144,201	24,611,465	24,841,405	39,262	(38)	-	914,223	914,040	0.0%
Fidelity Securities Lending Cash Central Fund	2,938,580	45,314,985	44,382,209	44,563	-	-	3,871,356	3,870,969	0.0%
Total	4,082,781	69,926,450	69,223,614	83,825	(38)	-	4,785,579

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	17,902,856	17,902,856	-	-
Consumer Discretionary	49,607,463	49,607,463	-	-
Consumer Staples	25,119,012	25,119,012	-	-
Energy	26,009,677	26,009,677	-	-
Financials	82,382,372	82,382,372	-	-
Health Care	45,065,769	45,065,769	-	-
Industrials	82,855,263	82,855,263	-	-
Information Technology	69,415,093	69,415,093	-	-
Materials	25,758,070	25,758,070	-	-
Real Estate	38,717,736	38,717,736	-	-
Utilities	31,192,650	31,192,650	-	-

Non-Convertible Preferred Stocks
Real Estate	43	43	-	-

U.S. Treasury Obligations	67,777	-	67,777	-

Money Market Funds	4,785,579	4,785,579	-	-
Total Investments in Securities:	498,879,360	498,811,583	67,777	-
Derivative Instruments:

Assets
Futures Contracts	6,422	6,422	-	-
Total Assets	6,422	6,422	-	-
Total Derivative Instruments:	6,422	6,422	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,422	0
Total Equity Risk	6,422	0
Total Value of Derivatives	6,422	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $3,640,050) - See accompanying schedule:
Unaffiliated issuers (cost $410,928,308)	$494,093,781
Fidelity Central Funds (cost $4,785,579)	4,785,579

Total Investment in Securities (cost $415,713,887)		$498,879,360
Segregated cash with brokers for derivative instruments		46,784
Receivable for fund shares sold		613,048
Dividends receivable		183,643
Distributions receivable from Fidelity Central Funds		3,510
Other receivables		2,200
Total assets		499,728,545
Liabilities
Payable for investments purchased	$264,158
Payable for fund shares redeemed	418,208
Payable for daily variation margin on futures contracts	2,400
Other payables and accrued expenses	4
Collateral on securities loaned	3,871,326
Total liabilities		4,556,096
Net Assets		$495,172,449
Net Assets consist of:
Paid in capital		$421,722,819
Total accumulated earnings (loss)		73,449,630
Net Assets		$495,172,449
Net Asset Value, offering price and redemption price per share ($495,172,449 ÷ 27,590,606 shares)		$17.95
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$7,210,470
Interest		4,656
Income from Fidelity Central Funds (including $44,563 from security lending)		83,825
Total income		7,298,951
Expenses
Independent trustees' fees and expenses	$1,166
Total expenses before reductions	1,166
Expense reductions	(1,046)
Total expenses after reductions		120
Net Investment income (loss)		7,298,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,028,253)
Redemptions in-kind	13,522,015
Fidelity Central Funds	(38)
Foreign currency transactions	232
Futures contracts	(14,383)
Total net realized gain (loss)		11,479,573
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,436,293
Futures contracts	48,666
Total change in net unrealized appreciation (depreciation)		11,484,959
Net gain (loss)		22,964,532
Net increase (decrease) in net assets resulting from operations		$30,263,363
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,298,831	$5,813,665
Net realized gain (loss)	11,479,573	2,213,213
Change in net unrealized appreciation (depreciation)	11,484,959	45,152,257
Net increase (decrease) in net assets resulting from operations	30,263,363	53,179,135
Distributions to shareholders	(5,037,711)	(7,149,688)

Share transactions
Proceeds from sales of shares	235,522,054	158,415,832
Reinvestment of distributions	3,720,271	5,252,514
Cost of shares redeemed	(173,412,358)	(99,543,480)

Net increase (decrease) in net assets resulting from share transactions	65,829,967	64,124,866
Total increase (decrease) in net assets	91,055,619	110,154,313

Net Assets
Beginning of period	404,116,830	293,962,517
End of period	$495,172,449	$404,116,830

Other Information
Shares
Sold	12,959,637	9,997,096
Issued in reinvestment of distributions	201,454	328,034
Redeemed	(9,466,012)	(6,255,170)
Net increase (decrease)	3,695,079	4,069,960

Financial Highlights
Fidelity Flex® Mid Cap Index Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.91	$14.83	$15.35	$16.82	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.26	.21	.19
Net realized and unrealized gain (loss)	.95	2.15	(.52)	(1.18)	6.17
Total from investment operations	1.24	2.41	(.26)	(.97)	6.36
Distributions from net investment income	(.20)	(.24)	(.23)	(.19)	(.20)
Distributions from net realized gain	-	(.08)	(.03)	(.31)	(.12)
Total distributions	(.20)	(.33) C	(.26)	(.50)	(.32)
Net asset value, end of period	$17.95	$16.91	$14.83	$15.35	$16.82
Total Return D	7.31%	16.36%	(1.62)%	(6.09)%	59.64%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	.04%	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.67%	1.75%	1.27%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$495,172	$404,117	$293,963	$251,337	$189,335
Portfolio turnover rate H	17 % I	10% I	13%	13%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, short-term capital gain dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$122,454,306
Gross unrealized depreciation	(46,098,172)
Net unrealized appreciation (depreciation)	$76,356,134
Tax Cost	$422,523,226

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(2,906,504)
Net unrealized appreciation (depreciation) on securities and other investments	$76,356,134

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(2,906,504)
Total capital loss carryforward	$(2,906,504)

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$5,037,711	$5,320,320
Long-term Capital Gains	-	1,829,368
Total	$5,037,711	$7,149,688

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	173,787,037	79,760,963

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	1,377,002	13,522,015	24,025,897

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	57,372	610,106	988,525
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Mid Cap Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by 1,046.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Mid Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $45,311 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 98% and 100% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.77% and 100% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.23% and 0% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881627.108
ZMP-ANN-0625
Fidelity® Series Large Cap Growth Index Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Large Cap Growth Index Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	216,209	2,687,478
Capital Markets - 0.0%
XP Inc Class A	2,825	45,482
TOTAL BRAZIL		2,732,960
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	77,153	1,803,066
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	5,843	523,065
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	480	45,802
UNITED STATES - 99.4%
Communication Services - 12.8%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	633	15,274
Entertainment - 2.4%
Liberty Media Corp-Liberty Formula One Class A (b)	509	41,000
Liberty Media Corp-Liberty Formula One Class C (b)	5,004	443,705
Live Nation Entertainment Inc (b)	10,524	1,393,904
Madison Square Garden Sports Corp Class A (b)	94	18,102
Netflix Inc (b)	28,499	32,252,888
ROBLOX Corp Class A (b)	34,986	2,345,811
Roku Inc Class A (b)	1,306	89,043
Spotify Technology SA (b)	9,786	6,008,408
TKO Group Holdings Inc Class A	734	119,576
		42,712,437
Interactive Media & Services - 10.3%
Alphabet Inc Class A	375,243	59,588,589
Alphabet Inc Class C	309,728	49,832,138
Meta Platforms Inc Class A	127,099	69,777,351
Pinterest Inc Class A (b)	39,365	996,722
TripAdvisor Inc Class A (b)	309	3,847
Trump Media & Technology Group Corp (b)(c)	3,360	82,454
		180,281,101
Media - 0.1%
Liberty Broadband Corp Class A (b)	297	26,448
Liberty Broadband Corp Class C (b)	1,770	159,990
Nexstar Media Group Inc	756	113,143
Trade Desk Inc (The) Class A (b)	29,746	1,595,278
		1,894,859
TOTAL COMMUNICATION SERVICES		224,903,671

Consumer Discretionary - 14.5%
Automobiles - 3.1%
Tesla Inc (b)	185,126	52,235,152
Broadline Retail - 6.4%
Amazon.com Inc (b)	598,609	110,395,472
Etsy Inc (b)	4,916	213,747
		110,609,219
Distributors - 0.0%
Pool Corp (c)	2,478	726,401
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc (b)	528	66,222
Duolingo Inc Class A (b)	2,505	975,647
Grand Canyon Education Inc (b)	605	107,914
H&R Block Inc	1,683	101,603
		1,251,386
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (b)	28,498	3,474,476
Booking Holdings Inc	2,070	10,555,511
Cava Group Inc (b)	5,022	464,183
Chipotle Mexican Grill Inc (b)	90,951	4,594,845
Choice Hotels International Inc (c)	1,499	189,039
Churchill Downs Inc	4,636	419,141
Darden Restaurants Inc	4,120	826,637
Domino's Pizza Inc	807	395,729
DoorDash Inc Class A (b)	20,551	3,964,082
DraftKings Inc Class A (b)	30,155	1,003,860
Dutch Bros Inc Class A (b)	2,875	171,753
Expedia Group Inc Class A	8,151	1,279,136
Hilton Worldwide Holdings Inc	8,192	1,847,132
Hyatt Hotels Corp Class A	386	43,494
Las Vegas Sands Corp	23,196	850,597
Light & Wonder Inc Class A (b)	5,899	503,657
McDonald's Corp	3,076	983,243
Norwegian Cruise Line Holdings Ltd (b)	29,205	468,156
Planet Fitness Inc Class A (b)	3,055	288,972
Royal Caribbean Cruises Ltd	5,484	1,178,566
Starbucks Corp	58,555	4,687,328
Texas Roadhouse Inc	4,439	736,696
Vail Resorts Inc	2,089	290,789
Wendy's Co/The (c)	5,908	73,850
Wingstop Inc	1,952	515,113
Wyndham Hotels & Resorts Inc	436	37,191
Wynn Resorts Ltd	512	41,119
Yum! Brands Inc	7,210	1,084,672
		40,968,967
Household Durables - 0.0%
SharkNinja Inc (b)	789	63,515
Somnigroup International Inc	11,169	681,979
TopBuild Corp (b)	154	45,547
		791,041
Leisure Products - 0.0%
Hasbro Inc	8,073	499,719
YETI Holdings Inc (b)	1,656	47,279
		546,998
Specialty Retail - 2.3%
AutoZone Inc (b)	1,026	3,860,428
Burlington Stores Inc (b)	4,221	949,894
CarMax Inc (b)	701	45,334
Carvana Co Class A (b)	2,523	616,495
Dick's Sporting Goods Inc	307	57,636
Five Below Inc (b)	2,934	222,661
Floor & Decor Holdings Inc Class A (b)	2,465	176,100
Home Depot Inc/The	52,726	19,007,196
Murphy USA Inc	1,219	607,757
O'Reilly Automotive Inc (b)	3,551	5,025,375
Restoration Hardware Inc (b)	193	35,517
Ross Stores Inc	5,002	695,278
TJX Cos Inc/The	44,622	5,741,959
Tractor Supply Co	35,568	1,800,452
Ulta Beauty Inc (b)	2,669	1,055,963
Valvoline Inc (b)	8,524	292,032
Williams-Sonoma Inc	4,804	742,074
		40,932,151
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (b)	678	65,373
Deckers Outdoor Corp (b)	10,105	1,119,937
Lululemon Athletica Inc (b)	7,742	2,096,301
NIKE Inc Class B	48,671	2,745,045
Skechers USA Inc Class A (b)	770	36,975
		6,063,631
TOTAL CONSUMER DISCRETIONARY		254,124,946

Consumer Staples - 3.8%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (b)	93	22,859
Celsius Holdings Inc (b)	11,716	409,591
Coca-Cola Co/The	148,183	10,750,677
Monster Beverage Corp (b)	37,657	2,263,939
PepsiCo Inc	72,344	9,808,400
		23,255,466
Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores Inc	424	196,138
Costco Wholesale Corp	29,529	29,366,591
Performance Food Group Co (b)	1,471	118,651
Sysco Corp	20,316	1,450,562
		31,131,942
Food Products - 0.0%
Freshpet Inc (b)	1,034	76,040
Hershey Co/The	1,371	229,217
Lamb Weston Holdings Inc	3,021	159,539
Pilgrim's Pride Corp	239	13,045
		477,841
Household Products - 0.6%
Clorox Co/The	8,266	1,176,252
Colgate-Palmolive Co	29,744	2,742,099
Kimberly-Clark Corp	9,077	1,196,167
Procter & Gamble Co/The	35,054	5,698,729
		10,813,247
Personal Care Products - 0.0%
elf Beauty Inc (b)(c)	3,622	224,093
Estee Lauder Cos Inc/The Class A	5,522	331,099
		555,192
TOTAL CONSUMER STAPLES		66,233,688

Energy - 0.5%
Energy Equipment & Services - 0.0%
Weatherford International PLC	4,827	199,838
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream Corp	8,556	141,602
Cheniere Energy Inc	7,600	1,756,436
Civitas Resources Inc	1,878	51,176
EQT Corp	2,443	120,782
Hess Corp	12,028	1,552,213
Matador Resources Co	636	25,147
New Fortress Energy Inc Class A (c)	3,200	17,376
Permian Resources Corp Class A	9,355	110,389
Targa Resources Corp	14,346	2,451,732
Texas Pacific Land Corp (c)	1,251	1,612,376
Viper Energy Inc Class A	2,522	101,712
		7,940,941
TOTAL ENERGY		8,140,779

Financials - 7.3%
Capital Markets - 1.7%
Ameriprise Financial Inc	5,848	2,754,525
Ares Management Corp Class A	12,326	1,880,085
Blackstone Inc	48,036	6,326,822
Blue Owl Capital Inc Class A	34,887	646,456
Charles Schwab Corp/The	11,046	899,144
Coinbase Global Inc Class A (b)	11,337	2,300,164
FactSet Research Systems Inc	896	387,269
Goldman Sachs Group Inc/The	5,402	2,957,865
Houlihan Lokey Inc Class A	320	51,865
Jefferies Financial Group Inc	3,257	152,200
KKR & Co Inc Class A	12,930	1,477,511
Lazard Inc	6,800	264,520
LPL Financial Holdings Inc	5,273	1,686,253
Moody's Corp	10,525	4,769,088
Morgan Stanley	4,513	520,890
Morningstar Inc	1,777	505,947
MSCI Inc	2,933	1,598,808
TPG Inc Class A	1,490	69,211
Tradeweb Markets Inc Class A	3,056	422,645
		29,671,268
Consumer Finance - 0.2%
Ally Financial Inc	2,455	80,180
American Express Co	13,836	3,686,050
Credit Acceptance Corp (b)(c)	324	157,924
SoFi Technologies Inc Class A (b)	11,148	139,461
		4,063,615
Financial Services - 4.6%
Apollo Global Management Inc	25,977	3,545,341
Block Inc Class A (b)	15,602	912,249
Corpay Inc (b)	4,492	1,461,562
Equitable Holdings Inc	20,795	1,028,313
Fiserv Inc (b)	12,004	2,215,578
Mastercard Inc Class A	54,314	29,767,331
Shift4 Payments Inc Class A (b)(c)	4,074	333,253
Toast Inc Class A (b)	30,827	1,096,825
UWM Holdings Corp Class A	2,942	13,827
Visa Inc Class A	114,909	39,701,060
Western Union Co/The	4,011	39,749
WEX Inc (b)	252	32,853
		80,147,941
Insurance - 0.8%
Allstate Corp/The	2,723	540,216
Arthur J Gallagher & Co	1,129	362,059
Brown & Brown Inc	7,000	774,200
Everest Group Ltd	460	165,062
Kinsale Capital Group Inc	1,466	638,091
Markel Group Inc (b)	199	361,901
Marsh & McLennan Cos Inc	4,509	1,016,644
Progressive Corp/The	32,823	9,247,552
RLI Corp	262	19,391
Ryan Specialty Holdings Inc Class A (c)	6,810	446,123
		13,571,239
TOTAL FINANCIALS		127,454,063

Health Care - 7.8%
Biotechnology - 1.7%
AbbVie Inc	50,977	9,945,613
Alnylam Pharmaceuticals Inc (b)	7,621	2,006,152
Amgen Inc	27,822	8,093,976
Apellis Pharmaceuticals Inc (b)	7,250	139,273
Exact Sciences Corp (b)	4,886	222,997
Exelixis Inc (b)	15,586	610,192
Incyte Corp (b)	630	39,476
Ionis Pharmaceuticals Inc (b)	9,625	295,584
Natera Inc (b)	7,627	1,151,143
Neurocrine Biosciences Inc (b)	6,635	714,523
Regeneron Pharmaceuticals Inc	583	349,077
Sarepta Therapeutics Inc (b)	6,083	379,579
Ultragenyx Pharmaceutical Inc (b)	5,988	233,412
Vertex Pharmaceuticals Inc (b)	8,609	4,386,286
Viking Therapeutics Inc (b)(c)	7,051	203,562
		28,770,845
Health Care Equipment & Supplies - 1.3%
Align Technology Inc (b)	2,920	506,036
Dexcom Inc (b)	26,000	1,855,880
Edwards Lifesciences Corp (b)	7,444	561,948
GE HealthCare Technologies Inc	2,878	202,410
IDEXX Laboratories Inc (b)	5,415	2,342,800
Inspire Medical Systems Inc (b)	1,948	308,524
Insulet Corp (b)	4,656	1,174,662
Intuitive Surgical Inc (b)	23,526	12,134,711
Masimo Corp (b)	1,509	242,889
Penumbra Inc (b)	2,455	718,922
ResMed Inc	2,644	625,544
Stryker Corp	7,169	2,680,632
		23,354,958
Health Care Providers & Services - 0.7%
Cardinal Health Inc	9,648	1,363,166
Cencora Inc	11,547	3,379,461
Chemed Corp	99	57,569
Cigna Group/The	1,629	553,925
DaVita Inc (b)	3,137	444,042
Elevance Health Inc	2,478	1,042,197
HCA Healthcare Inc	3,021	1,042,487
McKesson Corp	3,649	2,600,971
Molina Healthcare Inc (b)	2,382	778,938
UnitedHealth Group Inc	4,153	1,708,710
		12,971,466
Health Care Technology - 0.1%
Doximity Inc Class A (b)	627	35,663
Veeva Systems Inc Class A (b)	9,829	2,296,939
		2,332,602
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (b)	4,644	38,406
Bruker Corp	4,454	178,427
Fortrea Holdings Inc (b)	444	2,766
IQVIA Holdings Inc (b)	1,363	211,360
Medpace Holdings Inc (b)	1,689	520,871
Repligen Corp (b)	558	76,998
Waters Corp (b)	2,390	831,075
West Pharmaceutical Services Inc	2,930	619,080
		2,478,983
Pharmaceuticals - 3.9%
Eli Lilly & Co	53,324	47,935,610
Merck & Co Inc	168,883	14,388,832
Zoetis Inc Class A	24,808	3,879,971
		66,204,413
TOTAL HEALTH CARE		136,113,267

Industrials - 4.9%
Aerospace & Defense - 0.8%
Axon Enterprise Inc (b)	4,818	2,954,879
Boeing Co (b)	8,174	1,497,804
BWX Technologies Inc	1,246	135,964
GE Aerospace	15,424	3,108,553
HEICO Corp	3,043	763,063
HEICO Corp Class A	5,274	1,059,705
Howmet Aerospace Inc	1,673	231,844
Loar Holdings Inc (b)(c)	2,050	193,889
Lockheed Martin Corp	4,496	2,147,964
Spirit AeroSystems Holdings Inc Class A (b)	1,064	38,304
Standardaero Inc	2,201	59,471
TransDigm Group Inc	732	1,034,367
		13,225,807
Air Freight & Logistics - 0.0%
Expeditors International of Washington Inc	1,514	166,404
Building Products - 0.3%
AAON Inc	4,484	409,255
Advanced Drainage Systems Inc	1,761	199,856
Armstrong World Industries Inc	979	141,975
AZEK Co Inc/The Class A (b)	6,639	329,029
Builders FirstSource Inc (b)	678	81,109
Carlisle Cos Inc	405	153,689
Lennox International Inc (c)	2,136	1,167,858
Simpson Manufacturing Co Inc	262	40,266
Trane Technologies PLC	5,145	1,972,130
Trex Co Inc (b)	7,101	410,580
		4,905,747
Commercial Services & Supplies - 0.9%
Cintas Corp	21,844	4,623,938
Copart Inc (b)	54,118	3,302,822
Rollins Inc	18,621	1,063,818
Tetra Tech Inc	3,870	120,705
Veralto Corp	7,402	709,852
Waste Management Inc	26,701	6,230,945
		16,052,080
Construction & Engineering - 0.1%
Comfort Systems USA Inc	2,341	930,665
EMCOR Group Inc	1,200	480,840
Quanta Services Inc	2,963	867,240
WillScot Holdings Corp	3,484	87,518
		2,366,263
Electrical Equipment - 0.1%
Generac Holdings Inc (b)	1,889	216,064
Rockwell Automation Inc	692	171,394
Vertiv Holdings Co Class A	23,857	2,036,911
		2,424,369
Ground Transportation - 1.1%
Avis Budget Group Inc (b)	481	44,555
Lyft Inc Class A (b)	17,302	214,545
Old Dominion Freight Line Inc	12,883	1,974,706
Saia Inc (b)	1,028	250,832
U-Haul Holding Co (b)	297	18,232
U-Haul Holding Co Class N	2,797	153,276
Uber Technologies Inc (b)	135,366	10,966,000
Union Pacific Corp	19,452	4,195,018
XPO Inc (b)	7,608	807,361
		18,624,525
Industrial Conglomerates - 0.1%
3M Co	6,744	936,809
Honeywell International Inc	6,732	1,417,086
		2,353,895
Machinery - 0.2%
Caterpillar Inc	4,570	1,413,364
Illinois Tool Works Inc	7,308	1,753,262
Lincoln Electric Holdings Inc	1,018	179,372
		3,345,998
Passenger Airlines - 0.0%
American Airlines Group Inc (b)(c)	3,162	31,462
Professional Services - 0.9%
Automatic Data Processing Inc	25,406	7,637,044
Booz Allen Hamilton Holding Corp Class A	8,392	1,007,208
Broadridge Financial Solutions Inc	7,124	1,726,858
Dayforce Inc (b)	1,051	60,821
Equifax Inc	1,640	426,613
KBR Inc	804	42,458
Paychex Inc	7,692	1,131,647
Paycom Software Inc	2,134	483,116
Paylocity Holding Corp (b)	2,885	554,209
TransUnion	726	60,229
Verisk Analytics Inc	9,392	2,784,071
		15,914,274
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (b)	8,296	437,033
Fastenal Co	32,142	2,602,538
Ferguson Enterprises Inc	897	152,185
SiteOne Landscape Supply Inc (b)	1,094	125,602
United Rentals Inc	1,054	665,548
WW Grainger Inc	2,518	2,579,213
		6,562,119
TOTAL INDUSTRIALS		85,972,943

Information Technology - 46.4%
Communications Equipment - 0.4%
Arista Networks Inc	68,584	5,642,406
Motorola Solutions Inc	5,232	2,304,120
Ubiquiti Inc	128	41,786
		7,988,312
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	45,871	3,529,773
CDW Corp/DE	4,497	722,038
Cognex Corp	573	15,643
Ingram Micro Holding Corp	267	4,747
Jabil Inc	579	84,858
Zebra Technologies Corp Class A (b)	701	175,474
		4,532,533
IT Services - 0.7%
Cloudflare Inc Class A (b)	20,292	2,450,868
EPAM Systems Inc (b)	229	35,932
Gartner Inc (b)	5,023	2,115,085
Globant SA (b)(c)	2,106	247,602
GoDaddy Inc Class A (b)	9,318	1,754,859
MongoDB Inc Class A (b)	4,766	820,562
Okta Inc Class A (b)	4,812	539,714
Snowflake Inc Class A (b)	20,803	3,317,870
Twilio Inc Class A (b)	1,949	188,488
VeriSign Inc (b)	372	104,949
		11,575,929
Semiconductors & Semiconductor Equipment - 14.9%
Advanced Micro Devices Inc (b)	70,756	6,888,097
Applied Materials Inc	49,801	7,505,509
Astera Labs Inc (b)(c)	361	23,577
Broadcom Inc	297,631	57,285,039
Enphase Energy Inc (b)	8,768	390,965
Entegris Inc	10,021	792,862
KLA Corp	8,852	6,220,212
Lam Research Corp	85,591	6,134,307
Lattice Semiconductor Corp (b)	7,847	383,954
Marvell Technology Inc	4,564	266,401
MKS Instruments Inc	245	17,183
Monolithic Power Systems Inc	3,131	1,856,996
NVIDIA Corp	1,480,799	161,288,627
Onto Innovation Inc (b)	861	105,016
QUALCOMM Inc	69,767	10,357,609
Teradyne Inc	9,473	702,991
Texas Instruments Inc	7,345	1,175,567
Universal Display Corp	1,584	198,998
		261,593,910
Software - 18.7%
Adobe Inc (b)	28,988	10,869,920
Appfolio Inc Class A (b)	1,506	311,019
AppLovin Corp Class A (b)	17,461	4,702,422
Atlassian Corp Class A (b)	10,771	2,459,127
Autodesk Inc (b)	14,349	3,935,213
Bentley Systems Inc Class B	9,314	400,409
BILL Holdings Inc (b)	1,762	80,294
Cadence Design Systems Inc (b)	18,145	5,402,492
Confluent Inc Class A (b)	16,470	392,151
Crowdstrike Holdings Inc Class A (b)	15,320	6,570,288
Datadog Inc Class A (b)	20,248	2,068,536
Docusign Inc (b)	13,355	1,091,771
DoubleVerify Holdings Inc (b)	5,240	69,482
Dropbox Inc Class A (b)	4,492	128,247
Dynatrace Inc (b)	19,859	932,777
Elastic NV (b)	5,794	499,443
Fair Isaac Corp (b)	1,338	2,662,192
Five9 Inc (b)	4,932	123,990
Fortinet Inc (b)	34,327	3,561,770
Gitlab Inc Class A (b)	8,395	391,795
Guidewire Software Inc (b)	2,480	507,830
HubSpot Inc (b)	3,301	2,018,562
Intuit Inc	18,184	11,409,914
Manhattan Associates Inc (b)	4,034	715,591
Microsoft Corp	470,176	185,841,766
MicroStrategy Inc Class A (b)(c)	970	368,707
nCino Inc (b)(c)	3,527	81,826
Nutanix Inc Class A (b)	4,731	325,020
Oracle Corp	106,455	14,980,348
Palantir Technologies Inc Class A (b)	137,114	16,239,782
Palo Alto Networks Inc (b)	43,075	8,052,010
Pegasystems Inc	2,881	265,282
Procore Technologies Inc (b)(c)	7,117	456,129
PTC Inc (b)	4,785	741,531
RingCentral Inc Class A (b)	5,454	139,077
Salesforce Inc	52,189	14,023,706
SentinelOne Inc Class A (b)	2,977	55,074
Servicenow Inc (b)	13,673	13,057,852
Synopsys Inc (b)	10,264	4,711,279
Teradata Corp (b)	6,321	135,902
Tyler Technologies Inc (b)	2,401	1,304,463
UiPath Inc Class A (b)	24,434	291,742
Unity Software Inc (b)(c)	9,213	194,118
Workday Inc Class A (b)	14,098	3,454,010
Zscaler Inc (b)	6,205	1,403,385
		327,428,244
Technology Hardware, Storage & Peripherals - 11.5%
Apple Inc	929,843	197,591,638
Dell Technologies Inc Class C	2,890	265,186
HP Inc	15,102	386,158
NetApp Inc	6,053	543,257
Pure Storage Inc Class A (b)	17,827	808,633
Super Micro Computer Inc (b)(c)	33,014	1,051,826
		200,646,698
TOTAL INFORMATION TECHNOLOGY		813,765,626

Materials - 0.6%
Chemicals - 0.5%
Celanese Corp	1,893	84,257
Chemours Co/The	594	7,354
Ecolab Inc	14,430	3,628,135
RPM International Inc	1,944	207,522
Sherwin-Williams Co/The	14,226	5,020,640
		8,947,908
Construction Materials - 0.1%
Eagle Materials Inc	1,673	378,750
Martin Marietta Materials Inc	232	121,563
Vulcan Materials Co	2,270	595,490
		1,095,803
Containers & Packaging - 0.0%
Avery Dennison Corp	2,003	342,734
Sealed Air Corp	445	12,264
		354,998
Metals & Mining - 0.0%
Cleveland-Cliffs Inc (b)	10,902	89,832
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	2,903	250,558
TOTAL MATERIALS		10,739,099

Real Estate - 0.6%
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (b)	980	222,862
Retail REITs - 0.0%
Simon Property Group Inc	5,522	869,052
Specialized REITs - 0.6%
American Tower Corp	31,091	7,008,223
Equinix Inc	347	298,680
Iron Mountain Inc	11,072	992,826
Lamar Advertising Co Class A	1,456	165,707
Public Storage Operating Co	1,600	480,688
		8,946,124
TOTAL REAL ESTATE		10,038,038

Utilities - 0.2%
Electric Utilities - 0.0%
Constellation Energy Corp	3,336	745,396
NRG Energy Inc	5,493	601,922
		1,347,318
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	22,601	2,929,768
TOTAL UTILITIES		4,277,086

TOTAL UNITED STATES		1,741,763,206
TOTAL COMMON STOCKS (Cost $1,183,487,217)		1,746,868,099

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $180,408)	4.25	181,000	180,406

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	3,527,590	3,528,295
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	5,984,984	5,985,583
TOTAL MONEY MARKET FUNDS (Cost $9,513,877)			9,513,878

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,193,181,502)	1,756,562,383
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,336,029)
NET ASSETS - 100.0%	1,752,226,354

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini NASDAQ 100 Index Contracts (United States)	10	Jun 2025	3,931,700	145,424	145,424
CME E-Mini S&P 500 Index Contracts (United States)	5	Jun 2025	1,396,750	47,049	47,049

TOTAL FUTURES CONTRACTS					192,473
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $180,406.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,302,174	163,113,652	164,887,499	165,684	(32)	-	3,528,295	3,527,590	0.0%
Fidelity Securities Lending Cash Central Fund	2,567,307	64,500,091	61,081,816	7,070	-	1	5,985,583	5,984,984	0.0%
Total	7,869,481	227,613,743	225,969,315	172,754	(32)	1	9,513,878

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	224,903,671	224,903,671	-	-
Consumer Discretionary	255,928,012	255,928,012	-	-
Consumer Staples	66,233,688	66,233,688	-	-
Energy	8,140,779	8,140,779	-	-
Financials	130,232,825	130,232,825	-	-
Health Care	136,113,267	136,113,267	-	-
Industrials	85,972,943	85,972,943	-	-
Information Technology	813,765,626	813,765,626	-	-
Materials	11,262,164	11,262,164	-	-
Real Estate	10,038,038	10,038,038	-	-
Utilities	4,277,086	4,277,086	-	-

U.S. Treasury Obligations	180,406	-	180,406	-

Money Market Funds	9,513,878	9,513,878	-	-
Total Investments in Securities:	1,756,562,383	1,756,381,977	180,406	-
Derivative Instruments:

Assets
Futures Contracts	192,473	192,473	-	-
Total Assets	192,473	192,473	-	-
Total Derivative Instruments:	192,473	192,473	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	192,473	0
Total Equity Risk	192,473	0
Total Value of Derivatives	192,473	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including securities loaned of $5,691,737) - See accompanying schedule:
Unaffiliated issuers (cost $1,183,667,625)	$1,747,048,505
Fidelity Central Funds (cost $9,513,877)	9,513,878

Total Investment in Securities (cost $1,193,181,502)		$1,756,562,383
Segregated cash with brokers for derivative instruments		145,067
Receivable for fund shares sold		2,890,101
Dividends receivable		326,180
Distributions receivable from Fidelity Central Funds		13,656
Receivable for daily variation margin on futures contracts		3,002
Total assets		1,759,940,389
Liabilities
Payable for fund shares redeemed	$1,726,136
Other payables and accrued expenses	2,324
Collateral on securities loaned	5,985,575
Total liabilities		7,714,035
Net Assets		$1,752,226,354
Net Assets consist of:
Paid in capital		$1,205,007,789
Total accumulated earnings (loss)		547,218,565
Net Assets		$1,752,226,354
Net Asset Value, offering price and redemption price per share ($1,752,226,354 ÷ 75,281,597 shares)		$23.28
Statement of Operations
Year ended April 30, 2025
Investment Income
Dividends		$9,277,838
Interest		11,110
Income from Fidelity Central Funds (including $7,070 from security lending)		172,754
Total income		9,461,702
Expenses
Custodian fees and expenses	$31,580
Independent trustees' fees and expenses	3,639
Total expenses before reductions	35,219
Expense reductions	(1,119)
Total expenses after reductions		34,100
Net Investment income (loss)		9,427,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,373,234
Fidelity Central Funds	(32)
Futures contracts	(107,303)
Total net realized gain (loss)		11,265,899
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	133,699,317
Fidelity Central Funds	1
Futures contracts	156,192
Total change in net unrealized appreciation (depreciation)		133,855,510
Net gain (loss)		145,121,409
Net increase (decrease) in net assets resulting from operations		$154,549,011
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,427,602	$7,961,729
Net realized gain (loss)	11,265,899	6,407,255
Change in net unrealized appreciation (depreciation)	133,855,510	242,799,061
Net increase (decrease) in net assets resulting from operations	154,549,011	257,168,045
Distributions to shareholders	(8,536,692)	(8,147,076)

Share transactions
Proceeds from sales of shares	764,835,701	292,824,105
Reinvestment of distributions	8,536,692	8,147,076
Cost of shares redeemed	(319,128,573)	(211,591,405)

Net increase (decrease) in net assets resulting from share transactions	454,243,820	89,379,776
Total increase (decrease) in net assets	600,256,139	338,400,745

Net Assets
Beginning of period	1,151,970,215	813,569,470
End of period	$1,752,226,354	$1,151,970,215

Other Information
Shares
Sold	31,951,379	15,607,253
Issued in reinvestment of distributions	336,223	447,053
Redeemed	(13,376,853)	(11,738,549)
Net increase (decrease)	18,910,749	4,315,757

Financial Highlights
Fidelity® Series Large Cap Growth Index Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.44	$15.63	$15.47	$16.85	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.15	.15	.15	.13	.12
Net realized and unrealized gain (loss)	2.83	4.82	.20	(.92)	5.67
Total from investment operations	2.98	4.97	.35	(.79)	5.79
Distributions from net investment income	(.14)	(.16)	(.13)	(.12)	(.13)
Distributions from net realized gain	-	-	(.06)	(.46)	(.33)
Total distributions	(.14)	(.16)	(.19)	(.59) C	(.46)
Net asset value, end of period	$23.28	$20.44	$15.63	$15.47	$16.85
Total Return D	14.52%	31.91%	2.39%	(5.34)%	51.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	-% G	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % G	-% G	-% G	-% G	-% G
Expenses net of all reductions, if any	-% G	-% G	-% G	-% G	-% G
Net investment income (loss)	.64%	.83%	1.04%	.73%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,752,226	$1,151,970	$813,569	$643,492	$546,009
Portfolio turnover rate H	28%	28%	29%	40%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$608,941,285
Gross unrealized depreciation	(58,315,167)
Net unrealized appreciation (depreciation)	$550,626,118
Tax Cost	$1,205,936,265

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,589,116
Capital loss carryforward	$(5,996,670)
Net unrealized appreciation (depreciation) on securities and other investments	$550,626,118

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,996,670)
Long-term	-
Total capital loss carryforward	$(5,996,670)

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$8,536,692	$ 8,147,076

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	862,107,751	406,591,197
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Growth Index Fund	-	124	11
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Growth Index Fund	693	75	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,119.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Large Cap Growth Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $208,737 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 80% and 91% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 82.21% and 92.32% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.38% and 3.08% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891255.106
CGI-ANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025